UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 35

Item 1.	Reports to Stockholders

Semi-Annual Report June 30, 2016

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Government Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Table of Contents

Series Fund Overviews and Schedules of Investments:
Growth Stock Portfolio	1
Focused Appreciation Portfolio	3
Large Cap Core Stock Portfolio	5
Large Cap Blend Portfolio	7
Index 500 Stock Portfolio	9
Large Company Value Portfolio	16
Domestic Equity Portfolio	19
Equity Income Portfolio	21
Mid Cap Growth Stock Portfolio	25
Index 400 Stock Portfolio	27
Mid Cap Value Portfolio	33
Small Cap Growth Stock Portfolio	37
Index 600 Stock Portfolio	40
Small Cap Value Portfolio	47
International Growth Portfolio	50
Research International Core Portfolio	54
International Equity Portfolio	58
Emerging Markets Equity Portfolio	62
Government Money Market Portfolio	66
Short-Term Bond Portfolio	69
Select Bond Portfolio	81
Long-Term U.S. Government Bond Portfolio	95
Inflation Protection Portfolio	100
High Yield Bond Portfolio	110
Multi-Sector Bond Portfolio	118
Balanced Portfolio	133
Asset Allocation Portfolio	137
Statements of Assets and Liabilities	142
Statements of Operations	146
Statements of Changes in Net Assets	150
Statement of Cash Flows	157
Financial Highlights	158
Notes to Financial Statements	166
Proxy Voting and Portfolio Holdings	188
Approval and Continuance of Investment Advisory and Sub-Advisory Agreements	189

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$999.64	$2.14
Hypothetical(5% return before expenses)	$1,000.00	$1,022.73	$2.16

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Growth Stock Portfolio

Growth Stock Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (99.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (21.6%)
*Amazon.com, Inc.	45,965	32,893
CBS Corp. - Class B	212,341	11,560
*Charter Communications, Inc.	44,797	10,242
Comcast Corp. - Class A	293,205	19,114
Delphi Automotive PLC	109,957	6,883
Hanesbrands, Inc.	372,946	9,372
The Home Depot, Inc.	133,311	17,022
The Interpublic Group of Cos., Inc.	491,285	11,349
McDonald’s Corp.	152,049	18,298
*The Priceline Group, Inc.	8,924	11,141
*Tesla Motors, Inc.	33,111	7,029
The TJX Cos., Inc.	160,273	12,378
*Ulta Salon, Cosmetics & Fragrance, Inc.	52,235	12,727

Total		180,008

Consumer Staples (10.4%)
The Coca-Cola Co.	513,017	23,255
ConAgra Foods, Inc.	346,318	16,558
Costco Wholesale Corp.	80,949	12,712
The Estee Lauder Cos., Inc. - Class A	150,199	13,671
Molson Coors Brewing Co. - Class B	138,345	13,991
Mondelez International, Inc.	137,095	6,239

Total		86,426

Energy (1.8%)
Pioneer Natural Resources Co.	39,042	5,903
Schlumberger, Ltd.	60,646	4,796

Common Stocks (99.4%)	Shares/ $ Par	Value $ (000’s)
Energy (continued)
Superior Energy Services, Inc.	233,350	4,296

Total		14,995

Financials (5.3%)
BlackRock, Inc.	34,764	11,908
Intercontinental Exchange, Inc.	52,601	13,464
The Progressive Corp.	308,186	10,324
*Synchrony Financial	342,878	8,668

Total		44,364

Health Care (17.1%)
AbbVie, Inc.	300,457	18,601
*BioMarin Pharmaceutical, Inc.	101,131	7,868
*Boston Scientific Corp.	646,670	15,113
Bristol-Myers Squibb Co.	240,966	17,723
Cardinal Health, Inc.	120,209	9,378
*Centene Corp.	165,128	11,785
DENTSPLY SIRONA, Inc.	158,182	9,814
Eli Lilly and Co.	154,469	12,164
Medtronic PLC	151,568	13,152
UnitedHealth Group, Inc.	116,568	16,459
*Vertex Pharmaceuticals, Inc.	120,733	10,385

Total		142,442

Industrials (10.0%)
Danaher Corp.	156,392	15,796
Honeywell International, Inc.	192,594	22,403
Raytheon Co.	105,354	14,323
Union Pacific Corp.	225,069	19,637
United Technologies Corp.	103,340	10,597

Total		82,756

Common Stocks (99.4%)	Shares/ $ Par	Value $ (000’s)
Information Technology (29.6%)
*Alphabet, Inc. - Class A	28,080	19,755
*Alphabet, Inc. - Class C	37,178	25,731
Broadcom, Ltd.	89,635	13,929
Cisco Systems, Inc.	418,984	12,021
*Citrix Systems, Inc.	144,062	11,538
*Cognizant Technology Solutions Corp. - Class A	157,275	9,002
*Facebook, Inc. - Class A	298,787	34,145
Intuit, Inc.	111,250	12,417
Oracle Corp.	480,319	19,659
Paychex, Inc.	150,898	8,978
*salesforce.com, Inc.	191,130	15,178
Skyworks Solutions, Inc.	93,819	5,937
*Splunk, Inc.	144,120	7,808
Texas Instruments, Inc.	275,044	17,232
Visa, Inc. - Class A	331,466	24,585
*Workday, Inc.- Class A	110,993	8,288

Total		246,203

Materials (3.6%)
The Dow Chemical Co.	212,309	10,554
The Sherwin-Williams Co.	35,878	10,536
Vulcan Materials Co.	72,080	8,676

Total		29,766

Total Common Stocks (Cost: $698,368)		826,960

Total Investments (99.4%) (Cost: $698,368)(a)		826,960

Other Assets, Less Liabilities (0.6%)		4,815

Net Assets (100.0%)		831,775

*	Non-Income Producing

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $698,368 and the net unrealized appreciation of investments based on that cost was $128,592 which is comprised of $144,585 aggregate gross unrealized appreciation and $15,993 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Domestic Common Stocks	$826,960	$—	$—

Total Assets:	$826,960	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Focused Appreciation Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,023.15	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.22

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Focused Appreciation Portfolio

Focused Appreciation Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (9.4%)
*Amazon.com, Inc.	73,165	52,358
Yum! Brands, Inc.	233,207	19,338

Total		71,696

Consumer Staples (18.1%)
The Coca-Cola Co.	628,817	28,504
Danone SA, ADR	1,997,276	28,301
*Monster Beverage Corp.	227,160	36,507
The Procter & Gamble Co.	315,564	26,719
SABMiller PLC, ADR	313,402	18,347

Total		138,378

Energy (2.7%)
Schlumberger, Ltd.	257,170	20,337

Total		20,337

Financials (5.9%)
American Express Co.	108,767	6,609
FactSet Research Systems, Inc.	92,510	14,933
Greenhill & Co., Inc.	46,289	745
SEI Investments Co.	480,995	23,140

Total		45,427

Health Care (14.1%)
Amgen, Inc.	105,294	16,021
*Cerner Corp.	347,498	20,363
Merck & Co., Inc.	182,273	10,501
Novartis AG, ADR	222,942	18,395
Novo Nordisk A/S, ADR	470,271	25,291

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
*Varian Medical Systems, Inc.	206,884	17,012

Total		107,583

Industrials (5.8%)
Expeditors International of Washington, Inc.	463,533	22,731
United Parcel Service, Inc. - Class B	197,871	21,315

Total		44,046

Information Technology (42.7%)
*Alibaba Group Holding, Ltd., ADR	425,489	33,839
*Alphabet, Inc. - Class A	29,629	20,845
*Alphabet, Inc. - Class C	29,706	20,560
Analog Devices, Inc.	51,362	2,909
ARM Holdings PLC, ADR	405,347	18,447
*Autodesk, Inc.	325,982	17,649
Automatic Data Processing, Inc.	76,094	6,991
Cisco Systems, Inc.	1,292,499	37,082
*Facebook, Inc. - Class A	418,560	47,833
Microsoft Corp.	354,035	18,116
Oracle Corp.	885,199	36,231
QUALCOMM, Inc.	551,751	29,557
Visa, Inc. - Class A	495,036	36,717

Total		326,776

Total Common Stocks (Cost: $730,358)		754,243

Total Investments (98.7%) (Cost: $730,358)(a)		754,243

Other Assets, Less Liabilities (1.3%)		10,312

Net Assets (100.0%)		764,555

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $730,358 and the net unrealized appreciation of investments based on that cost was $23,885 which is comprised of $47,972 aggregate gross unrealized appreciation and $24,087 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Domestic Common Stocks	$754,243	$—	$—

Total Assets:	$754,243	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,031.78	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.7%)
Comcast Corp. - Class A	166,952	10,884
McDonald’s Corp.	56,078	6,748
NIKE, Inc. - Class B	89,260	4,927
Target Corp.	62,353	4,354
Twenty-First Century Fox, Inc.	238,110	6,441
Twenty-First Century Fox, Inc. - Class B	20,000	545
The Walt Disney Co.	106,433	10,411

Total		44,310

Consumer Staples (25.8%)
Altria Group, Inc.	251,208	17,323
Anheuser-Busch InBev NV, ADR	58,900	7,756
The Coca-Cola Co.	442,135	20,042
Constellation Brands, Inc. - Class A	17,500	2,895
The Estee Lauder Cos., Inc. - Class A	115,111	10,477
Nestle SA, ADR	205,032	15,851
PepsiCo, Inc.	102,825	10,893
Philip Morris International, Inc.	285,828	29,074
The Procter & Gamble Co.	88,722	7,512
Walgreens Boots Alliance, Inc.	112,558	9,373

Total		131,196

Energy (11.9%)
Chevron Corp.	151,947	15,929
ConocoPhillips	153,870	6,709
Exxon Mobil Corp.	238,481	22,355

Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Occidental Petroleum Corp.	142,490	10,766
TOTAL SA, ADR	102,307	4,921

Total		60,680

Financials (12.6%)
American Express Co.	123,717	7,517
BlackRock, Inc.	30,803	10,551
Chubb, Ltd.	112,744	14,737
Intercontinental Exchange, Inc.	23,500	6,015
JPMorgan Chase & Co.	205,355	12,761
State Street Corp.	110,300	5,947
Wells Fargo & Co.	142,323	6,736

Total		64,264

Health Care (12.2%)
Abbott Laboratories	210,238	8,265
AbbVie, Inc.	183,672	11,371
*Alexion Pharmaceuticals, Inc.	28,410	3,317
*Celgene Corp.	49,900	4,922
Gilead Sciences, Inc.	63,800	5,322
Novartis AG, ADR	88,103	7,269
Novo Nordisk A/S, ADR	232,835	12,522
Roche Holding AG, ADR	282,464	9,307

Total		62,295

Industrials (4.5%)
Canadian Pacific Railway, Ltd.	49,754	6,408
Union Pacific Corp.	69,800	6,090
United Technologies Corp.	102,476	10,509

Total		23,007

Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)
Information Technology (21.9%)
*Alphabet, Inc. - Class C	20,980	14,520
Apple, Inc.	245,589	23,478
ASML Holding NV	54,900	5,447
Automatic Data Processing, Inc.	32,040	2,944
*Facebook, Inc. - Class A	158,500	18,113
Microsoft Corp.	292,150	14,949
Oracle Corp.	152,324	6,235
Texas Instruments, Inc.	206,233	12,921
*VeriSign, Inc.	42,000	3,631
Visa, Inc. - Class A	88,800	6,586
Xilinx, Inc.	58,244	2,687

Total		111,511

Materials (2.2%)
Air Products & Chemicals, Inc.	35,797	5,085
Praxair, Inc.	52,826	5,937

Total		11,022

Total Common Stocks (Cost: $420,946)		508,285

Total Investments (99.8%) (Cost: $420,946)(a)		508,285

Other Assets, Less Liabilities (0.2%)		1,233

Net Assets (100.0%)		509,518

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $420,946 and the net unrealized appreciation of investments based on that cost was $87,339 which is comprised of $99,152 aggregate gross unrealized appreciation and $11,813 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Domestic Common Stocks	$508,285	$—	$—

Total Assets:	$508,285	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,055.39	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.12

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Large Cap Blend Portfolio

Large Cap Blend Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (91.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (19.4%)
Comcast Corp. - Class A	117,900	7,686
Dollar General Corp.	86,200	8,103
Omnicom Group, Inc.	64,025	5,217
Ross Stores, Inc.	78,050	4,425
Twenty-First Century Fox, Inc.	80,200	2,169
Twenty-First Century Fox, Inc. - Class B	91,275	2,487

Total		30,087

Consumer Staples (9.5%)
Danone SA, ADR	419,600	5,946
Nestle SA, ADR	63,500	4,909
Unilever PLC, ADR	81,400	3,900

Total		14,755

Energy (6.6%)
Devon Energy Corp.	110,300	3,999
Schlumberger, Ltd.	79,075	6,253

Total		10,252

Common Stocks (91.6%)	Shares/ $ Par	Value $ (000’s)
Financials (17.6%)
American Express Co.	60,825	3,696
The Bank of New York Mellon Corp.	147,275	5,721
*Berkshire Hathaway, Inc. - Class B	51,875	7,511
Comerica, Inc.	107,725	4,431
The Progressive Corp.	177,775	5,955

Total		27,314

Health Care (7.5%)
AmerisourceBergen Corp.	41,125	3,262
UnitedHealth Group, Inc.	58,675	8,285

Total		11,547

Industrials (15.3%)
3M Co.	18,575	3,253
Expeditors International of Washington, Inc.	108,825	5,337
Honeywell International, Inc.	34,700	4,036
PACCAR, Inc.	87,225	4,524
Rockwell Automation, Inc.	14,775	1,697
Stanley Black & Decker, Inc.	44,200	4,916

Total		23,763

Common Stocks (91.6%)	Shares/ $ Par	Value $ (000’s)
Information Technology (12.5%)
Accenture PLC - Class A	56,975	6,455
*eBay, Inc.	195,400	4,574
Microsoft Corp.	68,150	3,487
TE Connectivity, Ltd.	84,800	4,843

Total		19,359

Materials (3.2%)
Potash Corp. of Saskatchewan, Inc.	306,400	4,976

Total		4,976

Total Common Stocks (Cost: $125,982)		142,053

Total Investments (91.6%) (Cost: $125,982)(a)		142,053

Other Assets, Less Liabilities (8.4%)		13,108

Net Assets (100.0%)		155,161

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $125,982 and the net unrealized appreciation of investments based on that cost was $16,071 which is comprised of $24,718 aggregate gross unrealized appreciation and $8,647 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Domestic Common Stocks	$142,053	$—	$—

Total Assets:	$142,053	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio

Index 500 Stock Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on equities.
Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,037.36	$1.06
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.06

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.1%)
Advance Auto Parts, Inc.	9,908	1,601
*Amazon.com, Inc.	52,113	37,293
*AutoNation, Inc.	9,582	450
*AutoZone, Inc.	4,022	3,193
Bed Bath & Beyond, Inc.	20,792	899
Best Buy Co., Inc.	37,977	1,162
BorgWarner, Inc.	29,312	865
*CarMax, Inc.	26,108	1,280
Carnival Corp.	59,059	2,610
CBS Corp. - Class B	55,940	3,045
*Chipotle Mexican Grill, Inc.	3,933	1,584
Coach, Inc.	37,449	1,526
Comcast Corp. – Class A	325,656	21,230
D.R. Horton, Inc.	44,466	1,400
Darden Restaurants, Inc.	15,362	973
Delphi Automotive PLC	36,768	2,302
*Discovery Communications, Inc.	32,158	767
*Discovery Communications, Inc. - Class A	20,269	511
Dollar General Corp.	38,223	3,593
*Dollar Tree, Inc.	31,729	2,990
Expedia, Inc.	15,789	1,678
Foot Locker, Inc.	18,331	1,006
Ford Motor Co.	525,574	6,606
The Gap, Inc.	30,554	648
Garmin, Ltd.	15,799	670
General Motors Co.	188,738	5,341
Genuine Parts Co.	20,153	2,040
The Goodyear Tire & Rubber Co.	35,821	919
H&R Block, Inc.	30,227	695
Hanesbrands, Inc.	50,849	1,278
Harley-Davidson, Inc.	24,392	1,105
Harman International Industries, Inc.	9,503	683
Hasbro, Inc.	15,117	1,270
The Home Depot, Inc.	167,560	21,396
The Interpublic Group of Cos., Inc.	54,201	1,252
Johnson Controls, Inc.	87,331	3,865
Kohl’s Corp.	24,744	938
L Brands, Inc.	34,078	2,288
Leggett & Platt, Inc.	18,093	925
Lennar Corp. - Class A	24,704	1,139
*LKQ Corp.	41,307	1,309

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Lowe’s Cos., Inc.	119,353	9,449
Macy’s, Inc.	41,539	1,396
Marriott International, Inc. - Class A	25,683	1,707
Mattel, Inc.	45,856	1,435
McDonald’s Corp.	118,242	14,229
*Michael Kors Holdings, Ltd.	23,770	1,176
*Mohawk Industries, Inc.	8,582	1,629
*Netflix, Inc.	57,689	5,277
Newell Brands, Inc.	61,512	2,988
News Corp. - Class A	51,260	582
News Corp. - Class B	14,520	169
NIKE, Inc. - Class B	179,341	9,900
Nordstrom, Inc.	17,287	658
Omnicom Group, Inc.	32,023	2,610
*O’Reilly Automotive, Inc.	12,992	3,522
*The Priceline Group, Inc.	6,686	8,347
PulteGroup, Inc.	42,414	827
PVH Corp.	10,915	1,029
Ralph Lauren Corp.	7,680	688
Ross Stores, Inc.	54,120	3,068
Royal Caribbean Cruises, Ltd.	22,614	1,519
Scripps Networks Interactive - Class A	12,799	797
Signet Jewelers, Ltd.	10,507	866
Staples, Inc.	87,050	750
Starbucks Corp.	197,313	11,271
Starwood Hotels & Resorts Worldwide, Inc.	22,703	1,679
Target Corp.	79,372	5,542
TEGNA, Inc.	29,308	679
Tiffany & Co.	14,767	895
Time Warner, Inc.	105,922	7,789
The TJX Cos., Inc.	89,044	6,877
Tractor Supply Co.	17,972	1,639
*TripAdvisor, Inc.	15,395	990
Twenty-First Century Fox, Inc.	147,587	3,992
Twenty-First Century Fox, Inc. - Class B	58,080	1,583
*Ulta Salon, Cosmetics & Fragrance, Inc.	8,412	2,049
*Under Armour, Inc.	24,668	990
*Under Armour, Inc. - Class C	24,794	902
*Urban Outfitters, Inc.	11,674	321
VF Corp.	44,936	2,763

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Viacom, Inc. - Class B	46,686	1,936
The Walt Disney Co.	201,050	19,667
Whirlpool Corp.	10,232	1,705
Wyndham Worldwide Corp.	15,079	1,074
Wynn Resorts, Ltd.	10,968	994
Yum! Brands, Inc.	54,880	4,551

Total		300,831

Consumer Staples (10.4%)
Altria Group, Inc.	263,519	18,172
Archer-Daniels-Midland Co.	79,144	3,395
Brown-Forman Corp. - Class B	13,537	1,350
Campbell Soup Co.	24,152	1,607
(p)*Casa Ley SA de CV	29,556	30
Church & Dwight Co., Inc.	17,285	1,778
The Clorox Co.	17,421	2,411
The Coca-Cola Co.	524,441	23,773
Colgate-Palmolive Co.	120,284	8,805
ConAgra Foods, Inc.	58,782	2,810
Constellation Brands, Inc. - Class A	23,761	3,930
Costco Wholesale Corp.	59,005	9,266
CVS Health Corp.	144,664	13,850
Dr. Pepper Snapple Group, Inc.	25,028	2,418
The Estee Lauder Cos., Inc. - Class A	29,980	2,729
General Mills, Inc.	80,062	5,710
The Hershey Co.	18,929	2,148
Hormel Foods Corp.	36,398	1,332
The J.M. Smucker Co.	16,120	2,457
Kellogg Co.	33,948	2,772
Kimberly-Clark Corp.	48,507	6,669
The Kraft Heinz Co.	80,253	7,101
The Kroger Co.	128,470	4,726
McCormick & Co., Inc.	15,526	1,656
Mead Johnson Nutrition Co.	25,142	2,282
Molson Coors Brewing Co. - Class B	24,801	2,508
Mondelez International, Inc.	209,053	9,514
*Monster Beverage Corp.	18,962	3,047
PepsiCo, Inc.	194,554	20,611
Philip Morris International, Inc.	208,946	21,254

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Staples continued
The Procter & Gamble Co.	358,535	30,357
(p)*Property Development Centers LLC	29,556	1
Reynolds American, Inc.	111,507	6,014
Sysco Corp.	70,589	3,582
Tyson Foods, Inc. - Class A	40,480	2,704
Walgreens Boots Alliance, Inc.	116,402	9,693
Wal-Mart Stores, Inc.	205,699	15,020
Whole Foods Market, Inc.	43,240	1,385

Total		258,867

Energy (7.3%)
Anadarko Petroleum Corp.	68,752	3,661
Apache Corp.	50,986	2,838
Baker Hughes, Inc.	58,984	2,662
Cabot Oil & Gas Corp.	62,632	1,612
*Chesapeake Energy Corp.	78,772	337
Chevron Corp.	253,858	26,612
Cimarex Energy Co.	12,771	1,524
Columbia Pipeline Group, Inc.	53,856	1,373
*Concho Resources, Inc.	17,557	2,094
ConocoPhillips	166,803	7,273
Devon Energy Corp.	70,580	2,558
Diamond Offshore Drilling, Inc.	8,684	211
EOG Resources, Inc.	74,119	6,183
EQT Corp.	23,267	1,802
Exxon Mobil Corp.	558,524	52,356
*FMC Technologies, Inc.	30,489	813
Halliburton Co.	115,738	5,242
Helmerich & Payne, Inc.	14,552	977
Hess Corp.	35,506	2,134
Kinder Morgan, Inc.	246,474	4,614
Marathon Oil Corp.	114,173	1,714
Marathon Petroleum Corp.	71,366	2,709
Murphy Oil Corp.	21,802	692
National Oilwell Varco, Inc.	50,788	1,709
*Newfield Exploration Co.	26,495	1,170
Noble Energy, Inc.	57,726	2,071
Occidental Petroleum Corp.	102,871	7,773
ONEOK, Inc.	28,300	1,343
Phillips 66	63,005	4,999

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Pioneer Natural Resources Co.	22,030	3,331
Range Resources Corp.	22,864	986
Schlumberger, Ltd.	187,160	14,801
*Southwestern Energy Co.	63,834	803
Spectra Energy Corp.	92,159	3,376
Tesoro Corp.	16,160	1,211
Transocean, Ltd.	46,238	550
Valero Energy Corp.	63,279	3,227
The Williams Companies, Inc.	90,918	1,966

Total		181,307

Financials (15.5%)
*Affiliated Managers Group, Inc.	7,248	1,020
Aflac, Inc.	55,762	4,024
The Allstate Corp.	50,425	3,527
American Express Co.	108,884	6,616
American International Group, Inc.	150,727	7,972
American Tower Corp.	57,186	6,497
Ameriprise Financial, Inc.	22,334	2,007
Aon PLC	35,683	3,898
Apartment Investment & Management Co. - Class A	21,094	932
Arthur J. Gallagher & Co.	23,858	1,136
Assurant, Inc.	8,342	720
AvalonBay Communities, Inc.	18,475	3,333
Bank of America Corp.	1,383,566	18,360
The Bank of New York Mellon Corp.	145,077	5,636
BB&T Corp.	110,566	3,937
*Berkshire Hathaway, Inc. - Class B	252,396	36,544
BlackRock, Inc.	16,943	5,803
Boston Properties, Inc.	20,690	2,729
Capital One Financial Corp.	68,977	4,381
*CBRE Group, Inc.	39,308	1,041
The Charles Schwab Corp.	162,002	4,100
Chubb, Ltd.	62,562	8,177
Cincinnati Financial Corp.	19,924	1,492
Citigroup, Inc.	395,317	16,757
Citizens Financial Group, Inc.	71,250	1,424
CME Group, Inc.	45,613	4,443
Comerica, Inc.	23,590	970

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Crown Castle International Corp.	45,378	4,603
Digital Realty Trust, Inc.	19,776	2,155
Discover Financial Services	55,524	2,976
*E*TRADE Financial Corp.	37,543	882
Equinix, Inc.	9,352	3,626
Equity Residential	49,231	3,391
Essex Property Trust, Inc.	8,813	2,010
Extra Space Storage, Inc.	16,865	1,561
Federal Realty Investment Trust	9,550	1,581
Fifth Third Bancorp	103,407	1,819
Franklin Resources, Inc.	49,635	1,656
General Growth Properties, Inc.	78,515	2,341
The Goldman Sachs Group, Inc.	52,034	7,731
The Hartford Financial Services Group, Inc.	52,986	2,352
HCP, Inc.	62,914	2,226
Host Hotels & Resorts, Inc.	100,659	1,632
Huntington Bancshares, Inc.	107,602	962
Intercontinental Exchange, Inc.	16,035	4,104
Invesco, Ltd.	56,204	1,435
Iron Mountain, Inc.	32,194	1,282
JPMorgan Chase & Co.	492,530	30,606
KeyCorp	113,463	1,254
Kimco Realty Corp.	56,524	1,774
Legg Mason, Inc.	14,197	419
Leucadia National Corp.	44,899	778
Lincoln National Corp.	32,193	1,248
Loews Corp.	36,074	1,482
M&T Bank Corp.	21,416	2,532
The Macerich Co.	17,001	1,452
Marsh & McLennan Cos., Inc.	70,207	4,806
MetLife, Inc.	147,984	5,894
Moody’s Corp.	22,769	2,134
Morgan Stanley	203,506	5,287
Nasdaq, Inc.	15,511	1,003
Navient Corp.	44,519	532
Northern Trust Corp.	28,888	1,914
People’s United Financial, Inc.	41,871	614
PNC Financial Services Group, Inc.	67,256	5,474

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Principal Financial Group, Inc.	36,308	1,493
The Progressive Corp.	78,527	2,631
Prologis, Inc.	70,764	3,470
Prudential Financial, Inc.	59,535	4,247
Public Storage	19,850	5,073
Realty Income Corp.	34,701	2,407
Regions Financial Corp.	170,617	1,452
S&P Global, Inc.	35,640	3,823
Simon Property Group, Inc.	41,676	9,040
SL Green Realty Corp.	13,501	1,437
State Street Corp.	53,331	2,876
SunTrust Banks, Inc.	67,499	2,773
*Synchrony Financial	112,324	2,840
T. Rowe Price Group, Inc.	33,431	2,439
Torchmark Corp.	15,113	934
The Travelers Cos., Inc.	39,384	4,688
U.S. Bancorp	218,584	8,815
UDR, Inc.	35,982	1,328
Unum Group	32,025	1,018
Ventas, Inc.	45,544	3,317
Vornado Realty Trust	23,901	2,393
Wells Fargo & Co.	622,301	29,453
Welltower, Inc.	48,085	3,663
Weyerhaeuser Co.	100,626	2,996
Willis Towers Watson PLC	18,647	2,318
XL Group PLC	38,343	1,277
Zions Bancorporation	27,561	693

Total		385,898

Health Care (14.5%)
Abbott Laboratories	197,886	7,779
AbbVie, Inc.	217,849	13,487
Aetna, Inc.	47,224	5,768
Agilent Technologies, Inc.	44,149	1,959
*Alexion Pharmaceuticals, Inc.	30,174	3,523
*Allergan PLC	53,279	12,312
AmerisourceBergen Corp.	24,713	1,960
Amgen, Inc.	101,184	15,395
Anthem, Inc.	35,418	4,652
Baxter International, Inc.	74,387	3,364
Becton, Dickinson and Co.	28,582	4,847
*Biogen, Inc.	29,505	7,135
*Boston Scientific Corp.	182,762	4,271

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
*Centene Corp.	22,961	1,639
Bristol-Myers Squibb Co.	224,846	16,537
C.R. Bard, Inc.	9,876	2,322
Cardinal Health, Inc.	43,885	3,424
*Celgene Corp.	104,334	10,291
*Cerner Corp.	40,528	2,375
Cigna Corp.	34,551	4,422
*DaVita HealthCare Partners, Inc.	21,973	1,699
DENTSPLY SIRONA, Inc.	31,549	1,957
*Edwards Lifesciences Corp.	28,523	2,845
Eli Lilly and Co.	130,839	10,304
*Endo International PLC	27,592	430
*Express Scripts Holding Co.	85,235	6,461
Gilead Sciences, Inc.	179,388	14,965
*HCA Holdings, Inc.	40,558	3,123
*Henry Schein, Inc.	11,054	1,954
*Hologic, Inc.	32,675	1,131
Humana, Inc.	20,074	3,611
*Illumina, Inc.	19,827	2,783
*Intuitive Surgical, Inc.	5,126	3,390
Johnson & Johnson	370,495	44,941
*Laboratory Corp. of America Holdings	13,793	1,797
*Mallinckrodt PLC	14,726	895
McKesson Corp.	30,309	5,657
Medtronic PLC	189,401	16,434
Merck & Co., Inc.	372,836	21,479
*Mylan NV	57,518	2,487
Patterson Cos., Inc.	11,211	537
PerkinElmer, Inc.	14,686	770
Perrigo Co. PLC	19,291	1,749
Pfizer, Inc.	816,899	28,763
Quest Diagnostics, Inc.	19,054	1,551
*Regeneron Pharmaceuticals, Inc.	10,506	3,669
St. Jude Medical, Inc.	38,290	2,987
Stryker Corp.	42,313	5,070
Thermo Fisher Scientific, Inc.	53,004	7,832
UnitedHealth Group, Inc.	128,068	18,083
Universal Health Services, Inc. - Class B	12,090	1,621
*Varian Medical Systems, Inc.	12,825	1,055
*Vertex Pharmaceuticals, Inc.	33,317	2,866
*Waters Corp.	10,902	1,533
Zimmer Biomet Holdings, Inc.	26,821	3,229

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Zoetis, Inc.	61,489	2,918

Total		360,038

Industrials (10.0%)
3M Co.	81,694	14,306
Acuity Brands, Inc.	5,904	1,464
Alaska Air Group, Inc.	16,602	968
Allegion PLC	12,895	895
American Airlines Group, Inc.	77,876	2,205
AMETEK, Inc.	31,439	1,453
The Boeing Co.	80,653	10,474
C.H. Robinson Worldwide, Inc.	19,230	1,428
Caterpillar, Inc.	78,644	5,962
Cintas Corp.	11,674	1,146
CSX Corp.	128,750	3,358
Cummins, Inc.	21,340	2,399
Danaher Corp.	80,704	8,151
Deere & Co.	40,212	3,259
Delta Air Lines, Inc.	103,929	3,786
Dover Corp.	20,898	1,449
The Dun & Bradstreet Corp.	4,884	595
Eaton Corp. PLC	61,690	3,685
Emerson Electric Co.	86,656	4,520
Equifax, Inc.	16,030	2,058
Expeditors International of Washington, Inc.	24,522	1,203
Fastenal Co.	38,911	1,727
FedEx Corp.	33,624	5,103
Flowserve Corp.	17,560	793
Fluor Corp.	18,753	924
General Dynamics Corp.	38,699	5,388
General Electric Co.	1,238,599	38,991
Honeywell International, Inc.	102,652	11,940
Illinois Tool Works, Inc.	43,564	4,538
Ingersoll-Rand PLC	34,679	2,208
J.B. Hunt Transport Services, Inc.	11,987	970
*Jacobs Engineering Group, Inc.	16,423	818
Kansas City Southern	14,545	1,310
L-3 Communications Holdings, Inc.	10,365	1,520
Lockheed Martin Corp.	35,267	8,752
Masco Corp.	44,819	1,387
Nielsen Holdings PLC	48,598	2,526
Norfolk Southern Corp.	39,834	3,391
Northrop Grumman Corp.	24,306	5,403
PACCAR, Inc.	47,205	2,449

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Parker Hannifin Corp.	18,141	1,960
Pentair PLC	24,341	1,419
Pitney Bowes, Inc.	25,406	452
*Quanta Services, Inc.	20,343	470
Raytheon Co.	40,001	5,438
Republic Services, Inc.	31,962	1,640
Robert Half International, Inc.	17,688	675
Rockwell Automation, Inc.	17,545	2,015
Rockwell Collins, Inc.	17,536	1,493
Roper Technologies, Inc.	13,631	2,325
Ryder System, Inc.	7,233	442
Snap-on, Inc.	7,832	1,236
Southwest Airlines Co.	86,027	3,373
Stanley Black & Decker, Inc.	20,220	2,249
*Stericycle, Inc.	11,437	1,191
Textron, Inc.	36,210	1,324
*TransDigm Group, Inc.	7,136	1,882
Tyco International PLC	57,312	2,442
Union Pacific Corp.	113,282	9,884
*United Continental Holdings, Inc.	45,217	1,856
United Parcel Service, Inc. - Class B	93,000	10,018
*United Rentals, Inc.	11,921	800
United Technologies Corp.	104,830	10,750
*Verisk Analytics, Inc.	20,839	1,690
W.W. Grainger, Inc.	7,599	1,727
Waste Management, Inc.	55,650	3,688
Xylem, Inc.	24,096	1,076

Total		248,417

Information Technology (19.5%)
Accenture PLC – Class A	84,021	9,519
Activision Blizzard, Inc.	68,610	2,719
*Adobe Systems, Inc.	67,375	6,454
*Akamai Technologies, Inc.	23,651	1,323
*Alliance Data Systems Corp.	7,939	1,555
*Alphabet, Inc. - Class A	39,556	27,829
*Alphabet, Inc. - Class C	39,783	27,534
Amphenol Corp. –Class A	41,476	2,378
Analog Devices, Inc.	41,398	2,345
Apple, Inc.	737,776	70,531
Applied Materials, Inc.	146,701	3,516
*Autodesk, Inc.	30,251	1,638

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Automatic Data Processing, Inc.	61,358	5,637
Broadcom, Ltd.	49,961	7,764
CA, Inc.	39,857	1,308
Cisco Systems, Inc.	677,472	19,437
*Citrix Systems, Inc.	20,891	1,673
*Cognizant Technology Solutions Corp. – Class A	81,607	4,671
Corning, Inc.	144,843	2,966
CSRA, Inc.	18,477	433
*eBay, Inc.	142,371	3,333
*Electronic Arts, Inc.	40,625	3,078
EMC Corp.	263,084	7,148
*F5 Networks, Inc.	9,022	1,027
*Facebook, Inc. – Class A	311,394	35,586
Fidelity National Information Services, Inc.	37,375	2,754
*First Solar, Inc.	10,329	501
*Fiserv, Inc.	29,947	3,256
FLIR Systems, Inc.	18,538	574
Global Payments, Inc.	20,743	1,481
Harris Corp.	16,800	1,402
Hewlett Packard Enterprise Co.	223,823	4,089
HP, Inc.	230,408	2,892
Intel Corp.	636,025	20,862
International Business Machines Corp.	118,957	18,055
Intuit, Inc.	34,464	3,846
Juniper Networks, Inc.	47,578	1,070
KLA-Tencor Corp.	20,574	1,507
Lam Research Corp.	21,497	1,807
Linear Technology Corp.	32,205	1,498
MasterCard, Inc. – Class A	130,761	11,515
Microchip Technology, Inc.	28,935	1,469
*Micron Technology, Inc.	139,683	1,922
Microsoft Corp.	1,058,757	54,177
Motorola Solutions, Inc.	21,401	1,412
NetApp, Inc.	38,938	957
NVIDIA Corp.	68,330	3,212
Oracle Corp.	419,222	17,159
Paychex, Inc.	43,171	2,569
*PayPal Holdings, Inc.	148,560	5,424
*Qorvo, Inc.	17,178	949
QUALCOMM, Inc.	197,854	10,599
*Red Hat, Inc.	24,438	1,774
*salesforce.com, Inc.	85,780	6,812

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Seagate Technology PLC	40,204	979
Skyworks Solutions, Inc.	25,624	1,621
Symantec Corp.	82,472	1,694
TE Connectivity, Ltd.	48,169	2,751
*Teradata Corp.	17,511	439
Texas Instruments, Inc.	135,263	8,474
Total System Services, Inc.	22,753	1,208
*VeriSign, Inc.	12,858	1,112
Visa, Inc. - Class A	256,564	19,029
Western Digital Corp.	37,908	1,792
Western Union Co.	66,153	1,269
Xerox Corp.	128,258	1,217
Xilinx, Inc.	34,176	1,577
*Yahoo!, Inc.	117,712	4,421

Total		484,529

Materials (2.8%)
Air Products and Chemicals, Inc.	26,194	3,721
Alcoa, Inc.	177,138	1,642
Avery Dennison Corp.	12,012	898
Ball Corp.	23,435	1,694
CF Industries Holdings, Inc.	31,396	757
The Dow Chemical Co.	151,238	7,518
E.I. du Pont de Nemours and Co.	117,657	7,624
Eastman Chemical Co.	20,023	1,360
Ecolab, Inc.	35,556	4,217
FMC Corp.	18,016	834
Freeport-McMoRan, Inc.	168,656	1,879
International Flavors & Fragrances, Inc.	10,737	1,354
International Paper Co.	55,383	2,347
LyondellBasell Industries NV – Class A	45,982	3,422
Martin Marietta Materials, Inc.	8,557	1,643
Monsanto Co.	58,840	6,085
The Mosaic Co.	47,118	1,233
Newmont Mining Corp.	71,459	2,795
Nucor Corp.	42,823	2,116
*Owens-Illinois, Inc.	21,809	393
PPG Industries, Inc.	35,837	3,732
Praxair, Inc.	38,424	4,318
Sealed Air Corp.	26,554	1,221
The Sherwin-Williams Co.	10,590	3,110

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Materials continued
Vulcan Materials Co.	17,940	2,159
WestRock Co.	34,025	1,322

Total		69,394

Telecommunication Services (2.8%)
AT&T, Inc.	829,176	35,829
CenturyLink, Inc.	73,550	2,134
Frontier Communications Corp.	158,004	780
*Level 3 Communications, Inc.	39,051	2,011
Verizon Communications, Inc.	549,051	30,659

Total		71,413

Utilities (3.6%)
The AES Corp.	88,764	1,108
AGL Resources, Inc.	16,255	1,072
Ameren Corp.	32,681	1,751
American Electric Power Co., Inc.	66,177	4,638
American Water Works Co., Inc.	23,937	2,023
CenterPoint Energy, Inc.	58,002	1,392
CMS Energy Corp.	37,600	1,724
Consolidated Edison, Inc.	40,968	3,295

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
Dominion Resources, Inc.	83,001	6,468
DTE Energy Co.	24,169	2,396
Duke Energy Corp.	92,791	7,961
Edison International	43,885	3,409
Entergy Corp.	24,075	1,959
Eversource Energy	42,726	2,559
Exelon Corp.	124,161	4,515
FirstEnergy Corp.	57,206	1,997
NextEra Energy, Inc.	62,154	8,105
NiSource, Inc.	43,310	1,149
NRG Energy, Inc.	42,416	636
PG&E Corp.	66,814	4,271
Pinnacle West Capital Corp.	14,970	1,213
PPL Corp.	91,180	3,442
Public Service Enterprise Group, Inc.	68,145	3,176
SCANA Corp.	19,250	1,456
Sempra Energy	31,926	3,640
The Southern Co.	126,417	6,780
TECO Energy, Inc.	31,727	877
WEC Energy Group, Inc.	42,516	2,776
Xcel Energy, Inc.	68,418	3,064

Total		88,852

Total Common Stocks (Cost: $1,368,032)		2,449,546

Short-Term Investments (1.1%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies (1.1%)
(b)Federal Home Loan Bank, 0.35%, 7/19/16	1,000,000	1,000
Federal Home Loan Bank, 0.35%, 9/14/16	4,000,000	3,998
Federal Home Loan Bank, 0.37%, 8/8/16	2,000,000	2,000
Federal Home Loan Bank, 0.38%, 8/12/16	2,000,000	1,999
Federal Home Loan Bank, 0.40%, 7/27/16	4,000,000	4,000
Federal Home Loan Bank, 0.40%, 9/30/16	3,000,000	2,998
Federal Home Loan Bank, 0.41%, 10/19/16	2,000,000	1,998
Federal Home Loan Bank, 0.42%, 8/29/16	2,000,000	1,999
Federal Home Loan Bank, 0.43%, 8/26/16	2,000,000	1,999
Federal Home Loan Bank, 0.46%, 8/19/16	3,000,000	2,999
Federal Home Loan Bank, 0.51%, 10/3/16	2,000,000	1,998

Total		26,988

Total Short-Term Investments (Cost: $26,981)		26,988

Total Investments (99.6%) (Cost: $1,395,013)(a)		2,476,534

Other Assets, Less Liabilities (0.4%)		8,783

Net Assets (100.0%)		2,485,317

*	Non-Income Producing

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $1,395,013 and the net unrealized appreciation of investments based on that cost was $1,081,521 which is comprised of $1,164,400 aggregate gross unrealized appreciation and $82,879 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2016, $33,330)	323	9/16	$426

(p)	Restricted securities (excluding 144A issues) on June 30, 2016.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Property Development Centers LLC	2/2/15	$1	$1	0.00%
Casa Ley SA de CV	2/2/15	30	30	0.00%

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Domestic Common Stocks	$2,449,515	$—	$31
Short-Term Investments	—	26,988	—
Other Financial Instruments^
Futures	426	—	—

Total Assets:	$2,449,941	$26,988	$31

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Large Company Value Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,039.55	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.28	$3.62

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Large Company Value Portfolio

Large Company Value Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (7.5%)
Advance Auto Parts, Inc.	15,990	2,584
*AMC Networks, Inc. - Class A	15,260	922
BorgWarner, Inc.	30,510	901
Carnival Corp.	35,380	1,564
Delphi Automotive PLC	28,690	1,796
Ford Motor Co.	110,100	1,384
Lowe’s Cos., Inc.	11,310	895
Marriott International, Inc. - Class A	15,400	1,023
Time Warner, Inc.	23,520	1,730
Whirlpool Corp.	4,990	832

Total		13,631

Consumer Staples (7.2%)
CVS Health Corp.	27,730	2,655
Mondelez International, Inc.	49,610	2,258
PepsiCo, Inc.	12,660	1,341
The Procter & Gamble Co.	65,500	5,546
Sysco Corp.	26,890	1,364

Total		13,164

Energy (14.0%)
Anadarko Petroleum Corp.	28,440	1,514
Chevron Corp.	51,950	5,446
Exxon Mobil Corp.	25,580	2,398
Halliburton Co.	35,270	1,597
Occidental Petroleum Corp.	50,730	3,833
Schlumberger, Ltd.	72,340	5,721
Total SA, ADR	106,060	5,102

Total		25,611

Financials (25.7%)
Aflac, Inc.	22,670	1,636
The Allstate Corp.	20,540	1,437
American International Group, Inc.	29,630	1,567
Ameriprise Financial, Inc.	27,160	2,440
Bank of America Corp.	264,860	3,515
The Bank of New York Mellon Corp.	50,890	1,977
BB&T Corp.	61,290	2,182
BlackRock, Inc.	4,880	1,672
Chubb, Ltd.	27,760	3,628
Discover Financial Services	10,740	576
The Goldman Sachs Group, Inc.	13,250	1,969
Invesco, Ltd.	111,990	2,860
JPMorgan Chase & Co.	88,550	5,502
KeyCorp	95,930	1,060
MetLife, Inc.	65,450	2,607
PNC Financial Services Group, Inc.	36,720	2,989
US Bancorp	95,390	3,847
Wells Fargo & Co.	117,220	5,548

Total		47,012

Health Care (15.3%)
Abbott Laboratories	64,750	2,545
AbbVie, Inc.	22,750	1,408

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
*Allergan PLC	8,410	1,943
Anthem, Inc.	11,190	1,470
Baxter International, Inc.	33,000	1,492
*HCA Holdings, Inc.	17,890	1,378
Johnson & Johnson	18,100	2,196
*Laboratory Corp. of America Holdings	13,530	1,763
Medtronic PLC	43,960	3,814
Merck & Co., Inc.	21,870	1,260
Pfizer, Inc.	175,390	6,176
Teva Pharmaceutical Industries, Ltd., ADR	17,020	855
Zimmer Biomet Holdings, Inc.	13,410	1,614

Total		27,914

Industrials (11.4%)
Honeywell International, Inc.	12,270	1,427
Huntington Ingalls Industries, Inc.	8,650	1,453
Ingersoll-Rand PLC	44,670	2,845
Rockwell Automation, Inc.	15,620	1,793
Stanley Black & Decker, Inc.	18,600	2,069
Textron, Inc.	41,590	1,521
Tyco International PLC	88,860	3,785
Union Pacific Corp.	25,130	2,193
United Technologies Corp.	36,060	3,698

Total		20,784

Information Technology (10.4%)
Apple, Inc.	20,730	1,982
Applied Materials, Inc.	115,850	2,777
Cisco Systems, Inc.	158,050	4,534
Intel Corp.	37,270	1,222
Lam Research Corp.	19,960	1,678
Oracle Corp.	110,600	4,527
TE Connectivity, Ltd.	40,470	2,311

Total		19,031

Materials (2.2%)
The Dow Chemical Co.	34,810	1,731
LyondellBasell Industries NV - Class A	11,530	858
WestRock Co.	36,850	1,432

Total		4,021

Telecommunication Services (1.0%)
AT&T, Inc.	41,320	1,785

Total		1,785

Utilities (2.6%)
Edison International	23,800	1,849
PPL Corp.	23,520	888
Xcel Energy, Inc.	42,880	1,920

Total		4,657

Total Common Stocks (Cost: $169,692)		177,610

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Large Company Value Portfolio

Foreign Common Stocks (1.7%)	Country	Shares/ $ Par	Value $ (000’s)
Energy (1.7%)
Imperial Oil, Ltd.	Canada	99,170	3,138

Total Foreign Common Stocks (Cost: $4,031)			3,138

Investment Companies (0.1%)	Shares/ $ Par	Value $ (000’s)
Investment Companies (0.1%)
iShares Russell 1000 Value Index Fund	1,790	185

Total Investment Companies (Cost: $182)		185

Total Investments (99.1%) (Cost: $173,905)(a)		180,933

Other Assets, Less Liabilities (0.9%)		1,696

Net Assets (100.0%)		182,629

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $173,905 and the net unrealized appreciation of investments based on that cost was $7,028 which is comprised of $13,790 aggregate gross unrealized appreciation and $6,762 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	3,337	2,583	9/16	$—	$(32)	$(32)
Sell	HSBC Bank USA NA	EUR	3,831	4,267	9/16	—	(27)	(27)

						$—	$(59)	$(59)

CAD — Canadian Dollar

EUR — Euro

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands )

Assets:
Domestic Common Stocks	$177,610	$—	$—
Foreign Common Stocks	3,138	—	—
Investment Companies	185	—	—

Total Assets:	$180,933	$—	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(59)	—

Total Liabilities:	$—	$(59)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Domestic Equity Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,109.62	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$2.77

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Domestic Equity Portfolio

Domestic Equity Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (95.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (5.9%)
Johnson Controls, Inc.	471,600	20,873
Lowe’s Cos., Inc.	251,700	19,927

Total		40,800

Consumer Staples (12.1%)
Archer-Daniels-Midland Co.	501,500	21,509
CVS Health Corp.	199,100	19,062
The Kraft Heinz Co.	248,866	22,020
Mondelez International, Inc.	465,900	21,203

Total		83,794

Energy (13.3%)
Chevron Corp.	202,146	21,191
ConocoPhillips	454,700	19,825
Halliburton Co.	499,300	22,613
Marathon Oil Corp.	558,100	8,377
Occidental Petroleum Corp.	263,500	19,910

Total		91,916

Financials (11.8%)
The Allstate Corp.	296,500	20,740
The Bank of New York Mellon Corp.	504,400	19,596

Common Stocks (95.0%)	Shares/ $ Par	Value $ (000’s)
Financial continued
BB&T Corp.	553,600	19,714
Marsh & McLennan Cos., Inc.	319,900	21,900

Total		81,950

Health Care (18.3%)
Cardinal Health, Inc.	257,900	20,119
*Express Scripts Holding Co.	276,384	20,950
Johnson & Johnson	180,300	21,870
Merck & Co., Inc.	361,500	20,826
Pfizer, Inc.	581,300	20,467
Quest Diagnostics, Inc.	275,100	22,396

Total		126,628

Industrials (9.7%)
Northrop Grumman Corp.	103,600	23,028
Raytheon Co.	158,000	21,480
Waste Management, Inc.	343,600	22,771

Total		67,279

Information Technology (11.4%)
CA, Inc.	654,287	21,480
Cisco Systems, Inc.	689,200	19,773

Common Stocks (95.0%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Intel Corp.	638,400	20,940
Xerox Corp.	1,725,000	16,370

Total		78,563

Materials (2.8%)
E.I. du Pont de Nemours & Co.	301,200	19,518

Total		19,518

Telecommunication Services (6.4%)
AT&T, Inc.	516,900	22,335
Verizon Communications, Inc.	391,500	21,862

Total		44,197

Utilities (3.3%)
Edison International	294,600	22,882

Total		22,882

Total Common Stocks (Cost: $491,427)		657,527

Total Investments (95.0%) (Cost: $491,427)(a)		657,527

Other Assets, Less Liabilities (5.0%)		34,304

Net Assets (100.0%)		691,831

*	Non-Income Producing

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $491,427 and the net unrealized appreciation of investments based on that cost was $166,100 which is comprised of $183,354 aggregate gross unrealized appreciation and $17,254 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
		(Amounts in thousands	)

Assets:
Domestic Common Stocks	$657,527	$—		$—

Total Assets:	$657,527	$—		$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio

Equity Income Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

A portion of the Portfolio’s assets may be invested in lower quality debt securities, which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,066.75	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.32

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Equity Income Portfolio

Equity Income Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.8%)
Carnival Corp.	108,000	4,773
Comcast Corp. - Class A	134,300	8,755
General Motors Co.	114,733	3,247
Johnson Controls, Inc.	101,700	4,501
Kohl’s Corp.	146,700	5,563
Las Vegas Sands Corp.	155,100	6,745
Macy’s, Inc.	118,100	3,969
Mattel, Inc.	254,100	7,951
News Corp. - Class A	454,700	5,161
Staples, Inc.	151,200	1,303
Time Warner, Inc.	11,200	824
Twenty-First Century Fox, Inc. - Class B	330,300	9,001
The Walt Disney Co.	43,300	4,236

Total		66,029

Consumer Staples (4.4%)
Archer-Daniels-Midland Co.	211,400	9,067
Avon Products, Inc.	335,700	1,269
Kellogg Co.	56,700	4,629
McCormick & Co., Inc.	7,500	800
PepsiCo, Inc.	78,900	8,359
Philip Morris International, Inc.	17,800	1,811
Wal-Mart Stores, Inc.	96,000	7,010

Total		32,945

Energy (12.1%)
Anadarko Petroleum Corp.	17,400	926
Apache Corp.	154,300	8,590
Canadian Natural Resources, Ltd.	292,700	9,024
Chevron Corp.	76,000	7,967
Columbia Pipeline Group, Inc.	205,600	5,241
EQT Corp.	27,490	2,128
Exxon Mobil Corp.	220,800	20,698
Hess Corp.	109,000	6,551
Occidental Petroleum Corp.	75,300	5,690
PrairieSky Royalty, Ltd.	5,854	109
Royal Dutch Shell PLC - Class A, ADR	247,300	13,656
Total SA, ADR	212,600	10,226

Total		90,806

Financials (21.5%)
American Express Co.	153,500	9,327
Ameriprise Financial, Inc.	89,000	7,997
Bank of America Corp.	654,223	8,682
The Bank of New York Mellon Corp.	167,200	6,496
Chubb, Ltd.	11,075	1,448
Citigroup, Inc.	190,500	8,075
Fifth Third Bancorp	256,600	4,514
JPMorgan Chase & Co.	359,888	22,363
Loews Corp.	278,800	11,456
The Macerich Co.	21,500	1,836

Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Marsh & McLennan Cos., Inc.	146,500	10,029
MetLife, Inc.	250,700	9,985
Morgan Stanley	401,300	10,426
Northern Trust Corp.	134,500	8,912
Och-Ziff Capital Management Group - Class A	220,400	837
PNC Financial Services Group, Inc.	58,900	4,794
Rayonier, Inc.	177,900	4,668
State Street Corp.	146,500	7,899
U.S. Bancorp	51,300	2,069
Wells Fargo & Co.	182,600	8,642
Weyerhaeuser Co.	210,535	6,268
Willis Towers Watson PLC	21,716	2,699
XL Group PLC	60,200	2,005

Total		161,427

Health Care (8.8%)
Anthem, Inc.	61,149	8,031
Becton, Dickinson and Co.	29,300	4,969
Bristol-Myers Squibb Co.	114,600	8,429
Gilead Sciences, Inc.	47,100	3,929
Johnson & Johnson	117,700	14,277
Medtronic PLC	25,700	2,230
Merck & Co., Inc.	120,700	6,954
Pfizer, Inc.	480,726	16,926

Total		65,745

Industrials (13.3%)
The Boeing Co.	106,500	13,831
Canadian Pacific Railway, Ltd.	21,300	2,743
Cummins, Inc.	37,000	4,160
Deere & Co.	81,300	6,589
Emerson Electric Co.	140,300	7,318
Flowserve Corp.	56,900	2,570
General Electric Co.	720,100	22,669
Illinois Tool Works, Inc.	76,800	8,000
Pentair PLC	95,700	5,578
Southwest Airlines Co.	51,700	2,027
Tyco International PLC	242,900	10,348
Union Pacific Corp.	66,600	5,811
United Parcel Service, Inc. - Class B	64,700	6,969
United Technologies Corp.	16,400	1,682

Total		100,295

Information Technology (10.1%)
Analog Devices, Inc.	97,600	5,528
Apple, Inc.	24,800	2,371
Applied Materials, Inc.	392,900	9,418
CA, Inc.	42,800	1,405
Cisco Systems, Inc.	299,000	8,578
Harris Corp.	110,573	9,226
Microsoft Corp.	273,800	14,011

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Equity Income Portfolio

Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
QUALCOMM, Inc.	172,900	9,262
TE Connectivity, Ltd.	34,200	1,953
Texas Instruments, Inc.	134,100	8,402
Western Digital Corp.	121,800	5,756

Total		75,910

Materials (4.9%)
CF Industries Holdings, Inc.	170,900	4,119
E.I. du Pont de Nemours and Co.	166,200	10,770
*Ingevity Corp.	1,614	55
International Paper Co.	207,700	8,802
Nucor Corp.	123,300	6,092
Vulcan Materials Co.	52,400	6,307
WestRock Co.	23,894	929

Total		37,074

Telecommunication Services (2.2%)
CenturyLink, Inc.	131,790	3,823
Verizon Communications, Inc.	227,608	12,710

Total		16,533

Utilities (8.3%)
The AES Corp.	688,000	8,586
Edison International	93,000	7,223
Entergy Corp.	97,000	7,891
Exelon Corp.	141,200	5,134
FirstEnergy Corp.	213,100	7,439
NiSource, Inc.	368,000	9,760
PG&E Corp.	151,200	9,665
Xcel Energy, Inc.	151,100	6,766

Total		62,464

Total Common Stocks (Cost: $640,504)		709,228

Foreign Common Stocks (2.4%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Staples (0.6%)
Diageo PLC	United Kingdom	168,023	4,702

Total			4,702

Financials (0.4%)
*Royal Bank of Scotland Group PLC	United Kingdom	1,189,951	2,802

Total			2,802

Health Care (0.7%)
GlaxoSmithKline PLC	United Kingdom	225,909	4,857

Total			4,857

Telecommunication Services (0.7%)
Telefonica SA	Spain	284,159	2,716
Vodafone Group PLC	United Kingdom	839,055	2,554

Total			5,270

Total Foreign Common Stocks (Cost: $23,268)			17,631

Corporate Bonds (0.2%)
Pharmaceuticals (0.0%)
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 144A		309,000	248
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20 144A		75,000	65
Valeant Pharmaceuticals International, Inc., 7.000%, 10/1/20 144A		25,000	22

Total			335

Technology (0.2%)
Western Digital Corp., 10.500%, 4/1/24 144A		1,150,000	1,230

Total			1,230

Total Corporate Bonds (Cost: $1,481)			1,565

Total Investments (97.0%) (Cost: $665,253)(a)			728,424

Other Assets, Less Liabilities (3.0%)			22,864

Net Assets (100.0%)			751,288

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the value of these securities (in thousands) was $1,565 representing 0.2% of the net assets.

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $665,253 and the net unrealized appreciation of investments based on that cost was $63,171 which is comprised of $104,750 aggregate gross unrealized appreciation and $41,579 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Equity Income Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Domestic Common Stocks	$709,228	$—	$—
Foreign Common Stocks	—	17,631	—
Corporate Bonds	—	1,565	—

Total Assets:	$709,228	$19,196	$—

For the period ended June 30, 2016, there were transfers from Level 1 to Level 2 in the amount of $12,929 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016.

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Mid Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$995.49	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$2.72

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (21.1%)
BorgWarner, Inc.	434,999	12,841
Brunswick Corp.	184,065	8,342
*Chipotle Mexican Grill, Inc.	21,947	8,839
Dollar General Corp.	344,696	32,401
Hanesbrands, Inc.	816,656	20,523
Newell Brands, Inc.	715,500	34,752
*O’Reilly Automotive, Inc.	76,529	20,747
Ross Stores, Inc.	518,664	29,403
*Sally Beauty Holdings, Inc.	382,847	11,260
Six Flags Entertainment Corp.	274,587	15,912
Tractor Supply Co.	158,183	14,423

Total		209,443

Consumer Staples (5.5%)
*Herbalife, Ltd.	130,105	7,615
Mead Johnson Nutrition Co.	249,607	22,652
Tyson Foods, Inc. - Class A	363,624	24,286

Total		54,553

Energy (0.8%)
*Concho Resources, Inc.	69,877	8,334

Total		8,334

Financials (8.4%)
*Affiliated Managers Group, Inc.	99,369	13,988
Intercontinental Exchange, Inc.	94,190	24,109

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)
Financials continued
*Signature Bank	193,600	24,184
Willis Towers Watson PLC	171,857	21,364

Total		83,645

Health Care (19.2%)
*Align Technology, Inc.	162,361	13,078
*BioMarin Pharmaceutical, Inc.	185,943	14,466
*Centene Corp.	371,036	26,481
*Cerner Corp.	449,135	26,319
DENTSPLY SIRONA, Inc.	302,380	18,760
*IDEXX Laboratories, Inc.	138,533	12,864
*MEDNAX, Inc.	488,154	35,357
*Mettler-Toledo International, Inc.	48,815	17,814
Perrigo Co. PLC	106,292	9,638
Zoetis, Inc.	320,843	15,227

Total		190,004

Industrials (14.0%)
*Copart, Inc.	202,961	9,947
The Dun & Bradstreet Corp.	79,867	9,731
Equifax, Inc.	96,116	12,341
*The Middleby Corp.	127,944	14,746
*Old Dominion Freight Line, Inc.	497,642	30,013
Rockwell Collins, Inc.	223,375	19,018
*TransDigm Group, Inc.	67,613	17,829
*Verisk Analytics, Inc.	308,634	25,024

Total		138,649

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)
Information Technology (19.7%)
*Akamai Technologies, Inc.	419,573	23,467
Booz Allen Hamilton Holding Corp.	561,083	16,631
*CoStar Group, Inc.	128,121	28,015
CSRA, Inc.	644,639	15,104
*Genpact, Ltd.	822,055	22,064
*Guidewire Software, Inc.	372,021	22,976
MAXIMUS, Inc.	284,268	15,740
*Red Hat, Inc.	306,080	22,221
*Vantiv, Inc. - Class A	518,223	29,331

Total		195,549

Materials (5.7%)
*Axalta Coating Systems, Ltd.	433,298	11,496
Ball Corp.	314,938	22,767
Vulcan Materials Co.	184,042	22,151

Total		56,414

Telecommunication Services (2.2%)
*SBA Communications Corp. - Class A	203,726	21,990

Total		21,990

Total Common Stocks (Cost: $896,228)		958,581

Total Investments (96.6%) (Cost: $896,228)(a)		958,581

Other Assets, Less Liabilities (3.4%)		34,148

Net Assets (100.0%)		992,729

*	Non-Income Producing

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $896,228 and the net unrealized appreciation of investments based on that cost was $62,353 which is comprised of $108,112 aggregate gross unrealized appreciation and $45,759 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Domestic Common Stocks	$958,581	$—	$—

Total Assets:	$958,581	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on equities.
Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments such as futures and, to a lesser extent, swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,077.83	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.52	$1.36

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.4%)
Aaron’s, Inc.	29,527	646
Abercrombie & Fitch Co. - Class A	30,825	549
*AMC Networks, Inc. - Class A	27,905	1,686
American Eagle Outfitters, Inc.	75,895	1,209
*Ascena Retail Group, Inc.	77,904	545
Big Lots, Inc.	20,236	1,014
Brinker International, Inc.	25,407	1,157
Brunswick Corp.	41,331	1,873
*Buffalo Wild Wings, Inc.	8,585	1,193
*Cabela’s, Inc.	22,105	1,107
Cable One, Inc.	1,990	1,018
CalAtlantic Group, Inc.	34,007	1,248
Carter’s, Inc.	23,153	2,465
The Cheesecake Factory, Inc.	20,349	980
Chico’s FAS, Inc.	60,474	648
Churchill Downs, Inc.	5,460	690
Cinemark Holdings, Inc.	48,210	1,758
Cracker Barrel Old Country Store, Inc.	10,918	1,872
CST Brands, Inc.	34,517	1,487
Dana Holding Corp.	67,440	712
*Deckers Outdoor Corp.	14,604	840
DeVry Education Group, Inc.	25,755	459
Dick’s Sporting Goods, Inc.	40,663	1,832
Domino’s Pizza, Inc.	22,870	3,005
*DreamWorks Animation SKG, Inc. - Class A	32,713	1,337
Dunkin’ Brands Group, Inc.	41,791	1,823
*Fossil Group, Inc.	18,869	538
GameStop Corp. - Class A	47,405	1,260
Gentex Corp.	131,717	2,035
Graham Holdings Co.	1,953	956
Guess?, Inc.	29,223	440
*Helen of Troy, Ltd.	12,656	1,301
HSN, Inc.	14,545	712
International Speedway Corp. - Class A	12,098	405
*J.C. Penney Co., Inc.	140,203	1,245
Jack in the Box, Inc.	14,840	1,275
John Wiley & Sons, Inc. - Class A	22,003	1,148
*Kate Spade & Co.	58,363	1,203
KB Home	38,104	580
*Live Nation Entertainment, Inc.	66,631	1,566

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Meredith Corp.	17,156	891
*Murphy USA, Inc.	16,888	1,252
The New York Times Co. - Class A	56,223	680
*NVR, Inc.	1,671	2,975
*Office Depot, Inc.	225,783	747
*Panera Bread Co. - Class A	10,398	2,204
Polaris Industries, Inc.	27,409	2,241
Pool Corp.	19,185	1,804
*Restoration Hardware Holdings, Inc.	17,222	494
Service Corp. International	88,347	2,389
*Skechers U.S.A., Inc. - Class A	60,609	1,801
Sotheby’s	23,766	651
*Tempur Sealy International, Inc.	27,782	1,537
Texas Roadhouse, Inc.	28,861	1,316
Thor Industries, Inc.	20,823	1,348
Time, Inc.	46,410	764
*Toll Brothers, Inc.	69,579	1,872
*TRI Pointe Group, Inc.	66,509	786
Tupperware Brands Corp.	23,031	1,296
*Vista Outdoor, Inc.	27,696	1,322
The Wendy’s Co.	97,238	935
Williams-Sonoma, Inc.	37,487	1,954

Total		79,076

Consumer Staples (4.5%)
Avon Products, Inc.	198,907	752
*The Boston Beer Co., Inc. - Class A	4,258	728
Casey’s General Stores, Inc.	17,808	2,342
Dean Foods Co.	41,848	757
*Edgewell Personal Care Co.	27,070	2,285
Energizer Holdings, Inc.	28,197	1,452
Flowers Foods, Inc.	83,005	1,556
*The Hain Celestial Group, Inc.	47,176	2,347
Ingredion, Inc.	32,828	4,248
Lancaster Colony Corp.	8,875	1,133
*Post Holdings, Inc.	29,328	2,425
Snyder’s-Lance, Inc.	36,273	1,229
*Sprouts Farmers Market, Inc.	64,619	1,480
*SUPERVALU, Inc.	121,140	572
Tootsie Roll Industries, Inc.	8,187	316
*TreeHouse Foods, Inc.	25,735	2,642

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Staples continued
*United Natural Foods, Inc.	22,953	1,074
*The WhiteWave Foods Co.	80,680	3,787

Total		31,125

Energy (3.6%)
CONSOL Energy, Inc.	104,599	1,683
Denbury Resources, Inc.	159,882	574
*Dril-Quip, Inc.	17,310	1,012
Energen Corp.	44,267	2,134
Ensco PLC - Class A	137,408	1,334
*Gulfport Energy Corp.	57,160	1,787
HollyFrontier Corp.	80,172	1,906
Nabors Industries, Ltd.	128,560	1,292
Noble Corp. PLC	110,914	914
Oceaneering International, Inc.	44,719	1,335
*Oil States International, Inc.	23,422	770
Patterson-UTI Energy, Inc.	67,206	1,433
QEP Resources, Inc.	106,994	1,886
Rowan Cos., PLC –Class A	57,217	1,011
SM Energy Co.	31,046	838
Superior Energy Services, Inc.	69,049	1,271
Western Refining, Inc.	36,743	758
World Fuel Services Corp.	32,299	1,534
*WPX Energy, Inc.	126,422	1,177

Total		24,649

Financials (26.2%)
Alexander & Baldwin, Inc.	20,996	759
Alexandria Real Estate Equities, Inc.	33,689	3,488
*Alleghany Corp.	7,041	3,870
American Campus Communities, Inc.	59,485	3,145
American Financial Group, Inc.	32,424	2,397
Aspen Insurance Holdings, Ltd.	27,690	1,284
Associated Banc-Corp.	68,467	1,174
BancorpSouth, Inc.	38,759	879
Bank of Hawaii Corp.	19,628	1,350
Bank of the Ozarks, Inc.	37,237	1,397
Brown & Brown, Inc.	52,999	1,986
Camden Property Trust	39,675	3,508
Care Capital Properties, Inc.	38,281	1,003
Cathay General Bancorp	33,439	943
CBOE Holdings, Inc.	37,119	2,473
CNO Financial Group, Inc.	81,675	1,426

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Commerce Bancshares, Inc.	37,865	1,814
Communications Sales & Leasing, Inc.	62,231	1,798
Corporate Office Properties Trust	43,164	1,276
Corrections Corp. of America	53,573	1,876
Cullen/Frost Bankers, Inc.	24,878	1,585
DCT Industrial Trust, Inc.	40,380	1,940
Douglas Emmett, Inc.	64,033	2,274
Duke Realty Corp.	157,762	4,206
East West Bancorp, Inc.	65,714	2,246
Eaton Vance Corp.	51,726	1,828
Education Realty Trust, Inc.	30,129	1,390
Endurance Specialty Holdings, Ltd.	28,264	1,898
EPR Properties	29,004	2,340
Equity One, Inc.	41,471	1,335
Everest Re Group, Ltd.	19,308	3,527
F.N.B. Corp.	95,133	1,193
FactSet Research Systems, Inc.	18,643	3,009
Federated Investors, Inc. - Class B	43,151	1,242
First American Financial Corp.	49,970	2,010
First Horizon National Corp.	106,049	1,461
First Industrial Realty Trust, Inc.	53,287	1,482
First Niagara Financial Group, Inc.	161,302	1,571
FirstMerit Corp.	75,925	1,539
Fulton Financial Corp.	79,106	1,068
*Genworth Financial, Inc. - Class A	227,319	587
Hancock Holding Co.	35,349	923
Hanover Insurance Group, Inc.	19,588	1,658
Healthcare Realty Trust, Inc.	51,435	1,800
Highwoods Properties, Inc.	44,422	2,346
Hospitality Properties Trust	69,111	1,990
International Bancshares Corp.	25,261	659
Janus Capital Group, Inc.	66,516	926
Jones Lang LaSalle, Inc.	20,575	2,005
Kemper Corp.	21,919	679
Kilroy Realty Corp.	42,037	2,787
Lamar Advertising Co. - Class A	37,593	2,492
LaSalle Hotel Properties	51,559	1,216

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Liberty Property Trust	66,866	2,656
Mack-Cali Realty Corp.	40,878	1,104
MarketAxess Holdings, Inc.	17,130	2,491
Medical Properties Trust, Inc.	108,478	1,650
Mercury General Corp.	16,631	884
Mid-America Apartment Communities, Inc.	34,435	3,664
MSCI, Inc.	39,607	3,055
National Retail Properties, Inc.	65,681	3,397
New York Community Bancorp, Inc.	222,096	3,329
Old Republic International Corp.	111,192	2,145
OMEGA Healthcare Investors, Inc.	75,515	2,564
PacWest Bancorp	52,199	2,076
Post Properties, Inc.	24,392	1,489
Potlatch Corp.	18,555	633
Primerica, Inc.	21,455	1,228
PrivateBancorp, Inc.	36,204	1,594
Prosperity Bancshares, Inc.	29,823	1,521
Raymond James Financial, Inc.	57,444	2,832
Rayonier, Inc.	55,879	1,466
Regency Centers Corp.	44,514	3,727
Reinsurance Group of America, Inc.	29,217	2,834
RenaissanceRe Holdings, Ltd.	19,653	2,308
SEI Investments Co.	62,054	2,985
Senior Housing Properties Trust	108,295	2,256
*Signature Bank	24,481	3,058
*SLM Corp.	195,150	1,206
Sovran Self Storage, Inc.	21,135	2,218
*Stifel Financial Corp.	30,313	953
*SVB Financial Group	23,625	2,248
Synovus Financial Corp.	57,232	1,659
Tanger Factory Outlet Centers, Inc.	43,342	1,741
Taubman Centers, Inc.	27,519	2,042
TCF Financial Corp.	78,004	987
Trustmark Corp.	30,835	766
Umpqua Holdings Corp.	100,539	1,555
Urban Edge Properties	42,148	1,259
Valley National Bancorp	102,087	931
W.R. Berkley Corp.	44,729	2,680
Waddell & Reed Financial, Inc. - Class A	37,162	640
Washington Federal, Inc.	41,531	1,008
Webster Financial Corp.	41,800	1,419

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Weingarten Realty Investors	52,646	2,149
WisdomTree Investments, Inc.	51,649	506
WP GLIMCHER, Inc.	84,508	946

Total		180,917

Health Care (8.8%)
*ABIOMED, Inc.	17,930	1,959
*Akorn, Inc.	38,124	1,086
*Align Technology, Inc.	33,276	2,680
*Allscripts Healthcare Solutions, Inc.	85,311	1,083
*AmSurg Corp.	24,656	1,912
*Bio-Rad Laboratories, Inc. - Class A	9,518	1,361
Bio-Techne Corp.	16,971	1,914
*Catalent, Inc.	48,890	1,124
*Charles River Laboratories International, Inc.	21,515	1,774
*Community Health Systems, Inc.	51,433	620
The Cooper Cos., Inc.	22,094	3,791
*Halyard Health, Inc.	21,283	692
Hill-Rom Holdings, Inc.	25,941	1,309
*IDEXX Laboratories, Inc.	40,829	3,791
*LifePoint Health, Inc.	19,799	1,294
*LivaNova PLC	19,468	978
*MEDNAX, Inc.	42,423	3,073
*Mettler-Toledo International, Inc.	12,203	4,453
*Molina Healthcare, Inc.	18,837	940
Owens & Minor, Inc.	28,636	1,070
*PAREXEL International Corp.	24,119	1,517
*Prestige Brands Holdings, Inc.	24,060	1,333
ResMed, Inc.	64,032	4,049
STERIS PLC	39,219	2,696
Teleflex, Inc.	19,881	3,525
*Tenet Heathcare Corp.	45,286	1,252
*United Therapeutics Corp.	20,349	2,155
*VCA, Inc.	36,858	2,492
*WellCare Health Plans, Inc.	20,180	2,165
West Pharmaceutical Services, Inc.	33,326	2,529

Total		60,617

Industrials (13.0%)
A.O. Smith Corp.	33,943	2,991
*AECOM	69,940	2,222
AGCO Corp.	32,345	1,524
B/E Aerospace, Inc.	46,608	2,152
Carlisle Cos., Inc.	29,273	3,094

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
CEB, Inc.	14,687	906
CLARCOR, Inc.	22,118	1,345
*Clean Harbors, Inc.	23,884	1,245
*Copart, Inc.	45,392	2,225
Crane Co.	22,600	1,282
Curtiss-Wright Corp.	20,303	1,710
Deluxe Corp.	22,307	1,480
Donaldson Co., Inc.	56,382	1,937
EMCOR Group, Inc.	27,700	1,364
*Esterline Technologies Corp.	13,386	830
*FTI Consulting, Inc.	18,901	769
GATX Corp.	18,652	820
*Genesee & Wyoming, Inc. - Class A	26,065	1,537
Graco, Inc.	25,362	2,003
Granite Construction, Inc.	18,045	822
Herman Miller, Inc.	27,293	816
HNI Corp.	20,236	941
Hubbell, Inc.	23,717	2,501
Huntington Ingalls Industries, Inc.	21,444	3,603
IDEX Corp.	34,613	2,842
ITT, Inc.	41,089	1,314
*JetBlue Airways Corp.	146,914	2,433
Joy Global, Inc.	44,754	946
KBR, Inc.	64,950	860
Kennametal, Inc.	36,341	803
*Kirby Corp.	24,564	1,533
*KLX, Inc.	24,036	745
Landstar System, Inc.	19,302	1,325
Lennox International, Inc.	17,698	2,524
Lincoln Electric Holdings, Inc.	28,555	1,687
Manpowergroup, Inc.	32,603	2,098
MSA Safety, Inc.	14,516	762
MSC Industrial Direct Co., Inc. - Class A	21,926	1,547
Nordson Corp.	24,456	2,045
*NOW, Inc.	48,990	889
*Old Dominion Freight Line, Inc.	31,202	1,882
Orbital ATK, Inc.	26,704	2,274
Oshkosh Corp.	33,458	1,596
R.R. Donnelley & Sons Co.	95,493	1,616
Regal Beloit Corp.	20,398	1,123
Rollins, Inc.	42,886	1,255
*Teledyne Technologies, Inc.	15,732	1,558
Terex Corp.	49,799	1,011
The Timken Co.	31,432	964
The Toro Co.	25,097	2,214
Trinity Industries, Inc.	68,772	1,277

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Triumph Group, Inc.	22,583	802
Valmont Industries, Inc.	10,346	1,399
Wabtec Corp.	41,091	2,886
Watsco, Inc.	11,762	1,655
Werner Enterprises, Inc.	20,370	468
Woodward, Inc.	25,079	1,446

Total		89,898

Information Technology (16.3%)
*3D Systems Corp.	48,541	665
*ACI Worldwide, Inc.	53,182	1,038
*Acxiom Corp.	35,354	777
*Advanced Micro Devices, Inc.	293,117	1,507
*ANSYS, Inc.	40,149	3,644
*ARRIS International PLC	79,683	1,670
*Arrow Electronics, Inc.	41,789	2,587
Avnet, Inc.	58,607	2,374
Belden, Inc.	19,186	1,158
Broadridge Financial Solutions, Inc.	53,910	3,515
Brocade Communications Systems, Inc.	212,846	1,954
*Cadence Design Systems, Inc.	137,203	3,334
CDK Global, Inc.	70,838	3,931
*Ciena Corp.	58,963	1,106
Cognex Corp.	38,787	1,672
*CommVault Systems, Inc.	18,755	810
Computer Sciences Corp.	63,242	3,140
*comScore, Inc.	21,450	512
Convergys Corp.	44,000	1,100
*CoreLogic, Inc.	40,521	1,559
*Cree, Inc.	45,798	1,119
Cypress Semiconductor Corp.	142,173	1,500
Diebold, Inc.	29,709	738
DST Systems, Inc.	14,225	1,656
Fair Isaac Corp.	14,219	1,607
*Fairchild Semiconductor International, Inc.	51,795	1,028
FEI Co.	18,634	1,992
*Fortinet, Inc.	66,545	2,102
*Gartner, Inc.	37,623	3,665
Ingram Micro, Inc. - Class A	67,658	2,353
*Integrated Device Technology, Inc.	60,942	1,227
InterDigital, Inc.	15,766	878
Intersil Corp. - Class A	61,555	833
*IPG Photonics Corp.	16,702	1,336
j2 Global, Inc.	21,095	1,333
Jabil Circuit, Inc.	87,188	1,610
Jack Henry & Associates, Inc.	35,974	3,139

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
*Keysight Technologies, Inc.	77,630	2,258
*Knowles Corp.	40,398	553
Leidos Holdings, Inc.	29,495	1,412
Lexmark International, Inc. - Class A	28,567	1,078
*Manhattan Associates, Inc.	32,897	2,110
MAXIMUS, Inc.	29,595	1,639
Mentor Graphics Corp.	45,860	975
*Microsemi Corp.	51,581	1,686
National Instruments Corp.	45,988	1,260
*NCR Corp.	56,503	1,569
*NetScout Systems, Inc.	42,757	951
*NeuStar, Inc. - Class A	24,799	583
Plantronics, Inc.	15,195	669
*Polycom, Inc.	61,847	696
*PTC, Inc.	52,272	1,964
*Rackspace Hosting, Inc.	48,740	1,017
Science Applications International Corp.	18,762	1,095
*Silicon Laboratories, Inc.	17,707	863
*Synaptics, Inc.	16,802	903
SYNNEX Corp.	13,217	1,253
*Synopsys, Inc.	69,238	3,744
*Tech Data Corp.	16,051	1,153
Teradyne, Inc.	92,657	1,824
*Trimble Navigation, Ltd.	114,498	2,789
*Tyler Technologies, Inc.	14,824	2,471
*The Ultimate Software Group, Inc.	13,170	2,769
*VeriFone Systems, Inc.	50,255	932
*ViaSat, Inc.	20,535	1,466
Vishay Intertechnology, Inc.	61,822	766
*WebMD Health Corp.	17,644	1,025
*WEX, Inc.	17,648	1,565
*Zebra Technologies Corp. - Class A	23,823	1,194

Total		112,401

Materials (6.9%)
Allegheny Technologies, Inc.	49,653	633
AptarGroup, Inc.	28,801	2,279
Ashland, Inc.	28,302	3,248
Bemis Co., Inc.	43,181	2,223
Cabot Corp.	28,456	1,299
Carpenter Technology Corp.	21,246	700
Commercial Metals Co.	52,236	883
Compass Minerals International, Inc.	15,405	1,143
Domtar Corp.	28,541	999
Eagle Materials, Inc.	22,018	1,699
Grief, Inc. - Class A	11,755	438

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Materials continued
*Louisiana-Pacific Corp.	65,554	1,137
Minerals Technologies, Inc.	15,882	902
NewMarket Corp.	4,539	1,881
Olin Corp.	75,314	1,871
Packaging Corp. of America	42,918	2,872
PolyOne Corp.	38,326	1,351
Reliance Steel & Aluminum Co.	32,986	2,537
Royal Gold, Inc.	29,777	2,145
RPM International, Inc.	60,582	3,026
The Scotts Miracle-Gro Co. - Class A	20,662	1,444
Sensient Technologies Corp.	20,443	1,452
Silgan Holdings, Inc.	18,476	951
Sonoco Products Co.	45,948	2,282
Steel Dynamics, Inc.	111,076	2,721
United States Steel Corp.	66,774	1,126
The Valspar Corp.	33,256	3,593
Worthington Industries, Inc.	20,505	867

Total		47,702

Telecommunication Services (0.2%)
Telephone and Data Systems, Inc.	43,184	1,281

Total		1,281

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Utilities (5.9%)
Aqua America, Inc.	80,842	2,883
Atmos Energy Corp.	46,622	3,791
Black Hills Corp.	23,525	1,483
Great Plains Energy, Inc.	70,440	2,142
Hawaiian Electric Industries, Inc.	49,201	1,613
IDACORP, Inc.	22,991	1,870
MDU Resources Group, Inc.	89,065	2,138
National Fuel Gas Co.	38,733	2,203
New Jersey Resources Corp.	39,243	1,513
OGE Energy Corp.	91,071	2,983
ONE Gas, Inc.	23,787	1,584
PNM Resources, Inc.	36,325	1,287
Questar Corp.	79,987	2,029
Southwest Gas Corp.	21,910	1,725
*Talen Energy Corp.	29,307	397
UGI Corp.	78,748	3,563
Vectren Corp.	37,762	1,989
Westar Energy, Inc.	64,614	3,624
WGL Holdings, Inc.	22,956	1,625

Total		40,442

Total Common Stocks (Cost: $527,291)		668,108

Short-Term Investments (1.7%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies (1.7%)
(b)Federal Home Loan Bank, 0.32%, 8/5/16	1,000,000	1,000
(b)Federal Home Loan Bank, 0.33%, 7/20/16	2,000,000	2,000
(b)Federal Home Loan Bank, 0.33%, 7/21/16	1,000,000	1,000
(b)Federal Home Loan Bank, 0.34%, 7/22/16	2,000,000	2,000
(b)Federal Home Loan Bank, 0.35%, 9/14/16	2,000,000	1,999
(b)Federal Home Loan Bank, 0.39%, 7/26/16	1,000,000	1,000
(b)Federal Home Loan Bank, 0.40%, 8/1/16	1,000,000	1,000
(b)Federal Home Loan Bank, 0.40%, 8/17/16	1,000,000	999
(b)Federal Home Loan Bank, 0.43%, 8/15/16	1,000,000	999

Total Short-Term Investments (Cost: $11,996)		11,997

Total Investments (98.5%) (Cost: $539,287)(a)		680,105

Other Assets, Less Liabilities (1.5%)		10,070

Net Assets (100.0%)		690,175

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $539,287 and the net unrealized appreciation of investments based on that cost was $140,818 which is comprised of $184,884 aggregate gross unrealized appreciation and $44,066 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at June 30, 2016, $20,795)	138	9/16	$(192)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
		(Amounts in thousands	)

Assets:
Domestic Common Stocks	$668,108	$—		$—
Short-Term Investments	—	11,997		—

Total Assets:	$668,108	$11,997		$—

Liabilities:
Other Financial Instruments^
Futures	(192)	—		—

Total Liabilities:	$(192)	$—		$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Mid Cap Value Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks. The value of securities acquired in an IPO may rise or fall more rapidly than investments in more established issuers.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,107.86	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.87

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid Cap Value Portfolio

Mid Cap Value Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (7.5%)
Advance Auto Parts, Inc.	36,292	5,866
Carnival Corp.	56,927	2,516
CST Brands, Inc.	141,761	6,107
Honda Motor Co., Ltd., ADR	133,341	3,378
*Markit, Ltd.	48,263	1,573
Mattel, Inc.	36,557	1,144
Polaris Industries, Inc.	26,263	2,147
PulteGroup, Inc.	186,699	3,639
Ralph Lauren Corp.	28,172	2,525
Target Corp.	51,148	3,571
Thor Industries, Inc.	34,463	2,231

Total		34,697

Consumer Staples (7.6%)
ConAgra Foods, Inc.	132,903	6,354
Flowers Foods, Inc.	158,591	2,973
General Mills, Inc.	62,031	4,424
The J.M. Smucker Co.	25,233	3,846
Kellogg Co.	40,541	3,310
Mead Johnson Nutrition Co.	17,852	1,620
Mondelez International, Inc.	124,361	5,660
Sysco Corp.	136,344	6,918

Total		35,105

Energy (10.4%)
Anadarko Petroleum Corp.	91,247	4,859
Cimarex Energy Co.	22,661	2,704
Devon Energy Corp.	163,164	5,915
EQT Corp.	109,517	8,480
*FMC Technologies, Inc.	85,685	2,285
Frank’s International NV	185,994	2,717
Halliburton Co.	96,234	4,359
Helmerich & Payne, Inc.	16,615	1,115
Noble Energy, Inc.	186,956	6,706
Occidental Petroleum Corp.	87,396	6,604
Pioneer Natural Resources Co.	7,117	1,076
Spectra Energy Partners LP	23,527	1,110

Total		47,930

Financials (27.6%)
Aflac, Inc.	33,796	2,439
The Allstate Corp.	33,888	2,370
Ameriprise Financial, Inc.	20,500	1,842
Bank of Hawaii Corp.	48,194	3,316
BB&T Corp.	131,294	4,675
Boston Properties, Inc.	19,619	2,588
Brown & Brown, Inc.	105,804	3,965
Capitol Federal Financial, Inc.	333,860	4,657
Chubb, Ltd.	51,968	6,793
Comerica, Inc.	60,563	2,491
Commerce Bancshares, Inc.	100,592	4,818
Corrections Corp. of America	124,602	4,364

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Empire State Realty Trust, Inc.	123,509	2,345
Franklin Resources, Inc.	42,113	1,405
Host Hotels & Resorts, Inc.	209,198	3,391
Invesco, Ltd.	89,423	2,284
M&T Bank Corp.	38,055	4,499
MetLife, Inc.	78,563	3,129
MGM Growth Properties LLC - Class A	95,777	2,555
Northern Trust Corp.	207,565	13,753
Piedmont Office Realty Trust, Inc. - Class A	225,287	4,853
PNC Financial Services Group, Inc.	58,102	4,729
ProAssurance Corp.	50,879	2,725
Reinsurance Group of America, Inc.	55,475	5,381
State Street Corp.	81,941	4,418
SunTrust Banks, Inc.	74,180	3,047
T. Rowe Price Group, Inc.	40,770	2,975
Torchmark Corp.	29,702	1,836
UMB Financial Corp.	55,074	2,931
Unum Group	123,221	3,917
Welltower, Inc.	10,302	785
Westamerica Bancorporation	90,759	4,471
Weyerhaeuser Co.	267,125	7,952

Total		127,699

Health Care (7.9%)
Abbott Laboratories	90,883	3,572
Baxter International, Inc.	104,498	4,725
Becton, Dickinson and Co.	9,612	1,630
*Boston Scientific Corp.	50,273	1,175
*LifePoint Health, Inc.	109,634	7,167
Quest Diagnostics, Inc.	75,455	6,143
STERIS PLC	35,404	2,434
Zimmer Biomet Holdings, Inc.	78,915	9,500

Total		36,346

Industrials (11.8%)
*Clean Harbors, Inc.	58,748	3,061
CSX Corp.	217,136	5,663
Emerson Electric Co.	57,927	3,022
Heartland Express, Inc.	275,112	4,784
Hubbell, Inc.	39,123	4,126
Ingersoll-Rand PLC	24,785	1,578
Oshkosh Corp.	58,183	2,776
Parker Hannifin Corp.	34,414	3,719
Republic Services, Inc.	170,520	8,749
Rockwell Automation, Inc.	20,990	2,410
Textron, Inc.	105,945	3,873
Tyco International PLC	251,635	10,720

Total		54,481

Information Technology (6.5%)
Applied Materials, Inc.	265,824	6,372
*Keysight Technologies, Inc.	142,540	4,147

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Mid Cap Value Portfolio

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Lam Research Corp.	46,123	3,877
Maxim Integrated Products, Inc.	159,182	5,681
TE Connectivity, Ltd.	82,117	4,690
Teradyne, Inc.	266,551	5,248

Total		30,015

Materials (2.5%)
Bemis Co., Inc.	18,210	938
Nucor Corp.	21,499	1,062
Sonoco Products Co.	67,046	3,330
WestRock Co.	162,598	6,320

Total		11,650

Telecommunication Services (0.9%)
CenturyLink, Inc.	145,967	4,235

Total		4,235

Utilities (10.0%)
Ameren Corp.	75,604	4,051
Atmos Energy Corp.	44,919	3,653
Consolidated Edison, Inc.	44,073	3,545
Edison International	111,463	8,657
Eversource Energy	42,131	2,524
NorthWestern Corp.	53,435	3,370
PG&E Corp.	122,309	7,818
Spire, Inc.	69,219	4,904
Xcel Energy, Inc.	177,942	7,968

Total		46,490

Total Common Stocks (Cost: $394,603)		428,648

Foreign Common Stocks (3.7%)	Country	Shares/ $ Par	Value $ (000’s)
Energy (2.4%)
Imperial Oil, Ltd.	Canada	341,225	10,797

Total			10,797

Industrials (1.3%)
Royal Philips Electronics NV	Netherlands	243,982	6,088

Total			6,088

Total Foreign Common Stocks (Cost: $18,660)			16,885

Investment Companies (2.2%)
Investment Companies (2.2%)
iShares Russell Midcap Value Index Fund		133,900	9,947

Total Investment Companies (Cost: $9,136)			9,947

Total Investments (98.6%) (Cost: $422,399)(a)			455,480

Other Assets, Less Liabilities (1.4%)			6,694

Net Assets (100.0%)			462,174

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $422,399 and the net unrealized appreciation of investments based on that cost was $33,081 which is comprised of $46,770 aggregate gross unrealized appreciation and $13,689 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	11,388	8,816	9/16	$—	$(110)	$(110)
Buy	HSBC Bank USA NA	EUR	226	252	9/16	1	—	1
Sell	HSBC Bank USA NA	EUR	4,783	5,327	9/16	—	(33)	(33)
Sell	HSBC Bank USA NA	JPY	202,017	1,963	9/16	28	—	28

						$29	$(143)	$(114)

CAD — Canadian Dollar EUR — Euro JPY — Japanese Yen

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Mid Cap Value Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands )

Assets:
Domestic Common Stocks	$428,648	$—	$—
Foreign Common Stocks	10,797	6,088	—
Investment Companies	9,947	—	—
Other Financial Instruments^
Forward Currency Contracts	—	29	—

Total Assets:	$449,392	$6,117	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(143)	—

Total Liabilities:	$—	$(143)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended June 30, 2016, there were transfers from Level 1 to Level 2 in the amount of $6,088 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange traded funds as a cash management strategy. Investing in ETFs may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks due to lack of liquidity, the additional expenses incurred as a stockholder in another investment company, and tracking error.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$997.89	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$2.92

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (16.3%)
Bloomin’ Brands, Inc.	288,737	5,160
Brinker International, Inc.	58,244	2,652
*Burlington Stores, Inc.	82,249	5,487
Core-Mark Holding Co., Inc.	88,952	4,168
*Del Frisco’s Restaurant Group, Inc.	130,090	1,863
DSW, Inc. - Class A	103,040	2,182
Dunkin’ Brands Group, Inc.	83,210	3,630
*Five Below, Inc.	74,840	3,473
*G-III Apparel Group, Ltd.	129,453	5,919
HSN, Inc.	83,742	4,097
*Kate Spade & Co.	225,513	4,648
*La Quinta Holdings, Inc.	267,536	3,050
Marriott Vacations Worldwide Corp.	67,930	4,653
Monro Muffler Brake, Inc.	45,715	2,906
Papa John’s International, Inc.	46,110	3,135
*Steven Madden, Ltd.	150,150	5,132
*Tenneco, Inc.	115,085	5,364
*TopBuild Corp.	109,240	3,954
*Vista Outdoor, Inc.	79,992	3,818
Visteon Corp.	31,845	2,096
*Wingstop, Inc.	112,409	3,063

Total		80,450

Consumer Staples (4.4%)
Casey’s General Stores, Inc.	44,800	5,892
*Natural Grocers by Vitamin Cottage, Inc.	161,484	2,107
*Post Holdings, Inc.	56,832	4,699
PriceSmart, Inc.	52,063	4,872
*TreeHouse Foods, Inc.	42,322	4,344

Total		21,914

Energy (1.1%)
PBF Energy, Inc.	90,770	2,159
*RSP Permian, Inc.	86,817	3,029

Total		5,188

Financials (9.4%)
AMERISAFE, Inc.	83,090	5,087
CoreSite Realty Corp.	73,110	6,484
EverBank Financial Corp.	206,780	3,073
Evercore Partners, Inc.	89,430	3,952
*FCB Financial Holdings, Inc. - Class A	89,910	3,057
First Merchants Corp.	171,890	4,285
Great Western Bancorp, Inc.	86,900	2,741

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)
Financials continued
HFF, Inc. - Class A	119,940	3,464
James River Group Holdings, Ltd.	98,320	3,339
MarketAxess Holdings, Inc.	8,673	1,261
*MGIC Investment Corp.	250,690	1,491
Sandy Spring Bancorp, Inc.	67,970	1,975
Sterling Bancor	228,680	3,590
Sunstone Hotel Investors, Inc.	222,600	2,687

Total		46,486

Health Care (22.3%)
*Acadia Healthcare Co., Inc.	55,558	3,078
*Acorda Therapeutics, Inc.	65,370	1,667
*Aerie Pharmaceuticals, Inc.	142,117	2,501
*Agios Pharmaceuticals, Inc.	27,997	1,173
*Alder Biopharmaceuticals, Inc.	110,860	2,768
*Amicus Therapeutics, Inc.	179,400	980
*Anika Therapeutics, Inc.	77,270	4,146
*Aratana Therapeutics, Inc.	193,000	1,220
Atrion Corp.	9,714	4,156
*Bluebird Bio, Inc.	42,970	1,860
*Cepheid, Inc.	131,672	4,049
*Coherus Biosciences, Inc.	100,060	1,690
*Cynosure, Inc. - Class A	80,060	3,895
*DexCom, Inc.	33,671	2,671
*Five Prime Therapeutics, Inc.	80,543	3,330
*Flexion Therapeutics, Inc.	103,150	1,544
*Globus Medical,Inc. - Class A	217,000	5,171
*GlycoMimetics, Inc.	101,985	741
*ICU Medical, Inc.	37,040	4,176
*Intersect ENT, Inc.	114,952	1,486
*Ironwood Pharmaceuticals, Inc.	25,900	339
*LivaNova PLC	45,740	2,298
*The Medicines Co.	89,770	3,019
*Natus Medical, Inc.	70,205	2,654
*Neurocrine Biosciences, Inc.	77,800	3,536
*Novavax, Inc.	390,973	2,842
*Omnicell, Inc.	119,640	4,095
*Ophthotech Corp.	54,720	2,792
*Otonomy, Inc.	125,474	1,993
*PAREXEL International Corp.	73,660	4,632
*Portola Pharmaceuticals, Inc.	90,800	2,143
*PTC Therapeutics, Inc.	80,324	564
*Relypsa, Inc.	125,199	2,316
*Team Health Holdings, Inc.	77,350	3,146

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
*Tesaro, Inc.	48,790	4,101
U.S. Physical Therapy, Inc.	55,556	3,345
*Ultragenyx Pharmaceutical, Inc.	42,819	2,094
*Vascular Solutions, Inc.	121,374	5,056
*WellCare Health Plans, Inc.	62,530	6,708

Total		109,975

Industrials (14.7%)
AAON, Inc.	130,483	3,590
Altra Holdings, Inc.	110,288	2,976
*American Woodmark Corp.	30,195	2,004
*Armstrong World Industries, Inc.	52,762	2,066
*Astronics Corp.	81,976	2,726
AZZ, Inc.	69,113	4,145
Celadon Group, Inc.	142,239	1,162
Deluxe Corp.	62,590	4,154
*Esterline Technologies Corp.	29,800	1,849
Exponent, Inc.	110,076	6,430
*Generac Holdings, Inc.	118,024	4,126
*Genesee & Wyoming, Inc. - Class A	37,899	2,234
*GP Strategies Corp.	56,810	1,232
HEICO Corp. - Class A	77,440	4,155
*Huron Consulting Group, Inc.	58,580	3,539
Knight Transportation, Inc.	161,125	4,283
Lennox International, Inc.	36,230	5,166
*Manitowoc Foodservice, Inc.	43,341	764
Marten Transport, Ltd.	91,980	1,821
*On Assignment, Inc.	105,025	3,881
*SiteOne Landscape Supply, Inc.	8,100	275
*Teledyne Technologies, Inc.	39,600	3,922
The Toro Co.	30,239	2,667
*WageWorks, Inc.	58,900	3,523

Total		72,690

Information Technology (22.5%)
*Aspen Technology, Inc.	40,370	1,625
*Bottomline Technologies, Inc.	115,558	2,488
*CACI International, Inc. - Class A	30,640	2,770
*Cardtronics, Inc.	136,337	5,428
Cass Information Systems, Inc.	49,270	2,547
*Cirrus Logic, Inc.	61,080	2,369
*comScore, Inc.	80,395	1,920

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
*Demandware, Inc.	28,040	2,100
*Envestnet, Inc.	147,234	4,904
*EPAM Systems, Inc.	40,324	2,593
*ePlus, Inc.	28,444	2,326
*Everyday Health, Inc.	332,808	2,623
*Exlservice Holdings, Inc.	107,586	5,639
Fair Isaac Corp.	53,821	6,082
FEI Co.	37,991	4,060
*Five9, Inc.	249,267	2,966
*Fleetmatics Group PLC	61,597	2,669
*Guidewire Software, Inc.	74,707	4,614
*HubSpot, Inc.	65,538	2,846
*Integrated Device Technology, Inc.	161,129	3,244
j2 Global, Inc.	64,040	4,045
*Manhattan Associates, Inc.	47,223	3,028
MAXIMUS, Inc.	71,132	3,939
MKS Instruments, Inc.	100,370	4,322
*NetScout Systems, Inc.	83,690	1,862

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
*Paycom Software, Inc.	69,137	2,987
*PTC, Inc.	72,538	2,726
*Q2 Holdings, Inc.	44,105	1,236
*Rogers Corp.	38,300	2,340
*Tyler Technologies, Inc.	46,374	7,731
*Verint Systems, Inc.	80,127	2,655
*WebMD Health Corp.	40,142	2,333
*WEX, Inc.	30,690	2,721
*Zendesk, Inc.	117,400	3,097

Total		110,835

Materials (4.4%)
*Boise Cascade Co.	123,698	2,839
Graphic Packaging Holding Co.	345,060	4,327
*Headwaters, Inc.	252,445	4,529
*Omnova Solutions, Inc.	325,820	2,362
PolyOne Corp.	136,645	4,816
Silgan Holdings, Inc.	57,542	2,961

Total		21,834

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)
Telecommunication Services (0.7%)
*ORBCOMM, Inc.	161,860	1,611
*Vonage Holdings Corp.	292,300	1,783

Total		3,394

Total Common Stocks (Cost: $426,665)		472,766

Investment Companies (3.0%)
Investment Companies (3.0%)
iShares Russell 2000 Growth Index Fund	106,914	14,667

Total Investment Companies (Cost: $14,653)		14,667

Total Investments (98.8%) (Cost: $441,318)(a)		487,433

Other Assets, Less Liabilities (1.2%)		5,716

Net Assets (100.0%)		493,149

*	Non-Income Producing

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $441,318 and the net unrealized appreciation of investments based on that cost was $46,115 which is comprised of $91,857 aggregate gross unrealized appreciation and $45,742 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
		(Amounts in thousands	)

Assets:
Domestic Common Stocks	$472,766	$—		$—
Investment Companies	14,667	—		—

Total Assets:	$487,433	$—		$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on equities.
Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as swap agreements and, to a lesser extent, futures contracts, for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,060.85	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.76

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.4%)
*American Axle & Manufacturing Holdings, Inc.	14,955	217
*American Public Education, Inc.	3,139	88
Arctic Cat, Inc.	2,552	43
*Asbury Automotive Group, Inc.	4,331	228
*Barnes & Noble Education, Inc.	7,641	78
Barnes & Noble, Inc.	11,827	134
*Belmond, Ltd.	17,070	169
Big 5 Sporting Goods Corp.	3,590	33
*Biglari Holdings, Inc.	206	83
*BJ’s Restaurants, Inc.	3,867	170
Blue Nile, Inc.	2,269	62
Bob Evans Farms, Inc.	3,871	147
*Boyd Gaming Corp.	15,776	290
The Buckle, Inc.	5,473	142
Caleres, Inc.	8,535	207
Callaway Golf Co.	18,365	188
Capella Education Co.	2,077	109
*Career Education Corp.	13,362	80
The Cato Corp. - Class A	5,064	191
*Cavco Industries, Inc.	1,623	152
The Children’s Place Retail Stores, Inc.	3,690	296
*Chuy’s Holdings, Inc.	3,233	112
Core-Mark Holding Co., Inc.	9,044	424
*Crocs, Inc.	14,339	162
DineEquity, Inc.	3,239	275
*Dorman Products, Inc.	5,887	337
Drew Industries, Inc.	4,791	406
*The E.W. Scripps Co. - Class A	10,429	165
Ethan Allen Interiors, Inc.	4,989	165
*Express, Inc.	13,382	194
The Finish Line, Inc. - Class A	8,255	167
*Five Below, Inc.	10,698	497
*Francesca’s Holdings Corp.	7,914	87
Fred’s, Inc. - Class A	6,845	110
*FTD Companies, Inc.	3,467	87
Gannett Co., Inc.	22,780	315
*Genesco, Inc.	4,088	263
*Gentherm, Inc.	7,122	244
*G-III Apparel Group, Ltd.	7,841	358
Group 1 Automotive, Inc.	4,100	202
Harte-Hanks, Inc.	9,251	15

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Haverty Furniture Cos., Inc.	3,933	71
*Hibbett Sports, Inc.	4,375	152
*Iconix Brand Group, Inc.	9,488	64
*Installed Building Products, Inc.	3,247	118
Interval Leisure Group, Inc.	21,673	345
*iRobot Corp.	5,370	188
*Kirkland’s, Inc.	2,808	41
*Krispy Kreme Doughnuts, Inc.	11,924	250
La-Z-Boy, Inc.	9,753	271
Lithia Motors, Inc. -Class A	4,658	331
*Lumber Liquidators Holdings, Inc.	5,298	82
M.D.C. Holdings, Inc.	7,665	187
*M/I Homes, Inc.	4,823	91
The Marcus Corp.	3,673	78
*MarineMax, Inc.	4,758	81
Marriott Vacations Worldwide Corp.	4,799	329
*Meritage Homes Corp.	7,273	273
*Monarch Casino & Resort, Inc.	2,122	47
Monro Muffler Brake, Inc.	6,304	401
*Motorcar Parts of America, Inc.	3,583	97
Movado Group, Inc.	3,199	69
Nutrisystem, Inc.	5,695	144
Outerwall, Inc.	3,365	141
Oxford Industries, Inc.	2,883	163
Papa John’s International, Inc.	5,388	366
*Perry Ellis International, Inc.	2,285	46
PetMed Express, Inc.	3,946	74
*Popeyes Louisiana Kitchen, Inc.	4,280	234
*Red Robin Gourmet Burgers, Inc.	2,668	127
*Regis Corp.	7,279	91
Rent-A-Center, Inc.	10,379	127
*Ruby Tuesday, Inc.	11,767	42
Ruth’s Hospitality Group, Inc.	6,597	105
Scholastic Corp.	5,208	206
*Scientific Games Corp. - Class A	9,905	91
*Select Comfort Corp.	9,127	195
*Sizmek, Inc.	3,814	9

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Sonic Automotive, Inc. - Class A	5,615	96
Sonic Corp.	9,491	257
Stage Stores, Inc.	5,292	26
Standard Motor Products, Inc.	3,860	154
Stein Mart, Inc.	5,802	45
*Steven Madden, Ltd.	10,879	372
*Strayer Education, Inc.	2,181	107
Sturm, Ruger & Co., Inc.	3,707	237
Superior Industries International, Inc.	4,371	117
Tailored Brands, Inc.	9,507	120
*TopBuild Corp.	7,519	272
*Tuesday Morning Corp.	8,708	61
*Tumi Holdings, Inc.	10,977	294
*Unifi, Inc.	2,930	80
*Universal Electronics, Inc.	2,821	204
Universal Technical Institute, Inc.	4,141	9
*Vera Bradley, Inc.	3,970	56
*Vitamin Shoppe, Inc.	4,744	145
*VOXX International Corp.	3,896	11
Winnebago Industries, Inc.	5,257	120
Wolverine World Wide, Inc.	19,462	395
World Wrestling Entertainment, Inc.- Class A	6,698	123
*Zumiez, Inc.	3,688	53

Total		16,773

Consumer Staples (2.6%)
The Andersons, Inc.	5,135	182
B&G Foods, Inc.	12,246	590
Calavo Growers, Inc.	2,897	194
Cal-Maine Foods, Inc.	6,070	269
*Central Garden & Pet Co.	1,932	44
*Central Garden & Pet Co. - Class A	6,479	141
*Darling Ingredients, Inc.	32,171	479
Inter Parfums, Inc.	3,339	95
J & J Snack Foods Corp.	2,875	343
Medifast, Inc.	1,829	61
Sanderson Farms, Inc.	3,884	337
*Seneca Foods Corp. - Class A	1,175	43
SpartanNash Co.	7,325	224
Universal Corp.	4,441	256
WD-40 Co.	2,604	306

Total		3,564

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Energy (2.6%)
Archrock, Inc.	13,612	128
Atwood Oceanics, Inc.	11,401	143
*Basic Energy Services, Inc.	7,691	13
*Bill Barrett Corp.	9,837	63
*Bonanza Creek Energy, Inc.	7,954	16
Bristow Group, Inc.	6,838	78
CARBO Ceramics, Inc.	3,852	51
*Carrizo Oil & Gas, Inc.	10,686	383
*Cloud Peak Energy, Inc.	11,976	25
*Contango Oil & Gas Co.	3,446	42
*ERA Group, Inc.	3,837	36
*Exterran Corp.	6,870	88
*Geospace Technologies Corp.	2,606	43
Green Plains, Inc.	7,070	139
Gulf Island Fabrication, Inc.	2,631	18
*GulfMark Offshore, Inc. - Class A	5,042	16
*Helix Energy Solutions Group, Inc.	19,550	132
*Hornbeck Offshore Services, Inc.	6,296	53
*Matrix Service Co.	5,203	86
*Newpark Resources, Inc.	16,443	95
*Northern Oil and Gas, Inc.	10,484	48
*PDC Energy, Inc.	9,055	522
*Pioneer Energy Services Corp.	12,645	58
*REX American Resources Corp.	1,077	64
*SEACOR Holdings, Inc.	3,113	180
*Synergy Resources Corp.	37,866	252
Tesco Corp.	9,045	61
*TETRA Technologies, Inc.	17,658	113
Tidewater, Inc.	9,201	41
*Unit Corp.	10,053	156
US Silica Holdings, Inc.	12,414	428

Total		3,571

Financials (20.8%)
Acadia Realty Trust	13,999	497
Agree Realty Corp.	4,621	223
American Assets Trust, Inc.	7,723	328
American Equity Investment Life Holding Co.	16,085	229
Ameris Bancorp	5,447	162
AMERISAFE, Inc.	3,750	230
Astoria Financial Corp.	17,842	273
Banc of California, Inc.	9,602	174
Bank Mutual Corp.	8,282	64
Banner Corp.	4,016	171

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Financials continued
BBCN Bancorp, Inc.	15,562	232
*BofI Holding, Inc.	11,218	199
Boston Private Financial Holdings, Inc.	16,214	191
Brookline Bancorp, Inc.	13,762	152
Calamos Asset Management, Inc.	3,371	25
Capstead Mortgage Corp.	18,757	182
Cardinal Financial Corp.	6,337	139
CareTrust REIT, Inc.	11,322	156
Cash America International, Inc.	4,693	200
Cedar Realty Trust, Inc.	14,682	109
Central Pacific Financial Corp.	6,073	143
Chesapeake Lodging Trust	11,746	273
City Holding Co.	2,931	133
Columbia Banking System, Inc.	11,339	318
Community Bank System, Inc.	8,624	354
CoreSite Realty Corp.	5,965	529
Cousins Properties, Inc.	39,020	406
*Customers Bancorp, Inc.	4,917	124
CVB Financial Corp.	19,600	321
DiamondRock Hospitality Co.	39,263	355
Dime Community Bancshares	6,027	103
EastGroup Properties, Inc.	6,291	434
*eHealth, Inc.	3,275	46
Employers Holdings, Inc.	6,342	184
*Encore Capital Group, Inc.	4,639	109
*Enova International, Inc.	5,250	39
Evercore Partners, Inc.	7,757	343
*EZCORP, Inc. - Class A	9,965	75
Financial Engines, Inc.	10,338	267
*First BanCorp/Puerto Rico	22,913	91
First Cash Financial Services, Inc.	5,521	283
First Commonwealth Financial Corp.	17,346	160
First Financial Bancorp.	12,093	235
First Financial Bankshares, Inc.	12,914	423
First Midwest Bancorp, Inc.	15,899	279
*First NBC Bank Holding, Co.	3,096	52
*Forestar Group, Inc.	6,628	79
Four Corners Property Trust, Inc.	10,536	217
Franklin Street Properties Corp.	17,431	214
The GEO Group, Inc.	14,460	494

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Getty Realty Corp.	5,140	110
Glacier Bancorp, Inc.	14,890	396
Government Properties Income Trust	13,904	321
Great Western Bancorp, Inc.	11,473	362
*Green Dot Corp. - Class A	8,455	194
Greenhill & Co., Inc.	5,424	87
Hanmi Financial Corp.	6,305	148
HCI Group, Inc.	1,703	46
HFF, Inc. - Class A	6,774	196
Home BancShares, Inc.	23,875	472
Horace Mann Educators Corp.	7,844	265
Independent Bank Corp./Rockland MA	5,142	235
Infinity Property & Casualty Corp.	2,162	174
Interactive Brokers Group, Inc. - Class A	11,383	403
*INTL FCStone, Inc.	2,941	80
Investment Technology Group, Inc.	6,492	109
Kite Realty Group Trust	16,297	457
LegacyTexas Financial Group, Inc.	8,569	231
*LendingTree, Inc.	1,347	119
Lexington Realty Trust	41,350	418
LTC Properties, Inc.	7,412	383
MB Financial, Inc.	13,412	487
The Navigators Group, Inc.	2,159	199
NBT Bancorp, Inc.	8,398	240
Northfield Bancorp, Inc.	7,658	114
Northwest Bancshares, Inc.	19,912	295
OFG Bancorp	8,585	71
Old National Bancorp	26,352	330
Opus Bank	3,684	124
Oritani Financial Corp.	7,497	120
Parkway Properties, Inc.	15,943	267
Pennsylvania Real Estate Investment Trust	13,581	291
Pinnacle Financial Partners, Inc.	7,538	368
*Piper Jaffray Cos., Inc.	2,769	104
*PRA Group, Inc.	9,057	219
ProAssurance Corp.	10,399	557
Provident Financial Services, Inc.	11,566	227
PS Business Parks, Inc.	3,811	404
RE/MAX Holdings, Inc.	3,450	139
Retail Opportunity Investments Corp.	19,670	426
RLI Corp.	7,428	511
S&T Bancorp, Inc.	6,823	167

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Sabra Health Care REIT, Inc.	12,760	263
Safety Insurance Group, Inc.	2,756	170
Saul Centers, Inc.	2,225	137
Selective Insurance Group, Inc.	11,269	431
ServisFirst Bancshares, Inc.	4,253	210
Simmons First National Corp. - Class A	5,588	258
Southside Bancshares, Inc.	4,768	147
Sterling Bancorp	23,486	369
Stewart Information Services Corp.	4,565	189
Summit Hotel Properties, Inc.	17,055	226
Talmer Bancorp, Inc. - Class A	12,459	239
*Texas Capital Bancshares, Inc.	8,974	420
Tompkins Financial Corp.	2,408	157
TrustCo Bank Corp. NY	18,669	120
UMB Financial Corp.	8,222	437
United Bankshares, Inc.	12,674	475
United Community Banks, Inc.	13,744	251
United Fire Group, Inc.	4,163	177
United Insurance Holdings Corp.	3,504	57
Universal Health Realty Income Trust	2,397	137
Universal Insurance Holdings, Inc.	6,295	117
Urstadt Biddle Properties, Inc. - Class A	5,174	128
Virtus Investment Partners, Inc.	1,169	83
*Walker & Dunlop, Inc.	5,310	121
Westamerica Bancorporation	4,985	246
Wilshire Bancorp, Inc.	13,874	145
Wintrust Financial Corp.	10,089	515
*World Acceptance Corp.	1,637	75

Total		28,185

Health Care (11.5%)
Abaxis, Inc.	4,135	195
Aceto Corp.	5,784	127
*Acorda Therapeutics, Inc.	9,006	230
*Adeptus Health, Inc., Class A	2,635	136
*Air Methods Corp.	6,826	245
*Albany Molecular Research, Inc.	5,305	71

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
*Almost Family, Inc.	1,704	73
*AMAG Pharmaceuticals, Inc.	6,760	162
*Amedisys, Inc.	5,488	277
*AMN Healthcare Services, Inc.	9,390	375
Analogic Corp.	2,419	192
*AngioDynamics, Inc.	5,170	74
*ANI Pharmaceuticals, Inc.	1,483	83
*Anika Therapeutics, Inc.	2,802	150
*Cambrex Corp.	6,252	323
Cantel Medical Corp.	7,011	482
Chemed Corp.	3,237	441
Computer Programs and Systems, Inc.	2,089	83
CONMED Corp.	5,045	241
*CorVel Corp.	1,990	86
*Cross Country Healthcare, Inc.	6,405	89
CryoLife, Inc.	5,037	59
*Cynosure, Inc. - Class A	4,599	224
*DepoMed, Inc.	11,944	234
*Diplomat Pharmacy, Inc.	7,094	248
*Emergent Biosolutions, Inc.	6,109	172
*Enanta Pharmaceuticals, Inc.	2,594	57
Ensign Group, Inc.	9,134	192
*ExamWorks Group, Inc.	7,736	270
*Greatbatch, Inc.	4,937	153
*Haemonetics Corp.	9,978	289
*HealthEquity, Inc.	6,910	210
*HealthStream, Inc.	4,776	127
*Healthways, Inc.	6,147	71
*HMS Holdings Corp.	16,452	290
*ICU Medical, Inc.	2,829	319
*Impax Laboratories, Inc.	13,564	391
*Inogen, Inc.	2,842	142
*Integra LifeSciences Holdings	5,675	453
Invacare Corp.	5,897	71
Kindred Healthcare, Inc.	16,648	188
Landauer, Inc.	1,878	77
*Lannett Co., Inc.	5,460	130
*LHC Group, Inc.	2,551	110
*Ligand Pharmaceuticals, Inc. - Class B	3,704	442
*Luminex Corp.	7,541	153
*Magellan Health, Inc.	4,813	317
*Masimo Corp.	8,619	453
*The Medicines Co.	13,600	457
*Medidata Solutions, Inc.	11,201	525
Meridian Bioscience, Inc.	8,225	160

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
*Merit Medical Systems, Inc.	8,662	172
*MiMedx Group, Inc.	19,488	155
*Momenta Pharmaceuticals, Inc.	12,363	133
*Natus Medical, Inc.	6,474	245
*Nektar Therapeutics	26,638	379
*Neogen Corp.	7,336	413
*NuVasive, Inc.	9,742	582
*Omnicell, Inc.	7,022	240
*PharMerica Corp.	6,008	148
Phibro Animal Health Corp. - Class A	3,620	68
*The Providence Service Corp.	2,382	107
Quality Systems, Inc.	8,702	104
*Quorum Health Corp.	5,762	62
*Repligen Corp.	6,576	180
*Sagent Pharmaceuticals, Inc.	4,686	70
*SciClone Pharmaceuticals, Inc.	9,757	127
*Select Medical Holdings Corp.	20,527	223
*Spectrum Pharmaceuticals, Inc.	11,908	78
*Supernus Pharmaceuticals, Inc.	6,763	138
*Surgical Care Affiliates, Inc.	5,319	254
*SurModics, Inc.	2,544	60
U.S. Physical Therapy, Inc.	2,444	147
*Vascular Solutions, Inc.	3,396	141
*Zeltiq Aesthetics, Inc.	6,325	173

Total		15,518

Industrials (15.8%)
AAON, Inc.	7,774	214
AAR Corp.	6,386	149
ABM Industries, Inc.	10,965	400
Actuant Corp. - Class A	11,511	260
*Aegion Corp.	6,863	134
*Aerojet Rocketdyne Holdings, Inc.	12,570	230
*Aerovironment, Inc.	4,011	111
Alamo Group, Inc.	1,834	121
Albany International Corp. - Class A	5,630	225
Allegiant Travel Co.	2,520	382
American Science and Engineering, Inc.	1,394	52
*American Woodmark Corp.	2,673	177
Apogee Enterprises, Inc.	5,628	261

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Applied Industrial Technologies, Inc.	7,629	344
ArcBest Corp.	4,730	77
Astec Industries, Inc.	3,694	207
*Atlas Air Worldwide Holdings, Inc.	4,850	201
AZZ, Inc.	5,067	304
Barnes Group, Inc.	9,866	327
Brady Corp. - Class A	9,133	279
Briggs & Stratton Corp.	8,472	179
The Brink’s Co.	9,644	275
CDI Corp.	2,786	17
Celadon Group, Inc.	5,398	44
*Chart Industries, Inc.	5,980	144
CIRCOR International, Inc.	3,210	183
Comfort Systems USA, Inc.	7,272	237
Cubic Corp.	4,272	172
*DXP Enterprises, Inc.	2,482	37
*Dycom Industries, Inc.	6,128	550
*Echo Global Logistics, Inc.	4,890	110
Encore Wire Corp.	4,045	151
EnerSys	8,457	503
*Engility Holdings, Inc.	3,377	71
EnPro Industries, Inc.	4,247	189
ESCO Technologies, Inc.	5,032	201
Essendant, Inc.	7,263	222
Exponent, Inc.	5,074	296
Federal Signal Corp.	11,820	152
Forward Air Corp.	5,953	265
Franklin Electric Co., Inc.	7,491	248
G & K Services, Inc. - Class A	3,862	296
General Cable Corp.	9,627	122
*Gibraltar Industries, Inc.	5,814	184
The Greenbrier Cos., Inc.	4,998	146
Griffon Corp.	7,196	121
Harsco Corp.	15,658	104
*Hawaiian Holdings, Inc.	9,324	354
Healthcare Services Group, Inc.	14,146	585
Heartland Express, Inc.	11,553	201
Heidrick & Struggles International, Inc.	3,409	58
Hillenbrand, Inc.	12,319	370
*Hub Group, Inc. - Class A	6,690	257
Insperity, Inc.	3,177	245
Interface, Inc.	12,799	195
John Bean Technologies Corp.	5,711	350
Kaman Corp.	5,291	225
Kelly Services, Inc. -Class A	5,814	110

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Knight Transportation, Inc.	11,917	317
Korn / Ferry International	11,198	232
Lindsay Corp.	2,106	143
*Lydall, Inc.	3,348	129
Marten Transport, Ltd.	4,500	89
Matson, Inc.	8,457	273
Matthews International Corp. - Class A	6,263	348
*Mercury Systems, Inc.	7,825	195
Mobile Mini, Inc.	8,690	301
*Moog, Inc. - Class A	6,421	346
Mueller Industries, Inc.	11,168	356
Multi-Color Corp.	2,565	163
*MYR Group, Inc.	3,563	86
National Presto Industries, Inc.	950	90
*Navigant Consulting, Inc.	9,313	150
*On Assignment, Inc.	9,392	347
*Orion Group Holdings, Inc.	5,337	28
*PGT, Inc.	9,517	98
Powell Industries, Inc.	1,715	67
*Proto Labs, Inc.	4,628	266
Quanex Building Products Corp.	6,696	124
Resources Connection, Inc.	7,186	106
*Roadrunner Transportation Systems, Inc.	5,918	44
*Saia, Inc.	4,890	123
Simpson Manufacturing Co., Inc.	8,029	321
SkyWest, Inc.	10,046	266
SPX Corp.	8,134	121
*SPX Flow, Inc.	8,150	212
Standex International Corp.	2,503	207
*TASER International, Inc.	10,281	256
*Team, Inc.	5,769	143
Tennant Co.	3,453	186
Tetra Tech, Inc.	11,325	348
Titan International, Inc.	8,548	53
*Trex Co., Inc.	5,734	258
*TrueBlue, Inc.	8,301	157
UniFirst Corp.	2,989	346
Universal Forest Products, Inc.	3,969	368
US Ecology, Inc.	4,256	196
*Veritiv Corp.	1,595	60
Viad Corp.	3,959	123
*Vicor Corp.	3,224	32
*WageWorks, Inc.	7,083	424
Watts Water Technologies, Inc. - Class A	5,446	317

Total		21,439

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Information Technology (14.0%)
ADTRAN, Inc.	9,573	179
*Advanced Energy Industries, Inc.	7,736	294
*Agilysys, Inc.	2,964	31
*Anixter International, Inc.	5,557	296
Badger Meter, Inc.	2,842	208
Bel Fuse, Inc. - Class B	1,724	31
*Benchmark Electronics, Inc.	9,640	204
Black Box Corp.	2,936	38
Blackbaud, Inc.	9,285	630
*Blucora, Inc.	8,086	84
*Bottomline Technologies, Inc.	7,410	160
Brooks Automation, Inc.	13,415	150
Cabot Microelectronics Corp.	4,625	196
*CACI International, Inc. - Class A	4,754	430
*CalAmp Corp.	7,146	106
*Cardtronics, Inc.	8,840	352
*CEVA, Inc.	3,996	109
*CIBER, Inc.	14,195	21
*Cirrus Logic, Inc.	12,165	472
*Coherent, Inc.	4,748	436
Cohu, Inc.	4,938	54
Comtech Telecommunications Corp.	4,592	59
*Cray, Inc.	7,968	238
CSG Systems International, Inc.	6,342	256
CTS Corp.	6,404	115
Daktronics, Inc.	7,566	47
*DHI Group, Inc.	8,109	50
*Digi International, Inc.	5,058	54
*Diodes, Inc.	7,558	142
*DSP Group, Inc.	4,246	45
*DTS, Inc.	3,419	90
Ebix, Inc.	4,995	239
*Electro Scientific Industries, Inc.	5,416	32
*Electronics for Imaging, Inc.	9,208	396
EPIQ Systems, Inc.	6,375	93
*ePlus, Inc.	1,094	89
*Exar Corp.	9,505	76
*Exlservice Holdings, Inc.	6,544	343
*Fabrinet	5,989	222
*FARO Technologies, Inc.	3,255	110
Forrester Research, Inc.	1,952	72
*Gerber Scientific, Inc.	2,359	–
*Harmonic, Inc.	15,116	43
*II-VI, Inc.	10,371	195

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
*Insight Enterprises, Inc.	7,176	187
*Interactive Intelligence Group	3,453	142
*Itron, Inc.	7,409	319
*Ixia	12,146	119
*Kopin Corp.	12,252	27
*Kulicke and Soffa Industries, Inc.	13,758	167
*Liquidity Services, Inc.	4,806	38
Littelfuse, Inc.	4,383	518
*LivePerson, Inc.	9,655	61
*LogMeIn, Inc.	4,887	310
*Lumentum Holdings, Inc.	9,271	224
ManTech International Corp. - Class A	4,794	181
Methode Electronics, Inc. - Class A	7,216	247
*MicroStrategy, Inc. - Class A	1,836	321
MKS Instruments, Inc.	10,433	449
Monolithic Power Systems	7,246	495
Monotype Imaging Holdings, Inc.	7,949	196
*Monster Worldwide, Inc.	17,386	42
MTS Systems Corp.	3,207	141
*Nanometrics, Inc.	4,770	99
*NETGEAR, Inc.	6,366	303
NIC, Inc.	11,983	263
*OSI Systems, Inc.	3,435	200
Park Electrochemical Corp.	3,956	57
*Perficient, Inc.	7,058	143
*Plexus Corp.	6,519	282
Power Integrations, Inc.	5,631	282
*Progress Software Corp.	9,837	270
*QLogic Corp.	16,262	240
*Qualys, Inc.	4,779	142
*QuinStreet, Inc.	7,014	25
*Rambus, Inc.	21,519	260
*Rofin-Sinar Technologies, Inc.	5,539	177
*Rogers Corp.	3,519	215
*Rovi Corp.	16,048	251
*Rudolph Technologies, Inc.	6,037	94
*Sanmina Corp.	14,395	386
*ScanSource, Inc.	5,017	186
*Semtech Corp.	12,761	304
*Shutterstock, Inc.	3,723	170
*Stamps.com, Inc.	3,070	268
*Super Micro Computer, Inc.	7,285	181
*Sykes Enterprises, Inc.	7,581	220
*Synchronoss Technologies, Inc.	7,867	251

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
*Take-Two Interactive Software, Inc.	16,584	629
*Tangoe, Inc.	7,323	57
TeleTech Holdings, Inc.	3,198	87
Tessera Technologies, Inc.	9,006	276
*TTM Technologies, Inc.	12,728	96
*Ultratech, Inc.	5,222	120
*VASCO Data Security International, Inc.	5,834	96
*Veeco Instruments, Inc.	7,789	129
*Viavi Solutions, Inc.	45,455	301
*Virtusa Corp.	5,324	154
*XO Group, Inc.	4,662	81

Total		18,966

Materials (4.8%)
A. Schulman, Inc.	5,708	139
*AK Steel Holding Corp.	46,560	217
American Vanguard Corp.	5,015	76
Balchem Corp.	6,173	368
*Boise Cascade Co.	7,575	174
Calgon Carbon Corp.	9,889	130
*Century Aluminum Co.	9,701	61
The Chemours Co.	35,476	292
*Clearwater Paper Corp.	3,344	219
Deltic Timber Corp.	2,089	140
*Flotek Industries, Inc.	10,523	139
FutureFuel Corp.	4,445	48
H.B. Fuller Co.	9,764	430
Hawkins, Inc.	1,857	81
Haynes International, Inc.	2,440	78
*Headwaters, Inc.	14,476	260
*Ingevity Corp.	8,231	280
Innophos Holdings, Inc.	3,784	160
Innospec, Inc.	4,686	215
*Intrepid Potash, Inc.	11,001	16
Kaiser Aluminum Corp.	3,515	318
KapStone Paper & Packaging Corp.	16,792	218
*Koppers Holdings, Inc.	4,031	124
*Kraton Performance Polymers, Inc.	6,029	168
*LSB Industries, Inc.	4,012	48
Materion Corp.	3,916	97
Myers Industries, Inc.	4,285	62
Neenah Paper, Inc.	3,272	237
Olympic Steel, Inc.	1,778	49
P.H. Glatfelter	8,505	166
Quaker Chemical Corp.	2,588	231
Rayonier Advanced Materials, Inc.	8,461	115
Schweitzer-Mauduit International, Inc.	5,972	211
Stepan Co.	3,578	213

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)
Materials continued
*Stillwater Mining Co.	23,669	281
SunCoke Energy, Inc.	12,543	73
TimkenSteel Corp.	7,434	71
Tredegar Corp.	4,851	78
*US Concrete, Inc.	2,703	165

Total		6,448

Telecommunication Services (1.3%)
*8x8, Inc.	17,471	255
ATN International, Inc.	2,114	165
*Cincinnati Bell, Inc.	41,065	188
Cogent Communications Holdings, Inc.	8,046	322
Consolidated Communications Holdings, Inc.	9,903	270
*General Communication, Inc. - Class A	5,726	90
Inteliquent, Inc.	6,715	134
*Iridium Communications, Inc.	15,870	141
*Lumos Networks Corp.	4,552	55
Spok Holdings, Inc.	4,028	77

Total		1,697

Utilities (3.8%)
ALLETE, Inc.	9,057	585
American States Water Co.	7,146	313
Avista Corp.	12,357	554
California Water Service Group	9,378	328
El Paso Electric Co.	7,914	374
Northwest Natural Gas Co.	5,375	348
NorthWestern Corp.	9,422	594
Piedmont Natural Gas Co., Inc.	15,850	953
South Jersey Industries, Inc.	15,537	491
Spire, Inc.	8,920	632

Total		5,172

Total Common Stocks (Cost: $108,112)		121,333

Investment Companies (2.3%)
Investment Companies (2.3%)
iShares S&P SmallCap 600 Index Fund	26,718	3,105

Total Investment Companies (Cost: $3,095)		3,105

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Short-Term Investments (6.7%)	Shares/ $ Par	Value $(000’s)
US Government & Agencies (6.7%)
Federal Home Loan Bank, 0.34%, 7/22/16	1,000,000	1,000
Federal Home Loan Bank, 0.34%, 7/27/16	1,000,000	1,000
Federal Home Loan Bank, 0.35%, 9/14/16	1,000,000	999
Federal Home Loan Bank, 0.39%, 7/8/16	1,000,000	1,000
(k)Federal Home Loan Bank, 0.40%, 8/17/16	500,000	500
Federal Home Loan Bank, 0.40%, 9/20/16	500,000	500

Short-Term Investments (6.7%)	Shares/ $ Par	Value $(000’s)
US Government & Agencies continued
Federal Home Loan Bank, 0.40%, 9/30/16	500,000	499
Federal Home Loan Bank, 0.42%, 8/10/12	1,000,000	1,000
Federal Home Loan Bank, 0.42%, 8/29/16	400,000	400
Federal Home Loan Bank, 0.42%, 9/27/16	500,000	500
Federal Home Loan Bank, 0.43%, 8/26/16	700,000	700
Federal Home Loan Bank, 0.46%, 8/19/16	500,000	500

Short-Term Investments (6.7%)	Shares/ $ Par	Value $(000’s)
US Government & Agencies continued
Federal Home Loan Bank, 0.51%, 10/3/16	500,000	499

Total Short-Term Investments (Cost: $9,095)		9,097

Total Investments (98.6%) (Cost: $120,302)(a)		133,535

Other Assets, Less Liabilities (1.4%)		1,964

Net Assets (100.0%)		135,499

*	Non-Income Producing

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $120,302 and the net unrealized appreciation of investments based on that cost was $13,233 which is comprised of $21,911 aggregate gross unrealized appreciation and $8,678 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on June 30, 2016.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JP Morgan Chase London	1-Month USD Libor +1 Basis Point (Bps)	S&P SmallCap 600 Index	5/17	9,765	$204

						$204

(k)	Cash or securities with an aggregate value of $500 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2016.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Domestic Common Stocks	$121,333	$—	$—
Investment Companies	3,105	—	—
Short-Term Investments	—	9,097	—
Other Financial Instruments^
Total Return Swaps	—	204	—

Total Assets:	$124,438	$9,301	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Small Cap Value Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange traded funds as a cash management strategy. Investing in ETFs may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks due to lack of liquidity, the additional expenses incurred as a stockholder in another investment company, and tracking error.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,090.78	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.47

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Value Portfolio

Small Cap Value Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.3%)
Aaron’s, Inc.	181,700	3,977
*American Public Education, Inc.	104,100	2,925
Cable One, Inc.	5,100	2,608
Capella Education Co.	57,700	3,037
*Cavco Industries, Inc.	37,500	3,514
*Crocs, Inc.	118,300	1,335
CSS Industries, Inc.	91,100	2,442
Culp, Inc.	111,200	3,073
*Dorman Products, Inc.	78,200	4,473
Drew Industries, Inc.	74,400	6,312
Ethan Allen Interiors, Inc.	101,900	3,367
Fred’s, Inc. - Class A	143,659	2,314
Interval Leisure Group, Inc.	117,700	1,872
New Media Investment Group, Inc.	194,700	3,518
*Party City Holdco, Inc.	105,500	1,468
Pier 1 Imports, Inc.	202,920	1,043
Pool Corp.	67,800	6,375
*Red Robin Gourmet Burgers, Inc.	24,100	1,143
Scholastic Corp.	55,600	2,202
*Sportsman’s Warehouse Holdings, Inc.	192,200	1,549
*Steven Madden, Ltd.	105,200	3,596

Total		62,143

Consumer Staples (3.8%)
Energizer Holdings, Inc.	74,400	3,831
Pinnacle Foods, Inc.	57,600	2,666
*Post Holdings, Inc.	38,700	3,200
PriceSmart, Inc.	47,922	4,484
SpartanNash Co.	116,300	3,556
*TreeHouse Foods, Inc.	8,900	914
Vector Group, Ltd.	98,070	2,199

Total		20,850

Energy (3.4%)
*Matador Resources Co.	218,000	4,316
*Parsley Energy, Inc. - Class A	70,400	1,905
*PDC Energy, Inc.	42,600	2,454
*Rice Energy, Inc.	76,400	1,684
*RPC, Inc.	141,400	2,196
Tesco Corp.	260,300	1,741
*TETRA Technologies, Inc.	315,500	2,010
*WPX Energy, Inc.	241,400	2,248

Total		18,554

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)
Financials (36.2%)
Acadia Realty Trust	150,500	5,346
American Assets Trust, Inc.	34,800	1,477
American Campus Communities, Inc.	85,100	4,499
Assured Guaranty, Ltd.	102,900	2,611
BankUnited, Inc.	124,400	3,822
*Bats Global Markets, Inc.	60,171	1,546
BBCN Bancorp, Inc.	224,900	3,356
*Beneficial Bancorp, Inc.	283,239	3,603
CatchMark Timber Trust, Inc. - Class A	155,170	1,896
Cedar Realty Trust, Inc.	673,800	5,006
CoBiz Financial, Inc.	213,200	2,494
Columbia Banking System, Inc.	173,200	4,860
Compass Diversified Holdings	165,300	2,742
Douglas Emmett, Inc.	92,400	3,282
East West Bancorp, Inc.	215,698	7,373
EastGroup Properties, Inc.	60,300	4,156
Employers Holdings, Inc.	115,000	3,337
First Potomac Realty Trust	290,200	2,670
Glacier Bancorp, Inc.	176,800	4,699
*Green Dot Corp. - Class A	150,100	3,451
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	113,700	2,456
Healthcare Realty Trust, Inc.	94,600	3,310
Hercules Capital, Inc.	305,300	3,792
Home BancShares, Inc.	553,300	10,950
Houlihan Lokey, Inc.	58,975	1,319
Janus Capital Group, Inc.	155,900	2,170
Kilroy Realty Corp.	56,700	3,759
LaSalle Hotel Properties	108,300	2,554
Main Street Capital Corp.	71,100	2,336
National Bank Holdings Corp. - Class A	171,200	3,486
National Interstate Corp.	100,800	3,049
*Paragon Commercial Corp.	4,900	171
Pinnacle Financial Partners, Inc.	26,400	1,290
Popular, Inc.	161,900	4,744
Potlatch Corp.	96,800	3,301
ProAssurance Corp.	199,100	10,662
Prosperity Bancshares, Inc.	96,700	4,931
PS Business Parks, Inc.	39,700	4,211
Radian Group, Inc.	246,200	2,565
Redwood Trust, Inc.	172,600	2,384

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
RenaissanceRe Holdings, Ltd.	12,800	1,503
Retail Opportunity Investments Corp.	68,700	1,489
RLJ Lodging Trust	129,300	2,773
Rouse Properties, Inc.	117,700	2,148
*Safeguard Scientifics, Inc.	120,900	1,510
Safety Insurance Group, Inc.	34,900	2,149
Sandy Spring Bancorp, Inc.	114,500	3,327
Saul Centers, Inc.	73,200	4,517
State Auto Financial Corp.	108,900	2,386
*SVB Financial Group	54,500	5,186
*Texas Capital Bancshares, Inc.	51,200	2,394
Towne Bank	199,500	4,319
TPG Specialty Lending, Inc.	134,700	2,237
United Financial Bancorp, Inc.	275,600	3,577
Washington Real Estate Investment Trust	114,100	3,590
Webster Financial Corp.	100,233	3,403
Wintrust Financial Corp.	75,300	3,840
WSFS Financial Corp.	93,200	3,000

Total		199,014

Health Care (7.5%)
Analogic Corp.	34,800	2,764
Atrion Corp.	13,500	5,776
Ensign Group, Inc.	50,600	1,063
*Haemonetics Corp.	116,310	3,372
*Halyard Health, Inc.	137,140	4,460
National HealthCare Corp.	49,600	3,211
*Quidel Corp.	164,100	2,931
*Select Medical Holdings Corp.	160,700	1,747
*Triple-S Management Corp. - Class B	90,100	2,201
*WellCare Health Plans, Inc.	35,800	3,841
West Pharmaceutical Services, Inc.	130,200	9,880

Total		41,246

Industrials (15.0%)
*Aegion Corp.	147,400	2,876
Applied Industrial Technologies, Inc.	36,700	1,657
*Beacon Roofing Supply, Inc.	109,400	4,974
Brady Corp. - Class A	113,300	3,462
CIRCOR International, Inc.	61,500	3,505
*Colfax Corp.	32,100	849

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Small Cap Value Portfolio

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Comfort Systems USA, Inc.	58,600	1,909
Cubic Corp.	42,000	1,687
ESCO Technologies, Inc.	114,600	4,577
*FTI Consulting, Inc.	72,700	2,957
G & K Services, Inc. - Class A	60,000	4,594
*Genesee & Wyoming, Inc. - Class A	66,700	3,932
Hillenbrand, Inc.	64,390	1,934
Kaman Corp.	62,700	2,666
*Kirby Corp.	42,300	2,639
KMG Chemicals, Inc.	102,300	2,659
Landstar System, Inc.	119,000	8,170
Matthews International Corp. - Class A	52,800	2,938
McGrath RentCorp	171,500	5,246
MSA Safety, Inc.	41,400	2,175
*Navigant Consulting, Inc.	208,400	3,366
*RBC Bearings, Inc.	38,500	2,791
Sun Hydraulics Corp.	95,000	2,821
Triumph Group, Inc.	38,700	1,374
Universal Forest Products, Inc.	56,500	5,237
Universal Logistics Holdings, Inc.	116,246	1,500

Total		82,495

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)
Information Technology (9.3%)
*Advanced Energy Industries, Inc.	126,600	4,806
Badger Meter, Inc.	49,400	3,608
Belden, Inc.	100,000	6,037
Brooks Automation, Inc.	204,300	2,292
Cabot Microelectronics Corp.	93,100	3,942
CSRA, Inc.	4,074	95
Electro Rent Corp.	217,800	3,356
Intersil Corp. - Class A	165,400	2,240
*Ixia	251,500	2,470
Littelfuse, Inc.	61,400	7,257
Methode Electronics, Inc. - Class A	88,900	3,043
*Progress Software Corp.	118,200	3,246
SYNNEX Corp.	76,400	7,244
*Veeco Instruments, Inc.	80,620	1,335

Total		50,971

Materials (4.6%)
American Vanguard Corp.	139,700	2,111
Carpenter Technology Corp.	95,400	3,141
*Clearwater Paper Corp.	76,200	4,981
Innospec, Inc.	83,400	3,836
Minerals Technologies, Inc.	86,900	4,936

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)
Materials continued
Myers Industries, Inc.	255,200	3,675
Reliance Steel & Aluminum Co.	36,000	2,768

Total		25,448

Utilities (7.6%)
Atmos Energy Corp.	44,100	3,586
El Paso Electric Co.	79,200	3,744
NorthWestern Corp.	94,300	5,947
NRG Energy, Inc.	85,029	1,275
ONE Gas, Inc.	110,100	7,332
PNM Resources, Inc.	220,900	7,829
Portland General Electric Co.	96,700	4,266
South Jersey Industries, Inc.	14,500	458
Southwest Gas Corp.	52,800	4,156
WGL Holdings, Inc.	44,600	3,157

Total		41,750

Total Common Stocks (Cost: $414,588)		542,471

Total Investments (98.7%) (Cost: $414,588)(a)		542,471

Other Assets, Less Liabilities (1.3%)		7,342

Net Assets (100.0%)		549,813

*	Non-Income Producing

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $414,588 and the net unrealized appreciation of investments based on that cost was $127,883 which is comprised of $145,101 aggregate gross unrealized appreciation and $17,218 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
		(Amounts in thousands	)

Assets:
Domestic Common Stocks	$542,471	$—		$—

Total Assets:	$542,471	$—		$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

International Growth Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$989.22	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.28	$3.62

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

International Growth Portfolio

International Growth Portfolio

Schedule of Investment

June 30, 2016 (unaudited)

Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.8%)
Autoliv, Inc.	United States	54,900	5,899
DENSO Corp.	Japan	192,200	6,752
Domino’s Pizza, Inc.	United States	34,214	4,495
Industria de Diseno Textil SA	Spain	414,057	13,808
Informa PLC	United Kingdom	441,238	4,321
InterContinental Hotels Group PLC, ADR	United Kingdom	262,616	9,851
*Mohawk Industries, Inc.	United States	37,100	7,040
Naspers, Ltd. - Class N	South Africa	39,000	5,976
USS Co., Ltd.	Japan	414,000	6,790

Total			64,932

Consumer Staples (22.3%)
Anheuser-Busch InBev SA/NV	Belgium	149,800	19,691
Associated British Foods PLC	United Kingdom	104,900	3,803
BGF retail Co., Ltd.	South Korea	17,468	3,266
Clicks Group, Ltd.	South Africa	238,675	1,993
Fomento Economico Mexicano SAB de CV, ADR	Mexico	33,600	3,108
Japan Tobacco, Inc.	Japan	201,800	8,084
Molson Coors Brewing Co.	United States	35,300	3,570
Nestle SA	Switzerland	361,816	27,909
Philip Morris International, Inc.	United States	72,300	7,354
PriceSmart, Inc.	United States	30,200	2,826
Reckitt Benckiser Group PLC	United Kingdom	171,433	17,247
Reynolds American, Inc.	United States	119,700	6,455
SABMiller PLC	United Kingdom	86,915	5,067
Svenska Cellulosa AB SCA	Sweden	86,600	2,762

Total			113,135

Energy (0.4%)
Pason Systems, Inc.	Canada	156,400	2,162

Total			2,162

Financials (11.6%)
AIA Group, Ltd.	Hong Kong	1,670,688	10,046
Azimut Holding SpA	Italy	63,500	1,035
Azrieli Group, Ltd.	Israel	36,000	1,532
*Berkshire Hathaway, Inc.	United States	38,200	5,531
Hispania Activos Inmobiliarios SOCIMI SA	Spain	94,760	1,110
Housing Development Finance Corp., Ltd.	India	177,803	3,315
Jyske Bank A/S	Denmark	55,400	2,114
*KBC Group NV	Belgium	61,365	3,008
Merlin Properties Socimi SA	Spain	120,000	1,269
Mitsui Fudosan Co., Ltd.	Japan	242,000	5,524
Moody’s Corp.	United States	30,400	2,849
MSCI, Inc.	United States	32,600	2,514
Prudential PLC	United Kingdom	364,966	6,218
S&P Global, Inc.	United States	37,000	3,969

Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)
Financials continued
Seven Bank, Ltd.	Japan	698,297	2,156
Shaftesbury PLC	United Kingdom	110,000	1,299
Shinsei Bank, Ltd.	Japan	1,257,000	1,814
Svenska Handelsbanken AB	Sweden	286,200	3,462

Total			58,765

Health Care (19.7%)
Astellas Pharma, Inc.	Japan	648,600	10,150
Bayer AG	Germany	57,905	5,826
*China Biologic Products, Inc.	United States	24,400	2,594
CSL, Ltd.	Australia	192,651	16,199
Essilor International SA	France	45,804	6,096
Hoya Corp.	Japan	119,900	4,269
Novartis AG	Switzerland	192,714	15,853
Novo Nordisk A/S	Denmark	255,799	13,756
Olympus Corp.	Japan	102,600	3,817
ResMed, Inc.	United States	53,900	3,408
Roche Holding AG	Switzerland	67,730	17,883

Total			99,851

Industrials (11.7%)
ANDRITZ AG	Austria	111,854	5,315
Assa Abloy AB	Sweden	642,200	13,163
BAE Systems PLC	United Kingdom	544,000	3,814
Berendsen PLC	United Kingdom	226,900	3,696
East Japan Railway Co.	Japan	62,300	5,740
Fagerhult AB	Sweden	119,200	2,603
Howden Joinery Group PLC	United Kingdom	235,200	1,227
Interpump Group SpA	Italy	161,100	2,532
Intrum Justitia AB	Sweden	32,800	1,025
OSG Corp.	Japan	118,500	1,962
Prosegur Cia de Seguridad SA	Spain	356,200	2,157
Schindler Holding AG	Switzerland	39,329	7,131
SHO-BOND Holdings Co., Ltd.	Japan	62,000	2,807
Sydney Airport	Australia	354,839	1,844
Transurban Group	Australia	449,399	4,031

Total			59,047

Information Technology (14.4%)
*58.com, Inc., ADR	Cayman Islands	40,800	1,872
*Alibaba Group Holding, Ltd., ADR	China	33,079	2,631
*Alphabet, Inc. – Class A	United States	9,800	6,895
Amadeus IT Holding SA - Class A	Spain	162,500	7,119
Keyence Corp.	Japan	12,600	8,498
MasterCard, Inc.	United States	101,200	8,912
NAVER Corp.	South Korea	1,807	1,123
Nintendo Co., Ltd.	Japan	18,500	2,640
Playtech PLC	Isle Of Man	211,793	2,252
Rightmove PLC	United Kingdom	24,600	1,199
SAP SE	Germany	129,561	9,684

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)
Information Technology continued
SS&C Technologies Holdings, Inc.	United States	108,300	3,041
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,243,000	6,285
Visa, Inc.	United States	146,725	10,883

Total			73,034

Materials (5.0%)
CRH PLC, ADR	Ireland	287,200	8,495
James Hardie Industries PLC	Ireland	551,570	8,449
Martin Marietta Materials, Inc.	United States	19,500	3,744
Sherwin-Williams Co./The	United States	10,300	3,025
Tikkurila Oyj	Finland	84,300	1,529

Total			25,242

Foreign Common Stocks (98.3%)	Country	Shares/ $ Par	Value $ (000’s)
Telecommunication Services (0.4%)
Safaricom, Ltd.	Kenya	10,572,400	1,832

Total			1,832

Total Foreign Common Stocks (Cost: $498,714)			498,000

Total Investments (98.3%) (Cost: $498,714)(a)			498,000

Other Assets, Less Liabilities (1.7%)			8,495

Net Assets (100.0%)			506,495

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $498,714 and the net unrealized depreciation of investments based on that cost was $714 which is comprised of $29,502 aggregate gross unrealized appreciation and $30,216 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United States	18.8%
Japan	14.0%
Switzerland	13.6%
United Kingdom	11.4%
Spain	5.0%
Other	35.5%

Total	98.3%

(h)	Forward foreign currency contracts outstanding on June 30, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Service	CAD	104	81	7/16		$—	$	—(m)	$	—(m)
Buy	Goldman Sachs Bank USA	ZAR	4,194	285	7/16		—(m)		—		—(m)

						$	—(m)	$	—(m)	$	—(m)

CAD — Canadian Dollar

ZAR — South African Rand

(m)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

International Growth Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Foreign Common Stocks
Consumer Discretionary	$27,285	$37,647		$—
Consumer Staples	23,313	89,822		—
Energy	2,162	—		—
Financials	14,862	43,903		—
Health Care	6,002	93,849		—
Information Technology	34,233	38,801		—
Materials	15,265	9,977		—
All Others	—	60,879		—
Other Financial Instruments^	—	—	(m)	—

Total Assets:	$123,122	$374,878		$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	—	(m)	—

Total Liabilities:	$—	$—		$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended June 30, 2016, there were transfers from Level 1 to Level 2 in the amount of $352,519 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Research International Core Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$962.53	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.47

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Research International Core Portfolio

Research International Core Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (9.2%)
ABC-Mart, Inc.	Japan	33,200	2,209
*Dufry AG	Switzerland	13,220	1,587
*Esprit Holdings, Ltd.	Hong Kong	1,272,100	950
GKN PLC	United Kingdom	1,818,838	6,547
Koito Manufacturing Co., Ltd.	Japan	81,800	3,744
LVMH Moet Hennessy Louis Vuitton SE	France	33,081	5,009
Next PLC	United Kingdom	24,440	1,635
RELX NV	Netherlands	448,038	7,819
USS Co., Ltd.	Japan	230,900	3,787
Whitbread PLC	United Kingdom	99,482	4,650
WPP PLC	United Kingdom	256,015	5,315
Yum! Brands, Inc.	United States	25,032	2,076

Total			45,328

Consumer Staples (13.0%)
Ambev SA, ADR	Brazil	473,045	2,796
Danone SA	France	127,205	8,969
Japan Tobacco, Inc.	Japan	199,400	7,988
L’Oreal SA	France	42,532	8,136
Magnit PJSC	Russia	7,659	1,079
Nestle SA	Switzerland	240,845	18,578
PriceSmart, Inc.	United States	19,917	1,864
Reckitt Benckiser Group PLC	United Kingdom	92,942	9,350
Sundrug Co., Ltd.	Japan	56,800	5,281

Total			64,041

Energy (5.6%)
BP PLC	United Kingdom	1,712,812	10,002
*Cairn Energy PLC	United Kingdom	548,212	1,521
Enbridge, Inc.	Canada	72,310	3,063
Eni SpA	Italy	309,486	4,997
Galp Energia SGPS SA	Portugal	269,258	3,739
Oil Search, Ltd.	Australia	561,736	2,825
Technip SA	France	26,125	1,421

Total			27,568

Financials (21.3%)
ABN AMRO Group NV	Netherlands	243,607	4,040
AEON Financial Service Co., Ltd.	Japan	178,700	3,840
AIA Group, Ltd.	Hong Kong	1,531,400	9,208
AMP, Ltd.	Australia	686,873	2,666
Aon PLC	United Kingdom	37,646	4,112
Barclays PLC	United Kingdom	2,154,213	4,101
BNP Paribas SA	France	131,760	5,924
BOC Hong Kong Holdings, Ltd.	Hong Kong	774,000	2,335
Cerved Information Solutions SpA	Italy	117,372	926
DNB ASA	Norway	266,399	3,221
HDFC Bank, Ltd., ADR	India	47,396	3,145
Hiscox, Ltd.	Bermuda	252,601	3,483
Intesa Sanpaolo SpA	Italy	2,124,689	4,076
*Julius Baer Group, Ltd.	Switzerland	73,931	2,971
Kasikornbank PCL	Thailand	441,000	2,142
*KBC Group NV	Belgium	64,868	3,180

Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)
Financials continued
*LEG Immobilien AG	Germany	74,009	6,917
Lloyds Banking Group PLC	United Kingdom	7,174,029	5,275
Mitsui Fudosan Co., Ltd.	Japan	145,000	3,310
Sony Financial Holdings, Inc.	Japan	301,200	3,381
Sumitomo Mitsui Financial Group, Inc.	Japan	251,000	7,196
Swiss Re AG	Switzerland	30,278	2,647
UBS Group AG	Switzerland	558,488	7,226
Westpac Banking Corp.	Australia	232,431	5,162
*Zurich Insurance Group AG	Switzerland	20,034	4,957

Total			105,441

Health Care (11.9%)
Bayer AG	Germany	78,090	7,857
Novartis AG	Switzerland	217,075	17,857
Roche Holding AG	Switzerland	68,001	17,954
Santen Pharmaceutical Co., Ltd.	Japan	529,300	8,255
Shionogi & Co., Ltd.	Japan	60,300	3,279
Terumo Corp.	Japan	88,500	3,753

Total			58,955

Industrials (11.3%)
Brambles, Ltd.	Australia	385,764	3,580
CK Hutchison Holdings, Ltd.	Hong Kong	373,400	4,109
Daikin Industries, Ltd.	Japan	72,800	6,066
GEA Group AG	Germany	79,638	3,743
Kubota Corp.	Japan	464,800	6,225
Legrand SA	France	31,396	1,620
Mitsubishi Corp.	Japan	157,700	2,757
Schindler Holding AG	Switzerland	31,543	5,716
Schneider Electric SE	France	148,110	8,765
TOTO, Ltd.	Japan	135,300	5,361
Yamato Holdings Co., Ltd.	Japan	347,900	7,968

Total			55,910

Information Technology (8.9%)
*Alibaba Group Holding, Ltd., ADR	China	55,413	4,407
Amadeus IT Holding SA- Class A	Spain	78,467	3,438
ARM Holdings PLC	United Kingdom	347,267	5,260
Broadcom, Ltd.	Singapore	19,017	2,955
*Cognizant Technology Solutions Corp. - Class A	United States	123,988	7,097
*Just Eat PLC	United Kingdom	223,038	1,273
MasterCard, Inc.	United States	39,114	3,444
*Mellanox Technologies, Ltd.	Israel	48,463	2,324
NAVER Corp.	South Korea	5,875	3,653
Nomura Research Institute, Ltd.	Japan	58,990	2,148
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,621,189	8,198

Total			44,197

Materials (8.5%)
Akzo Nobel NV	Netherlands	116,211	7,311
BHP Billiton PLC	Australia	401,051	5,045
Croda International PLC	United Kingdom	114,433	4,796

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Research International Core Portfolio

Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)
Materials continued
Iluka Resources, Ltd.	Australia	488,459	2,390
Linde AG	Germany	49,570	6,899
Nippon Paint Holdings Co., Ltd.	Japan	110,100	2,704
Orica, Ltd.	Australia	293,962	2,724
Rio Tinto PLC	United Kingdom	203,303	6,284
Symrise AG	Germany	54,664	3,725

Total			41,878

Telecommunication Services (5.2%)
BT Group PLC	United Kingdom	500,443	2,763
Hellenic Telecommunications Organization SA	Greece	200,605	1,853
KDDI Corp.	Japan	333,700	10,158
SoftBank Group Corp.	Japan	76,500	4,328
TDC A/S	Denmark	327,365	1,602
Vodafone Group PLC	United Kingdom	1,724,245	5,249

Total			25,953

Utilities (3.5%)
APA Group	Australia	561,045	3,886

Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)
Utilities continued
China Resources Gas Group, Ltd.	Hong Kong	1,270,000	3,874
Enel SpA	Italy	1,133,218	5,040
Engie SA	France	281,782	4,548

Total			17,348

Total Foreign Common Stocks (Cost: $497,624)			486,619

Short-Term Investments (0.3%)
US Government & Agencies (0.3%)
Federal Home Loan Bank, 0.00%, 7/1/16	United States	1,389,000	1,389

Total			1,389

Total Short-Term Investments (Cost: $1,389)			1,389

Total Investments (98.7%) (Cost: $499,013)(a)			488,008

Other Assets, Less Liabilities (1.3%)			6,347

Net Assets (100.0%)			494,355

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $499,013 and the net unrealized depreciation of investments based on that cost was $11,005 which is comprised of $39,984 aggregate gross unrealized appreciation and $50,989 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	21.3%
Switzerland	16.1%
United Kingdom	15.9%
France	8.9%
Germany	6.0%
Australia	5.6%
Other	24.9%

Total	98.7%

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Research International Core Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Foreign Common Stocks
Consumer Discretionary	$2,076	$43,252	$—
Consumer Staples	4,659	59,382	—
Energy	3,063	24,505	—
Financials	7,257	98,184	—
Information Technology	20,228	23,969	—
All Others	—	200,044	—
Short-Term Investments	—	1,389	—

Total Assets:	$37,283	$450,725	$—

For the period ended June 30, 2016, there were transfers from Level 1 to Level 2 in the amount of $389,858 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

International Equity Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$939.21	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.12

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

International Equity Portfolio

International Equity Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (9.4%)
Cie Generale des Etablissements Michelin	France	157,858	14,954
Haier Electronics Group Co., Ltd.	Hong Kong	7,494,550	11,504
Hyundai Mobis Co., Ltd.	South Korea	82,150	17,986
Hyundai Motor Co.	South Korea	154,950	18,355
Kingfisher PLC	United Kingdom	4,233,390	18,273
Marks & Spencer Group PLC	United Kingdom	1,641,620	6,980
Nissan Motor Co., Ltd.	Japan	2,477,990	22,329
Sky PLC	United Kingdom	1,290,860	14,652
Toyota Motor Corp.	Japan	334,320	16,715

Total			141,748

Consumer Staples (3.5%)
Kirin Holdings Co., Ltd.	Japan	863,000	14,505
METRO AG	Germany	302,910	9,266
Suntory Beverage & Food, Ltd.	Japan	401,300	18,059
*Tesco PLC	United Kingdom	4,916,610	11,503

Total			53,333

Energy (14.0%)
BP PLC	United Kingdom	5,217,670	30,468
Eni SpA	Italy	1,116,505	18,026
Galp Energia SGPS SA	Portugal	1,849,900	25,690
Kunlun Energy Co., Ltd.	Hong Kong	13,549,350	11,338
Petrofac, Ltd.	United Kingdom	1,304,120	13,554
Precision Drilling Corp.	Canada	2,444,630	12,961
PTT Exploration & Production PCL	Thailand	1,876,300	4,432
Repsol SA	Spain	613,530	7,783
Royal Dutch Shell PLC - Class B	Netherlands	949,875	26,121
SBM Offshore NV	Netherlands	1,371,290	15,978
Suncor Energy, Inc.	Canada	427,480	11,859
Technip SA	France	248,310	13,505
TOTAL SA	France	401,200	19,346

Total			211,061

Financials (23.4%)
Aegon NV	Netherlands	2,471,650	9,859
AIA Group, Ltd.	Hong Kong	2,679,820	16,113
Aviva PLC	United Kingdom	2,395,180	12,872
AXA SA	France	744,155	14,950
Bangkok Bank PCL	Thailand	3,425,000	15,508
Barclays PLC	United Kingdom	9,127,140	17,376
BNP Paribas SA	France	446,500	20,074
Cheung Kong Property Holdings, Ltd.	Hong Kong	2,040,070	12,868
China Life Insurance Co., Ltd.	China	5,246,010	11,304
Credit Agricole SA	France	2,406,300	20,382
*Credit Suisse Group AG	Switzerland	1,124,555	11,984
DBS Group Holdings, Ltd.	Singapore	2,175,000	25,626
Deutsche Boerse AG	Germany	168,630	13,807
Hana Financial Group, Inc.	South Korea	344,710	7,002
HSBC Holdings PLC	United Kingdom	3,420,937	21,014

Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)
Financials continued
ING Groep NV	Netherlands	1,729,712	17,978
KB Financial Group, Inc., ADR	South Korea	237,530	6,760
NN Group NV	Netherlands	679,540	18,878
Societe Generale SA	France	249,240	7,877
Standard Chartered PLC	United Kingdom	3,117,162	23,711
Swiss Re AG	Switzerland	200,752	17,551
UBS GROUP AG	Switzerland	732,060	9,472
UniCredit SPA	Italy	5,710,120	12,747
UNIQA Insurance Group AG	Austria	1,268,484	7,642

Total			353,355

Health Care (13.8%)
Bayer AG	Germany	209,050	21,033
Draegerwerk AG & Co. KGaA	Germany	92,710	5,664
Getinge AB - Class B	Sweden	591,650	12,151
GlaxoSmithKline PLC	United Kingdom	909,640	19,556
Merck KGaA	Germany	251,030	25,557
*MorphoSys AG	Germany	256,240	10,687
*QIAGEN NV	Netherlands	393,320	8,519
Roche Holding AG	Switzerland	96,190	25,397
Sanofi	France	167,455	14,076
Shanghai Pharmaceuticals Holding Co., Ltd.	China	5,366,610	11,909
Sinopharm Group Co., Ltd.	China	2,825,200	13,613
Teva Pharmaceutical Industries, Ltd., ADR	Israel	463,190	23,266
UCB SA	Belgium	231,160	17,285

Total			208,713

Industrials (9.1%)
*ABB, Ltd.	Switzerland	828,830	16,325
Cie de Saint-Gobain	France	497,070	19,029
CK Hutchison Holdings, Ltd.	Hong Kong	2,040,070	22,451
CRRC Corp., Ltd.	China	18,229,000	16,429
Deutsche Lufthansa AG	Germany	1,149,900	13,387
FLSmidth & Co. A/S	Denmark	183,320	6,528
Siemens AG	Germany	141,290	14,473
Siemens AG, ADR	Germany	50,780	5,210
*Toshiba Corp.	Japan	5,980,020	16,339
Weichai Power Co., Ltd.	China	6,182,000	6,396

Total			136,567

Information Technology (7.9%)
*Baidu, Inc., ADR	China	44,540	7,356
GCL-Poly Energy Holdings, Ltd.	Hong Kong	39,247,930	5,186
Infineon Technologies AG	Germany	1,081,590	15,543
Konica Minolta, Inc.	Japan	1,207,900	8,759
Quanta Computer, Inc.	Taiwan	4,807,820	9,155
Samsung Electronics Co., Ltd.	South Korea	30,140	37,520
SAP SE	Germany	157,730	11,790
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,717,665	23,855

Total			119,164

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

International Equity Portfolio

Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)
Materials (6.7%)
Akzo Nobel NV	Netherlands	336,140	21,147
CRH PLC	Ireland	558,050	16,432
*Glencore PLC	Switzerland	3,927,240	8,024
HeidelbergCement AG	Germany	303,280	22,740
LANXESS AG	Germany	334,970	14,638
MMC Norilsk Nickel PJSC, ADR	Russia	827,020	10,991
thyssenkrupp AG	Germany	378,970	7,564

Total			101,536

Telecommunication Services (9.9%)
China Mobile, Ltd.	Hong Kong	1,336,200	15,451
China Telecom Corp., Ltd. - Class H	China	45,412,160	20,324
Singapore Telecommunications, Ltd.	Singapore	10,531,850	32,569
SoftBank Group Corp.	Japan	362,440	20,505
Telefonica SA	Spain	1,849,605	17,679

Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)
Telecommunication Services continued
Telenor ASA	Norway	1,699,790	28,076
Vodafone Group PLC	United Kingdom	5,052,324	15,380

Total			149,984

Total Foreign Common Stocks (Cost: $1,601,654)			1,475,461

Short-Term Investments (2.7%)	Country
US Government & Agencies (2.7%)
Federal Agricultural Mortgage Corp., 0.000%, 7/1/16	United States	40,500,000	40,500

Total			40,500

Total Short-Term Investments (Cost: $40,500)			40,500

Total Investments (100.4%) (Cost: $1,642,154)(a)			1,515,961

Other Assets, Less Liabilities (-0.4%)			(6,362)

Net Assets (100.0%)			1,509,599

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $1,642,154 and the net unrealized depreciation of investments based on that cost was $126,193 which is comprised of $164,381 aggregate gross unrealized appreciation and $290,574 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	13.8%
Germany	12.7%
France	9.6%
Netherlands	8.0%
Japan	7.9%
Hong Kong	6.4%
Switzerland	5.9%
South Korea	5.8%
China	5.7%
Other	24.6%

Total	100.4%

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

International Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Foreign Common Stocks
Energy	$24,820	$186,241	$—
Financials	6,760	346,595	—
Health Care	23,266	185,447	—
Industrials	5,210	131,357	—
Information Technology	7,356	111,808	—
Materials	10,991	90,545	—
All Others	—	345,065	—
Short-Term Investments	—	40,500	—

Total Assets:	$78,403	$1,437,558	$—

For the period ended June 30, 2016, there were transfers from Level 1 to Level 2 in the amount of $1,359,690 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

Emerging Markets Equity Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$ 1,048.45	$6.16
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.07

* Expenses are equal to the Portfolio’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Foreign Common Stocks (96.4%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.7%)
Alsea SAB de CV	Mexico	510,678	1,944
China Maple Leaf Educational Systems, Ltd.	Cayman Islands	2,020,000	1,822
Coway Co., Ltd.	South Korea	25,466	2,315
*Dufry AG	Switzerland	39,847	4,783
Ford Otomotiv Sanayi AS	Turkey	308,838	3,318
*Global Brands Group Holding, Ltd.	Bermuda	48,120,000	4,288
Imperial Holdings, Ltd.	South Africa	464,805	4,773
Jollibee Foods Corp.	Philippines	564,890	2,907
Kia Motors Corp.	South Korea	118,821	4,475
Naspers, Ltd. - Class N	South Africa	49,429	7,574
*Qinqin Foodstuffs Group Co., Ltd.	Cayman Islands	212,200	64
SACI Falabella	Chile	554,060	4,217
Stella International Holdings, Ltd.	Hong Kong	2,835,500	5,004
Techtronic Industries Co., Ltd.	Hong Kong	1,936,000	8,105
Woolworths Holdings, Ltd.	South Africa	389,751	2,230

Total			57,819

Consumer Staples (14.6%)
Ambev SA, ADR	Brazil	1,182,690	6,990
*Astra Agro Lestari Tbk PT	Indonesia	1,216,900	1,356
AVI, Ltd.	South Africa	1,100,974	6,206
BRF SA	Brazil	221,956	3,118
Clicks Group, Ltd.	South Africa	556,749	4,650
Dabur India, Ltd.	India	1,365,689	6,249
Dairy Farm International Holdings, Ltd.	Hong Kong	464,400	3,130
E-MART, Inc.	South Korea	8,580	1,289
Grupo Lala SAB de CV	Mexico	255,991	564
Hanjaya Mandala Sampoerna Tbk PT	Indonesia	11,352,300	3,266
Hengan International Group Co., Ltd.	China	1,061,000	9,163
LG Household & Health Care, Ltd.	South Korea	4,397	4,265
Magnit PJSC	Russia	48,864	6,887
PriceSmart, Inc.	United States	34,465	3,225
Tingyi Cayman Islands Holding Corp.	Cayman Islands	4,660,000	4,440
Wal-Mart de Mexico SAB de CV	Mexico	812,120	1,954
Want Want China Holdings, Ltd.	Cayman Islands	7,467,000	5,356

Total			72,108

Energy (6.2%)
China Shenhua Energy Co., Ltd. - Class H	China	2,219,500	4,103
Coal India, Ltd.	India	1,250,934	5,814
*Gran Tierra Energy, Inc.	United States	1,627,745	5,468

Foreign Common Stocks (96.4%)	Country	Shares/ $ Par	Value $ (000’s)
Energy continued
*Lamprell PLC	United Arab Emirates	1,695,609	1,612
Lukoil PJSC, ADR	Russia	261,959	10,942
Ultrapar Participacoes SA	Brazil	125,813	2,785

Total			30,724

Financials (25.9%)
AIA Group, Ltd.	Hong Kong	1,454,200	8,744
Banco Santander Chile, ADR	Chile	93,598	1,813
Bancolombia SA, ADR	Colombia	105,368	3,679
Bank Central Asia Tbk PT	Indonesia	2,650,500	2,681
BB Seguridade Participacoes SA	Brazil	372,873	3,263
BOC Hong Kong Holdings, Ltd.	Hong Kong	1,561,000	4,709
*BR Insurance Corretora de Seguros SA	Brazil	36,468	227
Cathay Financial Holding Co., Ltd.	Taiwan	3,330,800	3,642
CETIP SA - Mercados Organizados	Brazil	164,100	2,237
China Construction Bank Corp. - Class H	China	20,465,020	13,627
Concentradora Fibra Hotelera Mexicana SA de CV	Mexico	2,281,475	1,773
Credicorp, Ltd.	Bermuda	26,240	4,050
E.Sun Financial Holding Co., Ltd.	Taiwan	9,372,952	5,548
FirstRand, Ltd.	South Africa	1,098,807	3,376
Grupo Financiero Banorte SAB de CV	Mexico	581,276	3,249
Grupo Financiero Inbursa SAB de CV	Mexico	1,546,698	2,630
Hang Lung Properties, Ltd.	Hong Kong	2,923,000	5,950
Housing Development Finance Corp., Ltd.	India	784,455	14,625
Industrial & Commercial Bank of China, Ltd.	China	11,356,000	6,308
Kasikornbank PCL	Thailand	1,072,300	5,267
Komercni Banka AS	Czech Republic	54,613	2,046
Kotak Mahindra Bank, Ltd.	India	830,880	9,411
Public Bank Bhd	Malaysia	1,083,700	5,220
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	22,843	5,228
Sberbank of Russia PJSC	Russia	1,143,876	2,379
Shinhan Financial Group Co., Ltd.	South Korea	140,765	4,648
Turkiye Sinai Kalkinma Bankasi AS	Turkey	3,442,457	1,607

Total			127,937

Health Care (2.6%)
*Genomma Lab Internacional SAB de CV - Class B	Mexico	4,969,671	5,097
OdontoPrev SA	Brazil	497,057	2,059

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

Foreign Common Stocks (96.4%)	Country	Shares/ $ Par	Value $ (000’s)
Health Care continued
Qualicorp SA	Brazil	529,007	3,065
Sun Pharmaceutical Industries, Ltd.	India	213,984	2,424

Total			12,645

Industrials (2.5%)
*51job, Inc., ADR	China	181,389	5,316
Copa Holdings SA	Panama	15,739	823
*Mills Estruturas e Servicos de Engenharia SA	Brazil	799,804	1,068
Promotora y Operadora de Infraestructura SAB de CV	Mexico	137,855	1,697
SEEK, Ltd.	Australia	214,809	2,451
TK Corp.	South Korea	115,634	828

Total			12,183

Information Technology (26.9%)
*Alibaba Group Holding, Ltd., ADR	China	199,890	15,897
ASM Pacific Technology, Ltd.	Cayman Islands	592,900	4,270
*Baidu, Inc., ADR	China	30,683	5,067
*Cognizant Technology Solutions Corp.	United States	155,094	8,878
*EPAM Systems, Inc.	United States	38,826	2,497
*Globant SA	Luxembourg	123,564	4,862
Hon Hai Precision Industry Co., Ltd.	Taiwan	3,587,700	9,232
Largan Precision Co., Ltd.	Taiwan	71,000	6,590
Linx SA	Brazil	443,100	2,222
NAVER Corp.	South Korea	16,509	10,265
Samsung Electronics Co., Ltd.	South Korea	11,577	14,412
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5,899,290	29,830
Tata Consultancy Services, Ltd.	India	143,334	5,414
Tencent Holdings, Ltd.	Cayman Islands	544,400	12,416
VTech Holdings, Ltd.	Bermuda	122,600	1,295

Total			133,147

Materials (2.4%)
Fibria Celulose SA	Brazil	208,077	1,394
Grupo Mexico SAB de CV - Series B	Mexico	955,626	2,239
Iluka Resources, Ltd.	Australia	537,361	2,629

Foreign Common Stocks (96.4%)	Country	Shares/ $ Par	Value $ (000’s)
Materials continued
PTT Global Chemical PCL	Thailand	2,195,400	3,702
Suzano Papel e Celulose SA	Brazil	524,000	1,848

Total			11,812

Telecommunication Services (0.9%)
Hellenic Telecommunications Organization SA	Greece	258,499	2,387
*XL Axiata Tbk PT	Indonesia	8,056,500	2,240

Total			4,627

Utilities (2.7%)
CESC, Ltd.	India	630,188	5,617
China Resources Gas Group, Ltd.	Hong Kong	2,610,000	7,962

Total			13,579

Total Foreign Common Stocks (Cost: $494,785)			476,581

Warrants (1.3%)
Financials (1.3%)
*Deutsche Bank AG London (Union National Bank - Zero Strike Warrant) (1 share for 1 warrant) (Expiration Date 5/15/17) 144A	United Kingdom	2,574,633	2,874
*Merrill Lynch Intl & Co. (Aldar Properties - .00001 AED Strike Warrant) (1 share for 1 warrant) (Expiration Date 9/6/18) 144A	Netherlands	4,787,696	3,447

Total Warrants (Cost: $7,083)			6,321

Short-Term Investments (0.4%)
US Government & Agencies (0.4%)
Federal Home Loan Bank, 0.000%, 7/1/16	United States	2,133,000	2,133

Total Short-Term Investments (Cost: $2,133)			2,133

Total Investments (98.1%) (Cost: $504,001)(a)			485,035

Other Assets, Less Liabilities (1.9%)			9,380

Net Assets (100.0%)			494,415

*	Non-IncomeProducing

ADR after the name of a security represents—American Depositary Receipt.

IDR — Indonesian Rupiah
AED — United Arab Emirates Dirham

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the value of these securities (in thousands) was $6,321 representing 1.3% of the net assets.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $504,001 and the net unrealized depreciation of investments based on that cost was $18,966 which is comprised of $37,122 aggregate gross unrealized appreciation and $56,088 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
China	12.0%
Taiwan	11.1%
India	10.0%
South Korea	9.7%
Hong Kong	8.8%
Brazil	6.1%
South Africa	5.8%
Cayman Islands	5.7%
Other	28.9%

Total	98.1%

(h)	Forward foreign currency contracts outstanding on June 30, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy		IDR	576,337	44	7/16	$—	$	—(m)	$	—(m)

						$—	$	—(m)	$	—(m)

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Foreign Common Stocks
Consumer Discretionary	$6,161	$51,658		$—
Consumer Staples	18,981	53,127		—
Energy	19,195	11,529		—
Financials	22,922	105,015		—
Health Care	10,221	2,424		—
Industrials	8,904	3,279		—
Information Technology	39,423	93,724		—
Materials	5,482	6,330		—
All Others	—	18,206		—
Short-Term Investments	—	2,133		—
Warrants	—	6,321		—

Total Assets:	$131,289	$353,746		$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	$—	$—	(m)	$—

Total Liabilities:	$—	$—	(m)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended June 30, 2016, there were transfers from Level 1 to Level 2 in the amount of $300,942 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on June 30, 2016.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Government Money Market Portfolio (unaudited)

Effective May 1, 2016 the Money Market Portfolio was renamed the Government Money Market Portfolio. Prior to May 1, 2016, the Government Money Market Portfolio operated as a “prime” money market fund, which allowed it to invest in certain types of securities that the Portfolio is no longer permitted to hold as a “government” money market fund. As a government money market portfolio, the Portfolio invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.

If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. These risks may be heightened if the other party is located outside of the U.S. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,000.62	$1.64
Hypothetical (5% return before expenses)	$1,000.00	$1,023.22	$1.66

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

You could lose money by investing in the Government Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Government Money Market Portfolio

Government Money Market Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Money Market Investments (100.2%)	$ Par	Value $ (000’s)
Repurchase Agreements (39.4%)
Tri-Party Bank of Montreal, 0.380%, 7/1/16 (Purchased on 6/30/16, to be repurchased at $28,500,301, collateralized by various US Treasury obligations, 1.00% to 1.75%, due from 12/31/18 to 5/15/26, aggregate par and fair value of $28,305,419 and $29,060,609, respectively)	28,500,000	28,500
Tri-Party Bank of Nova Scotia, 0.400%, 7/1/16 (Purchased on 6/30/16, to be repurchased at $15,000,167, collateralized by various US Treasury obligations, 0.125% to 6.25%, due from 4/15/17 to 2/15/44, aggregate par and fair value of $12,439,219 and $15,279,910, respectively)	15,000,000	15,000
Tri-Party Citigroup, 0.440%, 7/1/16 (Purchased on 6/30/16, to be repurchased at $20,000,244, collateralized by US Treasury, 1.125%, due 6/15/18, par and fair value of $20,209,635 and $20,416,380, respectively)	20,000,000	20,000
Tri-Party Credit Agricole, 0.480%, 7/1/16 (Purchased on 6/30/16, to be repurchased at $20,000,267, collateralized by various US Treasury obligations, 0.00% to 0.125%, due from 7/21/16 to 4/15/18, aggregate par and fair value of $20,111,886 and $20,413,561, respectively)	20,000,000	20,000
Tri-Party HSBC Securities, 0.360%, 7/1/16 (Purchased on 6/30/16, to be repurchased at $13,000,130, collateralized by US Treasury, 0.125%, due 7/15/24, par and fair value of $13,135,095 and $13,268,495, respectively)	13,000,000	13,000
Tri-Party Mitsubishi UFJ, 0.410%, 7/1/16 (Purchased on 6/30/16, to be repurchased at $20,000,228, collateralized by various US government sponsored agency obligations, 3.00% to 4.50%, due from 4/1/31 to 7/1/46, aggregate par and fair value of $19,476,929 and $20,642.300, respectively)	20,000,000	20,000
Tri-Party Mizuho Securities, 0.530%, 7/1/16 (Purchased on 6/30/16, to be repurchased at $13,000,191, collateralized by US Treasury, 3.125%, due 5/15/19, par and fair value of $12,413,466 and $13,272,478, respectively)	13,000,000	13,000
Tri-Party Morgan Stanley, 0.290%, 7/1/16 (Purchased on 6/30/16, to be repurchased at $20,000,161, collateralized by various US government sponsored agency obligations, 3.41%, to 5.50%, due from 1/20/33 to 2/15/53, aggregate par and fair value of $18,641,046 and $20,369,567 respectively)	20,000,000	20,000
Tri-Party RBC Capital Markets, 0.380%, 7/1/16 (Purchased on 6/30/16, to be repurchased at $10,000,106, collateralized by various US Treasury obligations, 2.00% to 5.25%, due from 7/31/22 to 11/15/28, aggregate par and fair value of $8,552,386 and $10,191,073, respectively)	10,000,000	10,000

Money Market Investments (100.2%)	$ Par	Value $ (000’s)
Repurchase Agreements continued
Tri-Party TD Securities, 0.440%, 7/1/16 (Purchased on 6/30/16, to be repurchased at $20,000,244, collateralized by various US Treasury obligations, 2.125% to 2.25%, due from 11/30/17 to 11/15/24, aggregate par and fair value of $19,940,653 and $20,414,165, respectively)	20,000,000	20,000

Total		179,500

US Government & Agencies (60.8%)
Federal Farm Credit Bank, 0.380%, 7/19/16	5,930,000	5,929
Federal Farm Credit Bank, 0.458%, 9/22/17	4,500,000	4,500
Federal Farm Credit Bank, 0.503%, 4/20/17	4,000,000	4,001
Federal Farm Credit Bank, 0.503%, 9/5/17	5,060,000	5,059
Federal Farm Credit Bank, 0.590%, 3/30/17	1,535,000	1,528
Federal Farm Credit Bank, 0.600%, 1/3/17	1,460,000	1,456
Federal Farm Credit Bank, 0.620%, 8/12/16	3,000,000	2,998
Federal Farm Credit Bank, 0.643%, 4/4/18	2,065,000	2,065
Federal Home Loan Bank, 0.340%, 7/11/16	15,000,000	14,999
Federal Home Loan Bank, 0.350%, 7/15/16	5,000,000	4,999
Federal Home Loan Bank, 0.400%, 9/14/16	4,000,000	3,997
Federal Home Loan Bank, 0.400%, 9/16/16	9,025,000	9,017
Federal Home Loan Bank, 0.400%, 10/7/16	23,680,000	23,654
Federal Home Loan Bank, 0.400%, 10/11/16	2,400,000	2,397
Federal Home Loan Bank, 0.410%, 9/23/16	6,000,000	5,994
Federal Home Loan Bank, 0.440%, 12/23/16	2,970,000	2,964
Federal Home Loan Bank, 0.450%, 9/2/16	6,165,000	6,160
Federal Home Loan Bank, 0.450%, 10/26/16	3,000,000	2,996
Federal Home Loan Bank, 0.457%, 3/14/17	4,000,000	3,999
Federal Home Loan Bank, 0.460%, 8/19/16	1,000,000	999
Federal Home Loan Bank, 0.460%, 8/24/16	5,910,000	5,906
Federal Home Loan Bank, 0.460%, 8/31/16	12,145,000	12,135
Federal Home Loan Bank, 0.462%, 3/15/17	3,000,000	3,000
Federal Home Loan Bank, 0.490%, 9/6/16	15,000,000	14,986
Federal Home Loan Bank, 0.497%, 2/7/17	3,000,000	2,999
Federal Home Loan Bank, 0.500%, 9/19/16	5,000,000	4,994
Federal Home Loan Bank, 0.510%, 2/17/17	3,135,000	3,125
Federal Home Loan Bank, 0.554%, 10/27/17	4,755,000	4,755
Federal Home Loan Bank, 0.600%, 2/21/17	3,160,000	3,148
Federal Home Loan Bank, 0.625%, 5/30/17	4,240,000	4,236
Federal Home Loan Bank, 4.875%, 1/17/17	2,250,000	2,301
Federal Home Loan Mortgage Corp., 0.390%, 10/6/16	3,000,000	2,997
Federal Home Loan Mortgage Corp., 0.430%, 8/12/16	4,570,000	4,568
Federal Home Loan Mortgage Corp., 0.440%, 9/8/16	4,465,000	4,461
Federal Home Loan Mortgage Corp., 0.578%, 7/21/17	3,400,000	3,400
Federal Home Loan Mortgage Corp., 0.590%, 12/14/16	8,435,000	8,412
Federal Home Loan Mortgage Corp., 0.681%, 3/8/18	4,000,000	4,000
Federal National Mortgage Association, 0.430%, 8/17/16	7,000,000	6,996

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Government Money Market Portfolio

Money Market Investments (100.2%)	$ Par	Value $ (000’s)
US Government & Agencies continued
Federal National Mortgage Association, 0.540%, 7/6/16	5,569,000	5,569
Federal National Mortgage Association, 0.625%, 8/26/16	4,960,000	4,962
Federal National Mortgage Association, 0.630%, 6/1/17	1,175,000	1,168
US Treasury Bill, 0.510%, 9/15/16	16,080,000	16,062
US Treasury Bill, 0.600%, 4/27/17	4,500,000	4,477
US Treasury Floating Rate Note, 0.334%, 4/30/17	3,000,000	3,000
US Treasury Floating Rate Note, 0.337%, 7/31/17	8,000,000	7,997
US Treasury Floating Rate Note, 0.344%, 1/31/17	10,000,000	10,000
US Treasury Floating Rate Note, 0.428%, 10/31/17	5,554,400	5,553
US Treasury Floating Rate Note, 0.532%, 1/31/18	2,120,000	2,120
US Treasury Note, 0.500%, 7/31/16	10,000,000	10,001

Total		277,039

Total Money Market Investments (Cost: $456,539)		456,539

Total Investments (100.2%) (Cost: $456,539)(a)		456,539

Other Assets, Less Liabilities (-0.2%)		(741)

Net Assets (100.0%)		455,798

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Short-Term Investments	$—	$456,539	$—

Total Assets:	$—	$456,539	$—

See above Schedule of Investments for values of security.

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Short-Term Bond Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the

Short-Term Bond Portfolio

Short-Term Bond Portfolio (unaudited)

5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,017.51	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.11

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Corporate Bonds (46.0%)	Shares/ $ Par	Value $ (000’s)
Aerospace & Defense (0.2%)
Harris Corp., 1.999%, 4/27/18	445,000	447

Total		447

Autos & Vehicle Parts (4.5%)
American Honda Finance Corp., 1.200%, 7/14/17	750,000	751
American Honda Finance Corp., 2.125%, 10/10/18	250,000	257
Daimler Finance North America LLC, 1.497%, 8/1/18 144A	850,000	852
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	128
Delphi Automotive PLC, 3.150%, 11/19/20	630,000	648
Ford Motor Credit Co. LLC, 1.684%, 9/8/17	1,715,000	1,719
Ford Motor Credit Co. LLC, 2.021%, 5/3/19	255,000	257
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	253
Ford Motor Credit Co. LLC, 3.000%, 6/12/17	250,000	254
General Motors Financial Co., Inc., 3.100%, 1/15/19	295,000	301
General Motors Financial Co., Inc., 3.150%, 1/15/20	665,000	673
General Motors Financial Co., Inc., 3.500%, 7/10/19	140,000	145
General Motors Financial Co., Inc., 4.750%, 8/15/17	330,000	341
Hyundai Capital America, 1.450%, 2/6/17 144A	1,000,000	1,001
Hyundai Capital America, 2.000%, 7/1/19 144A	215,000	216
Hyundai Capital America, 2.500%, 3/18/19 144A	630,000	644
Hyundai Capital Services, Inc., 3.500%, 9/13/17 144A	600,000	615
Nissan Motor Acceptance Corp., 1.950%, 9/12/17 144A	550,000	554
PACCAR Financial Corp., 1.650%, 2/25/19	205,000	208
Toyota Motor Credit Corp., 1.450%, 1/12/18	395,000	398
Toyota Motor Credit Corp., 2.050%, 1/12/17	750,000	755
Volkswagen Group of America Finance LLC, 1.250%, 5/23/17 144A	395,000	394

Total		11,364

Banking (11.5%)
Ally Financial, Inc., 2.750%, 1/30/17	250,000	251
Ally Financial, Inc., 3.250%, 11/5/18	610,000	609
American Express Credit Corp., 2.375%, 3/24/17	250,000	252
Bank of America Corp., 2.000%, 1/11/18	600,000	604
Bank of America Corp., 2.600%, 1/15/19	765,000	783
Bank of America Corp., 2.625%, 4/19/21	500,000	508
Bank of America Corp., 2.650%, 4/1/19	190,000	195
Bank of America Corp., 6.000%, 9/1/17	500,000	526
The Bank of New York Mellon, 2.500%, 4/15/21	165,000	171
The Bank of New York Mellon Corp., 1.350%, 3/6/18	250,000	251
The Bank of New York Mellon Corp., 2.200%, 3/4/19	125,000	128
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.700%, 3/5/18 144A	1,145,000	1,151
Banque Federative du Credit Mutuel SA, 1.700%, 1/20/17 144A	465,000	466
Banque Federative du Credit Mutuel SA, 2.000%, 4/12/19 144A	795,000	802
Barclays Bank PLC, 6.050%, 12/4/17 144A	610,000	639
BB&T Corp., 1.513%, 6/15/18	450,000	452
BPCE SA, 2.500%, 12/10/18	550,000	564

Corporate Bonds (46.0%)	Shares/ $ Par	Value $ (000’s)
Banking continued
Canadian Imperial Bank of Commerce, 1.550%, 1/23/18	415,000	417
Citigroup, Inc., 1.550%, 8/14/17	520,000	522
Citigroup, Inc., 1.750%, 5/1/18	350,000	352
Citigroup, Inc., 1.850%, 11/24/17	860,000	865
Citigroup, Inc., 2.050%, 6/7/19	235,000	237
Citizens Bank NA, 2.500%, 3/14/19	525,000	532
Citizens Bank NA, 2.550%, 5/13/21	250,000	252
Commonwealth Bank of Australia, 1.750%, 11/2/18	918,000	925
Credit Suisse, 1.375%, 5/26/17	650,000	650
Discover Bank, 2.600%, 11/13/18	325,000	330
Discover Bank, 2.000%, 2/21/18	515,000	517
Discover Financial Services, 6.450%, 6/12/17	620,000	645
DNB Bank ASA, 3.200%, 4/3/17 144A	560,000	568
The Goldman Sachs Group, Inc., 2.750%, 9/15/20	95,000	97
The Goldman Sachs Group, Inc., 2.900%, 7/19/18	465,000	477
The Goldman Sachs Group, Inc., 5.950%, 1/18/18	260,000	277
The Goldman Sachs Group, Inc., 6.150%, 4/1/18	915,000	986
HSBC Bank USA NA, 6.000%, 8/9/17	250,000	261
HSBC USA, Inc., 1.500%, 11/13/17	900,000	898
The Huntington National Bank, 2.200%, 11/6/18	1,175,000	1,189
Intercontinental Exchange, Inc., 2.750%, 12/1/20	485,000	508
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	251
JPMorgan Chase & Co., 1.800%, 1/25/18	850,000	857
JPMorgan Chase & Co., 2.350%, 1/28/19	250,000	256
Mizuho Bank, 2.150%, 10/20/18 144A	245,000	248
Morgan Stanley, 2.125%, 4/25/18	1,890,000	1,910
Morgan Stanley, 7.300%, 5/13/19	250,000	287
Nationwide Building Society, 2.350%, 1/21/20 144A	340,000	344
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	330
PNC Bank NA, 4.875%, 9/21/17	250,000	260
Regions Bank, 7.500%, 5/15/18	250,000	274
Santander Bank NA, 2.000%, 1/12/18	250,000	250
Santander UK Group Holdings PLC., 2.875%, 10/16/20	145,000	144
Santander UK PLC, 1.375%, 3/13/17	500,000	499
SunTrust Banks, Inc., 2.350%, 11/1/18	465,000	472
Swedbank AB, 1.750%, 3/12/18 144A	1,100,000	1,106
The Toronto-Dominion Bank, 1.400%, 4/30/18	170,000	171
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	360
UBS Group Funding Jersey, Ltd., 2.950%, 9/24/20 144A	255,000	259
UBS Group Funding Jersey, Ltd., 3.000%, 4/15/21 144A	385,000	393
Wells Fargo & Co., 5.625%, 12/11/17	600,000	638

Total		29,166

Basic Materials (0.4%)
Hutchinson Whampoa International 14, Ltd., 1.625%, 10/31/17 144A	1,100,000	1,105

Total		1,105

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (46.0%)	Shares/ $ Par	Value $ (000’s)
Builders & Building Materials (0.7%)
Martin Marietta Materials, Inc., 1.731%, 6/30/17	480,000	479
Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,155,000	1,180

Total		1,659

Chemicals (0.5%)
INVISTA Finance LLC, 4.250%, 10/15/19 144A	515,000	502
LyondellBasell Industries NV, 5.000%, 4/15/19	400,000	433
Solvay Finance America LLC, 3.400%, 12/3/20 144A	415,000	435

Total		1,370

Conglomerate & Diversified Manufacturing (0.4%)
Fortive Corp., 1.800%, 6/15/19 144A	65,000	65
General Electric Capital Corp., 6.000%, 8/7/19	72,000	82
Roper Industries, Inc., 2.050%, 10/1/18	865,000	876
Roper Technologies, Inc., 3.000%, 12/15/20	90,000	93

Total		1,116

Consumer Products & Retailing (3.0%)
AutoZone, Inc., 1.300%, 1/13/17	375,000	376
AutoZone, Inc., 1.625%, 4/21/19	65,000	65
Brinker International, Inc., 2.600%, 5/15/18	355,000	359
CVS Health Corp., 1.200%, 12/5/16	250,000	250
CVS Health Corp., 1.900%, 7/20/18	460,000	467
CVS Health Corp., 2.250%, 12/5/18	250,000	256
Dollar General Corp., 4.125%, 7/15/17	550,000	565
Family Tree Escrow LLC, 5.250%, 3/1/20 144A	125,000	129
Imperial Tobacco Finance PLC, 2.050%, 2/11/18 144A	900,000	908
McDonald’s Corp., 2.100%, 12/7/18	135,000	138
Newell Rubbermaid, Inc., 2.050%, 12/1/17	560,000	565
Newell Rubbermaid, Inc., 2.150%, 10/15/18	375,000	379
Newell Rubbermaid, Inc., 2.600%, 3/29/19	705,000	723
Philip Morris International, Inc., 1.250%, 11/9/17	1,110,000	1,114
Reynolds American, Inc., 2.300%, 6/12/18	355,000	361
Reynolds American, Inc., 8.125%, 6/23/19	160,000	190
Walgreens Boots Alliance, Inc., 1.750%, 5/30/18	450,000	453
Whirlpool Corp., 1.350%, 3/1/17	350,000	351

Total		7,649

Electric Utilities (3.2%)
Commonwealth Edison Co., 2.150%, 1/15/19	250,000	255
Commonwealth Edison Co., 6.150%, 9/15/17	250,000	265
Consumers Energy Co., 5.500%, 8/15/16	247,000	248
The Dayton Power & Light Co., 1.875%, 9/15/16	465,000	466
Dominion Resources, 2.125%, 2/15/18 144A	465,000	465
Dominion Resources, Inc., 2.962%, 7/1/19	145,000	148
Dominion Resources, Inc., 5.200%, 8/15/19	150,000	166
Duke Energy Corp., 2.100%, 6/15/18	115,000	116
Duke Energy Indiana, Inc., 0.979%, 7/11/16	500,000	500
Eversource Energy, 1.450%, 5/1/18	105,000	105
Exelon Generation Co. LLC, 2.950%, 1/15/20	205,000	211
FirstEnergy Corp., 2.750%, 3/15/18	250,000	253
MidAmerican Energy Co., 2.400%, 3/15/19	500,000	517
NextEra Energy Capital Holding, Inc., 2.300%, 4/1/19	165,000	168
Origin Energy Finance, Ltd., 3.500%, 10/9/18 144A	585,000	589
PECO Energy Co., 1.200%, 10/15/16	250,000	250
PPL Capital Funding, Inc., 1.900%, 6/1/18	590,000	592
Public Service Electric & Gas Co., 2.300%, 9/15/18	400,000	409

Corporate Bonds (46.0%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities continued
San Diego Gas & Electric Co., 1.914%, 2/1/22	184,286	185
The Southern Co., 1.550%, 7/1/18	165,000	166
The Southern Co., 1.850%, 7/1/19	575,000	582
The Southern Co., 2.350%, 7/1/21	125,000	128
Southern Electric Generating Co., 2.200%, 12/1/18 144A	140,000	142
Southern Power Co., 1.850%, 12/1/17	125,000	126
TECO Finance, Inc., 1.229%, 4/10/18	590,000	581
Zhejiang Energy Group Hong Kong, Ltd., 2.300%, 9/30/17	550,000	551

Total		8,184

Energy (2.4%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	388,000	408
Cameron International Corp., 1.400%, 6/15/17	300,000	300
Canadian Natural Resources, Ltd., 1.750%, 1/15/18	155,000	154
Canadian Natural Resources, Ltd., 5.700%, 5/15/17	330,000	339
CenterPoint Energy Resources Corp., 6.000%, 5/15/18	250,000	270
China Shenhua Overseas Capital Co., Ltd., 2.500%, 1/20/18	595,000	598
China Shenhua Overseas Capital Co., Ltd., 3.125%, 1/20/20	785,000	803
ConocoPhillips, 5.200%, 5/15/18	65,000	70
ConocoPhillips Co., 1.050%, 12/15/17	335,000	333
Hess Corp., 1.300%, 6/15/17	286,000	284
Marathon Oil Corp., 6.000%, 10/1/17	355,000	368
Murphy Oil Corp., 3.500%, 12/1/17	500,000	499
National Oilwell Varco, Inc., 1.350%, 12/1/17	105,000	104
NiSource Finance Corp., 6.400%, 3/15/18	10,000	11
NiSource Finance Corp., 6.800%, 1/15/19	195,000	219
Pioneer Natural Resources Co., 5.875%, 7/15/16	800,000	801
Rowan Cos., Inc., 5.000%, 9/1/17	350,000	354
Sempra Energy, 6.150%, 6/15/18	250,000	272

Total		6,187

Finance (0.8%)
AerCap Ireland Capital, 3.950%, 2/1/22	475,000	475
GATX Corp., 1.250%, 3/4/17	575,000	574
GATX Corp., 2.600%, 3/30/20	380,000	378
GATX Corp., 3.500%, 7/15/16	335,000	335
GE Capital International Funding Co., 2.342%, 11/15/20 144A	208,000	214

Total		1,976

Food & Beverage (1.4%)
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/19	960,000	976
Bunge, Ltd. Finance Corp., 3.200%, 6/15/17	1,020,000	1,036
Bunge, Ltd. Finance Corp., 3.500%, 11/24/20	235,000	246
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	325,000	331
Heineken NV, 1.400%, 10/1/17 144A	280,000	281
Mead Johnson Nutrition Co., 3.000%, 11/15/20	130,000	136
Pernod Ricard SA, 2.950%, 1/15/17 144A	250,000	252
Tyson Foods, Inc., 2.650%, 8/15/19	305,000	314
WM Wrigley Jr. Co., 1.400%, 10/21/16 144A	60,000	60

Total		3,632

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (46.0%)	Shares/ $ Par	Value $ (000’s)
Gaming/Leisure/Lodging (0.3%)
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	450,000	462
Wyndham Worldwide Corp., 2.950%, 3/1/17	175,000	176

Total		638

Healthcare (0.8%)
AmerisourceBergen Corp., 1.150%, 5/15/17	250,000	250
Express Scripts Holding Co., 1.250%, 6/2/17	400,000	400
Express Scripts Holding Co., 2.250%, 6/15/19	70,000	71
Express Scripts Holding Co., 2.650%, 2/15/17	355,000	359
Express Scripts Holding Co., 3.300%, 2/25/21	15,000	16
McKesson Corp., 1.400%, 3/15/18	275,000	275
Medco Health Solutions, Inc., 4.125%, 9/15/20	325,000	351
Thermo Fisher Scientific, Inc., 1.300%, 2/1/17	235,000	235
Thermo Fisher Scientific, Inc., 2.400%, 2/1/19	65,000	66

Total		2,023

Insurance (2.8%)
ACE INA Holdings, Inc., 5.800%, 3/15/18	250,000	269
Aetna, Inc., 1.500%, 11/15/17	110,000	111
Aetna, Inc., 1.900%, 6/7/19	890,000	902
AIA Group, Ltd., 2.250%, 3/11/19 144A	200,000	203
Anthem, Inc., 1.875%, 1/15/18	100,000	101
Anthem, Inc., 2.250%, 8/15/19	500,000	504
Anthem, Inc., 2.300%, 7/15/18	435,000	441
Aon PLC, 2.800%, 3/15/21	570,000	585
Fidelity National Financial, Inc., 6.600%, 5/15/17	1,090,000	1,136
Humana, Inc., 2.625%, 10/1/19	190,000	195
Marsh & McLennan Cos., Inc., 2.550%, 10/15/18	160,000	164
Metropolitan Life Global Funding I, 1.500%, 1/10/18 144A	250,000	251
New York Life Global Funding, 1.550%, 11/2/18 144A	525,000	530
Principal Life Global Funding II, 1.500%, 4/18/19 144A	240,000	241
Principal Life Global Funding II, 2.200%, 4/8/20 144A	445,000	452
Reinsurance Group of America, Inc., 6.450%, 11/15/19	115,000	131
Trinity Acquisition PLC, 3.500%, 9/15/21	145,000	150
UNUM Group, 3.000%, 5/15/21	620,000	634

Total		7,000

Media (1.2%)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.579%, 7/23/20 144A	390,000	408
The Interpublic Group of Companies, Inc., 2.250%, 11/15/17	850,000	855
McGraw Hill Financial, Inc., 2.500%, 8/15/18	105,000	107
Omnicom Group, Inc., 4.450%, 8/15/20	55,000	61
SES Global Americas Holdings GP, 2.500%, 3/25/19 144A	50,000	50
Time Warner Cable, Inc., 5.850%, 5/1/17	355,000	368
Time Warner Cable, Inc., 6.750%, 7/1/18	270,000	296
Time Warner Cable, Inc., 8.250%, 4/1/19	445,000	517
Time Warner, Inc., 2.100%, 6/1/19	250,000	253

Total		2,915

Corporate Bonds (46.0%)	Shares/ $ Par	Value $ (000’s)
Metals & Mining (0.4%)
BHP Billiton Finance USA, Ltd., 1.625%, 2/24/17	545,000	546
Goldcorp, Inc., 2.125%, 3/15/18	450,000	451
Kinross Gold Corp., 3.625%, 9/1/16	195,000	195

Total		1,192

Oil & Gas (1.4%)
BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	502
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	503
Exxon Mobil Corp., 1.050%, 3/6/22	1,110,000	1,079
Exxon Mobil Corp., 1.305%, 3/6/18	780,000	786
Shell International Finance BV, 1.900%, 8/10/18	250,000	254
Total Capital Canada, Ltd., 1.450%, 1/15/18	250,000	252
Total Capital SA, 2.125%, 8/10/18	250,000	255

Total		3,631

Pharmaceuticals (2.5%)
AbbVie, Inc., 1.750%, 11/6/17	750,000	754
AbbVie, Inc., 1.800%, 5/14/18	380,000	383
AbbVie, Inc., 2.300%, 5/14/21	375,000	379
Actavis Funding SCS, 1.850%, 3/1/17	310,000	311
Actavis Funding SCS, 2.350%, 3/12/18	625,000	633
Actavis Funding SCS, 2.450%, 6/15/19	100,000	102
Actavis, Inc., 1.875%, 10/1/17	445,000	447
Baxalta, Inc., 1.427%, 6/22/18	225,000	223
Baxalta, Inc., 2.000%, 6/22/18	80,000	80
Bayer US Finance LLC, 2.375%, 10/8/19 144A	440,000	450
Biogen, Inc., 2.900%, 9/15/20	230,000	240
Celgene Corp., 1.900%, 8/15/17	500,000	504
Celgene Corp., 2.125%, 8/15/18	10,000	10
Celgene Corp., 2.250%, 5/15/19	340,000	346
Celgene Corp., 2.300%, 8/15/18	85,000	87
Merck & Co., Inc., 1.300%, 5/18/18	250,000	252
Perrigo Co. PLC, 1.300%, 11/8/16	180,000	180
Perrigo Finance Unlimited Co., 3.500%, 3/15/21	200,000	207
Takeda Pharmaceutical Co., Ltd., 1.625%, 3/17/17 144A	750,000	753

Total		6,341

Pipelines (0.9%)
Columbia Pipeline Group, Inc., 2.450%, 6/1/18	210,000	211
Energy Transfer Partners LP, 6.125%, 2/15/17	550,000	564
Enterprise Products Operating LLC, 2.850%, 4/15/21	120,000	124
Enterprise Products Operating LLC, 6.500%, 1/31/19	250,000	280
Kinder Morgan Energy Partners LP, 5.950%, 2/15/18	205,000	216
Kinder Morgan Energy Partners LP, 6.000%, 2/1/17	150,000	154
Kinder Morgan Finance Co. LLC, 6.000%, 1/15/18 144A	255,000	268
ONEOK Partners LP, 3.200%, 9/15/18	250,000	253
Panhandle Eastern Pipe Line Co. LP, 6.200%, 11/1/17	50,000	52
Williams Partners LP / Williams Partners Financial Corp., 7.250%, 2/1/17	275,000	283

Total		2,405

Real Estate Investment Trusts (0.9%)
American Campus Communities Operating Partnership LP, 3.350%, 10/1/20	390,000	405

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (46.0%)	Shares/ $ Par	Value $ (000’s)
Real Estate Investment Trusts continued
Developers Diversified Realty Corp., 4.750%, 4/15/18	250,000	261
Kimco Realty Corp., 6.875%, 10/1/19	90,000	104
Simon Property Group LP, 1.500%, 2/1/18 144A	250,000	251
Ventas Realty LP, 1.250%, 4/17/17	500,000	500
Ventas Realty LP / Ventas Capital Corp., 4.000%, 4/30/19	50,000	52
WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 9/15/17 144A	300,000	301
WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19 144A	205,000	209
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.250%, 10/5/20 144A	240,000	250

Total		2,333

Services (1.0%)
Alibaba Group Holding, Ltd., 2.500%, 11/28/19	870,000	880
JD.com, Inc., 3.125%, 4/29/21	1,215,000	1,193
Republic Services, Inc., 5.500%, 9/15/19	250,000	279
Waste Management, Inc., 2.600%, 9/1/16	200,000	201

Total		2,553

Technology (1.9%)
Amphenol Corp., 1.550%, 9/15/17	285,000	285
Anstock II, Ltd., 2.125%, 7/24/17	300,000	300
Apple, Inc., 1.700%, 2/22/19	290,000	295
Baidu, Inc., 2.750%, 6/9/19	590,000	598
Cisco Systems, Inc., 1.600%, 2/28/19	30,000	30
Fidelity National Information Services, Inc., 1.450%, 6/5/17	250,000	250
Hewlett Packard Enterprise Co., 2.450%, 10/5/17 144A	1,210,000	1,226
Keysight Technologies, Inc., 3.300%, 10/30/19	850,000	863
Oracle Corp., 2.375%, 1/15/19	250,000	257
Oracle Corp., 5.750%, 4/15/18	250,000	271
Tencent Holdings, Ltd., 2.000%, 5/2/17 144A	350,000	352
Tencent Holdings, Ltd., 2.875%, 2/11/20 144A	200,000	205

Total		4,932

Telecommunications (1.3%)
America Movil SAB de CV, 2.375%, 9/8/16	425,000	426
AT&T, Inc., 2.300%, 3/11/19	625,000	638
British Telecommunications PLC, 2.350%, 2/14/19	250,000	255
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	230,000	233
Crown Castle International Corp., 3.400%, 2/15/21	385,000	402
Crown Castle Towers LLC, 6.113%, 1/15/20 144A	815,000	907
Verizon Communications, Inc., 1.100%, 11/1/17	200,000	200
Verizon Communications, Inc., 3.650%, 9/14/18	335,000	352

Total		3,413

Transportation (1.4%)
Burlington Northern Santa Fe LLC, 5.750%, 3/15/18	750,000	808
ERAC USA Finance LLC, 6.375%, 10/15/17 144A	385,000	408
HPHT Finance 15, Ltd., 2.250%, 3/17/18 144A	209,000	211
Kansas City Southern, 2.350%, 5/15/20 144A	450,000	450
Penske Truck Leasing Co. / PTL Finance Corp., 3.750%, 5/11/17 144A	130,000	133

Corporate Bonds (46.0%)	Shares/ $ Par	Value $ (000’s)
Transportation continued
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 144A	800,000	815
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18 144A	45,000	46
Southwest Airlines Co., 2.750%, 11/6/19	280,000	289
Southwest Airlines Co., 5.125%, 3/1/17	175,000	180
Southwest Airlines Co., 5.750%, 12/15/16	230,000	234
Union Pacific Corp., 2.250%, 2/15/19	85,000	87

Total		3,661

Total Corporate Bonds (Cost: $115,985)		116,892

Governments (11.0%)
Foreign Agencies (0.3%)
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	350,000	350
Electricite de France SA, 1.150%, 1/20/17 144A	450,000	450
Petroleos Mexicanos, 3.500%, 7/23/20	185,000	185

Total		985

US Government & Agencies (10.7%)
(b)Federal Home Loan Mortgage Corp., 0.500%, 9/28/16	2,330,000	2,331
Federal National Mortgage Association, 0.625%, 8/26/16	3,625,000	3,626
(b)US Treasury, 0.625%, 9/30/17	5,315,000	5,320
(b)US Treasury, 0.750%, 1/31/18	2,850,000	2,858
(b)US Treasury, 0.875%, 7/15/18	2,265,000	2,277
(b)US Treasury, 0.875%, 6/15/19	1,715,000	1,724
(b)US Treasury, 0.875%, 11/15/17	4,895,000	4,915
(b)US Treasury, 0.875%, 5/31/18	2,540,000	2,554
US Treasury, 1.750%, 9/30/19	1,485,000	1,531

Total		27,136

Total Governments (Cost: $27,840)		28,121

Municipal Bonds (0.8%)
Municipal Bonds (0.8%)
Florida State Board of Administration Finance Corp., 2.163%, 7/1/19 RB	475,000	487
Province of Ontario Canada, 2.000%, 9/27/18 RB	1,000,000	1,022
State Board of Administration Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	200,000	200
State Board of Administration Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	193
University of California, Series 2011Y-1, 0.967%, 7/1/41 RB	270,000	270

Total Municipal Bonds (Cost: $2,135)		2,172

Structured Products (41.4%)
Structured Products (41.4%)
AEP Texas Central Transition Funding II LLC, 5.17%, 1/1/18	475,032	489
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	1,045,000	1,047
Ally Master Owner Trust, Series 2015-3, Class A, 1.63%, 5/15/20	1,195,000	1,199

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (41.4%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
American Express Credit Account Master Trust, Series 2014-2, Class A, 1.26%, 1/15/20	1,000,000	1,004
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	1,775,000	1,789
AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.81%, 10/8/20	75,000	76
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26%, 11/8/19	735,000	735
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3, 1.27%, 1/8/20	400,000	400
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.70%, 7/8/20	220,000	221
ARI Fleet Lease Trust, Series 2015-A, Class A2, 1.11%, 11/15/18 144A	362,765	363
ARI Fleet Lease Trust, Series 2015-A, Class A3, 1.67%, 9/15/23 144A	520,000	520
ARI Fleet Lease Trust, Series 2016-A, Class A2, 1.82%, 7/15/24 144A	590,000	591
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2, 1.15%, 7/10/17 144A	47,131	47
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A3, 1.93%, 3/11/19 144A	710,000	712
Ascentium Equipment Receivables Trust, Series 2016-1A, Class A2, 1.75%, 11/13/18 144A	230,000	230
BAMLL Commercial Mortgage Securities Trust, Series 2014-IP, Class A, 2.808%, 6/15/28 144A	475,000	483
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	447,871	447
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AM, 6.479%, 2/10/51	440,000	467
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.537%, 10/12/41	129,739	130
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AM, 5.582%, 9/11/41	500,000	500
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class AM, 6.084%, 6/11/50	500,000	523
BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, 8/21/17	295,000	295
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.62%, 3/20/19	320,000	321
Capital Auto Receivables Asset Trust, Series 2015-3, Class A2, 1.720%, 1/22/19	930,000	933
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.73%, 9/20/19	250,000	252
Capital Auto Receivables Asset Trust, Series 2016-1, Class A3, 1.73%, 4/20/20	240,000	241
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.96%, 9/16/19	500,000	500
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.26%, 1/15/20	470,000	472

Structured Products (41.4%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.84%, 11/15/18	420,000	419
CarMax Auto Owner Trust, Series 2015-2, Class A3, 1.37%, 3/16/20	350,000	351
CarMax Auto Owner Trust, Series 2015-1, Class A3, 1.38%, 11/15/19	260,000	261
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 2/16/21	315,000	317
CarMax Auto Owner Trust, Series 2016-1, Class A3, 1.61%, 11/16/20	500,000	505
CarMax Auto Owner Trust, Series 2014-4, Class A4, 1.81%, 7/15/20	250,000	253
CCG Receivables Trust, Series 2016-1, Class A2, 1.69%, 9/14/22 144A	200,000	200
CCG Receivables Trust, Series 2015-1, Class A2, 1.460%, 11/14/18 144A	380,000	380
CD Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.326%, 11/15/44	565,000	596
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	400,000	401
Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, 6/15/21	985,000	990
Citibank Credit Card Issuance Trust, Series 2014-A9, Class A9, .701%, 11/23/18	695,000	695
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1, 1.353%, 2/10/48	166,188	167
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1, 1.485%, 10/10/47	270,936	272
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1, 1.637%, 6/10/48	431,955	436
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A11, 1.643%, 9/10/58	393,620	397
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1, 1.648%, 9/15/48	163,003	164
CNH Equipment Trust, Series 2013-B, Class A4, 0.99%, 11/15/18	845,000	844
CNH Equipment Trust, Series 2015-B, Class A3, 1.37%, 7/15/20	595,000	597
CNH Equipment Trust, Series 2016-A, Class A3, 1.48%, 4/15/21	350,000	351
CNH Equipment Trust, Series 2014-B, Class A4, 1.61%, 5/17/21	1,150,000	1,158
Commercial Mortgage Trust, Series 2014-CR21, Class A1, 1.494%, 12/10/47	70,991	71
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 6.06%, 7/10/38	269,931	270
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS6, Class A1, 1.445%, 12/10/47	141,671	142
Commercial Mortgage Trust Pass Through Certificates, Series 2015-CR22, Class A1, 1.569%, 3/10/48	69,302	70

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (41.4%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Commercial Mortgage Trust Pass Through Certificates, Series 2015-CR26, Class A1, 1.604%, 10/10/48	340,275	343
Commercial Mortgage Trust Pass Through Certificates, Series 2015-PC1, Class A1, 1.667%, 7/10/50	586,965	592
Commercial Mortgage Trust Pass Through Certificates, Series 2015-CR25, Class A1, 1.737%, 8/10/48	310,070	314
Commercial Mortgage Trust Pass Through Certificates, Series 2016-CR28, Class A1, 1.77%, 2/10/49	33,588	34
Commercial Mortgage Trust Pass Through Certificates, Series 2015-LC23, Class A2, 3.221%, 10/10/53	605,000	641
Connecticut Avenue Securities, Series 2016-C01, Class 2M1, 2.553%, 8/25/28	601,799	604
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1, 1.454%, 6/15/57	758,038	762
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1, 1.684%, 4/15/50	63,392	64
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1, 1.717%, 8/15/48	303,190	305
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1, 1.747%, 11/15/48	86,427	87
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 144A	651,750	658
DBRR Trust, Series 2013-EZ3, Class A, 1.636%, 12/18/49 144A	411,007	411
Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.54%, 5/20/27 144A	174,456	175
Diamond Resorts Owner Trust, Series 2015-1, Class A, 2.73%, 7/20/27 144A	156,714	158
Diamond Resorts Owner Trust, Series 2015-2, Class A, 2.99%, 5/22/28 144A	194,423	198
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	1,150,000	1,151
Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.45%, 3/15/21	1,155,000	1,167
Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.64%, 7/15/21	1,230,000	1,246
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 1/25/42 144A	315,717	325
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30%, 9/20/20 144A	342,780	342
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 1.59%, 2/22/21 144A	546,720	547
Enterprise Fleet Financing LLC, Series 2016-1, 1.83%, 9/20/21 144A	1,125,000	1,125
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 2.603%, 9/25/28	162,105	164
FDIC Guaranteed Notes Trust 2012-S2, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	251,909	257

Structured Products (41.4%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.25%, 6/15/27	2,014,288	1,988
Federal Home Loan Mortgage Corp., Series 2015-DNA1, Class M1, 1.353%, 10/25/27	250,139	250
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class M1, 1.553%, 5/25/25	193,555	194
Federal Home Loan Mortgage Corp., Series 2015-DNA2, Class M1, 1.596%, 12/25/27	182,976	183
Federal Home Loan Mortgage Corp., 1.603%, 5/25/28	234,087	234
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M1, 1.703%, 3/25/28	177,454	177
Federal Home Loan Mortgage Corp., Series 2015-DNA3, Class M1, 1.803%, 4/25/28	233,120	234
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 1.903%, 7/25/28	530,811	533
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	713,374	722
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M1, 2.203%, 9/25/28	244,485	245
Federal Home Loan Mortgage Corp., 2.50%, 1/1/24	424,229	440
Federal Home Loan Mortgage Corp., 3.50%, 3/1/46	122,136	131
Federal Home Loan Mortgage Corp., 4.00%, 9/1/44	160,384	172
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	26,463	27
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	205,996	222
Federal Home Loan Mortgage Corp., 6.00%, 12/1/28	13,660	16
Federal Home Loan Mortgage Corp., 6.00%, 9/1/34	5,598	6
Federal Home Loan Mortgage Corp., 6.00%, 2/1/35	82,657	95
Federal Home Loan Mortgage Corp., 6.00%, 9/1/35	28,688	33
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	6,105	7
Federal National Mortgage Association, Series 2010-95, Class BK, 1.50%, 2/25/20	456,859	461
Federal National Mortgage Association, 1.953%, 7/25/25	153,591	154
Federal National Mortgage Association, 1.953%, 7/25/25	348,545	350
Federal National Mortgage Association, Series 2013-74, Class AD, 2.00%, 7/25/23	612,175	623
Federal National Mortgage Association, 2.50%, 10/1/22	1,047,688	1,087
Federal National Mortgage Association, 2.50%, 12/1/22	261,030	271
Federal National Mortgage Association, Series 2011-113, Class AG, 2.50%, 11/25/26	367,293	378
Federal National Mortgage Association, 3.00%, 6/1/22	304,661	320
Federal National Mortgage Association, 3.00%, 4/1/24	666,076	699
Federal National Mortgage Association, 3.00%, 2/1/30	171,952	181
Federal National Mortgage Association, 3.00%, 4/1/30	292,812	309
Federal National Mortgage Association, 3.00%, 7/1/30	707,090	745
Federal National Mortgage Association, 3.00%, 9/1/30	370,634	391

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (41.4%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 3.50%, 5/1/27	1,262,660	1,340
Federal National Mortgage Association, 3.50%, 11/1/44	1,799,719	1,925
Federal National Mortgage Association, 3.50%, 3/1/46	3,538,079	3,736
Federal National Mortgage Association, 4.00%, 2/1/29	1,564,268	1,666
Federal National Mortgage Association, 4.00%, 3/1/41	74,136	80
Federal National Mortgage Association, 4.00%, 3/1/42	768,460	828
Federal National Mortgage Association, 4.00%, 8/1/43	626,036	672
Federal National Mortgage Association, 4.00%, 9/1/43	149,695	160
Federal National Mortgage Association, 4.00%, 10/1/43	35,555	38
Federal National Mortgage Association, 4.00%, 11/1/43	892,642	956
Federal National Mortgage Association, 4.00%, 12/1/43	428,680	460
Federal National Mortgage Association, 4.00%, 11/1/45	397,299	426
Federal National Mortgage Association, 4.50%, 5/1/40	243,223	267
Federal National Mortgage Association, 4.50%, 9/1/40	232,177	255
Federal National Mortgage Association, 5.00%, 10/1/33	306,243	342
Federal National Mortgage Association, 5.50%, 8/1/37	172,540	196
Federal National Mortgage Association, 5.50%, 2/1/38	653,814	742
Federal National Mortgage Association, 6.00%, 8/1/22	113,426	122
Federal National Mortgage Association, 6.00%, 3/1/34	140,333	163
Federal National Mortgage Association, 6.00%, 8/1/34	389,355	451
Federal National Mortgage Association, 6.00%, 11/1/34	16,005	18
Federal National Mortgage Association, 6.00%, 12/1/34	4,880	6
Federal National Mortgage Association, 6.00%, 4/1/35	9,405	11
Federal National Mortgage Association, 6.00%, 5/1/38	7,075	8
Federal National Mortgage Association, 6.00%, 10/1/40	358,954	411
Federal National Mortgage Association, 6.50%, 7/1/32	44,832	53
Federal National Mortgage Association, 6.50%, 12/1/32	51,140	61
Federal National Mortgage Association Connecticut Avenue Securities, 2.553%, 11/25/24	54,227	54

Structured Products (41.4%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Fifth Third Auto Trust, Series 2014-2, Class A4, 1.38%, 12/15/20	500,000	502
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	121,542	122
Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.16%, 11/15/19	790,000	792
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	425,000	427
Ford Credit Auto Owner Trust, Series 2016-A, Class A3, 1.39%, 7/15/20	175,000	176
Ford Credit Auto Owner Trust, Series 2014-B, Class A4, 1.42%, 8/15/19	400,000	402
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	575,000	582
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	500,000	501
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.40%, 8/15/19	1,150,000	1,152
GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.62%, 9/20/19	415,000	418
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.65%, 5/15/20 144A	290,000	290
GMF Floorplan Owner Revolving Trust, Series 2016-1, 1.96%, 5/17/21 144A	395,000	397
GMF Floorplan Owner Revolving Trust, Series 2016-1, 2.41%, 5/17/21 144A	125,000	125
GMF Floorplan Owner Revolving Trust, Series 2016-1, 2.85%, 5/17/21 144A	100,000	100
Government National Mortgage Association, 3.50%, 12/20/42	14,538	16
Government National Mortgage Association, 3.50%, 9/20/43	217,059	231
Government National Mortgage Association, 4.00%, 1/20/45	73,309	76
Government National Mortgage Association, 5.00%, 3/20/34	790,608	868
Government National Mortgage Association, 5.50%, 6/20/37	197,195	216
GreatAmerica Leasing Receivables Funding LLC, Series 2016-1, Class A3, 1.73%, 6/20/19 144A	350,000	350
GS Mortgage Securities Trust, Series 2015-GC28, Class A1, 1.528%, 2/10/48	269,144	270
GS Mortgage Securities Trust, Series 2015-GC32, Class A1, 1.593%, 7/10/48	228,036	230
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class 2A1, 2.492%, 7/25/44 144A	103,013	104
Honda Auto Receivables Owner Trust, Series 2013-4, Class A4, 1.04%, 2/18/20	85,000	85
Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.99%, 9/17/18	748,500	749
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.40%, 11/15/18 144A	330,000	331
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A3, 1.52%, 10/15/19 144A	150,000	150

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (41.4%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A3, 1.6%, 7/15/19 144A	175,000	176
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.68%, 4/15/20 144A	100,000	100
Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.05%, 4/15/19	290,000	290
Hyundai Auto Receivables Trust, Series 2016-A, Class A3, 1.56%, 9/15/20	80,000	81
John Deere Owner Trust, Series 2015-A, Class A3, 1.32%, 6/17/19	160,000	161
John Deere Owner Trust, Series 2016-A, Class A3, 1.36%, 4/15/20	345,000	346
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	485,000	485
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM, 6.087%, 2/12/51	350,000	365
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.184%, 4/17/45	783,911	783
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class AM, 6.188%, 2/15/51	680,000	691
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1, 1.414%, 2/15/48	218,767	219
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A1, 1.445%, 10/15/48	434,941	436
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A1, 1.596%, 1/15/48	431,411	434
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A1, 1.626%, 5/15/48	169,904	171
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A1, 1.738%, 7/15/48	745,122	752
Kubota Credit Owner Trust, Series 2014-1A, Class A4, 1.67%, 7/15/20 144A	1,500,000	1,505
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AM, 5.413%, 9/15/39	400,000	401
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	10,740	11
Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A3, 1.10%, 8/15/17	874,548	875
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A3, 1.52%, 3/15/19	400,000	401
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	350,000	356
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.204%, 12/12/49	210,000	212
MMAF Equipment Finance LLC, Series 2015-AA, Class A3, 1.39%, 10/16/19 144A	225,000	225
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.48%, 6/15/20 144A	305,000	306
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1, 1.706%, 5/15/48	275,401	278
Morgan Stanley Bank of American Merrill Lynch Trust, Series 2014-C19, Class A1, 1.573%, 12/15/47	271,853	274

Structured Products (41.4%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class A1, 1.638%, 5/15/48	299,741	303
MVW Owner Trust, Series 2015-1A, Class A, 2.52%, 12/20/32 144A	540,518	540
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239%, 6/25/26 144A	210,000	210
Nationstar HECM Loan Trust, Series 2016-1A, Class A, 2.981%, 2/25/26 144A	80,834	81
Nissan Auto Lease Trust, Series 2014-A, Class A4, 1.04%, 10/15/19	1,150,000	1,150
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 1/15/21	100,000	101
Nissan Auto Receivables Owner Trust, 1.34%, 10/15/20	300,000	302
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.44%, 1/15/20	400,000	401
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.66%, 2/20/29 144A	180,000	184
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 3/20/28 144A	190,000	196
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55%, 10/15/18	248,282	248
SBA Tower Trust, 2.24%, 4/16/18 144A	180,000	181
SBA Tower Trust, 2.877%, 7/15/21 144A	155,000	155
SBA Tower Trust, 2.933%, 12/15/17 144A	945,000	947
SBA Tower Trust, 3.156%, 10/15/20 144A	635,000	644
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.40%, 3/22/32 144A	264,519	265
Sierra Receivables Funding Co. LLC, Series 2015-2A, Class A, 2.430%, 6/20/32 144A	267,758	270
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A, 2.58%, 9/20/32 144A	194,224	196
SLM Student Loan Trust, Series 2008-9, Class A, 2.138%, 4/25/23	200,006	200
SLM Student Loan Trust, Series 2008-4, Class A4, 2.288%, 7/25/22	100,000	100
SLM Student Loan Trust, Series 2008-5, Class A4, 2.338%, 7/25/23	278,122	278
SMART ABS Trust, Series 2015-1US, Class A2A, 0.99%, 8/14/17	85,360	85
SMART ABS Trust, Series 2015-3US, Class A3A, 1.66%, 8/14/19	550,000	550
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	1,145,000	1,148
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.60%, 4/15/21	595,000	597
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.61%, 11/15/20	1,155,000	1,162
Synchrony Credit Card Master Note Trust, Series 2013-1, Class B, 1.69%, 3/15/21	465,000	465
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.538%, 8/15/39	107,851	108
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55 144A	232,042	235

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (41.4%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.75%, 4/25/55 144A	426,517	432
Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.75%, 5/25/55 144A	388,219	393
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75%, 8/25/55 144A	171,961	174
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00%, 2/25/55 144A	280,378	284
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A4, 1.31%, 9/16/19	1,500,000	1,507
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A4, 1.690%, 12/15/20	610,000	616
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.91%, 10/22/18	61,361	61
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A4, 1.16%, 3/20/20	1,150,000	1,148
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4, 1.45%, 9/21/20	425,000	423
Volvo Financial Equipment LLC, Series 2016-1A, Class A3, 1.67%, 2/18/20 144A	175,000	175
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	916,000	925
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A1, 1.437%, 12/15/47	328,729	330
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1, 1.454%, 2/15/48	206,903	208

Structured Products (41.4%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1, 1.471%, 4/15/50	175,176	176
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1, 1.531%, 5/15/48	224,860	226
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1, 1.577%, 1/15/59	333,266	335
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A1, 1.73%, 2/15/48	377,239	380
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.02%, 7/15/58	530,000	555
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.952%, 12/25/34	420,058	427
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45 144A	828,738	833
Wheels SPV LLC, Series 2015-1A, Class A2, 1.270%, 4/22/24 144A	174,112	174
World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.34%, 5/15/20	150,000	151

Total Structured Products (Cost: $104,734)		105,520

Total Investments (99.2%) (Cost: $250,694)(a)		252,705

Other Assets, Less Liabilities (0.8%)		1,973

Net Assets (100.0%)		254,678

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the value of these securities (in thousands) was $44,629 representing 17.5% of the net assets.

RB — Revenue Bond

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $250,694 and the net unrealized appreciation of investments based on that cost was $2,011 which is comprised of $2,211 aggregate gross unrealized appreciation and $200 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2016, $1,465)	12	9/16	$1
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2016, $3,390)	26	9/16	(67)
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2016, $16,786)	77	9/16	102

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Governments	$—	$28,121	$—
Municipal Bonds	—	2,172	—
Corporate Bonds	—	116,892	—
Structured Products	—	105,439	81
Other Financial Instruments^
Futures	103	—	—

Total Assets:	$103	$252,624	$81

Liabilities:
Other Financial Instruments^
Futures	(67)	—	—

Total Liabilities:	$(67)	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended June 30, 2016, there were transfers from Level 3 to Level 2 in the amount of $1,252 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously priced by a third party vendor utilizing a broker quote.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Select Bond Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purporse keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

Select Bond Portfolio

Select Bond Portfolio (unaudited)

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,052.84	$1.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.32	$1.56

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Select Bond Portfolio

Select Bond Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Corporate Bonds (22.5%)	Shares/ $ Par	Value $ (000’s)
Aerospace & Defense (0.3%)
Lockheed Martin Corp., 2.500%, 11/23/20	2,735,000	2,822
Lockheed Martin Corp., 4.700%, 5/15/46	1,595,000	1,880
Northrop Grumman Corp., 3.250%, 8/1/23	3,300,000	3,541
Northrop Grumman Corp., 3.850%, 4/15/45	1,080,000	1,125

Total		9,368

Autos & Vehicle Parts (0.8%)
BMW US Capital LLC, 2.800%, 4/11/26 144A	2,765,000	2,836
General Motors Co., 5.000%, 4/1/35	1,510,000	1,504
General Motors Co., 6.750%, 4/1/46	600,000	712
General Motors Financial Co., Inc., 2.400%, 5/9/19	4,810,000	4,823
General Motors Financial Co., Inc., 3.700%, 5/9/23	4,130,000	4,152
General Motors Financial Co., Inc., 4.200%, 3/1/21	3,330,000	3,484
General Motors Financial Co., Inc., 5.250%, 3/1/26	3,275,000	3,560
General Motors Financial Co., Inc., 3.450%, 4/10/22	2,320,000	2,318

Total		23,389

Banking (5.6%)
Bank of America Corp., 2.625%, 4/19/21	5,435,000	5,518
Bank of America Corp., 3.500%, 4/19/26	5,600,000	5,787
Bank of America Corp., 4.450%, 3/3/26	6,600,000	6,903
Bank of America Corp., 6.000%, 9/1/17	3,470,000	3,648
BB&T Corp., 2.050%, 5/10/21	7,062,000	7,165
BNP Paribas SA, 4.375%, 5/12/26 144A	2,975,000	3,006
Capital One Financial Corp., 4.200%, 10/29/25	2,590,000	2,663
Citigroup, Inc., 1.550%, 8/14/17	4,925,000	4,941
Citigroup, Inc., 4.450%, 9/29/27	6,125,000	6,309
Citigroup, Inc., 4.600%, 3/9/26	2,775,000	2,942
Commonwealth Bank of Australia, 2.850%, 5/18/26 144A	3,025,000	3,060
Credit Suisse Group Funding Guernsey, Ltd., 3.450%, 4/16/21 144A	4,016,000	4,056
Credit Suisse Group Funding Guernsey, Ltd., 3.800%, 6/9/23 144A	3,845,000	3,835
Credit Suisse Group Funding Guernsey, Ltd., 4.550%, 4/17/26 144A	5,680,000	5,892
The Goldman Sachs Group, Inc., 2.625%, 4/25/21	3,300,000	3,347
The Goldman Sachs Group, Inc., 4.250%, 10/21/25	2,820,000	2,915
The Goldman Sachs Group, Inc., 4.750%, 10/21/45	2,331,000	2,569
The Goldman Sachs Group, Inc., 6.750%, 10/1/37	2,430,000	2,997
HSBC Holdings PLC, 3.400%, 3/8/21	4,487,000	4,624
HSBC Holdings PLC, 3.900%, 5/25/26	6,520,000	6,708
JPMorgan Chase & Co., 2.400%, 6/7/21	3,805,000	3,858
JPMorgan Chase & Co., 2.550%, 3/1/21	3,820,000	3,883
JPMorgan Chase & Co., 3.200%, 6/15/26	4,890,000	5,026

Corporate Bonds (22.5%)	Shares/ $ Par	Value $ (000’s)
Banking continued
JPMorgan Chase & Co., 3.300%, 4/1/26	3,293,000	3,408
Lazard Group LLC, 3.750%, 2/13/25	4,130,000	4,106
Lazard Group LLC, 4.250%, 11/14/20	2,445,000	2,602
Morgan Stanley, 2.500%, 4/21/21	6,540,000	6,608
Morgan Stanley, 4.000%, 7/23/25	7,217,000	7,728
Murray Street Investment Trust I, 4.647%, 3/9/17	5,415,000	5,537
Nordea Bank AB, 2.250%, 5/27/21 144A	7,145,000	7,236
Royal Bank of Canada, 2.300%, 3/22/21	3,845,000	3,953
Synchrony Financial, 4.500%, 7/23/25	2,905,000	3,012
The Toronto-Dominion Bank, 2.250%, 3/15/21 144A	7,125,000	7,312
UBS Group Funding Jersey, Ltd., 4.125%, 4/15/26 144A	1,135,000	1,180
(d),*Washington Mutual Bank, 6.750%, 5/20/36	1,100,000	–
(d),*Washington Mutual Bank, 6.875%, 6/15/11	1,620,000	–
Westpac Banking Corp., 2.100%, 5/13/21	4,355,000	4,412
Westpac Banking Corp., 2.850%, 5/13/26	1,625,000	1,650

Total		160,396

Basic Materials (0.1%)
International Paper Co., 5.150%, 5/15/46	2,480,000	2,675

Total		2,675

Chemicals (0.1%)
Albemarle Corp., 5.450%, 12/1/44	1,540,000	1,642
LYB International Finance BV, 4.875%, 3/15/44	1,170,000	1,237
The Mosaic Co., 5.625%, 11/15/43	795,000	882

Total		3,761

Conglomerate & Diversified Manufacturing (0.1%)
General Electric Capital Corp., 5.875%, 1/14/38	980,000	1,325
Valmont Industries, Inc., 5.250%, 10/1/54	1,565,000	1,399

Total		2,724

Consumer Products & Retailing (0.9%)
McDonald’s Corp., 2.750%, 12/9/20	1,470,000	1,535
McDonald’s Corp., 3.700%, 1/30/26	1,624,000	1,755
McDonald’s Corp., 4.875%, 12/9/45	2,675,000	3,128
Newell Rubbermaid, Inc., 5.500%, 4/1/46	2,455,000	2,921
Philip Morris International, Inc., 2.125%, 5/10/23	2,390,000	2,399
Philip Morris International, Inc., 4.250%, 11/10/44	3,590,000	3,943
Reynolds American, Inc., 5.700%, 8/15/35	2,165,000	2,636
Reynolds American, Inc., 5.850%, 8/15/45	1,940,000	2,479
Walgreens Boots Alliance, Inc., 2.600%, 6/1/21	2,485,000	2,531
Walgreens Boots Alliance, Inc., 3.450%, 6/1/26	2,450,000	2,515

Total		25,842

Electric Utilities (1.9%)
American Electric Power Co., Inc., 1.650%, 12/15/17	3,755,000	3,766
Cleco Corporate Holdings LLC, 4.973%, 5/1/46 144A	1,515,000	1,591
Commonwealth Edison Co., 3.700%, 3/1/45	600,000	615

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (22.5%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities continued
Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/46	1,650,000	1,710
Dominion Resources, Inc., 2.962%, 7/1/19	1,130,000	1,150
Dominion Resources, Inc., 3.900%, 10/1/25	703,000	753
Dominion Resources, Inc., 4.700%, 12/1/44	1,825,000	1,980
Duke Energy Carolinas LLC, 2.500%, 3/15/23	2,190,000	2,267
Duke Energy Carolinas LLC, 3.875%, 3/15/46	1,110,000	1,192
Duke Energy Corp., 3.750%, 4/15/24	1,340,000	1,439
Duke Energy Corp., 4.800%, 12/15/45	1,110,000	1,285
Duke Energy Progress, LLC, 3.250%, 8/15/25	1,595,000	1,724
Entergy Louisiana LLC, 3.050%, 6/1/31	1,630,000	1,670
Indiana Michigan Power Co., 4.550%, 3/15/46	1,110,000	1,233
MidAmerican Energy Co., 3.500%, 10/15/24	1,540,000	1,686
MidAmerican Energy Co., 4.250%, 5/1/46	1,540,000	1,742
Pacific Gas & Electric Co., 2.950%, 3/1/26	1,881,000	1,959
PECO Energy Co., 3.150%, 10/15/25	2,885,000	3,082
PPL Capital Funding, Inc., 3.100%, 5/15/26	4,425,000	4,473
PPL Electric Utilities Corp., 4.150%, 10/1/45	1,710,000	1,926
Puget Energy, Inc., 6.000%, 9/1/21	4,155,000	4,836
Sierra Pacific Power Co., 2.600%, 5/1/26 144A	2,420,000	2,473
The Southern Co., 4.400%, 7/1/46	2,135,000	2,295
Southwestern Electric Power Co., 3.900%, 4/1/45	1,565,000	1,553
Virginia Electric & Power Co., 3.150%, 1/15/26	1,680,000	1,774
Westar Energy, Inc., 2.550%, 7/1/26	3,105,000	3,107

Total		53,281

Energy (0.7%)
Anadarko Petroleum Corp., 5.550%, 3/15/26	2,160,000	2,385
Anadarko Petroleum Corp., 6.600%, 3/15/46	2,820,000	3,405
Apache Corp., 4.250%, 1/15/44	1,510,000	1,462
Canadian Natural Resources, Ltd., 3.900%, 2/1/25	1,124,000	1,113
Canadian Natural Resources, Ltd., 6.250%, 3/15/38	1,080,000	1,174
Cimarex Energy Co., 4.375%, 6/1/24	2,770,000	2,897
EOG Resources, Inc., 4.150%, 1/15/26	2,172,000	2,378
Halliburton Co., 5.000%, 11/15/45	565,000	621
Sempra Energy, 2.850%, 11/15/20	2,820,000	2,923
Southern California Gas Co., 2.600%, 6/15/26	3,065,000	3,145

Total		21,503

Finance (0.1%)
GE Capital International Funding Co., 4.418%, 11/15/35 144A	3,124,000	3,504

Total		3,504

Food & Beverage (1.1%)
Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	2,066,000	2,142
Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/26	8,124,000	8,703
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	3,163,000	3,707
Kraft Heinz Food Co., 2.800%, 7/2/20 144A	4,350,000	4,517
Kraft Heinz Food Co., 3.000%, 6/1/26 144A	2,705,000	2,727
WM Wrigley Jr. Co., 2.000%, 10/20/17 144A	1,080,000	1,091

Corporate Bonds (22.5%)	Shares/ $ Par	Value $ (000’s)
Food & Beverage continued
WM Wrigley Jr. Co., 2.400%, 10/21/18 144A	1,450,000	1,479
WM Wrigley Jr. Co., 2.900%, 10/21/19 144A	3,185,000	3,310
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	3,845,000	4,101

Total		31,777

Healthcare (0.1%)
Express Scripts Holding Co., 4.800%, 7/15/46	2,745,000	2,741

Total		2,741

Insurance (1.2%)
AIA Group, Ltd., 4.500%, 3/16/46 144A	1,680,000	1,822
American International Group, Inc., 3.900%, 4/1/26	2,735,000	2,819
American International Group, Inc., 4.375%, 1/15/55	340,000	314
American International Group, Inc., 4.800%, 7/10/45	340,000	345
Berkshire Hathaway, Inc., 3.125%, 3/15/26	5,725,000	6,003
Chubb INA Holdings, Inc., 3.350%, 5/3/26	2,621,000	2,794
Chubb INA Holdings, Inc., 4.350%, 11/3/45	2,020,000	2,324
Liberty Mutual Group, Inc., 4.850%, 8/1/44 144A	2,335,000	2,390
Marsh & McLennan Cos., Inc., 3.750%, 3/14/26	2,535,000	2,674
MetLife, Inc., 4.600%, 5/13/46	970,000	1,043
Metropolitan Life Global Funding I, 2.500%, 12/3/20 144A	2,075,000	2,134
Teachers Insurance & Annuity Association of America, 4.900%, 9/15/44 144A	425,000	477
Trinity Acquisition PLC, 3.500%, 9/15/21	1,515,000	1,570
Trinity Acquisition PLC, 4.400%, 3/15/26	820,000	856
UnitedHealth Group, Inc., 3.100%, 3/15/26	2,590,000	2,700
Voya Financial, Inc., 3.650%, 6/15/26	1,850,000	1,859
Voya Financial, Inc., 4.800%, 6/15/46	870,000	869

Total		32,993

Media (0.9%)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.908%, 7/23/25 144A	1,220,000	1,334
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 6.484%, 10/23/45 144A	3,123,000	3,729
Cox Communications, Inc., 4.800%, 2/1/35 144A	1,080,000	1,009
Discovery Communications LLC, 4.875%, 4/1/43	770,000	695
Discovery Communications LLC, 4.900%, 3/11/26	1,995,000	2,116
Grupo Televisa SAB, 5.000%, 5/13/45	1,090,000	1,046
Grupo Televisa SAB, 6.125%, 1/31/46	1,385,000	1,529
Scripps Networks Interactive, Inc., 2.800%, 6/15/20	1,530,000	1,554
Scripps Networks Interactive, Inc., 3.500%, 6/15/22	1,280,000	1,327
Scripps Networks Interactive, Inc., 3.900%, 11/15/24	2,220,000	2,334
Sky PLC, 3.750%, 9/16/24 144A	3,040,000	3,158
Time Warner Cable, Inc., 6.550%, 5/1/37	770,000	897
Time Warner, Inc., 2.950%, 7/15/26	2,450,000	2,468
Time Warner, Inc., 4.850%, 7/15/45	550,000	598

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (22.5%)	Shares/ $ Par	Value $ (000’s)
Media continued
Viacom, Inc., 4.850%, 12/15/34	1,450,000	1,352
Viacom, Inc., 5.250%, 4/1/44	515,000	483

Total		25,629

Metals & Mining (0.4%)
Barrick North America Finance LLC, 4.400%, 5/30/21	2,090,000	2,250
BHP Billiton Finance USA, Ltd., 5.000%, 9/30/43	1,310,000	1,522
Rio Tinto Finance USA, Ltd., 3.750%, 6/15/25	3,190,000	3,337
Vale Overseas, Ltd., 5.875%, 6/10/21	3,015,000	3,019

Total		10,128

Oil & Gas (1.1%)
Chevron Corp., 1.561%, 5/16/19	4,900,000	4,955
Chevron Corp., 2.100%, 5/16/21	6,750,000	6,879
Chevron Corp., 2.954%, 5/16/26	5,555,000	5,741
Exxon Mobil Corp., 2.222%, 3/1/21	2,820,000	2,907
Exxon Mobil Corp., 4.114%, 3/1/46	1,405,000	1,585
Marathon Petroleum Corp., 5.000%, 9/15/54	285,000	239
Marathon Petroleum Corp., 5.850%, 12/15/45	1,025,000	996
Shell International Finance BV, 2.875%, 5/10/26	3,260,000	3,312
Shell International Finance BV, 4.000%, 5/10/46	2,165,000	2,208
Valero Energy Corp., 4.900%, 3/15/45	1,540,000	1,426

Total		30,248

Pharmaceuticals (1.2%)
AbbVie, Inc., 2.500%, 5/14/20	4,215,000	4,309
AbbVie, Inc., 3.200%, 5/14/26	1,910,000	1,935
AbbVie, Inc., 4.450%, 5/14/46	1,850,000	1,876
Actavis Funding SCS, 2.350%, 3/12/18	2,165,000	2,194
Actavis Funding SCS, 3.800%, 3/15/25	6,991,000	7,283
Actavis Funding SCS, 4.750%, 3/15/45	1,685,000	1,769
Amgen, Inc., 4.663%, 6/15/51 144A	1,755,000	1,834
Baxalta, Inc., 4.000%, 6/23/25	1,255,000	1,310
Baxalta, Inc., 5.250%, 6/23/45	2,810,000	3,048
Biogen, Inc., 5.200%, 9/15/45	1,491,000	1,677
Celgene Corp., 2.875%, 8/15/20	1,680,000	1,737
Celgene Corp., 5.000%, 8/15/45	2,705,000	2,979
Perrigo Finance PLC, 3.900%, 12/15/24	2,000,000	2,028

Total		33,979

Pipelines (0.6%)
Energy Transfer Partners LP, 2.500%, 6/15/18	2,365,000	2,354
Energy Transfer Partners LP, 4.750%, 1/15/26	1,280,000	1,317
Energy Transfer Partners LP, 6.125%, 12/15/45	2,200,000	2,281
Enterprise Products Operating LLC, 5.100%, 2/15/45	540,000	591
Enterprise Products Operating LLC, 5.950%, 2/1/41	515,000	604
Gulfstream Natural Gas System LLC, 5.950%, 10/15/45 144A	2,095,000	2,239
Kinder Morgan, Inc., 5.300%, 12/1/34	1,140,000	1,114
Kinder Morgan, Inc., 5.550%, 6/1/45	1,710,000	1,738
Magellan Midstream Partners LP, 5.000%, 3/1/26	965,000	1,092

Corporate Bonds (22.5%)	Shares/ $ Par	Value $ (000’s)
Pipelines continued
Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/1/26 144A	2,335,000	2,906
Western Gas Partners LP, 5.375%, 6/1/21	300,000	316
Williams Partners LP, 4.000%, 9/15/25	1,110,000	1,018
Williams Partners LP, 5.100%, 9/15/45	340,000	292

Total		17,862

Real Estate Investment Trusts (0.8%)
Brixmor Operating Partnership LP, 4.125%, 6/15/26	1,840,000	1,888
DDR Corp., 3.375%, 5/15/23	3,180,000	3,166
DDR Corp., 4.625%, 7/15/22	3,647,000	3,944
Mid-America Apartments LP, 3.750%, 6/15/24	2,705,000	2,805
Mid-America Apartments LP, 4.000%, 11/15/25	1,440,000	1,516
Mid-America Apartments LP, 4.300%, 10/15/23	1,255,000	1,350
Tanger Properties LP, 3.750%, 12/1/24	1,340,000	1,379
Tanger Properties LP, 3.875%, 12/1/23	1,565,000	1,634
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.250%, 10/5/20 144A	4,060,000	4,225

Total		21,907

Services (0.2%)
Alibaba Group Holding, Ltd., 3.600%, 11/28/24	2,595,000	2,650
Visa, Inc., 3.150%, 12/14/25	2,620,000	2,801

Total		5,451

Technology (1.8%)
Apple, Inc., 2.250%, 2/23/21	4,383,000	4,510
Apple, Inc., 4.650%, 2/23/46	3,820,000	4,315
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 6/1/19 144A	1,195,000	1,224
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 6/15/26 144A	2,390,000	2,491
Fidelity National Information Services, Inc., 2.850%, 10/15/18	3,160,000	3,243
Fidelity National Information Services, Inc., 3.625%, 10/15/20	2,535,000	2,680
Fidelity National Information Services, Inc., 4.500%, 10/15/22	1,255,000	1,390
Hewlett Packard Enterprise Co., 4.900%, 10/15/25 144A	2,620,000	2,737
Hewlett Packard Enterprise Co., 6.350%, 10/15/45 144A	3,000,000	2,987
Lam Research Corp., 2.800%, 6/15/21	2,450,000	2,508
Lam Research Corp., 3.900%, 6/15/26	1,595,000	1,679
Oracle Corp., 1.900%, 9/15/21	6,215,000	6,238
Oracle Corp., 2.400%, 9/15/23	6,825,000	6,849
Oracle Corp., 2.650%, 7/15/26	2,745,000	2,752
Oracle Corp., 3.850%, 7/15/36	1,365,000	1,369
Oracle Corp., 4.000%, 7/15/46	1,980,000	1,996
Total System Services, Inc., 3.800%, 4/1/21	1,225,000	1,297
Total System Services, Inc., 4.800%, 4/1/26	1,110,000	1,204

Total		51,469

Telecommunications (1.7%)
American Tower Corp., 2.800%, 6/1/20	1,560,000	1,596
American Tower Corp., 3.300%, 2/15/21	1,735,000	1,810
American Tower Corp., 3.450%, 9/15/21	2,960,000	3,081

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (22.5%)	Shares/ $ Par	Value $ (000’s)
Telecommunications continued
AT&T, Inc., 2.800%, 2/17/21	2,705,000	2,775
AT&T, Inc., 3.000%, 6/30/22	4,920,000	5,038
AT&T, Inc., 3.400%, 5/15/25	6,236,000	6,379
AT&T, Inc., 3.800%, 3/15/22	2,080,000	2,210
AT&T, Inc., 3.950%, 1/15/25	3,875,000	4,119
AT&T, Inc., 4.450%, 4/1/24	6,475,000	7,114
AT&T, Inc., 4.800%, 6/15/44	655,000	672
Verizon Communications, Inc., 4.272%, 1/15/36	1,878,000	1,922
Verizon Communications, Inc., 4.400%, 11/1/34	3,419,000	3,526
Verizon Communications, Inc., 4.862%, 8/21/46	6,480,000	7,083

Total		47,325

Transportation (0.8%)
AP Moeller - Maersk, 3.875%, 9/28/25 144A	2,341,000	2,387
Burlington Northern Santa Fe LLC, 4.700%, 9/1/45	1,710,000	2,011
ERAC USA Finance LLC, 2.600%, 12/1/21 144A	3,190,000	3,242
ERAC USA Finance LLC, 3.300%, 12/1/26 144A	3,220,000	3,292
ERAC USA Finance LLC, 4.500%, 2/15/45 144A	800,000	845
FedEx Corp., 4.550%, 4/1/46	2,025,000	2,197
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.050%, 1/9/20 144A	825,000	840
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.200%, 7/15/20 144A	3,760,000	3,846
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 144A	3,185,000	3,248
Union Pacific Corp., 4.050%, 3/1/46	1,995,000	2,192

Total		24,100

Total Corporate Bonds (Cost: $618,175)		642,052

Governments (31.7%)
Foreign Agencies (0.4%)
Electricite de France SA, 5.250%, 10/13/55 144A	1,800,000	1,877
Electricite de France SA, 6.000%, 1/22/2114 144A	515,000	551
Petroleos Mexicanos, 2.460%, 12/15/25	6,098,050	6,320
Petroleos Mexicanos, 5.625%, 1/23/46	2,025,000	1,846
Petroleos Mexicanos, 6.875%, 8/4/26 144A	1,735,000	1,940

Total		12,534

US Government & Agencies (29.5%)
Federal Home Loan Mortgage Corp., 0.500%, 9/28/16	3,440,000	3,441
Federal National Mortgage Association, 0.000%, 10/9/19	7,000,000	6,724
Tennessee Valley Authority, 4.250%, 9/15/65	2,019,000	2,369
US Treasury, 0.625%, 6/30/18	23,571,000	23,582
US Treasury, 0.750%, 1/31/18	19,876,000	19,930
US Treasury, 0.875%, 11/30/17	14,799,000	14,860
(b)US Treasury, 0.875%, 3/31/18	74,845,000	75,211
US Treasury, 0.875%, 5/31/18	4,030,000	4,052
US Treasury, 0.875%, 4/15/19	135,865,000	136,513
US Treasury, 0.875%, 5/15/19	81,576,000	81,968
US Treasury, 1.000%, 5/15/18	21,383,000	21,543
US Treasury, 1.000%, 6/15/19	47,255,000	47,489
US Treasury, 1.125%, 6/30/21	50,435,000	50,685

Governments (31.7%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies continued
US Treasury, 1.375%, 1/31/21	84,397,000	85,890
US Treasury, 1.375%, 4/30/21	55,551,000	56,510
US Treasury, 1.375%, 6/30/23	12,691,000	12,757
US Treasury, 1.625%, 11/30/20	15,926,000	16,393
US Treasury, 1.625%, 5/31/23	930,000	951
US Treasury, 1.625%, 2/15/26	5,416,000	5,477
US Treasury, 1.625%, 5/15/26	47,199,000	47,776
US Treasury, 2.125%, 6/30/21	23,540,000	24,795
US Treasury, 2.500%, 2/15/46	50,089,000	52,157
US Treasury, 2.500%, 5/15/46	22,558,000	23,507
US Treasury, 2.875%, 8/15/45	24,622,000	27,648

Total		842,228

Yankee Sovereign (1.8%)
Abu Dhabi Government International Bond, 2.125%, 5/3/21 144A	4,950,000	5,007
Abu Dhabi Government International Bond, 3.125%, 5/3/26 144A	6,180,000	6,366
Israel Government International Bond, 4.500%, 1/30/43	1,685,000	1,887
Jordan Government International Bond, 2.578%, 6/30/22	4,625,000	4,928
Paraguay Government International Bond, 5.000%, 4/15/26 144A	2,515,000	2,653
Qatar Government International Bond, 2.375%, 6/2/21 144A	3,820,000	3,861
Qatar Government International Bond, 3.250%, 6/2/26 144A	2,320,000	2,367
Republic of Paraguay, 6.100%, 8/11/44 144A	880,000	944
Slovenia Government International Bond, 5.250%, 2/18/24 144A	6,330,000	7,129
Slovenia Government International Bond, 5.500%, 10/26/22 144A	2,055,000	2,333
Slovenia Government International Bond, 5.850%, 5/10/23 144A	2,743,000	3,186
United Mexican States, 4.125%, 1/21/26	7,457,000	8,083
United Mexican States, 5.750%, 10/12/2110	3,390,000	3,746

Total		52,490

Total Governments (Cost: $892,854)		907,252

Municipal Bonds (1.4%)
Municipal Bonds (1.4%)
County of Clark Department of Aviation, 6.820%, 7/1/45 RB	3,915,000	6,051
Los Angeles Community College District, Series 2010-E, 6.750%, 8/1/49 GO	2,635,000	4,151
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	2,835,000	4,288
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	3,125,000	4,802
Ohio State University, 4.800%, 6/1/2111 RB	1,065,000	1,189
Port Authority of New York & New Jersey, 4.458%, 10/1/62 RB	3,585,000	4,089
Province of Ontario, 1.250%, 6/17/19 GO	3,262,000	3,271
Province of Ontario, 1.625%, 1/18/19 GO	4,715,000	4,780

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Municipal Bonds (1.4%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds continued
Province of Ontario, 2.500%, 4/27/26 GO	2,727,000	2,809
State of California, Series 2010, 7.600%, 11/1/40 GO	2,390,000	3,848

Total Municipal Bonds (Cost: $37,144)		39,278

Structured Products (49.3%)
Structured Products (49.3%)
Ally Master Owner Trust, Series 2014-5, Class A1, 0.932%, 10/15/19	5,726,000	5,703
Ally Master Owner Trust, Series 2015-2, Class A1, 1.012%, 1/15/21	3,417,000	3,414
Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/19	2,743,000	2,749
Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/19	12,352,000	12,391
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.614%, 2/14/43 IO	3,542,607	11
Avis Budget Rental Car Funding (AESOP) LLC, Series 2016-2A, Class A, 2.720%, 11/20/22	4,532,000	4,606
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	3,483,000	3,501
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/21 144A	2,030,000	2,059
Bank of The West Auto Trust, Series 2014-1, Class A3, 1.090%, 3/15/19 144A	2,005,622	2,005
California Republic Auto Receivables Trust, Series 2015-2, Class A3, 1.310%, 8/15/19	1,711,000	1,712
California Republic Auto Receivables Trust, Series 2016-2, Class A2, 1.340%, 3/15/19	1,803,000	1,804
California Republic Auto Receivables Trust, Series 2015-4, Class A2, 1.600%, 9/17/18 144A	1,949,736	1,953
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.820%, 9/15/20	2,888,000	2,908
California Republic Auto Receivables Trust, Series 2016-2, Class A4, 1.830%, 12/15/21	3,169,000	3,181
California Republic Auto Receivables Trust, Series 2016-1, Class A3, 1.890%, 5/15/20	3,536,000	3,564
California Republic Auto Receivables Trust, Series 2016-1, Class A4, 2.240%, 10/15/21	1,969,000	2,006
California Republic Auto Receivables Trust, Series 2015-4, Class A4, 2.580%, 6/15/21 144A	2,865,000	2,942
Capital Auto Receivables Asset Trust, Series 2014-3, Class A2, 1.180%, 12/20/17	5,476,552	5,478

Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Capital Auto Receivables Asset Trust, Series 2015-2, Class A2, 1.390%, 9/20/18	1,707,000	1,709
Capital Auto Receivables Asset Trust, Series 2016-1, Class A2A, 1.500%, 11/20/18	4,600,000	4,611
Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/19	2,821,000	2,834
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 3/20/19	2,289,000	2,295
Capital Auto Receivables Asset Trust, Series 2014-1, Class A4, 1.690%, 10/22/18	3,432,000	3,443
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	3,384,000	3,407
Capital Auto Receivables Asset Trust, Series 2016-1, Class A3, 1.730%, 4/20/20	3,740,000	3,761
Capital Auto Receivables Asset Trust, Series 2015-4, Class A3, 1.830%, 3/20/20	3,631,000	3,655
Capital Auto Receivables Asset Trust, Series 2015-1, Class A4, 1.860%, 10/21/19	5,656,000	5,709
Capital Auto Receivables Asset Trust, Series 2015-3, Class A3, 1.940%, 1/21/20	3,714,000	3,757
Capital Auto Receivables Asset Trust, Series 2015-2, Class A4, 1.970%, 1/21/20	5,017,000	5,051
Capital Auto Receivables Asset Trust, Series 2016-1, Class A4, 1.980%, 10/20/20	1,690,000	1,706
Capital Auto Receivables Asset Trust, Series 2015-4, Class A4, 2.010%, 7/20/20	1,879,000	1,889
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 0.900%, 2/15/22	12,050,000	12,071
Capital One Multi-Asset Execution Trust, Series 2016-A2, Class A2, 1.066%, 2/15/24	6,374,000	6,383
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A, 1.390%, 1/15/21	340,000	342
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.091%, 5/10/58	1,155,000	1,210
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A4, 4.961%, 4/15/44 144A	5,592,000	6,224
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 144A	5,770,000	5,801
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2, 0.732%, 5/26/20	1,683,000	1,684
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616%, 2/10/49	2,857,000	3,107
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.500%, 4/25/35	285,791	285
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A1, 0.719%, 3/10/46	507,541	506
Commercial Mortgage Pass Through Certificates, Series 2010-C1, Class A2, 3.830%, 7/10/46 144A	497,813	512
Commercial Mortgage Trust Pass Through Certificates, Series 2013-CR12, Class A1, 1.295%, 10/10/46	227,341	228

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Commercial Mortgage Trust Pass Through Certificates, Series 2013-CR11, Class A1, 1.468%, 10/10/46	645,393	647
Commercial Mortgage Trust Pass Through Certificates, Series 2012-CR4, Class A2, 1.801%, 10/15/45	955,000	957
Commercial Mortgage Trust Pass Through Certificates, Series 2012-CR1, Class A2, 2.350%, 5/15/45	2,993,409	3,015
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS4, Class A5, 3.694%, 8/10/47	868,000	938
Commercial Mortgage Trust Pass Through Certificates, Series 2014-CR19, Class A5, 3.796%, 8/10/47	2,978,000	3,277
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS6, Class AM, 4.048%, 12/10/47	2,400,000	2,608
Commercial Mortgage Trust Pass Through Certificates, Series 2013-CR10, Class A2, 2.972%, 8/10/46	1,137,000	1,170
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4, Class A6, 2.500%, 7/25/43 144A	5,355,805	5,273
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,717,119	1,729
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB, 3.533%, 11/15/48	582,000	622
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.808%, 11/15/48	1,097,000	1,208
Discover Card Execution Note Trust, Series 2016-A2, Class A2, 0.982%, 9/15/21	11,130,000	11,176
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.601%, 2/15/31 IO	6,091,321	35
Federal Home Loan Mortgage Corp., 2.540%, 7/1/42	2,337,367	2,414
Federal Home Loan Mortgage Corp., 2.757%, 8/1/44	1,336,799	1,392
Federal Home Loan Mortgage Corp., Series 271, Class 30, 3.000%, 8/15/42	658,619	686
Federal Home Loan Mortgage Corp., 3.000%, 1/15/43	9,478,641	9,834
Federal Home Loan Mortgage Corp., 3.000%, 7/15/43	16,912,945	17,520
Federal Home Loan Mortgage Corp., 3.000%, 2/15/45	14,876,213	15,445
Federal Home Loan Mortgage Corp., 3.092%, 2/1/45	2,327,366	2,430
Federal Home Loan Mortgage Corp., 3.135%, 2/1/41	1,940,849	2,027
Federal Home Loan Mortgage Corp., 3.500%, 11/1/29	873,425	929
Federal Home Loan Mortgage Corp., 3.500%, 1/1/30	341,632	366

Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal Home Loan Mortgage Corp., 3.500%, 4/1/30	8,824,073	9,492
Federal Home Loan Mortgage Corp., 3.500%, 6/1/30	2,035,908	2,190
Federal Home Loan Mortgage Corp., 3.500%, 7/1/30	4,717,031	5,075
Federal Home Loan Mortgage Corp., 3.500%, 8/1/30	7,856,702	8,384
Federal Home Loan Mortgage Corp., 3.500%, 9/1/30	340,286	365
Federal Home Loan Mortgage Corp., 3.500%, 10/1/30	3,433,505	3,691
Federal Home Loan Mortgage Corp., 3.500%, 11/1/30	7,236,229	7,778
Federal Home Loan Mortgage Corp., 3.500%, 12/1/30	4,414,428	4,734
Federal Home Loan Mortgage Corp., 3.500%, 1/1/31	7,829,876	8,426
Federal Home Loan Mortgage Corp., 3.500%, 2/1/31	738,076	794
Federal Home Loan Mortgage Corp., 3.500%, 4/1/31	2,339,616	2,518
Federal Home Loan Mortgage Corp., 3.500%, 6/1/31	1,362,000	1,466
Federal Home Loan Mortgage Corp., 3.500%, 7/1/32	10,548,226	11,304
Federal Home Loan Mortgage Corp., 3.500%, 11/1/35	178,335	192
Federal Home Loan Mortgage Corp., 3.500%, 12/1/35	1,728,769	1,854
Federal Home Loan Mortgage Corp., 3.500%, 4/1/42	1,323,754	1,417
Federal Home Loan Mortgage Corp., 3.500%, 9/1/42	11,100,000	11,667
Federal Home Loan Mortgage Corp., 3.500%, 7/1/43	841,079	902
Federal Home Loan Mortgage Corp., 3.500%, 8/1/43	2,407,205	2,577
Federal Home Loan Mortgage Corp., 3.500%, 4/1/44	10,074,547	10,800
Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	616,598	658
Federal Home Loan Mortgage Corp., 3.500%, 8/1/45	1,031,313	1,101
Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	541,517	578
Federal Home Loan Mortgage Corp., 3.500%, 12/1/45	10,248,856	10,937
Federal Home Loan Mortgage Corp., 3.500%, 1/1/46	1,847,519	1,972
Federal Home Loan Mortgage Corp., 3.500%, 2/1/46	15,052,185	16,065
Federal Home Loan Mortgage Corp., 3.500%, 3/1/46	7,156,249	7,638
Federal Home Loan Mortgage Corp., 3.500%, 4/1/46	1,027,889	1,089

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal Home Loan Mortgage Corp., 3.500%, 6/1/46	1,647,000	1,745
Federal Home Loan Mortgage Corp., 4.000%, 10/1/29	11,778,585	12,672
Federal Home Loan Mortgage Corp., 4.000%, 11/1/35	677,713	736
Federal Home Loan Mortgage Corp., 4.000%, 9/15/40	4,052,411	4,345
Federal Home Loan Mortgage Corp., 4.000%, 4/1/44	1,480,287	1,613
Federal Home Loan Mortgage Corp., 4.000%, 8/1/44	17,194,640	18,831
Federal Home Loan Mortgage Corp., 4.000%, 2/1/45	1,445,787	1,580
Federal Home Loan Mortgage Corp., 4.000%, 9/1/45	637,607	690
Federal Home Loan Mortgage Corp., 4.000%, 10/1/45	15,327,117	16,571
Federal Home Loan Mortgage Corp., 4.000%, 11/1/45	3,862,563	4,181
Federal Home Loan Mortgage Corp., 4.000%, 12/1/45	3,753,310	4,063
Federal Home Loan Mortgage Corp., 4.000%, 2/1/46	3,464,529	3,751
Federal Home Loan Mortgage Corp., 4.000%, 4/1/46	831,408	901
Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	4,231,208	4,581
Federal Home Loan Mortgage Corp., 4.500%, 8/1/20	7,546,422	7,793
Federal Home Loan Mortgage Corp., 5.000%, 6/1/44	3,058,573	3,449
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.000%, 4/15/32	705,114	807
Federal Home Loan Mortgage Corp. TBA, 3.500%, 8/1/42	37,700,000	39,697
Federal National Mortgage Association, 2.431%, 6/1/42	2,150,279	2,222
Federal National Mortgage Association, 2.457%, 2/1/42	5,444,558	5,701
Federal National Mortgage Association, Series 2016-M6, Class A2, 2.488%, 5/25/26	5,480,000	5,613
Federal National Mortgage Association, 2.672%, 5/1/38	4,254,176	4,498
Federal National Mortgage Association, 2.727%, 1/1/45	143,844	149
Federal National Mortgage Association, 2.751%, 1/1/45	4,206,935	4,385
Federal National Mortgage Association, 2.829%, 5/1/43	1,175,193	1,226
Federal National Mortgage Association, Series 2012-112, Class DA, 3.000%, 10/25/42	983,415	1,017
Federal National Mortgage Association, 3.000%, 12/1/42	1,662,193	1,747
Federal National Mortgage Association, Series 2012-134, Class LC, 3.000%, 12/25/42	271,134	284

Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 3.000%, 1/1/43	2,972,625	3,123
Federal National Mortgage Association, 3.000%, 5/1/43	2,471,335	2,604
Federal National Mortgage Association, 3.000%, 6/1/43	10,659,173	11,195
Federal National Mortgage Association, 3.187%, 10/1/43	2,341,253	2,461
Federal National Mortgage Association, 3.500%, 12/1/29	2,687,273	2,879
Federal National Mortgage Association, 3.500%, 1/1/30	4,185,793	4,499
Federal National Mortgage Association, 3.500%, 2/1/30	3,702,988	3,968
Federal National Mortgage Association, 3.500%, 7/1/30	3,253,994	3,495
Federal National Mortgage Association, 3.500%, 8/1/30	1,875,906	2,017
Federal National Mortgage Association, 3.500%, 1/1/31	3,617,351	3,873
Federal National Mortgage Association, 3.500%, 2/1/31	8,250,146	8,843
Federal National Mortgage Association, 3.500%, 4/1/31	1,840,154	1,980
Federal National Mortgage Association, 3.500%, 5/1/31	7,247,554	7,798
Federal National Mortgage Association, 3.500%, 4/1/31	9,803,486	10,535
(n)Federal National Mortgage Association, 3.500%, 7/1/31	5,262,000	5,662
Federal National Mortgage Association, 3.500%, 9/1/32	3,493,077	3,757
Federal National Mortgage Association, 3.500%, 6/1/33	2,911,683	3,132
Federal National Mortgage Association, 3.500%, 9/1/33	695,217	748
Federal National Mortgage Association, 3.500%, 6/1/35	5,356,145	5,761
Federal National Mortgage Association, 3.500%, 10/1/35	305,072	328
Federal National Mortgage Association, 3.500%, 11/1/35	9,872,564	10,598
Federal National Mortgage Association, 3.500%, 3/1/36	783,982	843
Federal National Mortgage Association, 3.500%, 10/1/41	1,064,753	1,140
Federal National Mortgage Association, 3.500%, 6/1/42	3,505,001	3,748
Federal National Mortgage Association, 3.500%, 11/1/42	851,767	915
Federal National Mortgage Association, 3.500%, 2/1/43	1,601,281	1,720
Federal National Mortgage Association, 3.500%, 3/1/43	6,735,971	7,245
Federal National Mortgage Association, 3.500%, 6/1/43	939,718	1,003

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 3.500%, 7/1/43	2,436,094	2,606
Federal National Mortgage Association, 3.500%, 1/1/44	3,122,487	3,358
Federal National Mortgage Association, 3.500%, 3/1/44	1,799,483	1,926
Federal National Mortgage Association, 3.500%, 3/1/45	5,067,399	5,410
Federal National Mortgage Association, 3.500%, 6/1/45	14,825,293	15,829
Federal National Mortgage Association, 3.500%, 8/1/45	13,229,896	14,125
Federal National Mortgage Association, 3.500%, 10/1/45	1,619,850	1,729
Federal National Mortgage Association, 3.500%, 11/1/45	3,404,028	3,634
Federal National Mortgage Association, 3.500%, 1/1/46	4,515,441	4,837
Federal National Mortgage Association, 3.500%, 2/1/46	3,220,107	3,438
Federal National Mortgage Association, 3.500%, 3/1/46	2,764,863	2,927
Federal National Mortgage Association, 3.500%, 4/1/46	11,699,804	12,531
Federal National Mortgage Association, 3.500%, 5/1/46	1,333,105	1,428
(n)Federal National Mortgage Association, 3.500%, 7/1/46	1,670,000	1,783
Federal National Mortgage Association, 4.000%, 3/1/29	7,649,830	8,174
Federal National Mortgage Association, 4.000%, 11/1/29	11,056,022	11,881
Federal National Mortgage Association, 4.000%, 11/1/35	687,511	748
Federal National Mortgage Association, 4.000%, 11/1/40	1,373,419	1,496
Federal National Mortgage Association, 4.000%, 12/1/40	3,802,664	4,141
Federal National Mortgage Association, 4.000%, 9/1/41	163,522	179
Federal National Mortgage Association, 4.000%, 10/1/41	1,532,739	1,672
Federal National Mortgage Association, 4.000%, 11/1/41	278,286	305
Federal National Mortgage Association, 4.000%, 12/1/41	352,446	386
Federal National Mortgage Association, 4.000%, 1/1/42	3,773,673	4,107
Federal National Mortgage Association, 4.000%, 8/1/43	2,667,105	2,908
Federal National Mortgage Association, 4.000%, 9/1/43	6,922,396	7,534
Federal National Mortgage Association, 4.000%, 10/1/43	4,618,461	5,035
Federal National Mortgage Association, 4.000%, 12/1/44	852,170	924

Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 4.000%, 4/1/45	1,203,090	1,313
Federal National Mortgage Association, 4.000%, 5/1/45	1,643,403	1,778
Federal National Mortgage Association, 4.000%, 6/1/45	7,946,427	8,709
Federal National Mortgage Association, 4.000%, 7/1/45	394,534	433
Federal National Mortgage Association, 4.000%, 8/1/45	1,542,876	1,693
Federal National Mortgage Association, 4.000%, 9/1/45	3,579,977	3,925
Federal National Mortgage Association, 4.000%, 10/1/45	1,368,322	1,481
Federal National Mortgage Association, 4.000%, 11/1/45	6,819,467	7,461
Federal National Mortgage Association, 4.000%, 12/1/45	3,300,249	3,605
Federal National Mortgage Association, 4.000%, 1/1/46	2,445,361	2,664
Federal National Mortgage Association, 4.000%, 2/1/46	1,257,081	1,380
Federal National Mortgage Association, 4.000%, 3/1/46	5,691,748	6,180
Federal National Mortgage Association, 4.000%, 4/1/46	2,131,151	2,313
Federal National Mortgage Association, 4.373%, 4/1/40	1,835,939	1,955
Federal National Mortgage Association, 4.500%, 1/1/20	3,473,713	3,582
Federal National Mortgage Association, 4.500%, 2/1/44	17,827,298	19,825
Federal National Mortgage Association, 4.500%, 3/1/44	2,192,064	2,457
Federal National Mortgage Association, 4.500%, 4/1/44	6,855,401	7,628
Federal National Mortgage Association, 4.500%, 6/1/44	3,021,442	3,349
Federal National Mortgage Association, 4.500%, 12/1/45	419,281	468
Federal National Mortgage Association, 4.500%, 2/1/46	156,038	175
Federal National Mortgage Association, 5.000%, 1/1/40	2,868,125	3,255
Federal National Mortgage Association, 6.750%, 4/25/18	6,487	6
Federal National Mortgage Association, Series 2007-108, Class AN, 8.152%, 11/25/37	692,962	846
Federal National Mortgage Association Strip, Series 411, Class A3, 3.000%, 8/25/42	23,113,615	23,739
Federal National Mortgage Association TBA, 3.000%, 8/1/28	19,000,000	19,898
Federal National Mortgage Association TBA, 3.000%, 8/1/44	11,100,000	11,498
Federal National Mortgage Association TBA, 3.500%, 9/1/26	3,800,000	4,015

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association TBA, 3.500%, 8/1/41	8,800,000	9,274
Federal National Mortgage Association TBA, 3.500%, 9/1/41	9,100,000	9,576
Ford Credit auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/27	7,622,000	7,662
Ford Credit Auto Owner Trust, Series 2016-B, Class A4, 1.520%, 8/15/21	1,564,000	1,571
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/25 144A	5,150,000	5,254
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.310%, 8/15/27 144A	10,322,000	10,538
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.440%, 1/15/27 144A	5,493,000	5,642
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A2, 0.901%, 1/15/22	3,433,000	3,423
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.200%, 2/15/19	1,643,000	1,647
Ford Credit Floorplan Master Owner Trust, Series 2016-1, Class A2, 1.329%, 2/15/21	2,341,000	2,350
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, 1.920%, 1/15/19	2,734,000	2,745
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class CSA, 5.286%, 12/17/39 144A	662,564	662
Government National Mortgage Association, 3.000%, 9/1/45	26,900,000	28,008
Government National Mortgage Association, 3.500%, 7/1/45	1,800,000	1,910
Government National Mortgage Association, 4.000%, 10/15/41	505,305	553
Government National Mortgage Association, 4.000%, 2/15/42	771,861	844
Government National Mortgage Association, 4.000%, 10/15/43	517,197	566
Government National Mortgage Association, 4.000%, 3/15/45	1,518,226	1,662
Government National Mortgage Association, 4.000%, 5/15/45	356,633	390
Government National Mortgage Association, 4.000%, 8/15/45	1,238,931	1,356
Government National Mortgage Association, 4.000%, 9/15/45	438,226	480
Government National Mortgage Association, 4.000%, 9/20/45	2,830,128	3,083
Government National Mortgage Association, 4.000%, 10/15/45	764,073	837
Government National Mortgage Association, 4.000%, 10/20/45	1,635,488	1,782
Government National Mortgage Association, 4.000%, 11/15/45	1,142,103	1,247
Government National Mortgage Association, 4.000%, 11/20/45	1,474,706	1,608
Government National Mortgage Association, 4.000%, 1/20/46	509,162	555

Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Government National Mortgage Association, 4.000%, 2/20/46	4,117,469	4,486
Government National Mortgage Association, 4.000%, 3/20/46	7,879,037	8,516
Government National Mortgage Association, 4.000%, 4/15/46	535,199	586
Government National Mortgage Association, 4.000%, 4/20/46	671,592	732
Government National Mortgage Association, 4.000%, 5/20/46	2,998,555	3,266
Government National Mortgage Association, 4.000%, 6/15/46	201,000	220
Government National Mortgage Association, 4.000%, 6/20/46	10,083,000	10,834
Government National Mortgage Association, 4.500%, 3/15/41	925,294	1,043
Government National Mortgage Association, 4.500%, 4/15/45	132,624	149
Government National Mortgage Association, 4.500%, 5/20/45	1,002,988	1,095
Government National Mortgage Association, 4.500%, 6/20/45	2,131,749	2,342
Government National Mortgage Association, 4.500%, 7/20/45	1,596,615	1,734
Government National Mortgage Association, 4.500%, 8/20/45	963,559	1,049
Government National Mortgage Association, 4.500%, 9/20/45	337,887	373
Government National Mortgage Association, 4.500%, 10/20/45	144,830	159
Government National Mortgage Association, 4.500%, 1/15/46	280,428	314
Government National Mortgage Association, 4.500%, 1/20/46	267,839	294
Government National Mortgage Association, 4.500%, 2/20/46	293,984	323
Government National Mortgage Association, 5.000%, 11/20/45	512,813	567
Government National Mortgage Association TBA, 3.000%, 7/1/45	8,100,000	8,469
Government National Mortgage Association TBA, 3.000%, 8/1/45	20,900,000	21,810
Government National Mortgage Association TBA, 3.500%, 8/1/45	32,100,000	34,025
GS Mortgage Securities Trust, Series 2011-GC5, Class A2, 2.999%, 8/10/44	994,063	994
GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	156,785	157
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A2, 2.318%, 5/10/45	3,089,335	3,104
GS Mortgage Securities Trust, Series 2012-GCJ7, Class AAB, 2.935%, 5/10/45	423,000	439
GS Mortgage Securities Trust, Series 2015-GC34, Class AAB, 3.278%, 10/10/48	1,350,000	1,443
GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648%, 1/10/47	65,000	71

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 2.730%, 3/25/21 144A	1,743,000	1,781
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.270%, 7/25/20	3,577,000	3,604
Hertz Vehicle Financing LLC, Series 2016-4, Class A, 2.650%, 7/15/22	3,207,000	3,231
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.010%, 2/15/19	1,093,412	1,094
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1, 5.314%, 1/25/51 144A	5,778,720	6,834
JP Morgan Chase Commercial Mortgage Securities, Series 2015-JP1, Class ASB, 3.733%, 1/15/49	666,000	729
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2, 1.678%, 12/15/47	1,094,878	1,100
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 4.070%, 11/15/43 144A	1,055,000	1,136
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3, 4.106%, 7/15/46 144A	5,015,422	5,245
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2, 4.311%, 8/5/32 144A	2,012,000	2,169
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	1,687,060	1,713
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	831,907	842
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3, 2.912%, 10/15/48	2,933,000	3,038
JPMBB Commercial Mortgage Securities Trust, Series 2016-C2, Class ASB, 2.954%, 6/15/49	2,331,000	2,435
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, 2.976%, 11/15/45	1,126,152	1,163
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class ASB, 3.316%, 3/15/49	2,385,000	2,545
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB, 3.407%, 11/15/47	12,477,000	13,399
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class ASB, 3.540%, 8/15/48	916,000	992
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS, 4.226%, 7/15/48	2,606,000	2,875
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.000%, 9/25/19	54,989	55

Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.250%, 11/25/23	200,496	202
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.250%, 12/25/24	282,242	291
Mid-State Trust, Series 6, Class A3, 7.540%, 7/1/35	149,329	157
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	1,150,288	1,164
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class ASB, 3.288%, 1/15/49	2,393,000	2,547
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451%, 7/15/50	708,000	763
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1, 1.711%, 3/15/49	1,724,637	1,732
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2, 3.224%, 7/15/49	827,672	828
Morgan Stanley Capital I Trust, Series 2011-C2, Class A2, 3.476%, 6/15/44	503,535	505
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 1.134%, 9/16/24 144A	3,068,126	3,045
Navient Private Education Loan Trust, Series 2014-AA, Class A2B, 1.684%, 2/15/29 144A	2,421,000	2,402
Navient Private Education Loan Trust, Series 2015-CA, Class A, 1.744%, 1/16/35 144A	2,651,897	2,659
Navient Private Education Loan Trust, Series 2015-CA, Class B, 3.250%, 5/15/40 144A	2,181,000	2,190
Navient Student Loan Trust, Series 2014-8, Class A2, 0.862%, 4/25/23	1,966,000	1,954
Navient Student Loan Trust, Series 2015-AA, Class A2B, 1.397%, 12/15/28 144A	1,156,000	1,139
Navient Student Loan Trust, Series 2016-AA, Class A1, 1.534%, 12/15/25 144A	2,359,579	2,362
Navient Student Loan Trust, Series 2014-8, Class B, 1.922%, 7/26/49	2,092,000	1,853
Navient Student Loan Trust, Series 2016-AA, Class A2B, 2.584%, 12/15/45 144A	4,422,000	4,445
Navient Student Loan Trust, Series 2015-AA, Class A2A, 2.650%, 12/15/28 144A	10,107,000	10,278
Navient Student Loan Trust, Series 2016-AA, Class A2A, 3.910%, 12/15/45 144A	4,394,000	4,645
Nelnet Student Loan Trust, Series 2004-3, Class A5, 0.414%, 10/27/36	384,773	366
Nelnet Student Loan Trust, Series 2005-1, Class A5, 0.430%, 10/25/33	1,819,000	1,708
Nelnet Student Loan Trust, Series 2004-4, Class A5, 0.480%, 1/25/37	3,970,797	3,800
Nelnet Student Loan Trust, Series 2005-2, Class A5, 0.686%, 3/23/37	3,987,000	3,730
Nelnet Student Loan Trust, Series 2005-3, Class A5, 0.706%, 12/24/35	4,272,441	4,016

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Nelnet Student Loan Trust, Series 2005-4, Class A4, 0.766%, 3/22/32	1,616,000	1,459
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.500%, 10/25/18	45,413	46
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A, 1.380%, 7/15/19	4,797,000	4,798
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.000%, 5/25/43 144A	3,061,586	3,106
SLM Private Education Loan Trust, Series 2013-B, Class A1, 0.981%, 7/15/22 144A	1,130,311	1,130
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.431%, 8/15/23 144A	340,306	340
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.850%, 6/17/30 144A	4,040,000	4,035
SLM Private Education Loan Trust, Series 2012-E, Class A2B, 2.184%, 6/15/45 144A	1,782,000	1,793
SLM Private Education Loan Trust, Series 2014-A, Class A2A, 2.590%, 1/15/26 144A	1,388,000	1,404
SLM Private Education Loan Trust, Series 2013-C, Class A2A, 2.940%, 10/15/31 144A	1,977,000	2,024
SLM Private Education Loan Trust, Series 2012-D, Class A2, 2.950%, 2/15/46 144A	4,168,000	4,219
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.740%, 2/15/29 144A	3,590,000	3,678
SLM Private Education Loan Trust, Series 2012-A, Class A2, 3.830%, 1/17/45 144A	1,945,000	2,027
SLM Private Education Loan Trust, Series 2011-A, Class A2, 4.370%, 4/17/28 144A	1,390,920	1,435
SLM Student Loan Trust, Series 2007-3, Class A3, 0.335%, 4/25/19	7,129,429	7,086
SLM Student Loan Trust, Series 2007-2, Class A4, 0.355%, 7/25/22	6,060,000	5,681
SLM Student Loan Trust, Series 2006-9, Class A4, 0.365%, 10/25/22	538,548	538
SLM Student Loan Trust, Series 2007-5, Class A5, 0.375%, 1/25/24	1,844,356	1,794
SLM Student Loan Trust, Series 2005-5, Class A3, 0.395%, 4/25/25	998,112	990
SLM Student Loan Trust, Series 2005-5, Class A4, 0.435%, 10/25/28	6,078,000	5,712
SLM Student Loan Trust, Series 2005-6, Class A6, 0.435%, 10/27/31	7,331,000	7,001
SLM Student Loan Trust, Series 2004-3, Class A5, 0.465%, 7/25/23	4,485,422	4,436
SLM Student Loan Trust, Series 2007-2, Class B, 0.465%, 7/25/25	1,426,000	1,123
SLM Student Loan Trust, Series 2014-2, Class A2, 0.772%, 10/25/21	4,904,141	4,879
SLM Student Loan Trust, Series 2005-7, Class A4, 0.788%, 10/25/29	802,000	764
SLM Student Loan Trust, Series 2004-10, Class A6A, 0.827%, 4/27/26 144A	6,682,000	6,618
SLM Student Loan Trust, Series 2014-2, Class A3, 1.012%, 3/25/55	7,877,000	7,509

Structured Products (49.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
SLM Student Loan Trust, Series 2013-6, Class A3, 1.096%, 6/25/55	5,102,000	4,990
SLM Student Loan Trust, Series 2012-6, Class A3, 1.172%, 5/26/26	3,807,000	3,691
SLM Student Loan Trust, Series 2013-A, Class A2B, 1.381%, 5/17/27 144A	2,834,000	2,829
SLM Student Loan Trust, Series 2012-6, Class B, 1.422%, 4/27/43	3,000,000	2,577
SLM Student Loan Trust, Series 2013-A, Class A2A, 1.770%, 5/17/27 144A	1,313,000	1,311
SLM Student Loan Trust, Series 2012-7, Class B, 2.222%, 9/25/43	4,250,000	3,728
SMB Private Education Loan Trust, Series 2015-A, Class A1, 0.931%, 7/17/23 144A	831,574	830
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1.136%, 5/15/23 144A	3,651,000	3,646
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 1.207%, 6/15/27 144A	3,752,000	3,677
SMB Private Education Loan Trust, Series 2015-C, Class A1, 1.231%, 7/15/22 144A	3,278,366	3,284
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 1.531%, 7/15/27 144A	4,050,000	4,007
SMB Private Education Loan Trust, Series 2015-C, Class A2B, 1.731%, 7/15/27 144A	2,048,000	2,046
SMB Private Education Loan Trust, Series 2016-A, Class A2B, 1.936%, 5/15/31 144A	5,299,000	5,292
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.490%, 6/15/27 144A	5,101,000	5,145
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 2.700%, 5/15/31 144A	6,939,000	7,034
SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.750%, 7/15/27 144A	4,729,000	4,829
SMB Private Education Loan Trust, Series 2015-B, Class A2A, 2.980%, 7/15/27 144A	3,236,000	3,334
(n)STRU CITI-3263 LA, 3.500%, 9/15/40	5,385,000	5,742
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A, 2.210%, 5/15/24	8,348,000	8,503
Trade MAPS, Ltd., Series 2013-1A, Class A, 0.993%, 12/10/18 144A	9,100,000	9,064
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113%, 5/10/63	2,017,000	2,031
World Financial Network Credit Card Master Trust, Series 2014-C, Class A, 1.540%, 8/16/21	569,000	571

Total Structured Products (Cost: $1,395,912)		1,409,295

Total Investments (104.9%) (Cost: $2,944,085)(a)		2,997,877

Other Assets, Less Liabilities (-4.9%)		(141,310)

Net Assets (100.0%)		2,856,567

The Accompanying Notes are an Integral Part of the Financial Statements.

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*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the value of these securities (in thousands) was $348,378 representing 12.2% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $2,944,085 and the net unrealized appreciation of investments based on that cost was $53,792 which is comprised of $59,806 aggregate gross unrealized appreciation and $6,014 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(d)	Defaulted Security

(n)	Security issued on a when-issued basis.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Governments	$—	$907,252	$—
Municipal Bonds	—	39,278	—
Corporate Bonds	—	642,052	—
Structured Products	—	1,409,295	—

Total Assets:	$—	$2,997,877	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee is to timely repayment of the principal and interest if held to maturity, and does not apply to derivative securities held by the Portfolio. Guarantee does not eliminate market risk. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio (unaudited)

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$ 1,149.07	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Corporate Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities (0.5%)
Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/46	600,000	622

Total Corporate Bonds (Cost: $599)		622

Governments (101.2%)
US Government & Agencies (101.2%)
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	136
Federal National Mortgage Association, 6.250%, 5/15/29	2,000,000	2,913
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,098
Financing Corp., 8.600%, 9/26/19	700,000	868
Israel Government AID Bond, 0.000%, 2/15/23	100,000	88
Israel Government AID Bond, 5.500%, 9/18/33	300,000	420
Israel Government AID Bond, 5.500%, 9/18/23	800,000	1,012
Residual Funding Corp. Stripped, 0.000%, 4/15/30	4,800,000	3,459
Residual Funding Corp. Stripped, 0.000%, 10/15/20	2,000,000	1,903
Resolution Funding Corp. Stripped, 0.000%, 4/15/28	400,000	303
Tennessee Valley Authority, 4.625%, 9/15/60	200,000	249
Tennessee Valley Authority Stripped, 0.000%, 5/1/30	500,000	331
US Treasury, 0.750%, 2/15/45	762,180	765
US Treasury, 1.750%, 1/31/23	1,400,000	1,443
US Treasury, 2.000%, 2/15/25	3,300,000	3,453
US Treasury, 2.500%, 2/15/45	3,600,000	3,748
US Treasury, 2.500%, 2/15/46	1,900,000	1,978
US Treasury, 2.750%, 8/15/42	1,100,000	1,212
(k)US Treasury, 2.750%, 11/15/42	20,200,000	22,222
US Treasury, 2.875%, 5/15/43	4,200,000	4,723
US Treasury, 2.875%, 8/15/45	1,800,000	2,021
US Treasury, 3.000%, 11/15/44	2,800,000	3,219
US Treasury, 3.125%, 02/15/42	7,200,000	8,508
US Treasury, 3.125%, 2/15/43	7,850,000	9,253
US Treasury, 3.375%, 5/15/44	9,300,000	11,462
US Treasury, 3.750%, 11/15/43	300,000	396
US Treasury, 3.875%, 8/15/40	800,000	1,062
(b)US Treasury, 4.375%, 11/15/39	19,000,000	27,007
US Treasury, 4.375%, 5/15/40	100,000	142
US Treasury, 4.625%, 2/15/40	200,000	294
US Treasury, 5.500%, 8/15/28	500,000	715
US Treasury, 6.125%, 11/15/27	2,100,000	3,100
US Treasury Inflation Index Bond, 1.375%, 2/15/44	1,540,316	1,781
US Treasury Inflation Index Bond, 3.625%, 4/15/28	147,958	205
US Treasury Strip, 0.000%, 8/15/45	1,600,000	783
US Treasury Stripped, 0.000%, 5/15/33	1,000,000	710
US Treasury Stripped, 0.000%, 5/15/40	8,900,000	5,181
US Treasury Stripped, 0.000%, 5/15/42	800,000	435
US Treasury Stripped, 0.000%, 8/15/42	1,400,000	754
US Treasury Stripped, 0.000%, 11/15/42	600,000	320

Governments (101.2%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies continued
US Treasury Stripped, 0.000%, 5/15/43	200,000	105
US Treasury Stripped, 0.000%, 11/15/43	1,700,000	897
US Treasury Stripped, 0.000%, 2/15/45	200,000	99
Vessel Management Services, Inc., 3.432%, 8/15/36	571,000	602

Total Governments (Cost: $114,695)		131,375

Municipal Bonds (0.1%)
Municipal Bonds (0.1%)
Massachusetts Educational Financing Authority, Series 2008-1, 1.588%, 4/25/38 RB	102,364	101

Total Municipal Bonds (Cost: $102)		101

Structured Products (7.0%)
Structured Products (7.0%)
Core Industrial Trust, Series 2015-West, Class C, 3.494%, 2/10/37 144A0	300,000	304
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.677%, 7/25/330	2,074	2
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.875%, 8/25/330	2,066	2
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.672%, 2/15/190	4,657	5
Federal Home Loan Mortgage Corp., Series T61, Class 1A1, 1.810%, 7/25/440	16,450	17
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.000%, 8/15/320	2,200,000	2,304
Federal Home Loan Mortgage Corp., Series 4830, Class ZG, 3.000%, 4/15/530	633,881	600
Federal Home Loan Mortgage Corp., 4.000%, 9/15/440	2,144,767	2,473
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.500%, 2/15/340	462,238	517
Federal National Mortgage Association, Series 2007-114, Class A6, 0.653%, 10/27/370	30,557	31
Federal National Mortgage Association, 3.765%, 12/1/250	900,000	1,014
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.250%, 5/25/370	295,070	320
Federal National Mortgage Association, 5.000%, 6/1/350	103,066	115
Federal National Mortgage Association, 5.000%, 2/1/360	162,257	181
GS Mortgage Securities Trust, Series 2015-590M, 3.805%, 10/10/35 144A0	300,000	321
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.447%, 8/5/34 144A0	300,000	306
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.935%, 5/25/330	2,203	2

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Structured Products (7.0%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.853%, 12/15/33 144A0	167,441	162
SLM Student Loan Trust, Series 2008-9, Class A, 2.138%, 4/25/230	237,631	237
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 1.108%, 10/19/340	7,677	7
Sunset Mortgage Loan Co., Series 2015-NPL1, Class A, 4.459%, 9/16/45 144A0	209,059	210
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.769%, 3/25/340	20,380	20

Total Structured Products (Cost: $8,531)		9,150

Short-Term Investments (0.5%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies (0.5%)
Federal Home Loan Bank, 0.310%, 7/27/16	100,000	100
Federal Home Loan Bank, 0.340%, 8/24/16	300,000	300
Federal Home Loan Bank, 0.450%, 8/24/16	300,000	300

Total		700

Total Short-Term Investments (Cost: $700)		700

Total Investments (109.3%) (Cost: $124,627)(a)		141,948

Other Assets, Less Liabilities (-9.3%)		(12,068)

Net Assets (100.0%)		129,880

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the value of these securities (in thousands) was $1,303 representing 1.0% of the net assets.

RB — Revenue Bond

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $124,627 and the net unrealized appreciation of investments based on that cost was $17,321 which is comprised of $17,549 aggregate gross unrealized appreciation and $228 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2016, $5,453)	42	9/16	$133

(j)	Swap agreements outstanding on June 30, 2016.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	2.55%	4/36	1,900	USD	$55

					$55

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	2.15%	4/26	3,300	USD	$(51)
3-Month USD-LIBOR	2.25%	6/26	8,200	USD	(279)
3-Month USD-LIBOR	2.50%	6/46	3,200	USD	(287)

					$(617)

(k)	Cash or securities with an aggregate value of $22,222 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2016.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
US Government & Agency Bonds	$—	$131,375	$—
Municipal Bonds	—	101	—
Corporate Bonds	—	622	—
Structured Products	—	9,150	—
Short-Term Investments	—	700	—
Other Financial Instruments^
Futures	133	—	—
Interest Rate Swaps	—	55	—

Total Assets:	$133	$142,003	$—

Liabilities:
Other Financial Instruments^
Interest Rate Swaps	—	$(617)	—

Total Liabilities:	$—	$(617)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and

Inflation Protection Portfolio

Inflation Protection Portfolio (unaudited)

an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,054.29	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$2.97

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Inflation Protection Portfolio

Inflation Protection Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Corporate Bonds (15.4%)	Shares/ $ Par	Value $ (000’s)
Aerospace & Defense (0.2%)
L-3 Communications Corp., 5.200%, 10/15/19	50,000	54
Lockheed Martin Corp., 3.550%, 1/15/26	100,000	109
Lockheed Martin Corp., 3.800%, 3/1/45	200,000	204
Lockheed Martin Corp., 4.250%, 11/15/19	200,000	219

Total		586

Autos & Vehicle Parts (0.2%)
Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	202
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	202
Ford Motor Credit Co. LLC, 5.000%, 5/15/18	100,000	106
General Motors Co., 6.600%, 4/1/36	90,000	103
General Motors Financial Co., 5.250%, 3/1/26	80,000	87

Total		700

Banking (4.0%)
American Express Co., 1.550%, 5/22/18	350,000	352
American Express Credit Corp., 1.300%, 7/29/16	70,000	70
American Express Credit Corp., 2.250%, 5/5/21	200,000	204
Ameriprise Financial, Inc., 4.000%, 10/15/23	100,000	108
Bank of America Corp., 3.300%, 1/11/23	350,000	360
Bank of America Corp., 5.750%, 12/1/17	650,000	688
BNP Paribas SA, 2.400%, 12/12/18	150,000	153
Branch Banking & Trust Co., 3.800%, 10/30/26	200,000	220
Capital One Bank USA NA, 2.300%, 6/5/19	250,000	253
Capital One Financial Corp., 2.450%, 4/24/19	100,000	102
Capital One Financial Corp., 4.200%, 10/29/25	150,000	154
Capital One NA, 1.650%, 2/5/18	250,000	250
Citigroup, Inc., 1.750%, 5/1/18	200,000	201
Citigroup, Inc., 4.000%, 8/5/24	250,000	257
Citigroup, Inc., 4.050%, 7/30/22	300,000	316
Citigroup, Inc., 4.450%, 9/29/27	150,000	155
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	200,000	217
Credit Suisse/New York NY, 3.625%, 9/9/24	250,000	259
Discover Financial Services, 3.750%, 3/4/25	200,000	201
Fifth Third Bancorp, 4.300%, 1/16/24	60,000	64
Fifth Third Bank/Cincinnati OH, 2.875%, 10/1/21	250,000	258
The Goldman Sachs Group, Inc., 2.375%, 1/22/18	200,000	203
The Goldman Sachs Group, Inc., 2.900%, 7/19/18	100,000	103
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	500,000	524
The Goldman Sachs Group, Inc., 3.750%, 5/22/25	200,000	209
The Goldman Sachs Group, Inc., 3.850%, 7/8/24	150,000	159
The Goldman Sachs Group, Inc., 4.250%, 10/21/25	200,000	207
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	230,000	267
HSBC Holdings PLC, 2.950%, 5/25/21	200,000	202
HSBC Holdings PLC, 4.300%, 3/8/26	200,000	211
JPMorgan Chase & Co., 3.875%, 9/10/24	250,000	259
JPMorgan Chase & Co., 4.500%, 1/24/22	500,000	556
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	278
KeyBank NA / Cleveland OH, 3.400%, 5/20/26	250,000	254
Morgan Stanley, 3.875%, 1/27/26	400,000	425
Morgan Stanley, 5.000%, 11/24/25	670,000	733

Corporate Bonds (15.4%)	Shares/ $ Par	Value $ (000’s)
Banking continued
Morgan Stanley, 5.950%, 12/28/17	200,000	213
PNC Bank, N.A., 6.000%, 12/7/17	200,000	212
Suntrust Bank, 3.300%, 5/15/26	200,000	202
Synchrony Financial, 2.600%, 1/15/19	100,000	101
Synchrony Financial, 3.000%, 8/15/19	250,000	254
U.S. Bancorp, 3.600%, 9/11/24	400,000	431
Wells Fargo & Co., 3.000%, 4/22/26	200,000	204
Wells Fargo & Co., 3.550%, 9/29/25	175,000	186
Wells Fargo & Co., 4.125%, 8/15/23	100,000	108
Wells Fargo & Co., 4.400%, 6/14/46	200,000	204
Wells Fargo & Co., 5.625%, 12/11/17	400,000	425

Total		11,972

Basic Materials (0.2%)
Georgia-Pacific LLC, 2.539%, 11/15/19 144A	100,000	102
Georgia-Pacific LLC, 5.400%, 11/1/20 144A	140,000	159
International Paper Co., 6.000%, 11/15/41	150,000	178

Total		439

Capital Goods (0.1%)
Caterpillar Financial Services Corp., 1.250%, 11/6/17	60,000	60
Deere & Co., 2.600%, 6/8/22	60,000	62
John Deere Capital Corp., 3.150%, 10/15/21	290,000	311

Total		433

Chemicals (0.4%)
The Dow Chemical Co., 3.500%, 10/1/24	200,000	212
E.I. du Pont de Nemours & Co., 4.150%, 2/15/43	200,000	206
Eastman Chemical Co., 3.600%, 8/15/22	140,000	147
Ecolab, Inc., 4.350%, 12/8/21	360,000	407
LYB International Finance BV, 4.875%, 3/15/44	100,000	106
LyondellBasell Industries NV, 5.000%, 4/15/19	75,000	81
The Mosaic Co., 5.625%, 11/15/43	100,000	111

Total		1,270

Conglomerate & Diversified Manufacturing (0.3%)
Fortive Corp., 3.150%, 6/15/26 144A	200,000	206
General Electric Capital Corp., 2.100%, 12/11/19	250,000	258
General Electric Capital Corp., 4.375%, 9/16/20	100,000	111
General Electric Capital Corp., 4.650%, 10/17/21	100,000	115
Ingersoll-Rand Luxembourg Finance SA, 3.550%, 11/1/24	200,000	210
United Technologies Corp., 4.500%, 6/1/42	80,000	92

Total		992

Consumer Products & Retailing (1.0%)
CVS Health Corp., 2.750%, 12/1/22	500,000	516
Dollar General Corp., 3.250%, 4/15/23	200,000	208
The Home Depot, Inc., 4.200%, 4/1/43	200,000	224
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	60,000	57
McDonald’s Corp., 3.250%, 6/10/24	150,000	161
NIKE, Inc., 2.250%, 5/1/23	250,000	258
Reynolds American, Inc., 4.450%, 6/12/25	250,000	280
Unilever Capital Corp., 2.200%, 3/6/19	200,000	206
Wal-Mart Stores, Inc., 3.250%, 10/25/20	600,000	649

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Corporate Bonds (15.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Products & Retailing continued
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	404

Total		2,963

Electric Utilities (0.5%)
CMS Energy Corp., 6.250%, 2/1/20	100,000	115
Constellation Energy Group, Inc., 5.150%, 12/1/20	260,000	289
Dominion Resources, Inc., 3.625%, 12/1/24	200,000	210
Dominion Resources, Inc., 6.400%, 6/15/18	340,000	371
Duke Energy Corp., 3.550%, 9/15/21	150,000	160
Georgia Power Co., 4.300%, 3/15/42	100,000	110
Potomac Electric Power Co., 3.600%, 3/15/24	80,000	87
Virginia Electric and Power Co., 3.450%, 2/15/24	50,000	54

Total		1,396

Energy (0.3%)
Apache Corp., 4.750%, 4/15/43	225,000	231
ConocoPhillips Co., 2.400%, 12/15/22	400,000	396
Noble Energy, Inc., 4.150%, 12/15/21	330,000	347

Total		974

Finance (0.2%)
GE Capital International Funding Co., 2.342%, 11/15/20 144A	550,000	567

Total		567

Food & Beverage (0.5%)
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	200,000	234
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/19	100,000	116
Diageo Capital PLC, 2.625%, 4/29/23	200,000	208
General Mills, Inc., 3.150%, 12/15/21	450,000	480
Kraft Heinz Foods Co., 3.950%, 7/15/25 144A	200,000	217
Mondelez International, Inc., 4.000%, 2/1/24	100,000	109

Total		1,364

Healthcare (0.3%)
Catholic Health Initiatives, 2.950%, 11/1/22	100,000	102
Express Scripts Holding Co., 4.500%, 2/25/26	200,000	220
Express Scripts Holding Co., 7.250%, 6/15/19	100,000	115
Medtronic, Inc., 2.500%, 3/15/20	100,000	104
Medtronic, Inc., 3.500%, 3/15/25	80,000	87
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/20	150,000	152

Total		780

Insurance (1.1%)
ACE INA Holdings, Inc., 3.150%, 3/15/25	200,000	209
Aetna, Inc., 2.750%, 11/15/22	100,000	102
Aetna, Inc., 3.200%, 6/15/26	200,000	206
American International Group, Inc., 4.125%, 2/15/24	250,000	264
American International Group, Inc., 4.500%, 7/16/44	150,000	145
American International Group, Inc., 5.850%, 1/16/18	100,000	107
Berkshire Hathaway, Inc., 4.500%, 2/11/43	335,000	383
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	170
Liberty Mutual Group, Inc., 4.250%, 6/15/23 144A	100,000	106
Metropolitan Life Global Funding I, 3.000%, 1/10/23 144A	400,000	410

Corporate Bonds (15.4%)	Shares/ $ Par	Value $ (000’s)
Insurance continued
Prudential Financial, Inc., 2.300%, 8/15/18	100,000	102
Prudential Financial, Inc., 5.625%, 5/12/41	195,000	231
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24 144A	200,000	210
The Travelers Companies, Inc., 3.750%, 5/15/46	200,000	209
UnitedHealth Group, Inc., 4.250%, 3/15/43	150,000	164
Voya Financial, Inc., 2.900%, 2/15/18	153,000	156
XLIT, Ltd., 2.300%, 12/15/18	100,000	101

Total		3,275

Media (1.0%)
21st Century Fox America, Inc., 6.900%, 8/15/39	235,000	314
CBS Corp., 3.500%, 1/15/25	200,000	206
Comcast Corp., 6.500%, 11/15/35	200,000	278
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	381
NBCUniversal Media LLC, 5.150%, 4/30/20	540,000	612
Time Warner, Inc., 3.600%, 7/15/25	200,000	212
Time Warner, Inc., 4.050%, 12/15/23	150,000	165
Time Warner, Inc., 4.700%, 1/15/21	100,000	111
Viacom, Inc., 4.250%, 9/1/23	250,000	260
The Walt Disney Co., 2.350%, 12/1/22	500,000	517

Total		3,056

Metals & Mining (0.0%)
Barrick North America Finance LLC, 4.400%, 5/30/21	53,000	57

Total		57

Oil & Gas (0.8%)
BP Capital Markets PLC, 2.500%, 11/6/22	60,000	61
BP Capital Markets PLC, 2.750%, 5/10/23	200,000	202
Chevron Corp., 2.100%, 5/16/21	200,000	204
Chevron Corp., 2.427%, 6/24/20	100,000	103
Exxon Mobil Corp., 3.043%, 3/1/26	200,000	212
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	246
Petroleos Mexicanos, 3.500%, 1/30/23	130,000	122
Phillips 66, 4.650%, 11/15/34	200,000	213
Shell International Finance BV, 2.375%, 8/21/22	900,000	921
Total Capital SA, 2.125%, 8/10/18	100,000	102

Total		2,386

Pharmaceuticals (1.1%)
AbbVie, Inc., 2.900%, 11/6/22	200,000	204
Actavis Funding SCS, 3.450%, 3/15/22	600,000	623
Actavis Funding SCS, 3.850%, 6/15/24	150,000	157
Amgen, Inc., 3.625%, 5/22/24	140,000	150
Amgen, Inc., 5.850%, 6/1/17	90,000	94
Celgene Corp., 3.625%, 5/15/24	50,000	52
Gilead Sciences, Inc., 4.400%, 12/1/21	260,000	294
GlaxoSmithKline Capital PLC, 2.850%, 5/8/22	200,000	210
Merck & Co., Inc., 2.400%, 9/15/22	200,000	206
Mylan NV, 3.950%, 6/15/26 144A	200,000	202
Mylan, Inc., 2.550%, 3/28/19	100,000	101
Mylan, Inc., 2.600%, 6/24/18	70,000	71
Perrigo Finance PLC, 3.900%, 12/15/24	200,000	203
Roche Holdings, Inc., 3.350%, 9/30/24 144A	400,000	434

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Corporate Bonds (15.4%)	Shares/ $ Par	Value $ (000’s)
Pharmaceuticals continued
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	170,000	173

Total		3,174

Pipelines (0.7%)
Enbridge, Inc., 3.500%, 6/10/24	150,000	144
Energy Transfer Partners LP, 3.600%, 2/1/23	100,000	96
Energy Transfer Partners LP, 4.050%, 3/15/25	200,000	196
Energy Transfer Partners LP, 4.150%, 10/1/20	100,000	102
Enterprise Products Operating LLC, 3.750%, 2/15/25	200,000	209
Enterprise Products Operating LLC, 4.850%, 3/15/44	100,000	106
Kinder Morgan Energy Partners LP, 5.300%, 9/15/20	270,000	289
Magellan Midstream Partners LP, 5.150%, 10/15/43	150,000	160
Plains All American Pipeline LP / PAA Finance Corp., 3.650%, 6/1/22	200,000	196
Sunoco Logistics Partners Operations LP, 3.450%, 1/15/23	200,000	197
TransCanada PipeLines, Ltd., 2.500%, 8/1/22	100,000	99
Williams Partners LP, 4.125%, 11/15/20	80,000	79
Williams Partners LP, 4.300%, 3/4/24	200,000	188

Total		2,061

Real Estate Investment Trusts (0.4%)
Boston Properties, 3.650%, 2/1/26	150,000	160
DDR Corp., 4.750%, 4/15/18	60,000	63
Essex Portfolio LP, 3.625%, 8/15/22	100,000	105
Host Hotels & Resorts LP, 3.750%, 10/15/23	100,000	101
Kilroy Realty LP, 3.800%, 1/15/23	130,000	136
Kilroy Realty LP, 4.375%, 10/1/25	40,000	43
Ventas Realty LP / Ventas Capital Corp., 3.250%, 8/15/22	250,000	258
Welltower, Inc., 3.750%, 3/15/23	300,000	311

Total		1,177

Services (0.1%)
Republic Services, Inc., 3.800%, 5/15/18	100,000	104
Waste Management, Inc., 3.125%, 3/1/25	150,000	157
Waste Management, Inc., 3.500%, 5/15/24	100,000	108

Total		369

Technology (0.8%)
Apple, Inc., 1.000%, 5/3/18	100,000	100
Apple, Inc., 3.250%, 2/23/26	200,000	212
Cisco Systems, Inc., 1.600%, 2/28/19	200,000	203
Cisco Systems, Inc., 5.900%, 2/15/39	165,000	224
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 6/15/26 144A	140,000	146
Fidelity National Information Services, Inc., 3.500%, 4/15/23	100,000	104
Hewlett Packard Enterprise Co., 3.600%, 10/15/20 144A	130,000	136
Intuit, Inc., 5.750%, 3/15/17	140,000	145
Lam Research Corp., 3.900%, 6/15/26	210,000	221
Microsoft Corp., 2.125%, 11/15/22	180,000	183
Oracle Corp., 2.500%, 10/15/22	300,000	307
Oracle Corp., 3.400%, 7/8/24	150,000	161

Corporate Bonds (15.4%)	Shares/ $ Par	Value $ (000’s)
Technology continued
Oracle Corp., 5.750%, 4/15/18	300,000	325

Total		2,467

Telecommunications (0.8%)
American Tower Corp., 3.375%, 10/15/26	200,000	201
AT&T, Inc., 3.400%, 5/15/25	450,000	460
AT&T, Inc., 3.600%, 2/17/23	250,000	261
AT&T, Inc., 4.450%, 4/1/24	100,000	110
AT&T, Inc., 4.800%, 6/15/44	280,000	287
AT&T, Inc., 6.550%, 2/15/39	77,000	95
British Telecommunications PLC, 5.950%, 1/15/18	100,000	107
Crown Castle International Corp., 4.450%, 2/15/26	240,000	261
Deutsche Telekom International Finance BV, 6.750%, 8/20/18	130,000	145
Orange SA, 2.750%, 2/6/19	100,000	103
Verizon Communications, Inc., 4.400%, 11/1/34	150,000	155
Verizon Communications, Inc., 5.150%, 9/15/23	250,000	291

Total		2,476

Transportation (0.4%)
Burlington Northern Santa Fe LLC, 3.000%, 4/1/25	200,000	212
Burlington Northern Santa Fe LLC, 3.750%, 4/1/24	200,000	221
Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	100,000	118
CSX Corp., 4.250%, 6/1/21	200,000	219
Norfolk Southern Corp., 3.850%, 1/15/24	75,000	82
Norfolk Southern Corp., 5.750%, 4/1/18	100,000	108
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	102
Union Pacific Corp., 2.750%, 4/15/23	100,000	105

Total		1,167

Total Corporate Bonds (Cost: $44,184)		46,101

Governments (65.2%)	Shares/Par
Foreign Agencies (0.1%)
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	100,000	100
Statoil ASA, 2.450%, 1/17/23	250,000	253

Total		353

Foreign Governments (3.4%)
(f)Australia Government Bond, 4.000%, 8/20/20 AUD	715,000	1,002
(f)Canadian Government Bond, 4.250%, 12/1/21 CAD	741,134	723
(f)Canadian Government Bond, 4.250%, 12/1/26 CAD	1,460,540	1,649
(f)Italy Buoni Poliennali Del Tesoro, 2.350%, 9/15/24 EUR	2,944,021	3,753
(f)Italy Buoni Poliennali Del Tesoro, 3.100%, 9/15/26 EUR	1,982,493	2,721
(f)Japanese Government CPI Linked Bond, 1.100%, 12/10/16 JPY	53,707,500	531

Total		10,379

US Government & Agencies (61.6%)
Federal National Mortgage Association, 6.625%, 11/15/30	15,300,000	23,442
US Treasury Inflation Index Bond, 0.125%, 4/15/19	6,074,534	6,203
US Treasury Inflation Index Bond, 0.125%, 1/15/22	3,065,126	3,124
(b)US Treasury Inflation Index Bond, 0.125%, 7/15/22	9,882,565	10,105
US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,627,400	3,675

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Governments (65.2%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies continued
US Treasury Inflation Index Bond, 0.125%, 7/15/24	1,763,108	1,781
(b)US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,569,875	2,657
US Treasury Inflation Index Bond, 0.375%, 7/15/25	6,456,128	6,648
US Treasury Inflation Index Bond, 0.625%, 2/15/43	6,659,200	6,482
(b)US Treasury Inflation Index Bond, 0.625%, 7/15/21	10,083,332	10,612
(b)US Treasury Inflation Index Bond, 0.625%, 1/15/24	12,969,539	13,578
US Treasury Inflation Index Bond, 0.750%, 2/15/42	8,284,249	8,301
US Treasury Inflation Index Bond, 0.750%, 2/15/45	3,149,259	3,163
US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,329,641	6,770
(b)US Treasury Inflation Index Bond, 1.250%, 7/15/20	6,581,580	7,072
(b)US Treasury Inflation Index Bond, 1.375%, 2/15/44	8,858,264	10,240
US Treasury Inflation Index Bond, 1.375%, 1/15/20	1,770,016	1,890
US Treasury Inflation Index Bond, 1.750%, 1/15/28	4,561,891	5,333
US Treasury Inflation Index Bond, 1.875%, 7/15/19	2,240,780	2,424
US Treasury Inflation Index Bond, 2.000%, 1/15/26	1,988,729	2,340
US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,695,058	3,523
US Treasury Inflation Index Bond, 2.125%, 2/15/41	3,970,838	5,238
(k)US Treasury Inflation Index Bond, 2.375%, 1/15/25	8,439,582	10,077
US Treasury Inflation Index Bond, 2.375%, 1/15/27	2,639,384	3,238
(b)US Treasury Inflation Index Bond, 2.500%, 1/15/29	7,760,542	9,833
US Treasury Inflation Index Bond, 3.375%, 4/15/32	4,130,823	6,049
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,218,590	3,070
(b)US Treasury Inflation Index Bond, 3.875%, 4/15/29	5,675,241	8,174

Total		185,042

Yankee Sovereign (0.1%)
Mexico Government International Bond, 4.750%, 3/8/44	200,000	215

Total		215

Total Governments (Cost: $190,288)		195,989

Municipal Bonds (0.5%)
Municipal Bonds (0.5%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	35,000	51
City of San Francisco CA Public Utilities Commission Water Revenue, 6.950%, 11/1/50 RB	25,000	39
City Public Service Board of San Antonio TX, 5.985%, 2/1/39 RB	150,000	217
Los Angeles Community College District/CA, Series 2010-E, 6.750%, 8/1/49 GO	95,000	150
Los Angeles Department of Water and Power, 5.716%, 7/1/39 RB	15,000	20
Metropolitan Transportation Authority, Series 2010-E, 6.814%, 11/15/40 RB	50,000	73
Missouri Highway & Transportation Commission, 5.445%, 5/1/33 RB	100,000	127
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	100,000	151
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	50,000	64
Rutgers - The State University of New Jersey, 5.665%, 5/1/40 RB	55,000	71
Santa Clara Valley Transportation Authority, 5.876%, 4/1/32 RB	50,000	65

Municipal Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds continued
State of California, Series 2009, 7.550%, 4/1/39 GO	250,000	395
State of llinois, 5.100%, 6/1/33 GO	150,000	144
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	43

Total Municipal Bonds (Cost: $1,531)		1,610

Structured Products (19.9%)
Structured Products (19.9%)
Agate Bay Mortgage Trust, Series 2014-1, Class 1A6, 3.500%, 7/25/44 144A	1,905,158	1,971
Agate Bay Mortgage Trust, Series 2014-3, Class A2, 3.500%, 11/25/44 144A	1,231,153	1,266
Agate Bay Mortgage Trust, Series 2015-7, Class A3, 3.500%, 10/25/45 144A	2,143,404	2,197
Agate Bay Mortgage Trust, Series 2016-1, Class A3, 3.500%, 12/25/45 144A	1,723,933	1,774
Agate Bay Mortgage Trust, Series 2016-2, Class A3, 3.500%, 3/25/46 144A	1,255,580	1,290
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.446%, 6/17/31 144A	1,687,518	1,667
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/19 144A	625,000	626
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	750,000	754
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	750,000	785
BAMLL Commerical Mortgage Securities Trust, Series 2015-200P, Class A, 3.218%, 4/14/33 144A	825,000	873
BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/5/36 144A	1,120,000	1,192
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, 0.942%, 7/15/20 144A	725,000	725
Chesapeake Funding LLC, Series 2014-1A, Class A, 0.885%, 3/7/26 144A	472,496	471
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	60,685	63
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B, 4.803%, 2/10/49	880,000	968
Commercial Mortgage Trust Pass Through Certificates, Series 2015-CR22, Class AM, 3.603%, 3/10/48	900,000	954
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS5, Class AM, 4.193%, 9/10/47	850,000	931
Commercial Mortgage Trust Pass Through Certificates, Series 2014-CR15, Class AM, 4.426%, 2/10/47	1,000,000	1,122
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-3BP, Class A, 3.178%, 2/10/35 144A	875,000	922
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/37 144A	950,000	1,004

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Structured Products (19.9%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Core Industrial Trust, Series 2015-TEXW, Class B, 3.329%, 2/10/34 144A	725,000	752
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, 3.500%, 12/25/44 144A	300,000	316
Federal Home Loan Mortgage Corp., 4.000%, 5/1/42	5,348,951	5,799
Federal Home Loan Mortgage Corp., 4.500%, 4/1/41	4,022,058	4,440
Federal National Mortgage Association, 4.000%, 2/1/46	7,810,314	8,412
GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	1,000,000	1,068
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759%, 5/10/49	750,000	781
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.770%, 11/25/26 144A	450,234	443
Invitation Homes Trust, Series 2014-SFR3, Class A, 1.646%, 12/17/31 144A	563,861	560
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, 5/15/48 144A	950,000	1,004
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2, 2.500%, 3/25/43 144A	1,343,834	1,362
JP Morgan Mortgage Trust, Series 2014-5, Class A1, 3.000%, 10/25/29 144A	1,338,929	1,381
JP Morgan Mortgage Trust, Series 2016-1, Class A7, 3.500%, 5/25/46 144A	1,750,000	1,827
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, 4.341%, 8/15/47	700,000	750
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	675
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.517%, 12/15/46	375,000	422
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.446%, 7/13/29 144A	600,000	606
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	920,448	920
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.436%, 12/18/37	29,957	30
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.000%, 10/25/44 144A	496,068	501
Sequoia Mortgage Trust, Series 2014-4, Class A2, 3.500%, 11/25/44 144A	367,349	378
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.000%, 12/25/43 144A	282,772	293
Sierra Receivables Funding LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	300,590	301
Sierra Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	969,930	992
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 2.902%, 6/25/34	615,807	614
Thornburg Morgage Securities Trust, Series 2004-3, Class A, 1.186%, 9/25/44	465,688	425
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.500%, 2/25/55 144A	928,168	960

Structured Products (19.9%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 2.809%, 8/25/35	58,204	57
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 2.880%, 6/25/35	1,166,274	1,197
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 2.893%, 6/25/35	381,094	387
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.500%, 1/25/36	61,791	60
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.000%, 8/25/36	82,272	83
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 6.303%, 1/25/38	79,522	78
WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.500%, 6/20/44 144A	428,531	433

Total Structured Products (Cost: $58,447)		59,862

Short-Term Investments (1.8%)
Commercial Paper (1.8%)
(k)Credit Agricole Cib, 0.000%, 7/1/16	5,397,000	5,397

Total Short-Term Investments (Cost: $5,397)		5,397

Total Investments (102.8%) (Cost: $299,847)(a)		308,959

Other Assets, Less Liabilities (-2.8%)		(8,384)

Net Assets (100.0%)		300,575

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the value of these securities (in thousands) was $33,746 representing 11.2% of the net assets.

GO — General Obligation
RB — Revenue Bond

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $299,847 and the net unrealized appreciation of investments based on that cost was $9,112 which is comprised of $12,815 aggregate gross unrealized appreciation and $3,703 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2016, $30,736)	256	9/16	$537
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2016, $10,249)	63	9/16	(608)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2016, $3,752)	29	9/16	(104)
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2016, $16,997)	78	9/16	111
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2016, $6,811)	39	9/16	(458)
US Ultra Treasury Bond Futures (Short) (Total Notional Value at June 30, 2016, $2,988)	21	9/16	(71)

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on June 30, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	AUD	1,323	984	9/16	$—	$(31)	$(31)
Sell	HSBC Bank USA NA	CAD	3,002	2,324	9/16	—	(31)	(31)
Sell	HSBC Bank USA NA	EUR	5,763	6,416	9/16	35	—	35
Sell	HSBC Bank USA NA	JPY	53,989	524	9/16	—	(26)	(26)

						$35	$(88)	$(53)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
JPY — Japanese Yen

(j)	Swap agreements outstanding on June 30, 2016.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	$(178)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(159)

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.223%	CPURNSA Index Total Return at Maturity	5/18	2,500	$(140)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.210%	CPURNSA Index Total Return at Maturity	3/19	6,500	(335)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	3/19	4,500	(399)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(203)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(365)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(494)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index Total Return at Maturity	3/23	700	(109)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.140%	CPURNSA Index Total Return at Maturity	7/25	2,900	(166)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.528%	CPURNSA Index Total Return at Maturity	8/24	2,750	(348)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.790%	CPURNSA Index Total Return at Maturity	8/25	1,500	(35)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(266)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	(708)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.710%	CPURNSA Index Total Return at Maturity	2/20	1,000	(20)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.526%	CPURNSA Index Total Return at Maturity	5/23	5,500	(723)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.535%	CPURNSA Index Total Return at Maturity	5/23	1,000	(132)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.589%	CPURNSA Index Total Return at Maturity	7/24	1,400	(187)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.385%	CPURNSA Index Total Return at Maturity	9/24	4,000	(438)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.363%	CPURNSA Index Total Return at Maturity	9/24	3,500	(373)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.310%	CPURNSA Index Total Return at Maturity	9/24	1,400	(141)

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	$(553)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.784%	CPURNSA Index Total Return at Maturity	7/44	1,400	(548)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.870%	CPURNSA Index Total Return at Maturity	5/26	17,000	(239)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.920%	CPURNSA Index Total Return at Maturity	5/26	7,000	(139)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.770%	CPURNSA Index Total Return at Maturity	6/26	6,000	(25)

						$(7,423)

(k)	Cash of securities with an aggregate value of $15,474 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2016.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Governments	$—	$195,989	$—
Municipal Bonds	—	1,610	—
Corporate Bonds	—	46,101	—
Structured Products	—	59,862	—
Short-Term Investments	—	5,397	—
Other Financial Instruments^
Futures	648	—	—
Forward Currency Contracts	—	35	—

Total Assets:	$648	$308,994	$—

Liabilities:
Other Financial Instruments^
Futures	(1,241)	—	—
Forward Currency Contracts	—	(88)	—
Total Return Swaps	—	(7,423)	—

Total Liabilities:	$(1,241)	$(7,511)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

High Yield Bond Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio’s investments in convertible securities are subject to the risks associated with investments in equity securities, including market risk.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,078.06	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.31

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

High Yield Bond Portfolio

High Yield Bond Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Aerospace & Defense (1.0%)
TransDigm, Inc., 6.000%, 7/15/22	520,000	523
TransDigm, Inc., 6.375%, 6/15/26 144A	1,575,000	1,571
TransDigm, Inc., 6.500%, 7/15/24	4,725,000	4,793
TransDigm, Inc., 6.500%, 5/15/25	300,000	301

Total		7,188

Autos & Vehicle Parts (3.5%)
American Axle & Manufacturing, Inc., 6.250%, 3/15/21	2,335,000	2,422
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	950,000	1,016
Dana Financing Luxembourg Sarl, 6.500%, 6/1/26 144A	1,600,000	1,558
Gates Global LLC / Gates Global Co., 6.000%, 7/15/22 144A	3,280,000	2,870
The Goodyear Tire & Rubber Co., 5.000%, 5/31/26	1,325,000	1,350
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	1,025,000	1,058
International Automotive Components Group SA, 9.125%, 6/1/18 144A	1,975,000	1,975
JB Poindexter & Co., Inc., 9.000%, 4/1/22 144A	1,675,000	1,742
Lear Corp., 5.250%, 1/15/25	2,625,000	2,753
MPG Holdco I, Inc., 7.375%, 10/15/22	2,025,000	1,990
Omega US Sub LLC, 8.750%, 7/15/23 144A	1,400,000	1,372
Schaeffler Finance BV, 4.750%, 5/15/21 144A	1,070,000	1,093
Schaeffler Finance BV, 4.750%, 5/15/23 144A	375,000	381
(c)Schaeffler Holding Finance BV, 6.250%, 11/15/19 144A	440,000	458
(c)Schaeffler Holding Finance BV, 6.750%, 11/15/22 144A	1,630,365	1,793
(c)Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	314,940	321
Tenneco, Inc., 5.000%, 7/15/26	350,000	355
Tenneco, Inc., 5.375%, 12/15/24	750,000	778
ZF North America Capital, Inc., 4.750%, 4/29/25 144A	900,000	912

Total		26,197

Banking (1.4%)
Ally Financial, Inc., 2.750%, 1/30/17	475,000	477
Ally Financial, Inc., 3.500%, 1/27/19	895,000	890
Ally Financial, Inc., 3.750%, 11/18/19	4,950,000	4,962
Ally Financial, Inc., 4.125%, 2/13/22	800,000	794
Ally Financial, Inc., 4.625%, 5/19/22	450,000	453
Ally Financial, Inc., 5.750%, 11/20/25	2,975,000	2,983

Total		10,559

Basic Materials (8.7%)
Anixter, Inc., 5.125%, 10/1/21	3,125,000	3,172
Anixter, Inc., 5.500%, 3/1/23	275,000	280
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 4.625%, 5/15/23 144A	525,000	517
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 6.000%, 6/30/21 144A	2,425,000	2,407
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 6.250%, 1/31/19 144A	1,640,000	1,667

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Basic Materials continued
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.000%, 11/15/20 144A	302,647	297
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.250%, 5/15/24 144A	1,500,000	1,531
Ball Corp., 4.000%, 11/15/23	1,900,000	1,872
Ball Corp., 5.250%, 7/1/25	1,675,000	1,746
Belden, Inc., 5.250%, 7/15/24 144A	325,000	314
Belden, Inc., 5.500%, 9/1/22 144A	3,450,000	3,476
Berry Plastics Corp., 5.125%, 7/15/23	1,150,000	1,150
Berry Plastics Corp., 5.500%, 5/15/22	4,205,000	4,305
Berry Plastics Corp., 6.000%, 10/15/22	475,000	491
BWAY Holding Co., 9.125%, 8/15/21 144A	3,465,000	3,318
Clearwater Paper Corp., 5.375%, 2/1/25 144A	2,675,000	2,675
Cleaver-Brooks, Inc., 8.750%, 12/15/19 144A	1,875,000	1,861
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, 1/15/23	2,450,000	2,499
DH Services Luxembourg Sarl, 7.750%, 12/15/20 144A	2,425,000	2,540
Garda World Security Corp., 7.250%, 11/15/21 144A	520,000	420
The Hillman Group, Inc., 6.375%, 7/15/22 144A	3,000,000	2,670
Multi-Color Corp., 6.125%, 12/1/22 144A	3,125,000	3,195
Mustang Merger Corp., 8.500%, 8/15/21 144A	1,750,000	1,829
Owens-Brockway Glass Container, Inc., 5.000%, 1/15/22 144A	325,000	325
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 144A	2,350,000	2,332
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 144A	500,000	525
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25 144A	600,000	627
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 5.750%, 10/15/20	2,405,000	2,483
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 6.875%, 2/15/21	775,000	798
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 7.000%, 7/15/24 144A	225,000	232
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 8.250%, 2/15/21	3,660,000	3,829
Sealed Air Corp., 4.875%, 12/1/22 144A	1,675,000	1,723
Sealed Air Corp., 5.125%, 12/1/24 144A	1,950,000	2,001
Sealed Air Corp., 5.250%, 4/1/23 144A	125,000	129
Sealed Air Corp., 5.500%, 9/15/25 144A	325,000	338
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	3,575,000	3,419
Unifrax I LLC / Unifrax Holding Co., 7.500%, 2/15/19 144A	1,800,000	1,557

Total		64,550

Builders & Building Materials (2.5%)
Allegion PLC, 5.875%, 9/15/23	625,000	663
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21 144A	2,725,000	2,814

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Builders & Building Materials continued
American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23 144A	125,000	129
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	625,000	655
Building Materials Corp. of America, 6.000%, 10/15/25 144A	825,000	862
HD Supply, Inc., 5.250%, 12/15/21 144A	1,700,000	1,774
HD Supply, Inc., 5.750%, 4/15/24 144A	375,000	390
HD Supply, Inc., 7.500%, 7/15/20	300,000	314
Masonite International Corp., 5.625%, 3/15/23 144A	450,000	467
NCI Building Systems, Inc., 8.250%, 1/15/23 144A	1,675,000	1,800
Nortek, Inc., 8.500%, 4/15/21	3,300,000	3,424
RSI Home Products, Inc., 6.500%, 3/15/23 144A	3,100,000	3,185
USG Corp., 5.875%, 11/1/21 144A	1,875,000	1,962

Total		18,439

Capital Goods (0.3%)
United Rentals North America, Inc., 4.625%, 7/15/23	500,000	504
United Rentals North America, Inc., 5.500%, 7/15/25	950,000	936
United Rentals North America, Inc., 5.750%, 11/15/24	725,000	731
United Rentals North America, Inc., 7.375%, 5/15/20	155,000	161

Total		2,332

Chemicals (2.9%)
Ashland, Inc., 4.750%, 8/15/22	1,500,000	1,492
Axalta Coating Systems US Holdings, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21 144A	2,775,000	2,924
Compass Minerals International, Inc., 4.875%, 7/15/24 144A	1,650,000	1,535
Eco Services Operations LLC / Eco Finance Corp., 8.500%, 11/1/22 144A	1,225,000	1,225
Hexion, Inc., 6.625%, 4/15/20	2,650,000	2,216
Hexion, Inc., 8.875%, 2/1/18	2,040,000	1,770
Huntsman International LLC, 4.875%, 11/15/20	2,905,000	2,920
Huntsman International LLC, 5.125%, 11/15/22	375,000	371
Platform Specialty Products Corp., 6.500%, 2/1/22 144A	4,775,000	4,178
Platform Specialty Products Corp., 10.375%, 5/1/21 144A	675,000	680
PQ Corp., 6.750%, 11/15/22 144A	450,000	469
W.R. Grace & Co., 5.125%, 10/1/21 144A	775,000	796
W.R. Grace & Co., 5.625%, 10/1/24 144A	955,000	979

Total		21,555

Conglomerate & Diversified Manufacturing (1.7%)
EnerSys, 5.000%, 4/30/23 144A	750,000	741
Entegris, Inc., 6.000%, 4/1/22 144A	2,950,000	3,020
Gardner Denver, Inc., 6.875%, 8/15/21 144A	1,995,000	1,810
Manitowoc Foodservice, Inc., 9.500%, 2/15/24 144A	525,000	587
Milacron LLC / Mcron Finance Corp. 144A, 7.750%, 2/15/21 144A	1,475,000	1,519
WESCO Distribution, Inc., 5.375%, 12/15/21	3,505,000	3,531
WESCO Distribution, Inc., 5.375%, 6/15/24 144A	1,750,000	1,750

Total		12,958

Consumer Products & Retailing (6.6%)
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22 144A	1,125,000	1,133

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Products & Retailing continued
1011778 BC ULC / New Red Finance, Inc., 6.000%, 4/1/22 144A	4,275,000	4,434
Albertsons Cos LLC / Safeway, 6.625%, 6/15/24 144A	1,250,000	1,291
Argos Merger Sub, Inc., 7.125%, 3/15/23 144A	4,450,000	4,583
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	2,125,000	1,541
First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	3,235,000	3,057
Hanesbrands, Inc., 4.625%, 5/15/24 144A	300,000	301
Hanesbrands, Inc., 4.875%, 5/15/26 144A	725,000	727
JC Penney Corp., Inc., 5.875%, 7/1/23 144A	325,000	327
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.000%, 6/1/24 144A	800,000	814
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.250%, 6/1/26 144A	1,600,000	1,640
L Brands, Inc., 5.625%, 10/15/23	1,250,000	1,347
Michaels Stores, Inc., 5.875%, 12/15/20 144A	2,225,000	2,303
(c)Neiman Marcus Group, Ltd. LLC, 8.750%, 10/15/21 144A	1,775,000	1,349
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc., 10.500%, 1/15/20	1,575,000	1,658
Party City Holdings, Inc., 6.125%, 8/15/23 144A	2,475,000	2,562
Performance Food Group, Inc., 5.500%, 6/1/24 144A	325,000	331
Prestige Brands, Inc., 5.375%, 12/15/21 144A	3,475,000	3,527
Prestige Brands, Inc., 6.375%, 3/1/24 144A	325,000	337
Rite Aid Corp., 6.125%, 4/1/23 144A	2,600,000	2,775
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	375,000	393
Serta Simmons Holdings LLC, 8.125%, 10/1/20 144A	4,250,000	4,346
Spectrum Brands, Inc., 5.750%, 7/15/25	725,000	755
Spectrum Brands, Inc., 6.125%, 12/15/24	3,450,000	3,640
Springs Industries, Inc., 6.250%, 6/1/21	1,700,000	1,717
Tempur Sealy International, Inc., 5.500%, 6/15/26 144A	625,000	614
Vista Outdoor, Inc., 5.875%, 10/1/23 144A	1,000,000	1,040
Yum! Brands, Inc., 3.875%, 11/1/23	775,000	731

Total		49,273

Electric Utilities (1.4%)
Calpine Corp., 5.375%, 1/15/23	2,800,000	2,730
Calpine Corp., 5.750%, 1/15/25	550,000	535
Calpine Corp., 6.000%, 1/15/22 144A	455,000	476
NRG Energy, Inc., 6.250%, 7/15/22	1,450,000	1,406
NRG Energy, Inc., 6.250%, 5/1/24	1,750,000	1,666
NRG Energy, Inc., 6.625%, 3/15/23	750,000	739
NRG Energy, Inc., 7.250%, 5/15/26 144A	925,000	920
NRG Energy, Inc., 8.250%, 9/1/20	145,000	150
TerraForm Power Operating LLC, 5.875%, 2/1/23 144A	1,125,000	1,071
TerraForm Power Operating LLC, 6.125%, 6/15/25 144A	950,000	898

Total		10,591

Energy (5.2%)
Antero Resources Corp., 5.125%, 12/1/22	1,090,000	1,046
Antero Resources Corp., 5.375%, 11/1/21	1,305,000	1,276
Antero Resources Corp., 5.625%, 6/1/23	1,225,000	1,188
California Resources Corp., 6.000%, 11/15/24	1,565,000	767

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Carrizo Oil & Gas, Inc., 6.250%, 4/15/23	1,725,000	1,660
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	620,000	628
CGG SA, 6.875%, 1/15/22	965,000	420
Chesapeake Energy Corp., 5.375%, 6/15/21	1,140,000	735
Chesapeake Energy Corp., 6.125%, 2/15/21	950,000	641
Chesapeake Energy Corp., 8.000%, 12/15/22 144A	425,000	360
Continental Resources, Inc., 4.500%, 4/15/23	1,950,000	1,818
CrownRock LP / CrownRock Finance, Inc., 7.125%, 4/15/21 144A	275,000	282
CrownRock LP / CrownRock Finance, Inc., 7.750%, 2/15/23 144A	525,000	549
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	650,000	460
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	700,000	420
Gulfport Energy Corp., 6.625%, 5/1/23	725,000	714
Gulfport Energy Corp., 7.750%, 11/1/20	1,375,000	1,413
Halcon Resources Corp., 8.625%, 2/1/20 144A	1,150,000	1,085
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,325,000	1,239
Laredo Petroleum, Inc., 6.250%, 3/15/23	400,000	380
Laredo Petroleum, Inc., 7.375%, 5/1/22	575,000	576
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21	1,285,000	540
Newfield Exploration Co., 5.375%, 1/1/26	875,000	851
Northern Oil and Gas, Inc., 8.000%, 6/1/20	2,455,000	1,831
Oasis Petroleum, Inc., 6.500%, 11/1/21	1,645,000	1,501
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,120,000	1,035
Parsley Energy LLC / Parsley Finance Corp., 6.250%, 6/1/24 144A	125,000	127
PDC Energy, Inc., 7.750%, 10/15/22	350,000	364
QEP Resources, Inc., 5.250%, 5/1/23	575,000	529
QEP Resources, Inc., 6.875%, 3/1/21	1,300,000	1,313
Range Resources Corp., 4.875%, 5/15/25	1,000,000	952
Range Resources Corp., 5.000%, 3/15/23	225,000	211
Range Resources Corp., 5.750%, 6/1/21	955,000	934
Rice Energy, Inc., 6.250%, 5/1/22	2,275,000	2,258
RSP Permian, Inc., 6.625%, 10/1/22	1,150,000	1,184
SM Energy Co., 5.625%, 6/1/25	525,000	452
SM Energy Co., 6.500%, 11/15/21	1,205,000	1,130
SM Energy Co., 6.500%, 1/1/23	865,000	804
Weatherford International, Ltd., 6.800%, 6/15/37	175,000	129
Weatherford International, Ltd., 7.000%, 3/15/38	1,200,000	888
Weatherford International, Ltd., 8.250%, 6/15/23	1,500,000	1,425
Whiting Petroleum Corp., 5.000%, 3/15/19	1,310,000	1,205
Whiting Petroleum Corp., 5.750%, 3/15/21	960,000	866
Whiting Petroleum Corp., 6.250%, 4/1/23	925,000	828

Total		39,014

Entertainment (0.5%)
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	2,280,000	2,348
Regal Entertainment Group, 5.750%, 3/15/22	660,000	675
Regal Entertainment Group, 5.750%, 2/1/25	1,025,000	1,010

Total		4,033

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Finance (2.0%)
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 10/30/20	1,050,000	1,089
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22	2,075,000	2,125
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.000%, 10/1/21	2,400,000	2,496
CIT Group, Inc., 5.000%, 8/15/22	1,215,000	1,236
CIT Group, Inc., 5.375%, 5/15/20	390,000	407
International Lease Finance Corp., 5.875%, 8/15/22	875,000	947
Navient Corp., 5.500%, 1/25/23	250,000	219
Navient Corp., 5.875%, 10/25/24	1,400,000	1,197
Navient Corp., 6.125%, 3/25/24	1,175,000	1,031
Quicken Loans, Inc., 5.750%, 5/1/25 144A	4,125,000	3,981
RHP Hotel Properties LP / RHP Finance Corp., 5.000%, 4/15/23	325,000	322

Total		15,050

Food & Beverage (2.4%)
Acosta, Inc., 7.750%, 10/1/22 144A	4,825,000	4,234
Aramark Services, Inc., 5.125%, 1/15/24 144A	1,425,000	1,453
Aramark Services, Inc., 5.125%, 1/15/24	100,000	102
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	2,375,000	2,408
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24 144A	500,000	523
Post Holdings, Inc., 6.000%, 12/15/22 144A	300,000	307
Post Holdings, Inc., 7.750%, 3/15/24 144A	1,400,000	1,538
Post Holdings, Inc., 8.000%, 7/15/25 144A	2,525,000	2,800
Smithfield Foods, Inc., 5.875%, 8/1/21 144A	390,000	407
Smithfield Foods, Inc., 6.625%, 8/15/22	1,095,000	1,147
TreeHouse Foods, Inc., 6.000%, 2/15/24 144A	650,000	689
US Foods, Inc., 5.875%, 6/15/24 144A	2,500,000	2,562

Total		18,170

Gaming/Leisure/Lodging (3.9%)
Boyd Gaming Corp., 6.375%, 4/1/26 144A	775,000	810
Boyd Gaming Corp., 6.875%, 5/15/23	2,050,000	2,183
Chester Downs & Marina LLC / Chester Downs Finance Corp., 9.250%, 2/1/20 144A	1,750,000	1,544
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	2,000,000	2,088
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	500,000	515
MGM Resorts International, 6.000%, 3/15/23	2,525,000	2,664
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,131
MGM Resorts International, 6.750%, 10/1/20	835,000	912
MGM Resorts International, 7.750%, 3/15/22	820,000	927
MGP Escrow Issuer LLC / MGP Escrow Issuer Co., Inc., 5.625%, 5/1/24 144A	475,000	502
Mohegan Tribal Gaming Authority, 9.750%, 9/1/21	2,200,000	2,343
Penn National Gaming, Inc., 5.875%, 11/1/21	2,825,000	2,874
PNK Entertainment, Inc., 5.625%, 5/1/24 144A	2,050,000	2,045
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	3,865,000	3,875
Seminole Tribe of Florida, Inc., 7.804%, 10/1/20 144A	2,070,000	2,039

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Gaming/Leisure/Lodging continued
Station Casinos LLC, 7.500%, 3/1/21	2,175,000	2,303

Total		28,755

Healthcare (10.0%)
Acadia Healthcare Co., 6.500%, 3/1/24 144A	2,175,000	2,208
Air Medical Merger Sub Corp., 6.375%, 5/15/23 144A	2,350,000	2,233
AmSurg Corp., 5.625%, 7/15/22	2,850,000	2,928
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	162,000	164
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	3,060,000	2,678
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	715,000	663
CHS / Community Health Systems, Inc., 8.000%, 11/15/19	2,615,000	2,559
Crimson Merger Sub, Inc., 6.625%, 5/15/22 144A	6,000,000	4,950
DaVita HealthCare Partners, Inc., 5.000%, 5/1/25	775,000	768
DaVita HealthCare Partners, Inc., 5.750%, 8/15/22	1,350,000	1,412
Emdeon, Inc., 6.000%, 2/15/21 144A	900,000	955
Emdeon, Inc., 11.000%, 12/31/19	1,550,000	1,649
Envision Healthcare Corp., 5.125%, 7/1/22 144A	3,555,000	3,573
HCA, Inc., 5.000%, 3/15/24	2,575,000	2,665
HCA, Inc., 5.250%, 6/15/26	675,000	701
HCA, Inc., 5.375%, 2/1/25	2,250,000	2,306
HCA, Inc., 5.875%, 3/15/22	3,525,000	3,833
HCA, Inc., 5.875%, 5/1/23	2,020,000	2,151
HCA, Inc., 5.875%, 2/15/26	1,250,000	1,297
HCA, Inc., 6.250%, 2/15/21	1,385,000	1,478
HCA, Inc., 6.500%, 2/15/20	1,485,000	1,643
Hill-Rom Holdings, Inc., 5.750%, 9/1/23 144A	1,025,000	1,048
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,850,000	2,738
LifePoint Health, Inc., 5.375%, 5/1/24 144A	675,000	677
LifePoint Health, Inc., 5.500%, 12/1/21	2,390,000	2,492
LifePoint Health, Inc., 5.875%, 12/1/23	250,000	260
MEDNAX, Inc., 5.250%, 12/1/23 144A	425,000	430
MPH Acquisition Holdings LLC, 7.125%, 6/1/24 144A	2,600,000	2,730
Sterigenics-Nordion Holdings LLC, 6.500%, 5/15/23 144A	3,500,000	3,544
Surgical Care Affiliates, Inc., 6.000%, 4/1/23 144A	2,200,000	2,244
Team Health, Inc., 7.250%, 12/15/23 144A	2,075,000	2,221
Teleflex, Inc., 5.250%, 6/15/24	1,750,000	1,768
Tenet Healthcare Corp., 4.500%, 4/1/21	830,000	836
Tenet Healthcare Corp., 6.000%, 10/1/20	1,285,000	1,356
Tenet Healthcare Corp., 6.750%, 6/15/23	3,200,000	3,064
Tenet Healthcare Corp., 8.125%, 4/1/22	3,030,000	3,105
Vizient, Inc., 10.375%, 3/1/24 144A	2,775,000	2,976

Total		74,303

Insurance (0.9%)
(c)Hub Holdings LLC / Hub Holdings Finance, Inc., 8.125%, 7/15/19 144A	760,000	730
HUB International, Ltd., 7.875%, 10/1/21 144A	5,615,000	5,390
HUB International, Ltd., 9.250%, 2/15/21 144A	225,000	235

Total		6,355

Media (13.9%)
Altice Financing SA, 6.625%, 2/15/23 144A	300,000	295

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Media continued
Altice US Finance I Corp., 5.375%, 7/15/23 144A	1,100,000	1,092
Altice US Finance I Corp., 5.500%, 5/15/26 144A	350,000	350
Altice US Finance II Corp., 7.750%, 7/15/25 144A	1,325,000	1,381
AMC Networks, Inc., 5.000%, 4/1/24	1,875,000	1,856
CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 9/30/22	1,350,000	1,385
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25 144A	650,000	660
CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 5/1/26 144A	550,000	558
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 9/1/23	1,000,000	1,035
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 1/15/24	3,050,000	3,210
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 2/15/26 144A	1,825,000	1,880
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27 144A	425,000	439
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21 144A	2,935,000	2,796
Clear Channel International BV, 8.750%, 12/15/20 144A	800,000	832
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	4,075,000	4,075
Cumulus Media Holdings, Inc., 7.750%, 5/1/19	1,000,000	410
DISH DBS Corp., 5.000%, 3/15/23	1,110,000	1,010
DISH DBS Corp., 5.875%, 7/15/22	1,080,000	1,050
DISH DBS Corp., 5.875%, 11/15/24	2,700,000	2,511
DISH DBS Corp., 7.750%, 7/1/26 144A	500,000	515
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 6/15/24 144A	1,550,000	1,593
Entercom Radio LLC, 10.500%, 12/1/19	450,000	475
Expo Event Transco, Inc., 9.000%, 6/15/21 144A	2,400,000	2,421
Gray Television, Inc., 5.875%, 7/15/26 144A	1,325,000	1,328
Gray Television, Inc., 7.500%, 10/1/20	2,730,000	2,846
iHeartCommunications, Inc., 9.000%, 3/1/21	600,000	423
iHeartCommunications, Inc., 9.000%, 9/15/22	1,515,000	1,038
Intelsat Jackson Holdings SA, 5.500%, 8/1/23	2,800,000	1,778
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	2,550,000	1,721
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,115,000	794
Intelsat Jackson Holdings SA, 7.500%, 4/1/21	775,000	535
Intelsat Jackson Holdings SA, 8.000%, 2/15/24 144A	900,000	886
Intelsat Luxembourg SA, 7.750%, 6/1/21	2,660,000	652
Lamar Media Corp., 5.750%, 2/1/26 144A	225,000	234
Lamar Media Corp., 5.875%, 2/1/22	1,725,000	1,794
LIN Television Corp., 5.875%, 11/15/22	2,000,000	2,010
LIN Television Corp., 6.375%, 1/15/21	840,000	877
Match Group, Inc., 6.375%, 6/1/24 144A	925,000	962
Match Group, Inc., 6.750%, 12/15/22 144A	2,500,000	2,600
McGraw-Hill Global Education Holdings LLC, 7.875%, 5/15/24 144A	900,000	931
Neptune Finco Corp., 6.625%, 10/15/25 144A	1,250,000	1,312
Neptune Finco Corp., 10.125%, 1/15/23 144A	1,675,000	1,876
Neptune Finco Corp., 10.875%, 10/15/25 144A	3,350,000	3,829
Nexstar Broadcasting, Inc., 6.125%, 2/15/22 144A	2,200,000	2,222
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 4/15/22 144A	4,450,000	4,539

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Media continued
Outdoor Americas Capital LLC / Outfront Media Capital Corp., 5.250%, 2/15/22	870,000	883
Outdoor Americas Capital LLC / Outfront Media Capital Corp., 5.875%, 3/15/25	1,950,000	2,008
Radio One, Inc., 7.375%, 4/15/22 144A	1,900,000	1,815
Radio One, Inc., 9.250%, 2/15/20 144A	1,450,000	1,283
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,411
Sinclair Television Group, Inc., 5.625%, 8/1/24 144A	450,000	460
Sinclair Television Group, Inc., 5.875%, 3/15/26 144A	325,000	332
Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	1,022
Sinclair Television Group, Inc., 6.375%, 11/1/21	550,000	578
Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	550,000	534
Sirius XM Radio, Inc., 5.375%, 4/15/25 144A	1,100,000	1,095
Sirius XM Radio, Inc., 5.375%, 7/15/26 144A	1,675,000	1,662
Sirius XM Radio, Inc., 5.750%, 8/1/21 144A	1,045,000	1,085
Sirius XM Radio, Inc., 6.000%, 7/15/24 144A	2,185,000	2,259
Southern Graphics, Inc., 8.375%, 10/15/20 144A	2,375,000	2,375
TEGNA, Inc., 4.875%, 9/15/21 144A	195,000	200
TEGNA, Inc., 5.125%, 7/15/20	980,000	1,011
TEGNA, Inc., 5.500%, 9/15/24 144A	195,000	201
TEGNA, Inc., 6.375%, 10/15/23	700,000	744
Townsquare Media, Inc., 6.500%, 4/1/23 144A	2,025,000	2,002
Tribune Media Co., 5.875%, 7/15/22	2,975,000	2,960
Unitymedia GmbH, 6.125%, 1/15/25 144A	3,250,000	3,331
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.000%, 1/15/25 144A	1,525,000	1,495
Virgin Media Finance PLC, 5.750%, 1/15/25 144A	1,250,000	1,197
Virgin Media Secured Finance PLC, 5.250%, 1/15/26 144A	3,175,000	3,072
Virgin Media Secured Finance PLC, 5.500%, 8/15/26 144A	425,000	413
Ziggo Bond Finance BV, 5.875%, 1/15/25 144A	625,000	603

Total		103,047

Metals & Mining (1.6%)
ArcelorMittal SA, 6.125%, 6/1/25	3,100,000	3,084
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,025,000	1,772
Freeport-McMoRan, Inc., 5.400%, 11/14/34	2,450,000	1,948
Steel Dynamics, Inc., 5.125%, 10/1/21	620,000	635
Steel Dynamics, Inc., 5.500%, 10/1/24	930,000	951
Steel Dynamics, Inc., 6.125%, 8/15/19	540,000	559
Steel Dynamics, Inc., 6.375%, 8/15/22	540,000	567
Teck Resources, Ltd., 6.125%, 10/1/35	1,275,000	911
Teck Resources, Ltd., 8.000%, 6/1/21 144A	300,000	309
Teck Resources, Ltd., 8.500%, 6/1/24 144A	1,175,000	1,219

Total		11,955

Oil & Gas (0.7%)
CVR Refining LLC / Coffeyville Finance, Inc., 6.500%, 11/1/22	2,000,000	1,720
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20	1,450,000	1,475
Tesoro Corp., 5.125%, 4/1/24	1,725,000	1,734
Tesoro Corp., 5.375%, 10/1/22	555,000	566

Total		5,495

Other Holdings (–%)
(d) ,*General Motors Co. Escrow	610,000	–

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Other Holdings continued
(d) ,*General Motors Co. Escrow	4,865,000	–

Total		–

Pharmaceuticals (3.5%)
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23 144A	500,000	447
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.000%, 7/15/23 144A	2,100,000	1,838
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.000%, 2/1/25 144A	2,525,000	2,190
Grifols Worldwide Operations, Ltd., 5.250%, 4/1/22	2,800,000	2,849
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23 144A	5,525,000	5,649
Mallinckrodt International Finance SA, 4.750%, 4/15/23	1,850,000	1,499
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 4.875%, 4/15/20 144A	325,000	314
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.500%, 4/15/25 144A	1,800,000	1,606
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23 144A	1,300,000	1,211
Quintiles Transnational Corp., 4.875%, 5/15/23 144A	750,000	761
Valeant Pharmaceuticals International, Inc., 5.500%, 3/1/23 144A	2,075,000	1,666
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	1,055,000	870
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 144A	2,275,000	1,837
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 144A	3,475,000	2,789
Valeant Pharmaceuticals International, Inc., 7.250%, 7/15/22 144A	275,000	236

Total		25,762

Pipelines (6.0%)
AmeriGas Partners LP and AmeriGas Finance Corp., 5.625%, 5/20/24	1,025,000	1,033
AmeriGas Partners LP and AmeriGas Finance Corp., 5.875%, 8/20/26	2,775,000	2,782
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 144A	500,000	474
Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24 144A	625,000	642
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	1,025,000	969
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.125%, 3/1/22	924,000	855
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, 4/1/23 144A	1,475,000	1,357
Energy Transfer Equity LP, 5.500%, 6/1/27	225,000	211
Energy Transfer Equity LP, 5.875%, 1/15/24	2,300,000	2,237
Energy Transfer Equity LP, 7.500%, 10/15/20	1,195,000	1,267
Ferrellgas LP / Ferrellgas Finance Corp., 6.500%, 5/1/21	850,000	780
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 1/15/22	2,350,000	2,138
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/23 144A	875,000	768

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Pipelines continued
Hiland Partners LP / Hiland Partners Finance Corp., 5.500%, 5/15/22 144A	1,050,000	1,052
Holly Energy Partners LP / Holly Energy Finance Corp., 6.500%, 3/1/20	1,675,000	1,683
MPLX LP, 4.875%, 12/1/24 144A	2,175,000	2,119
MPLX LP, 4.875%, 6/1/25 144A	1,075,000	1,051
Regency Energy Partners LP / Regency Energy Finance Corp., 5.000%, 10/1/22	1,205,000	1,236
Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, 7/15/22	950,000	836
Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, 11/15/23	625,000	544
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,150,000	1,161
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,755,000	1,762
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	700,000	697
Sabine Pass Liquefaction LLC, 6.250%, 3/15/22	2,285,000	2,348
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.500%, 6/1/24	3,075,000	3,021
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.750%, 3/1/25	275,000	270
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	2,030,000	1,746
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.500%, 7/1/21	750,000	720
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, 10/1/20	967,000	994
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,140,000	1,180
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	1,350,000	1,407
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	825,000	864
Western Refining Logistics LP / WNRL Finance Corp., 7.500%, 2/15/23	1,775,000	1,748
The Williams Cos., 4.550%, 6/24/24	300,000	275
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	1,600,000	1,535
Williams Partners LP / ACMP Finance Corp., 6.125%, 7/15/22	890,000	913

Total		44,675

Services (0.9%)
Garda World Security Corp., 7.250%, 11/15/21 144A	2,350,000	1,897
Hearthside Group Holdings LLC / Hearthside Finance Co., 6.500%, 5/1/22 144A	3,175,000	2,691
IHS, Inc., 5.000%, 11/1/22	1,775,000	1,833

Total		6,421

Technology (9.8%)
Advanced Micro Devices, Inc., 7.000%, 7/1/24	1,155,000	976
Blackboard, Inc., 7.750%, 11/15/19 144A	1,300,000	1,092
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	4,450,000	3,337
CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	2,425,000	2,504
CDW LLC / CDW Finance Corp., 6.000%, 8/15/22	2,250,000	2,351
CommScope Technologies Finance LLC, 6.000%, 6/15/25 144A	650,000	666
CommScope, Inc., 5.500%, 6/15/24 144A	3,825,000	3,882

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Technology continued
Corelogic, Inc., 7.250%, 6/1/21	1,475,000	1,530
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21 144A	600,000	612
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 144A	2,000,000	2,089
Ensemble S Merger Sub, Inc., 9.000%, 9/30/23 144A	2,275,000	2,247
First Data Corp., 5.375%, 8/15/23 144A	3,275,000	3,326
First Data Corp., 5.750%, 1/15/24 144A	4,600,000	4,565
First Data Corp., 7.000%, 12/1/23 144A	2,400,000	2,430
(c)Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 5/1/21 144A	5,760,000	5,098
Infor US, Inc., 6.500%, 5/15/22	3,325,000	3,140
Iron Mountain, Inc., 5.750%, 8/15/24	425,000	429
Italics Merger Sub, Inc., 7.125%, 7/15/23 144A	3,150,000	2,985
Micron Technology, Inc., 5.250%, 8/1/23 144A	1,250,000	1,066
Micron Technology, Inc., 5.250%, 1/15/24 144A	650,000	551
Micron Technology, Inc., 5.500%, 2/1/25	450,000	382
Microsemi Corp., 9.125%, 4/15/23 144A	1,375,000	1,513
MSCI, Inc., 5.250%, 11/15/24 144A	500,000	511
MSCI, Inc., 5.750%, 8/15/25 144A	1,100,000	1,141
NCR Corp., 4.625%, 2/15/21	675,000	668
NCR Corp., 5.000%, 7/15/22	635,000	622
NCR Corp., 5.875%, 12/15/21	2,150,000	2,182
NCR Corp., 6.375%, 12/15/23	520,000	530
Nuance Communications, Inc., 5.375%, 8/15/20 144A	2,500,000	2,544
Nuance Communications, Inc., 6.000%, 7/1/24 144A	1,375,000	1,382
PTC, Inc., 6.000%, 5/15/24	425,000	440
Qorvo, Inc., 7.000%, 12/1/25 144A	1,775,000	1,873
Sabre GLBL, Inc., 5.250%, 11/15/23 144A	250,000	254
Sabre GLBL, Inc., 5.375%, 4/15/23 144A	1,775,000	1,815
Sensata Technologies BV, 5.625%, 11/1/24 144A	1,900,000	1,972
Sensata Technologies UK Financing Co. PLC, 6.250%, 2/15/26 144A	425,000	440
Solera LLC / Solera Finance, Inc., 10.500%, 3/1/24 144A	2,375,000	2,497
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	1,450,000	1,483
VeriSign, Inc., 4.625%, 5/1/23	1,675,000	1,696
VeriSign, Inc., 5.250%, 4/1/25	350,000	359
Zebra Technologies Corp., 7.250%, 10/15/22	3,450,000	3,657

Total		72,837

Telecommunications (5.4%)
Altice SA, 7.625%, 2/15/25 144A	3,875,000	3,783
Altice SA, 7.750%, 5/15/22 144A	1,450,000	1,465
Digicel Group, Ltd., 6.000%, 4/15/21 144A	1,260,000	1,080
Digicel Group, Ltd., 7.125%, 4/1/22 144A	525,000	390
Digicel Group, Ltd., 8.250%, 9/30/20 144A	1,200,000	1,002
Level 3 Communications, Inc., 5.750%, 12/1/22	4,250,000	4,303
Level 3 Financing, Inc., 5.250%, 3/15/26 144A	150,000	147
Level 3 Financing, Inc., 5.375%, 1/15/24	250,000	251
Level 3 Financing, Inc., 5.375%, 5/1/25	375,000	372
Numericable-SFR SA, 6.000%, 5/15/22 144A	1,295,000	1,259
Numericable-SFR SA, 6.250%, 5/15/24 144A	1,300,000	1,243
Numericable-SFR SA, 7.375%, 5/1/26 144A	1,975,000	1,953
Sprint Capital Corp., 6.875%, 11/15/28	2,175,000	1,707
Sprint Communications, Inc., 6.000%, 11/15/22	1,675,000	1,318
Sprint Communications, Inc., 7.000%, 8/15/20	2,740,000	2,439

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Telecommunications continued
Sprint Corp., 7.125%, 6/15/24	650,000	518
Sprint Corp., 7.250%, 9/15/21	2,610,000	2,225
Sprint Corp., 7.875%, 9/15/23	3,690,000	3,017
T-Mobile USA, Inc., 6.000%, 3/1/23	775,000	802
T-Mobile USA, Inc., 6.125%, 1/15/22	575,000	603
T-Mobile USA, Inc., 6.250%, 4/1/21	2,740,000	2,858
T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	1,082
T-Mobile USA, Inc., 6.500%, 1/15/24	1,000,000	1,053
T-Mobile USA, Inc., 6.500%, 1/15/26	1,250,000	1,319
T-Mobile USA, Inc., 6.625%, 11/15/20	1,810,000	1,867
T-Mobile USA, Inc., 6.625%, 4/1/23	1,000,000	1,059
T-Mobile USA, Inc., 6.633%, 4/28/21	785,000	820
T-Mobile USA, Inc., 6.731%, 4/28/22	365,000	384

Total		40,319

Bonds (97.7%)	Shares/ $ Par	Value $ (000’s)
Transportation (1.0%)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.250%, 3/15/25 144A	1,050,000	950
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23	450,000	443
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24 144A	2,275,000	2,252
The Hertz Corp., 5.875%, 10/15/20	420,000	431
The Hertz Corp., 6.250%, 10/15/22	3,050,000	3,142

Total		7,218

Total Bonds (Cost: $741,967)		727,051

Total Investments (97.7%) (Cost: $741,967)(a)		727,051

Other Assets, Less Liabilities (2.3%)		17,199

Net Assets (100.0%)		744,250

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the value of these securities (in thousands) was $363,629 representing 48.8% of the net assets.

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $741,967 and the net unrealized depreciation of investments based on that cost was $14,916 which is comprised of $12,063 aggregate gross unrealized appreciation and $26,979 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Corporate Bonds	$—	$727,051	$—

Total Assets:	$—	$727,051	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Multi-Sector Bond Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower-quality securities, which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore,

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio (unaudited)

the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,088.15	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.92

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Corporate Bonds (54.4%)	Shares/ Par	Value $ (000’s)
Autos & Vehicle Parts (1.6%)
Ford Motor Credit Co. LLC, 4.134%, 8/4/25	800,000	858
General Motors Financial Co., Inc., 2.625%, 7/10/17	800,000	807
General Motors Financial Co., Inc., 3.450%, 4/10/22	500,000	500
Magna International, Inc., 3.625%, 6/15/24	700,000	738
(f)Schaeffler Finance BV, 3.250%, 5/15/25 EUR	1,700,000	1,930
(c),(f)Schaeffler Holding Finance BV, 5.750%, 11/15/21 EUR	660,000	784
(c)Schaeffler Holding Finance BV, 6.250%, 11/15/19 144A	300,000	312
(c)Schaeffler Holding Finance BV, 6.750%, 11/15/22 144A	240,000	264
Volkswagen Group of America Finance LLC, 1.076%, 11/20/17 144A	200,000	198
Volkswagen Group of America Finance LLC, 2.125%, 5/23/19 144A	200,000	202
(f)ZF North America Capital, Inc., 2.750%, 4/27/23 EUR	2,200,000	2,506
ZF North America Capital, Inc., 4.500%, 4/29/22 144A	800,000	811
ZF North America Capital, Inc., 4.750%, 4/29/25 144A	700,000	709

Total		10,619

Banking (15.1%)
(b)Ally Financial, Inc., 3.250%, 2/13/18	1,500,000	1,500
Ally Financial, Inc., 3.500%, 7/18/16	700,000	700
Ally Financial, Inc., 3.600%, 5/21/18	100,000	100
(b)Ally Financial, Inc., 3.750%, 11/18/19	5,200,000	5,213
Ally Financial, Inc., 5.125%, 9/30/24	800,000	815
Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.750%, 1/18/17 144A	600,000	614
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/9/22 144A	2,750,000	2,826
(k)Bank of America Corp., 4.000%, 4/1/24	2,000,000	2,135
(k)Barclays Bank PLC, 7.625%, 11/21/22	2,000,000	2,152
(b)Barclays Bank PLC, 7.750%, 4/10/23	3,200,000	3,304
(f)Barclays Bank PLC, 14.000%, 11/29/49 GBP	800,000	1,289
(b)Barclays PLC, 2.875%, 6/8/20	5,200,000	5,124
(f)BNP Paribas SA, 6.125%, 12/29/49 EUR	200,000	212
(k)BPCE SA, 4.000%, 4/15/24	2,000,000	2,180
BPCE SA, 4.500%, 3/15/25 144A	1,600,000	1,599
BPCE SA, 4.625%, 7/11/24 144A	1,600,000	1,604
Cantor Fitzgerald LP, 6.500%, 6/17/22 144A	200,000	211
Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,683
Citigroup, Inc., 1.700%, 4/27/18	600,000	601
Cooperatieve Rabobank UA, 11.000%, 12/29/49 144A	200,000	239
Credit Agricole SA, 8.125%, 9/19/33	6,500,000	6,955
Credit Suisse AG, 6.500%, 8/8/23 144A	4,900,000	5,123
(k)Credit Suisse AG, 6.500%, 8/8/23	1,700,000	1,777
(k)The Goldman Sachs Group, Inc., 3.750%, 5/22/25	2,700,000	2,820
The Goldman Sachs Group, Inc., 3.850%, 7/8/24	1,000,000	1,060

Corporate Bonds (54.4%)	Shares/ Par	Value $ (000’s)
Banking continued
The Goldman Sachs Group, Inc., 4.000%, 3/3/24	400,000	428
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	400,000	464
The Goldman Sachs Group, Inc., 7.500%, 2/15/19	400,000	457
(f)HBOS PLC, 5.374%, 6/30/21 EUR	600,000	761
(b)HSBC Holdings PLC, 3.600%, 5/25/23	2,100,000	2,146
ING Bank NV, 5.800%, 9/25/23 144A	3,000,000	3,292
Intesa Sanpaolo SPA, 5.017%, 6/26/24 144A	2,700,000	2,472
Intesa Sanpaolo SPA, 6.500%, 2/24/21 144A	4,100,000	4,665
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.875%, 4/15/22 144A	800,000	688
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 7.375%, 4/1/20 144A	900,000	834
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/21 144A	500,000	449
(b)JPMorgan Chase & Co., 7.900%, 12/29/49	2,200,000	2,244
Lazard Group LLC, 6.850%, 6/15/17	100,000	105
(f)Lloyds Bank PLC, 7.625%, 4/22/25 GBP	1,200,000	1,941
Macquarie Group, Ltd., 6.250%, 1/14/21 144A	300,000	343
(b)Morgan Stanley, 4.000%, 7/23/25	3,600,000	3,855
Morgan Stanley, 5.500%, 1/26/20	500,000	556
Morgan Stanley, 7.300%, 5/13/19	400,000	460
(f)Novo Banco SA, 5.000%, 4/4/19 EUR	100,000	80
(f)Novo Banco SA, 5.000%, 4/23/19 EUR	1,800,000	1,438
(f)Novo Banco SA, 5.000%, 5/14/19 EUR	1,269,000	1,014
(f)Novo Banco SA, 5.000%, 5/21/19 EUR	300,000	243
(f)Novo Banco SA, 5.000%, 5/23/19 EUR	800,000	646
Royal Bank of Scotland Group PLC, 4.800%, 4/5/26	600,000	610
(k)Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	1,500,000	1,655
(b)Royal Bank of Scotland PLC, 9.500%, 3/16/22	3,200,000	3,327
Societe Generale SA, 4.250%, 4/14/25 144A	400,000	396
(b)UBS AG, 4.750%, 5/22/23	2,300,000	2,346
(k)UBS AG, 7.250%, 2/22/22	2,700,000	2,764
(b)UBS AG, 7.625%, 8/17/22	2,600,000	2,945
(b)Wells Fargo & Co., 5.875%, 12/29/49	1,900,000	2,026

Total		97,486

Basic Materials (1.1%)
(f)Ball Corp, 4.375%, 12/15/23 EUR	1,900,000	2,272
(f)Crown European Holdings SA, 3.375%, 5/15/25 144A EUR	500,000	554
Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	320
Hamilton College, 4.750%, 7/1/13	100,000	99
(f)Kloeckner Pentaplast of America, Inc., 7.125%, 11/1/20 EUR	1,300,000	1,500
Weyerhaeuser Co., 7.375%, 10/1/19	400,000	460
(b)Weyerhaeuser Co., 7.375%, 3/15/32	1,500,000	1,985

Total		7,190

Builders & Building Materials (0.3%)
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	400,000	356
(f)Cemex SAB de CV, 4.375%, 3/5/23 144A EUR	1,400,000	1,508

Total		1,864

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (54.4%)	Shares/ Par	Value $ (000’s)
Chemicals (0.1%)
Ashland, Inc., 3.875%, 4/15/18	500,000	510
Solvay Finance America LLC, 4.450%, 12/3/25 144A	200,000	214

Total		724

Consumer Products & Retailing (1.3%)
Altria Group, Inc., 10.200%, 2/6/39	418,000	775
(f)Casino Guichard Perrachon SA, 2.330%, 2/7/25 EUR	200,000	219
(f)Casino Guichard Perrachon SA, 3.311%, 1/25/23 EUR	800,000	951
(e),(f)Co-operative Group Holdings 2011, Ltd., 6.875%, 7/8/20 GBP	2,300,000	3,252
(e),(f)Co-operative Group Holdings 2011, Ltd., 7.500%, 7/8/26 GBP	1,400,000	1,990
CVS Pass-Through Trust, 4.704%, 1/10/36 144A	466,793	469
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	799,388	927
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	85,117	107

Total		8,690

Electric Utilities (1.6%)
The AES Corp., 8.000%, 6/1/20	300,000	350
(b)Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 6/1/34	1,876,539	1,847
ContourGlobal Power Holdings SA, 7.125%, 6/1/19 144A	1,800,000	1,864
(k)Dynegy, Inc., 7.625%, 11/1/24	1,875,000	1,800
Exelon Generation Co. LLC, 4.250%, 6/15/22	500,000	533
FirstEnergy Corp., 7.375%, 11/15/31	800,000	993
(k)NRG Energy, Inc., 7.625%, 1/15/18	1,124,000	1,208
Puget Energy, Inc., 5.625%, 7/15/22	200,000	228
(k)SSE PLC, 5.625%, 9/29/49	1,600,000	1,642

Total		10,465

Energy (3.0%)
(k)Borets Finance, Ltd., 7.625%, 9/26/18	2,700,000	2,511
California Resources Corp., 8.000%, 12/15/22 144A	2,602,000	1,847
(b)Chesapeake Energy Corp., 3.878%, 4/15/19	1,500,000	1,129
(b)Devon Energy Corp., 6.300%, 1/15/19	1,500,000	1,625
Harvest Operations Corp., 2.330%, 4/14/21 144A	2,970,000	2,984
(k)Newfield Exploration Co., 5.625%, 7/1/24	2,100,000	2,100
(b)Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22	1,690,000	1,702
(k)Novatek OAO via Novatek Finance, Ltd., 6.604%, 2/3/21	1,600,000	1,756
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 6/30/21	2,550,000	714
Petrofac, Ltd., 3.400%, 10/10/18 144A	400,000	400
Pride International, Inc., 8.500%, 6/15/19	500,000	509
Southwestern Energy Co., 3.300%, 1/23/18	100,000	102
(k)Southwestern Energy Co., 4.050%, 1/23/20	1,900,000	1,867
Weatherford International, Ltd., 7.000%, 3/15/38	500,000	370

Total		19,616

Finance (5.5%)
(b)AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 2.750%, 5/15/17	3,300,000	3,302
(k)AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 5.000%, 10/1/21	1,500,000	1,560

Corporate Bonds (54.4%)	Shares/ Par	Value $ (000’s)
Finance continued
Aviation Capital Group Corp., 3.875%, 9/27/16 144A	1,000,000	1,001
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	1,900,000	1,938
CIT Group, Inc., 3.875%, 2/19/19	1,000,000	1,005
CIT Group, Inc., 4.250%, 8/15/17	100,000	102
(b)CIT Group, Inc., 5.250%, 3/15/18	2,800,000	2,885
CIT Group, Inc., 5.500%, 2/15/19 144A	200,000	209
CIT Group, Inc., 6.625%, 4/1/18 144A	3,300,000	3,481
(k)International Lease Finance Corp., 5.875%, 4/1/19	1,400,000	1,493
International Lease Finance Corp., 6.250%, 5/15/19	100,000	107
International Lease Finance Corp., 6.750%, 9/1/16 144A	1,200,000	1,206
(f)Lincoln Finance, Ltd., 6.875%, 4/15/21 144A EUR	1,500,000	1,781
(f)Lincoln Finance, Ltd., 6.875%, 4/15/21 EUR	500,000	594
(b)Navient Corp., 4.875%, 6/17/19	2,700,000	2,606
(b)Navient Corp., 8.450%, 6/15/18	4,500,000	4,866
OneMain Financial Holdings LLC, 6.750%, 12/15/19 144A	300,000	292
OneMain Financial Holdings LLC, 7.250%, 12/15/21 144A	600,000	574
(k)PHH Corp., 6.375%, 8/15/21	1,500,000	1,316
PHH Corp., 7.375%, 9/1/19	1,700,000	1,679
Springleaf Finance Corp., 5.250%, 12/15/19	100,000	93
Springleaf Finance Corp., 5.750%, 9/15/16	300,000	301
Springleaf Finance Corp., 6.500%, 9/15/17	700,000	723
(k)Springleaf Finance Corp., 6.900%, 12/15/17	2,200,000	2,280
(f)Stonegate Pub Co. Financing PLC, 5.338%, 4/15/19 144A GBP	100,000	132
(f)Stonegate Pub Co. Financing PLC, 5.338%, 4/15/19 GBP	200,000	264

Total		35,790

Food & Beverage (0.4%)
Anheuser-Busch InBev Finance, Inc., 4.700%, 2/1/36	800,000	899
(k)Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	1,500,000	1,758

Total		2,657

Foreign Agencies (0.7%)
(b)Petrobras Global Finance BV, 8.375%, 5/23/21	4,200,000	4,334

Total		4,334

Gaming/Leisure/Lodging (1.5%)
(b)MGM Resorts International, 7.625%, 1/15/17	3,300,000	3,399
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/1/25 144A	6,250,000	6,047

Total		9,446

Healthcare (1.6%)
Boston Scientific Corp., 6.000%, 1/15/20	1,200,000	1,366
CHS/Community Health Systems, Inc., 5.125%, 8/1/21	200,000	199
(k)HCA, Inc., 4.750%, 5/1/23	2,655,000	2,721
(k)HCA, Inc., 6.500%, 2/15/20	2,000,000	2,213
Tenet Healthcare Corp., 4.500%, 4/1/21	300,000	302

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (54.4%)	Shares/ Par	Value $ (000’s)
Healthcare continued
(f)Valeant Pharmaceuticals International, Inc., 4.500%, 5/15/23 EUR	4,500,000	3,770

Total		10,571

Industrials (0.5%)
DP World Sukuk, Ltd., 6.250%, 7/2/17	200,000	209
(k)General Electric Co., 5.000%, 12/29/49	2,723,000	2,889

Total		3,098

Insurance (2.0%)
(k)AXA SA, 8.600%, 12/15/30	2,000,000	2,740
(f)CNP Assurances, 7.375%, 9/30/41 GBP	1,000,000	1,431
(f)Credit Agricole Assurances SA, 4.250%, 1/29/49 EUR	2,700,000	2,819
The Doctors Co., 6.500%, 10/15/23 144A	300,000	335
(f)La Mondiale SAM, 5.050%, 12/29/49 EUR	2,400,000	2,584
(f)NN Group NV, 4.500%, 7/15/49 EUR	2,600,000	2,755

Total		12,664

Materials (0.3%)
(f)Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.125%, 5/15/23 144A EUR	100,000	113
(f)Ineos Finance PLC, 4.000%, 5/1/23 144A EUR	1,500,000	1,596

Total		1,709

Media (2.5%)
(f)Altice Financing SA, 5.250%, 2/15/23 EUR	2,800,000	3,131
Altice Financing SA, 6.625%, 2/15/23 144A	400,000	393
(b)DISH DBS Corp., 5.125%, 5/1/20	3,800,000	3,864
Time Warner Cable, Inc., 5.875%, 11/15/40	300,000	327
Time Warner Cable, Inc., 6.750%, 6/15/39	200,000	235
(f)Unitymedia GmbH, 3.750%, 1/15/27 EUR	100,000	101
(f)Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 3.500%, 1/15/27 EUR	600,000	641
(f)Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.750%, 1/15/23 EUR	81,000	95
(f)UPCB Finance IV, Ltd., 4.000%, 1/15/27 EUR	350,000	375
Viacom, Inc., 5.850%, 9/1/43	100,000	100
(f)Virgin Media Secured Finance PLC, 4.875%, 1/15/27 GBP	3,100,000	3,859
(f)Virgin Media Secured Finance PLC, 5.125%, 1/15/25 144A GBP	700,000	909
(f)Ziggo Secured Finance BV, 3.750%, 1/15/25 EUR	2,200,000	2,380

Total		16,410

Metals & Mining (1.0%)
(k)CONSOL Energy, Inc., 5.875%, 4/15/22	3,300,000	2,879
(b)Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	3,400,000	3,349

Total		6,228

Oil & Gas (0.2%)
BG Energy Capital PLC, 6.500%, 11/30/72	700,000	730
Reliance Holdings USA, Inc., 4.500%, 10/19/20	300,000	325

Total		1,055

Pharmaceuticals (0.8%)
Amgen, Inc., 4.663%, 6/15/51 144A	1,041,000	1,087
Endo Finance LLC, 5.750%, 1/15/22 144A	300,000	271
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 8/1/22 144A	400,000	380

Corporate Bonds (54.4%)	Shares/ $ Par	Value $ (000’s)
Pharmaceuticals continued
Mallinckrodt International Finance SA / Mallinckrodt CD LLC, 5.625%, 10/15/23 144A	3,200,000	2,980
Pfizer, Inc., 5.800%, 8/12/23	200,000	246

Total		4,964

Pipelines (4.4%)
Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24 144A	2,100,000	2,156
Energy Transfer Partners LP, 4.150%, 10/1/20	400,000	406
Energy Transfer Partners LP, 4.650%, 6/1/21	300,000	310
Hiland Partners LP / Hiland Partners Finance Corp., 5.500%, 5/15/22 144A	100,000	100
Hiland Partners LP / Hiland Partners Finance Corp., 7.250%, 10/1/20 144A	100,000	104
(b)Kinder Morgan Energy Partners LP, 6.550%, 9/15/40	2,382,000	2,483
(k)Kinder Morgan, Inc., 7.750%, 1/15/32	1,016,000	1,144
Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 144A	1,700,000	1,623
MPLX LP, 4.875%, 12/1/24 144A	600,000	584
MPLX LP, 4.875%, 6/1/25 144A	700,000	684
National Fuel Gas Co., 5.200%, 7/15/25	300,000	311
ONEOK Partners LP, 2.000%, 10/1/17	400,000	399
(k)Regency Energy Partners LP / Regency Energy Finance Corp., 5.000%, 10/1/22	1,100,000	1,129
Regency Energy Partners LP / Regency Energy Finance Corp., 5.750%, 9/1/20	300,000	315
Regency Energy Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22	800,000	856
Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,003
Rockies Express Pipeline LLC, 6.850%, 7/15/18 144A	4,200,000	4,358
(k)Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,100,000	1,111
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	100,000	100
(b)Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,900,000	4,882
Sabine Pass Liquefaction LLC, 5.750%, 5/15/24	700,000	695
Sabine Pass LNG LP, 7.500%, 11/30/16 144A	100,000	102
Sabine Pass LNG LP, 7.500%, 11/30/16	100,000	102
(d),*Selectica, 8.750%, 11/15/19	500,000	–
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, 10/1/20	469,000	482
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	100,000	104
The Williams Cos., Inc., 5.750%, 6/24/44	200,000	171
The Williams Cos., Inc., 7.500%, 1/15/31	200,000	201
(b)Williams Partners LP, 3.600%, 3/15/22	2,500,000	2,368

Total		28,283

Real Estate Investment Trusts (0.5%)
Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,169
OMEGA Healthcare Investors, Inc., 4.500%, 1/15/25	100,000	102
OMEGA Healthcare Investors, Inc., 4.950%, 4/1/24	100,000	104
SL Green Realty Corp., 5.000%, 8/15/18	1,100,000	1,154
VEREIT Operating Partnership LP, 4.125%, 6/1/21	100,000	104
Vonovia Finance BV, 5.000%, 10/2/23 144A	300,000	330

Total		2,963

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (54.4%)	Shares/ Par	Value $ (000’s)
Services (0.7%)
Experian Finance PLC, 2.375%, 6/15/17 144A	900,000	904
(k)QVC, Inc., 4.375%, 3/15/23	2,000,000	2,012
QVC, Inc., 4.850%, 4/1/24	100,000	104
QVC, Inc., 5.450%, 8/15/34	800,000	741
QVC, Inc., 5.950%, 3/15/43	600,000	555

Total		4,316

Technology (0.7%)
Alliance Data Systems Corp., 5.250%, 12/1/17 144A	600,000	607
CommScope, Inc., 4.375%, 6/15/20 144A	100,000	103
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 6/15/23 144A	1,400,000	1,453
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.100%, 7/15/36 144A	300,000	323
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 7/15/46 144A	200,000	215
Fidelity National Information Services, Inc., 4.500%, 10/15/22	800,000	886
Fidelity National Information Services, Inc., 5.000%, 10/15/25	700,000	795
Flextronics International, Ltd., 4.625%, 2/15/20	200,000	207
NXP BV/NXP Funding LLC, 3.500%, 9/15/16 144A	133,000	133

Total		4,722

Telecommunications (6.1%)
(f)Altice Luxembourg SA, 7.250%, 5/15/22 EUR	2,300,000	2,568
(k)American Tower Corp., 7.250%, 5/15/19	1,500,000	1,709
AT&T, Inc., 3.400%, 5/15/25	1,000,000	1,023
Deutsche Telekom International Finance BV, 8.750%, 6/15/30	700,000	1,054
Digicel Group, Ltd., 8.250%, 9/30/20 144A	600,000	501
(f)Koninklijke KPN NV, 5.750%, 9/17/29 GBP	750,000	1,274
Millicom International Cellular SA, 6.625%, 10/15/21 144A	200,000	205
Numericable-SFR SA, 6.000%, 5/15/22 144A	900,000	875
Numericable-SFR SA, 6.250%, 5/15/24 144A	2,400,000	2,295
Numericable-SRF SA, 7.375%, 5/1/26 144A	2,600,000	2,571
Qwest Corp., 7.250%, 9/15/25	500,000	533
Sprint Communications, Inc., 7.000%, 8/15/20	700,000	623
(k)Sprint Corp., 7.125%, 6/15/24	2,700,000	2,153
(b)Sprint Corp., 7.875%, 9/15/23	5,100,000	4,169
(f)TDC A/S, 5.625%, 2/23/23 GBP	100,000	155
Telecom Italia Capital SA, 7.721%, 6/4/38	1,500,000	1,560
Telecom Italia SPA, 5.303%, 5/30/24 144A	2,500,000	2,494
(b)T-Mobile USA, Inc., 6.000%, 3/1/23	400,000	414
(k)T-Mobile USA, Inc., 6.250%, 4/1/21	2,700,000	2,816
T-Mobile USA, Inc., 6.542%, 4/28/20	600,000	619
Verizon Communications, Inc., 4.522%, 9/15/48	100,000	104
(k)Verizon Communications, Inc., 4.672%, 3/15/55	2,150,000	2,175
(b)Verizon Communications, Inc., 6.550%, 9/15/43	2,291,000	3,087
(f)Wind Acquisition Finance SA, 4.000%, 7/15/20 EUR	1,000,000	1,093
(f)Wind Acquisition Finance SA, 7.000%, 4/23/21 EUR	1,900,000	2,056

Corporate Bonds (54.4%)	Shares/ Par	Value $ (000’s)
Telecommunications continued
Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	1,000,000	953

Total		39,079

Transportation (0.7%)
American Airlines Pass Through Trust, 3.700%, 10/1/26	548,035	570
American Airlines Pass Through Trust, 5.250%, 1/31/21	127,204	137
Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	515
Asciano Finance, Ltd., 5.000%, 4/7/18 144A	800,000	827
Continental Airlines Pass Through Trust, 4.750%, 1/12/21	73,497	78
Continental Airlines Pass Through Trust, 7.250%, 11/10/19	207,713	237
Lima Metro Line 2 Finance, Ltd., 5.875%, 7/5/34 144A	600,000	629
United Airlines Pass Through Trust, 4.300%, 8/15/25	92,707	100
US Airways Pass-Through Trust, 5.900%, 10/1/24	1,199,167	1,373
Virgin Australia Trust, 5.000%, 10/23/23 144A	67,043	69

Total		4,535

Utilities (0.2%)
Nakilat, Inc., 6.067%, 12/31/33	1,400,000	1,565

Total		1,565

Total Corporate Bonds (Cost: $354,770)		351,043

Governments (17.1%)
Foreign Agencies (4.1%)
(k)Banco do Brasil SA, 3.875%, 10/10/22	3,094,000	2,831
Dolphin Energy, Ltd., 5.500%, 12/15/21 144A	1,000,000	1,133
(b)Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23	3,000,000	3,206
Majapahit Holding BV, 7.250%, 6/28/17	100,000	105
Majapahit Holding BV, 7.750%, 1/20/20 144A	800,000	914
Majapahit Holding BV, 7.750%, 1/20/20	100,000	114
Majapahit Holding BV, 8.000%, 8/7/19 144A	600,000	686
Majapahit Holding BV, 8.000%, 8/7/19	100,000	114
Nakilat, Inc., 6.267%, 12/31/33 144A	603,714	685
Pertamina Persero PT, 4.300%, 5/20/23 144A	600,000	610
Peru Enhanced Pass-Through Finance, Ltd., 0.000%, 5/31/18 144A	53,792	52
Perusahaan Listrik Negara PT, 5.500%, 11/22/21 144A	600,000	653
Petrobras Global Finance BV, 3.000%, 1/15/19	187,000	173
(b)Petrobras Global Finance BV, 5.375%, 1/27/21	5,100,000	4,671
(k)Petroleos de Venezuela SA, 5.375%, 4/12/27	6,500,000	2,267
(k)Petroleos de Venezuela SA, 5.500%, 4/12/37	5,200,000	1,781
(f)Petroleos Mexicanos, 5.125%, 3/15/23 EUR	2,300,000	2,709
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.838%, 9/30/27 144A	3,500,000	3,815

Total		26,519

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Governments (17.1%)	Shares/ Par	Value $ (000’s)
Foreign Governments (1.9%)
(f)Autonomous Community of Catalonia, 4.750%, 6/4/18 EUR	1,650,000	1,859
(f),*Heta Asset Resolution AG, 2.750%, 12/31/23 CHF	465,000	416
(f),*Heta Asset Resolution AG, 4.250%, 10/31/16 EUR	1,600,000	1,518
(f),*Heta Asset Resolution AG, 4.375%, 1/24/17 EUR	4,850,000	4,598
(f)Indonesia Government International Bond, 3.375%, 7/30/25 144A EUR	3,300,000	3,750

Total		12,141

Foreign Municipal Bonds (0.5%)
(f)Autonomous Community of Catalonia, 4.950%, 2/11/20 EUR	200,000	231
(f)Province of Ontario, 2.400%, 6/2/26 CAD	1,900,000	1,528
(f)Province of Quebec, 2.750%, 9/1/25 CAD	1,900,000	1,577

Total		3,336

Oil & Gas (1.3%)
(b)Petroleos Mexicanos, 5.625%, 1/23/46	5,000,000	4,558
(b)Petroleos Mexicanos, 6.500%, 6/2/41	2,000,000	2,025
(b)Petroleos Mexicanos, 6.625%, 6/15/38	1,800,000	1,827

Total		8,410

Yankee Sovereign (9.1%)
Argentine Republic Government International Bond, 6.250%, 4/22/19 144A	900,000	938
Argentine Republic Government International Bond, 6.875%, 4/22/21 144A	900,000	960
Argentine Republic Government International Bond, 7.500%, 4/22/26 144A	2,100,000	2,270
Argentine Republic Government International Bond, 7.625%, 4/22/46 144A	500,000	540
(b)Columbia Government International Bond, 5.000%, 6/15/45	6,000,000	6,225
Costa Rica Government International Bond, 7.000%, 4/4/44	700,000	697
Costa Rica Government International Bond, 7.158%, 3/12/45	500,000	499
Dominican Republic International Bond, 6.850%, 1/27/45	900,000	932
Dominican Republic International Bond, 6.875%, 1/29/26 144A	500,000	552
Dominican Republic International Bond, 7.450%, 4/30/44	400,000	440
El Salvador Government International Bond, 7.625%, 2/1/41	900,000	797
El Salvador Government International Bond, 7.650%, 6/15/35	300,000	267
(f)Indonesia Government International Bond, 3.750%, 6/14/28 144A EUR	1,900,000	2,132
(k)Indonesia Government International Bond, 5.125%, 1/15/45	1,450,000	1,538
(b)Indonesia Government International Bond, 6.750%, 1/15/44	2,900,000	3,685
Kazakhstan Government International Bond, 5.125%, 7/21/25	5,200,000	5,695
Kazakhstan Government International Bond, 6.500%, 7/21/45	1,100,000	1,278

Governments (17.1%)	Shares/ Par	Value $ (000’s)
Yankee Sovereign continued
(f)Mexico Government International Bond, 4.000%, 3/15/2115 EUR	700,000	724
(b)Mexico Government International Bond, 4.600%, 1/23/46	5,800,000	6,119
(k)Mexico Government International Bond, 4.750%, 3/8/44	1,800,000	1,939
(k)Panama Government International Bond, 6.700%, 1/26/36	1,900,000	2,522
Panama Government International Bond, 8.125%, 4/28/34	100,000	142
(f)Romanian Government International Bond, 2.875%, 10/28/24 EUR	900,000	1,047
(f)Romanian Government International Bond, 3.625%, 4/24/24 EUR	700,000	862
(k)Russian Federation, 5.625%, 4/4/42	2,000,000	2,262
South Africa Government International Bond, 5.875%, 9/16/25	500,000	557
(b)Turkey Government International Bond, 5.125%, 3/25/22	6,000,000	6,415
(k)Turkey Government International Bond, 5.750%, 3/22/24	2,400,000	2,676
(k)Uruguay Government International Bond, 5.100%, 6/18/50	2,100,000	2,089
Venezuela Government International Bond, 7.650%, 4/21/25	800,000	326
Venezuela Government International Bond, 7.750%, 10/13/19	1,420,000	635
Venezuela Government International Bond, 8.250%, 10/13/24	200,000	84
Venezuela Government International Bond, 9.250%, 5/7/28	1,100,000	473
Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	605

Total		58,922

US Government & Agencies (0.2%)
(b)US Treasury, 0.450%, 4/30/18	956,000	956

Total		956

Total Governments (Cost: $115,285)		110,284

Municipal Bonds (2.0%)	Shares/ $ Par
Municipal Bonds (2.0%)
Alameda County Joint Powers Authority, Series 2010-A, 7.046%, 12/1/44 RB	100,000	148
American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	155
Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	291
City of Chicago IL, 7.750%, 1/1/42 GO	1,300,000	1,320
City of Riverside CA Electric Revenue, Series 2010-A, 7.605%, 10/1/40 RB	200,000	304
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	424
Irvine Ranch Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	142

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Municipal Bonds (2.0%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds continued
Los Angeles County Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	315
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2010-B, 6.568%, 7/1/37 RB	100,000	140
Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	696
Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB	200,000	267
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	393
New York State Urban Development Corp., Series 2009-E, 5.770%, 3/15/39 RB	100,000	129
Orange County Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	294
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	254
Port Authority of New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,469
Regents of the University of California Medical Center Pooled Revenue, Series 2010-H, 6.548%, 5/15/48 RB	100,000	146
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	112
San Diego Redevelopment Agency Successor Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000.0	119
State of California, Series 2010, 7.950%, 3/1/36 GO	900,000	1,090
Tobacco Settlement Finance Authority, Series 2007-A, 7.467%, 6/1/47 RB	1,140,000	1,083
Tobacco Settlement Financing Corp., Series 2007A, 6.706%, 6/1/46 RB	3,340,000	2,812
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.550%, 11/15/40 RB, GO OF AUTH	800,000	1,067

Total Municipal Bonds (Cost: $10,522)		13,170

Structured Products (5.7%)
Structured Products (5.7%)
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 1.248%, 1/25/35	75,502	69
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 1.353%, 12/25/34	94,900	85
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 1.428%, 7/25/35	100,000	84
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 1.453%, 3/25/35	253,187	232
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	211,166	220
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.478%, 9/25/45	6,266	6

Structured Products (5.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.323%, 7/25/34	45,880	41
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC 2005-HE5, Class M4, 1.353%, 6/25/35	200,000	171
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 1.687%, 8/15/33	43,287	41
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.723%, 6/10/49	71,973	73
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.933%, 2/10/51	67,196	69
Banc of America Funding Trust, Series 2007-D, Class 1A4, 0.678%, 6/20/47	126,090	120
Banc of America Funding Trust, Series 2007-6, Class A1, 0.743%, 7/25/37	123,776	104
Banc of America Funding Trust, Series 2005-H, Class 5A1, 2.870%, 11/20/35	225,893	198
Barclays Capital LLC, Series 2009-RR14, Class 2A2, 3.231%, 7/26/36 144A	70,479	57
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 3.259%, 7/25/34	19,201	19
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 3.877%, 11/25/36	299,206	225
Bear Stearns Asset Backed Securities I Trust, Series 07-AQ1, Class A1, 0.563%, 4/25/31	16,801	17
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 0.653%, 12/25/36	68,897	65
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 0.653%, 4/25/37	336,089	338
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 0.883%, 11/25/35	85,796	83
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 1.703%, 8/25/37	321,563	293
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.943%, 7/25/35	50,864	50
Citi Held For Asset Issuance, Series 2016-PM1, Class A, 4.650%, 4/15/25 144A	1,673,817	1,693
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	10,114	10
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C, 0.663%, 12/25/36	100,000	72
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA, 3.028%, 9/25/37	31,654	29
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A, 3.205%, 9/25/37	136,641	115
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 1.173%, 9/25/35	300,000	284
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.593%, 4/25/47	65,807	55
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.613%, 12/25/46	28,328	24
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.638%, 9/20/46	41,472	27

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (5.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.643%, 12/20/46	56,461	41
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.658%, 7/20/46	19,474	9
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.778%, 11/20/35	11,795	10
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.917%, 1/25/36	36,229	33
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 2.932%, 5/25/36	28,760	21
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 3.203%, 7/25/46	6,587	6
Countrywide Alternative Loan Trust, Series 2003-19CB, Class 2A1, 4.500%, 9/25/18	3,391	3
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.500%, 1/25/36	431,254	355
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/35	41,856	42
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.000%, 5/25/37	383,834	271
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.500%, 8/25/32	28,175	28
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.593%, 7/25/37	69,645	57
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 0.623%, 5/25/37	279,487	256
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.743%, 7/25/36	100,000	90
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 0.743%, 8/25/36	182,982	164
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.803%, 3/25/36	99,321	74
(e)Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 4.919%, 7/25/36	100,000	80
Countrywide Asset-Backed Certificates Trust, Series 2006-7, Class 2A3, 0.603%, 4/25/46	82,879	77
Countrywide Asset-Backed Certificates Trust, Series 2005-14, Class 3A3, 0.803%, 4/25/36	32,319	32
Countrywide Asset-Backed Certificates Trust, Series 2005-4, Class AF6, 4.740%, 10/25/35	31,064	32
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.397%, 4/25/46	57,302	31
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 2.817%, 10/25/35	34,814	27
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.847%, 12/20/35	18,151	14
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.000%, 5/25/36	276,607	235

Structured Products (5.7%)	Shares/ Par	Value $ (000’s)
Structured Products continued
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1, 6.500%, 11/25/36	39,218	32
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.137%, 9/15/39	131,459	136
Dryden XXII Senior Loan Fund, Series 2011-22A, Class A1R, 1.798%, 1/15/22 144A	459,113	457
(f)EMF-NL BV, 0.549%, 4/17/41 EUR	238,327	233
(f)Enterprise Inns PLC, 6.875%, 5/9/25 GBP	1,000,000	1,319
(f)Eurosail-NL BV, 1.249%, 10/17/40 EUR	160,451	174
Federal National Mortgage Association, Series 2003-W6, Class F, 0.803%, 9/25/42	35,599	35
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.593%, 9/25/36	137,415	128
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 0.603%, 7/25/36	29,308	28
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class A2B, 0.713%, 11/25/36	740,586	731
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.000%, 10/25/20	11,238	11
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.750%, 5/25/37	545,773	436
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	102
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.683%, 3/25/36	10,163	10
GSAMP Trust, Series 2007-NC1, Class A2A, 0.503%, 12/25/46	20,304	11
GSAMP Trust, Series 2007-FM2, Class A2B, 0.543%, 1/25/37	242,561	143
GSAMP Trust, Series 2004-WF, Class M2, 2.103%, 10/25/34	100,703	93
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.903%, 3/25/47	26,434	22
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.943%, 1/25/36	5,497	5
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.978%, 9/25/35	20,884	21
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/36	222,376	179
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.688%, 6/19/35	45,322	40
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.758%, 11/19/35	21,456	18
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 0.793%, 4/25/37	500,000	280
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.703%, 3/25/35	15,863	13
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 0.843%, 11/25/35	300,000	215
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.693%, 7/25/35	4,056	4
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.753%, 7/25/35	22,604	19

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (5.7%)	Shares/ Par	Value $ (000’s)
Structured Products continued
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.835%, 10/25/34	48,312	46
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 1.233%, 6/25/35	19,590	20
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.760%, 10/25/35	23,132	21
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 2.887%, 7/25/35	30,745	30
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 4.614%, 6/25/37	150,749	134
JP Morgan Resecuritization Trust, Series 2009-10, Class 4A1, 0.939%, 3/26/37 144A	88,674	87
Lehman XS Trust, Series 2005-4, Class 1A3, 1.253%, 10/25/35	36,061	33
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.623%, 2/25/37	24,189	22
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 0.833%, 8/25/35	71,867	69
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 0.903%, 2/25/47	1,230,619	807
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 2.476%, 12/25/35	414,531	378
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-1, Class 1A, 2.703%, 2/25/36	13,014	12
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.249%, 5/25/36	36,490	33
(f)Mitchells & Butlers Finance PLC, 1.022%, 12/15/30 GBP	76,963	87
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C, 0.593%, 10/25/36	83,986	45
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C, 0.703%, 3/25/37	82,536	41
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 0.773%, 11/25/35	36,172	36
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5, 1.443%, 6/25/35	300,000	274
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31, 5.439%, 2/12/44	10,822	11
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.353%, 7/25/32	15,019	14
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.803%, 2/25/33	53,873	51
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.723%, 9/25/35	4,327	4
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.811%, 7/25/35	286,375	243
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.234%, 8/25/35	31,230	30
OneMain Financial Issuance Trust, Series 16-2A, Class A, 4.100%, 3/20/28 144A	1,000,000	1,031
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1, 0.953%, 7/25/35	93,769	93

Structured Products (5.7%)	Shares/ Par	Value $ (000’s)
Structured Products continued
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 1.248%, 8/25/35	328,945	309
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.593%, 1/25/37	45,363	37
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.643%, 8/25/36	20,138	16
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.643%, 9/25/36	45,159	35
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.207%, 3/25/35	350,681	299
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	385,389	402
Residential Asset Mortgage Products, Series 2006-NC2, Class A2, 0.643%, 2/25/36	17,763	17
Residential Asset Mortgage Products, Series 2007-RP4, Class A, 0.796%, 11/25/46 144A	368,881	312
Residential Asset Mortgage Products, Series 2005-EFC4, Class M3, 0.933%, 9/25/35	300,000	272
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 0.603%, 1/25/37	353,128	324
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 0.793%, 4/25/37	1,600,000	1,120
Residential Asset Securities Corp., Series 06-EMX1, Class M1, 0.863%, 1/25/36	200,000	179
Rio Oil Finance Trust, 9.250%, 7/6/24 144A	2,376,000	2,031
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR5, Class A1B, 1.013%, 8/25/35	4,588	5
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 1.413%, 1/25/36	157,304	126
SLM Private Education Loan Trust, Series 2012-D, Class A1, 1.492%, 6/15/23 144A	693	1
SLM Private Education Loan Trust, Series 2011-B, Class A3, 2.692%, 6/16/42 144A	100,000	103
SLM Private Education Loan Trust, Series 2010-A, Class 1A, 3.450%, 5/16/44 144A	37,360	38
Soundview Home Loan Trust, Series 2006-3, Class A3, 0.613%, 11/25/36	475,014	403
Soundview Home Loan Trust, Series 2006-OPT2, Class A4, 0.733%, 5/25/36	200,000	160
Soundview Home Loan Trust, Series 2006-2, Class M2, 0.803%, 3/25/36	400,000	322
Soundview Home Loan Trust, Series 2005-3, Class M3, 1.278%, 6/25/35	271,713	245
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3, 1.428%, 12/25/35	536,815	477
(f)Spirit Issuer PLC, 6.582%, 12/28/27 GBP	1,100,000	1,508
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.773%, 10/25/35	123,679	101
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.603%, 9/25/36	50,140	41

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (5.7%)	Shares/ Par	Value $ (000’s)
Structured Products continued
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 1.143%, 6/25/35	90,407	89
Structured Asset Investment Loan Trust, Series 2005-7, Class M2, 1.218%, 8/25/35	500,000	369
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 0.633%, 7/25/46	440,371	346
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, 1.765%, 2/25/36	894,018	810
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A2, 0.593%, 5/25/47	184,356	180
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, 0.623%, 12/25/36	667,085	570
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6, 0.663%, 2/25/37	189,102	157
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 0.823%, 4/25/36 144A	100,000	87
Structured Asset Securities Corp. Trust, Series 2005-1, Class 1A1, 0.803%, 2/25/35	56,986	53
Structured Asset Securitization Corp. Mortgage Pass Through Certificates, Series 2004-3, Class 4A1, 5.616%, 3/25/34	11,429	12
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 1.103%, 12/25/35	35,671	27
(f)Tesco Property Finance 2 PLC, 6.052%, 10/13/39 GBP	1,265,334	1,670
(f)Tesco Property Finance 6 PLC, 5.411%, 7/13/44 GBP	2,276,055	2,747
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 0.713%, 3/25/36 144A	2,284,838	2,046
(f)The Unique Pub Finance Co. PLC, 5.659%, 6/30/27 GBP	169,256	225
(f)The Unique Pub Finance Co. PLC, 6.542%, 3/30/21 GBP	893,880	1,233
Voya CLO III, Ltd., Series 2006-3A, Class A1, 0.883%, 12/13/20 144A	115,674	116
WaMu Mortgage Pass Through Certificates, Series 2006-AR8, Class 2A1, 2.352%, 8/25/36	22,726	21
WaMu Mortgage Pass Through Certificates, Series 2006-AR2, Class 1A1, 2.518%, 3/25/36	490,136	452
WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.576%, 2/25/33	2,752	3
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A1, 4.198%, 2/25/37	8,078	7
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 3A3, 6.002%, 10/25/36	48,816	38
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 1.137%, 4/25/47	634,128	451

Structured Products (5.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 3.083%, 7/25/37	127,336	107
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 2.816%, 11/25/37	145,612	128
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 2.865%, 3/25/35	45,694	46
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.908%, 7/25/36	371,854	347
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 3.156%, 4/25/36	183,696	172

Total Structured Products (Cost: $39,818)		36,896

Bank Loan Obligations (2.6%)	Shares/ Par
Bank Loan Obligations (2.6%)
Charter Communications Operating LLC, 3.000%, 7/1/20	2,638,883	2,623
CommScope, Inc., 3.750%, 12/29/22	198,500	198
Dell International, 4.000%, 4/29/20	3,944,937	3,937
Endo Luxembourg Finance, 3.750%, 9/25/22	1,194,000	1,174
Fortescue Metals Group, 4.250%, 6/30/19	1,724,208	1,646
Grifols Worldwide Operations USA, Inc., 3.000%, 2/27/21	684,250	684
Hilton Worldwide Finance LLC, 3.500%, 10/26/20	1,460,960	1,461
Intelsat Jackson Holdings SA, 3.750%, 6/30/19	1,900,000	1,719
Las Vegas Sands LLC, 3.250%, 12/19/20	492,176	491
Rise, Ltd., 4.750%, 2/15/39	683,333	677
Valeant Pharmaceuticals International, Inc., 4.750%, 8/5/20	973,166	944
(f)Ziggo BV, 3.750%, 1/15/22 EUR	1,000,000	1,090

Total Bank Loan Obligations (Cost: $16,912)		16,644

Short-Term Investments (0.5%)	Shares/ $ Par
Governments (0.5%)
(b)US Treasury, 0.000%, 7/21/16	2,858,000	2,858

Total Short-Term Investments (Cost: $2,858)		2,858

Total Investments (82.3%) (Cost: $540,165)(a)		530,895

Other Assets, Less Liabilities (17.7%)		113,974

Net Assets (100.0%)		644,869

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

* Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the value of these securities (in thousands) was $120,987 representing 18.8% of the net assets.

GO — General Obligation
RB — Revenue Bond
TRAN — Tax Allocation Bond

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CNY — China Yuan Renminbi
EUR — Euro
GBP — British Pound
KRW — South Korean Won
MXN — Mexican New Peso
MYR — Malaysian Ringgit
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan New Dollar

(a)    At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $540,165 and the net unrealized depreciation of investments based on that cost was $9,270 which is comprised of $17,067 aggregate gross unrealized appreciation and $26,337 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)    All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Short) (Total Notional Value at June 30, 2016, $1,310)	7	9/16	$(22)
Euro Buxl Future (Long) (Total Notional Value at June 30, 2016, $1,585)	8	9/16	165
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at June 30, 2016, $24,390)	166	9/16	253
Long Gilt Future (Long) (Total Notional Value at June 30, 2016, $1,596)	9	9/16	74
US Five Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2016, $3,982)	33	9/16	50
US Ten Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2016, $65,703)	507	9/16	1,720
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2016, $21,780)	100	9/16	152
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at June 30, 2016, $10,291)	59	9/16	705

(c) PIK - Payment In Kind

(d) Defaulted Security

(e) Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f) Foreign Bond — par value is foreign denominated

(h) Forward foreign currency contracts outstanding on June 30, 2016.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BNP Paribas	AUD	4,469	3,332	7/16	$23	$—	$23
Sell	JP Morgan Chase Bank NA	AUD	4,469	3,332	7/16	—	(93)	(93)
Sell	BNP Paribas	AUD	4,469	3,329	8/16	—	(23)	(23)
Buy	BNP Paribas	BRL	11,892	3,697	7/16	207	—	207
Sell	JP Morgan Chase Bank NA	BRL	11,892	3,697	7/16	—	(430)	(430)
Sell	BNP Paribas	BRL	11,892	3,663	8/16	—	(201)	(201)
Sell	JP Morgan Chase Bank NA	CAD	3,813	2,951	7/16	—	(37)	(37)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	CHF	337	345	7/16	$1	$—	$1
Sell	Goldman Sachs International	CHF	337	345	7/16	—	(4)	(4)
Sell	Barclays Bank PLC	CHF	337	346	8/16	—	(1)	(1)
Sell	HSBC Bank USA NA	CNY	20,831	3,115	1/17	—	(91)	(91)
Sell	JP Morgan Chase Bank NA	CNY	37,586	5,621	1/17	—	(138)	(138)
Buy	Bank of America NA	EUR	60,258	66,883	7/16	478	—	478
Buy	JP Morgan Chase Bank NA	EUR	298	331	7/16	—	(5)	(5)
Sell	Goldman Sachs International	EUR	60,359	66,996	7/16	361	—	361
Sell	JP Morgan Chase Bank NA	EUR	197	219	7/16	6	—	6
Sell	Bank of America NA	EUR	60,258	66,955	8/16	—	(479)	(479)
Buy	Bank of America NA	GBP	19,744	26,284	7/16	15	—	15
Buy	JP Morgan Chase Bank NA	GBP	2,223	2,959	7/16	21	—	21
Sell	Bank of America NA	GBP	19,665	26,179	7/16	2,655	—	2,655
Sell	Goldman Sachs International	GBP	2,302	3,065	7/16	328	—	328
Sell	Bank of America NA	GBP	19,744	26,291	8/16	—	(16)	(16)
Sell	Goldman Sachs International	KRW	3,534,668	3,067	8/16	—	(17)	(17)
Sell	JP Morgan Chase Bank NA	KRW	3,388,562	2,939	1/17	—	(142)	(142)
Sell	Royal Bank Of Canada	MXN	216	12	8/16	—	— (m)	— (m)
Buy	Barclays Bank PLC	MYR	12,109	2,995	8/16	40	—	40
Sell	UBS AG	MYR	12,199	3,017	8/16	—	(19)	(19)
Sell	Bank of America NA	SGD	4,197	3,114	8/16	—	(34)	(34)
Sell	Goldman Sachs International	SGD	4,069	3,014	1/17	—	(207)	(207)
Buy	Bank of America NA	THB	104,302	2,966	8/16	45	—	45
Sell	Bank of America NA	THB	104,576	2,973	8/16	—	— (m)	— (m)
Sell	Bank of America NA	TWD	50,890	1,579	8/16	—	(8)	(8)
Sell	BNP Paribas	TWD	95,353	2,969	1/17	—	(134)	(134)

						$4,180	$(2,079)	$2,101

(j)	Swap agreements outstanding on June 30, 2016.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas	1.00%	6/21	2.720%	300	USD	$(15)	$(8)	$(23)
BMW Finance NV, 5.00%, 8/6/18	Citigroup Financial Products	1.00%	12/20	0.651%	400	EUR	(4)	11	7
Chesapeake Energy Corp., 6.625%, 8/15/20	Goldman Sachs International	5.00%	6/20	15.154%	2,200	USD	67	(995)	(928)
Federal Republic of Brazil, 4.25%, 1/7/25	Barclays Bank PLC	1.00%	6/20	2.568%	1,900	USD	(90)	(22)	(112)
Glencore Finance Europe SA, 6.50%, 2/27/19	JP Morgan Chase Bank NA	1.00%	9/20	3.685%	500	EUR	(46)	(12)	(58)
Hellenic Republic, 3.00%, 2/24/24	Goldman Sachs International	1.00%	12/16	7.213%	2,200	USD	(266)	167	(99)
Kingdom of Saudi Arabia	BNP Paribas	1.00%	6/21	1.727%	1,000	USD	(23)	(11)	(34)
Marks & Spencer PLC, 6.125%, 12/2/19	BNP Paribas	1.00%	6/21	1.727%	1,600	EUR	(43)	(16)	(59)
Marks & Spencer PLC, 6.125%, 12/2/19	JP Morgan Chase Bank NA	1.00%	6/21	1.727%	1,100	EUR	(31)	(11)	(42)
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	1.732%	1,100	USD	(21)	(29)	(50)
Republic of Venezuela, 9.25%, 9/15/27	BNP Paribas	5.00%	9/20	47.650%	300	USD	(169)	(12)	(181)
Republic of Venezuela, 9.25%, 9/15/27	Citibank NA	5.00%	6/20	48.299%	5,900	USD	(2,598)	(856)	(3,454)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA NA	5.00%	6/20	48.299%	100	USD	$(45)	$(13)	$(58)
Russian Federation, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	6/20	1.909%	1,400	USD	(103)	55	(48)
Russian Federation, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	12/20	2.128%	2,100	USD	(203)	103	(100)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	6/20	1.909%	700	USD	(52)	28	(24)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	2.026%	400	USD	(36)	20	(16)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	2.026%	900	USD	(73)	36	(37)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	12/20	2.128%	1,400	USD	(131)	64	(67)
Russian Federation, 7.50%, 3/31/30	HSBC Bank USA NA	1.00%	12/20	2.128%	600	USD	(59)	30	(29)
Russian Federation, 7.50%, 3/31/30	HSBC Bank USA NA	1.00%	6/21	2.300%	4,200	USD	(297)	42	(255)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	9/20	2.026%	1,500	USD	(137)	75	(62)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	12/20	2.128%	2,300	USD	(228)	118	(110)
Russian Federation, 7.50%, 3/31/30	UBS AG	1.00%	12/20	2.128%	800	USD	(85)	47	(38)
RWE AG, 5.75%, 2/14/33	Barclays Bank PLC	1.00%	3/22	1.295%	800	EUR	–	(15)	(15)
RWE AG, 5.75%, 2/14/33	JP Morgan Chase Bank NA	1.00%	3/22	1.295%	400	EUR	1	(8)	(7)
RWE AG, 5.75%, 2/14/33	Morgan Stanley Capital Services	1.00%	3/22	1.295%	100	EUR	1	(3)	(2)
Santander International Debt SAU, 4.00%, 3/27/17	JP Morgan Chase Bank NA	1.00%	6/21	1.709%	1,200	EUR	(33)	(12)	(45)
Sprint Communications, Inc., 8.375%, 8/15/17	Citibank NA	5.00%	12/19	7.995%	300	USD	10	(36)	(26)
Telefonica Emisiones SAU, 2.736%, 5/29/19	Barclays Bank PLC	1.00%	6/21	1.327%	4,100	EUR	(75)	5	(70)
United Mexican States, 5.95%, 3/19/19	BNP Paribas	1.00%	12/22	1.863%	1,500	USD	(64)	(14)	(78)
United Mexican States, 5.95%, 3/19/19	JP Morgan Chase Bank NA	1.00%	12/22	1.863%	3,800	USD	(166)	(30)	(196)
Volkswagen International Finance NV, 5.375%, 5/22/18	Citigroup Financial Products	1.00%	12/20	1.197%	2,200	EUR	(161)	139	(22)
Volkswagen International Finance NV, 5.375%, 5/22/18	Morgan Stanley Capital Services	1.00%	12/20	1.197%	900	EUR	(87)	78	(9)

							$(5,262)	$(1,085)	$(6,347)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation)(000’s)
6-Month Australian Bank Bill	3.00%	12/20	3,400	AUD	$61

					$61

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation)(000’s)
3-Month USD-LIBOR	0.65%	12/18	13,300	USD	$(265)
6-Month GBP-LIBOR	1.50%	9/26	200	GBP	(14)
6-Month GBP-LIBOR	1.50%	9/21	4,700	GBP	(180)

					$(459)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation)(000’s)
iTraxx Europe	1.00%	6/21	1.120%	4,100	EUR	$73
iTraxx Europe	1.00%	6/21	0.839%	4,400	EUR	47
Markit CDX North America High Yield Index	5.00%	12/20	3.989%	5,841	USD	130
Markit CDX North America High Yield Index	5.00%	6/21	4.288%	19,300	USD	253

						$503

(k)	Cash or securities with an aggregate value of $84,371 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2016.

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Bank Loan Obligations	$—	$15,967	$677
Governments	—	110,284	—
Municipal Bonds	—	13,170	—
Corporate Bonds	—	348,059	2,984
Structured Products	—	36,676	220
Short-Term Investments	—	2,858	—
Other Financial Instruments^
Futures	3,119	—	—
Forward Currency Contracts	—	4,180	—
Interest Rate Swaps	—	61	—
Credit Default Swaps	—	1,521	—

Total Assets:	$3,119	$532,776	$3,881

Liabilities:
Other Financial Instruments^
Futures	$(22)	$—	$—
Forward Currency Contracts	—	(2,079)	—
Interest Rate Swaps	—	(459)	—
Credit Default Swaps	—	(2,103)	—

Total Liabilities:	$(22)	$(4,641)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Balanced Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of exposure to investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Exposure to small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio obtains its exposure to equity and fixed income securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the

Balanced Portfolio

Balanced Portfolio (unaudited)

period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,038.38	$0.41
Hypothetical (5% return before expenses)	$1,000.00	$1,024.47	$0.40

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Balanced Portfolio

Balanced Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Investment Companies (94.2%)	Shares/ $ Par	Value $ (000’s)
Domestic Equity (38.6%)
iShares Russell 2000 ETF	187,450	21,551
iShares Russell Mid-Cap ETF	53,833	9,051
(q)Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	50,256,551	78,853
(q)Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	45,218,404	75,153
(q)Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	23,707,061	64,957
(q)Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	47,523,454	133,303
(q)Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	64,405,612	69,944
(q)Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	43,794,419	69,677
(q)Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	73,371,684	75,206
(q)Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	29,792,240	92,118
(q)Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	58,397,813	99,568
(q)Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	11,740,560	27,802
(q)Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	11,853,716	27,204
SPDR S&P MidCap 400 ETF Trust	36,800	10,024

Total		854,411

Fixed Income (45.2%)
iShares iBoxx $ High Yield Corporate Bond ETF	193,000	16,345
(q)Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	205,098,598	150,132
(q)Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	634,208,725	833,985

Total		1,000,462

Foreign Equity (10.4%)
iShares MSCI EAFE ETF	59,400	3,315
iShares MSCI Emerging Markets ETF	159,000	5,463
iShares MSCI India ETF	370,000	10,330
(q)Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	10,353,901	8,739
(q)Northwestern Mutual Series Fund, Inc., International Equity Portfolio	32,823,140	49,694
(q)Northwestern Mutual Series Fund, Inc., International Growth Portfolio	21,647,119	27,817
(q)Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	152,531,394	125,381
Vanguard FTSE Developed Markets ETF	18,615	658

Total		231,397

Total Investment Companies (Cost: $1,998,111)		2,086,270

Short-Term Investments (3.9%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies (3.9%)
(b)Federal Home Loan Bank, 0.340%, 7/6/16	10,000,000	10,000
Federal Home Loan Bank, 0.340%, 7/22/16	3,000,000	3,000
(b)Federal Home Loan Bank, 0.340%, 7/28/16	5,000,000	4,999
Federal Home Loan Bank, 0.350%, 7/19/16	5,000,000	5,000
Federal Home Loan Bank, 0.350%, 7/25/16	5,000,000	4,999
Federal Home Loan Bank, 0.350%, 9/14/16	2,000,000	1,999
Federal Home Loan Bank, 0.350%, 10/6/16	1,000,000	999
(b)Federal Home Loan Bank, 0.370%, 8/8/16	5,000,000	4,999
Federal Home Loan Bank, 0.400%, 9/16/16	2,400,000	2,399
Federal Home Loan Bank, 0.400%, 9/21/16	4,000,000	3,998
Federal Home Loan Bank, 0.410%, 8/11/16	5,000,000	4,999
Federal Home Loan Bank, 0.420%, 8/17/16	5,000,000	4,998
Federal Home Loan Bank, 0.420%, 8/29/16	5,000,000	4,998
Federal Home Loan Bank, 0.420%, 9/27/16	7,500,000	7,495
Federal Home Loan Bank, 0.430%, 8/12/16	5,000,000	4,999
Federal Home Loan Bank, 0.430%, 8/26/16	5,000,000	4,998
Federal Home Loan Bank, 0.450%, 9/2/16	1,000,000	999
Federal Home Loan Bank, 0.460%, 8/19/16	5,000,000	4,998
Federal Home Loan Bank, 0.460%, 8/31/16	2,000,000	1,999
Federal National Mortgage Association, 0.290%, 7/5/16	3,500,000	3,500

Total		86,375

Total Short-Term Investments (Cost: $86,359)		86,375

Total Investments (98.1%) (Cost: $2,084,470)(a)		2,172,645

Other Assets, Less Liabilities (1.9%)		43,209

Net Assets (100.0%)		2,215,854

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $2,084,470 and the net unrealized appreciation of investments based on that cost was $88,175 which is comprised of $108,997 aggregate gross unrealized appreciation and $20,822 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2016, $18,801)	182	9/16	$220

(q)	Affiliated Company

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Investment Companies	$2,086,270	$—	$—
Short-Term Investments	—	86,375	—
Other Financial Instruments^
Futures	220	—	—

Total Assets:	$2,086,490	$86,375	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Asset Allocation Portfolio (unaudited)

Sector Allocation 6/30/16

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of exposure to investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Exposure to small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio obtains its exposure to equity and fixed income securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you

Asset Allocation Portfolio

Asset Allocation Portfolio (unaudited)

invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period January 1, 2016 to June 30, 2016*
Actual	$1,000.00	$1,033.45	$0.51
Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	$0.50

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Asset Allocation Portfolio

Asset Allocation Portfolio

Schedule of Investments

June 30, 2016 (unaudited)

Investment Companies (94.1%)	Shares/ $ Par	Value $ (000’s)
Domestic Equity (49.7%)
iShares Russell 2000 ETF	25,530	2,935
iShares Russell Mid-Cap ETF	6,889	1,158
(q)Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	6,889,602	10,810
(q)Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	6,197,694	10,301
(q)Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	3,306,430	9,060
(q)Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	6,615,631	18,557
(q)Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	9,982,358	10,841
(q)Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	6,787,852	10,799
(q)Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	10,059,654	10,311
(q)Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	4,107,390	12,700
(q)Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	8,023,541	13,680
(q)Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	2,342,381	5,547
(q)Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	2,457,864	5,641
SPDR S&P MidCap 400 ETF Trust	5,500	1,498

Total		123,838

Fixed Income (29.4%)
iShares iBoxx $ High Yield Corporate Bond Fund ETF	26,700	2,261
(q)Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	30,524,284	22,344
(q)Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	37,042,764	48,711

Total		73,316

Foreign Equity (15.0%)
iShares MSCI EAFE ETF	56,040	3,127
iShares MSCI Emerging Markets ETF	48,825	1,678
iShares MSCI India ETF	41,000	1,145
(q)Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	1,708,848	1,442
(q)Northwestern Mutual Series Fund, Inc., International Equity Portfolio	4,654,305	7,047
(q)Northwestern Mutual Series Fund, Inc., International Growth Portfolio	3,030,898	3,895
(q)Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	21,837,976	17,951
Vanguard FTSE Developed Markets ETF	28,070	992

Total		37,277

Total Investment Companies (Cost: $225,246)		234,431

Short-Term Investments (3.5%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies (3.5%)
(b)Federal Home Loan Bank, 0.260%, 7/13/16	500,000	500
Federal Home Loan Bank, 0.270%, 7/22/16	500,000	500
Federal Home Loan Bank, 0.340%, 7/6/16	500,000	500
Federal Home Loan Bank, 0.350%, 9/14/16	1,000,000	999
Federal Home Loan Bank, 0.370%, 8/8/16	1,000,000	1,000
Federal Home Loan Bank, 0.400%, 7/27/16	500,000	500
Federal Home Loan Bank, 0.400%, 9/16/16	500,000	500
Federal Home Loan Bank, 0.410%, 8/11/16	500,000	500
Federal Home Loan Bank, 0.420%, 8/17/16	1,000,000	1,000
Federal Home Loan Bank, 0.420%, 8/29/16	1,000,000	999
Federal Home Loan Bank, 0.420%, 9/27/16	500,000	499
Federal Home Loan Bank, 0.430%, 8/26/16	500,000	500
Federal Home Loan Bank, 0.450%, 9/2/16	300,000	300
Federal Home Loan Bank, 0.460%, 8/19/16	500,000	500

Total Short-Term Investments (Cost: $8,796)		8,797

Total Investments (97.6%) (Cost: $234,042)(a)		243,228

Other Assets, Less Liabilities (2.4%)		5,885

Net Assets (100.0%)		249,113

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

(a)	At June 30, 2016, the aggregate cost of securities for federal tax purposes (in thousands) was $234,042 and the net unrealized appreciation of investments based on that cost was $9,186 which is comprised of $12,541 aggregate gross unrealized appreciation and $3,355 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2016, $3,202)	31	9/16	$37

(q)	Affiliated Company

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2016. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Investment Companies	$234,431	$—	$—
Short-Term Investments	—	8,797	—
Other Financial Instruments^
Futures	37	—	—

Total Assets:	$234,468	$8,797	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

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Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2016 (unaudited)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Unaffiliated Investments, at Value (1)	$826,960	$754,243	$508,285	$142,053	$2,476,534
Cash & Cash Equivalents	7,504	6,442	336	13,593	5,960
Foreign Currency, at Value (3)	—	—	—	—	—
Cash Collateral for Derivative Positions	—	—	—	—	—
Receivable for Investment Securities Sold	12,542	3,788	—	—	—
Futures Variation Margin	—	—	—	—	377
Outstanding Swap Contracts, at Value	—	—	—	—	—
Receivable for Foreign Currency	—	—	—	—	—
Prepaid Expenses and Other Assets	13	11	11	9	28
Dividends and Interest Receivable	866	508	1,097	133	3,401

Total Assets	847,885	764,992	509,729	155,788	2,486,300

Liabilities
Payable for Investment Securities Purchased	15,790	—	—	511	465
Payable for Foreign Currency	—	—	—	—	—
Investment Advisory Fees	281	383	178	98	396
Compliance Fees Payable	1	1	1	—	1
Accrued Expenses	38	53	32	18	121

Total Liabilities	16,110	437	211	627	983

Net Assets	$831,775	$764,555	$509,518	$155,161	$2,485,317

Represented By:
Aggregate Paid in Capital (6) (7)	$584,609	$517,795	$398,740	$122,063	$1,273,263
Undistributed Net Investment Income (Loss)	11,217	5,549	16,291	2,636	71,351
Undistributed Accumulated Net Realized Gain (Loss)	107,357	217,326	7,148	14,391	58,756
Net Unrealized Appreciation (Depreciation)	128,591	23,885	87,339	16,071	1,081,947

Net Assets for Shares Outstanding (6) (7)	$831,774	$764,555	$509,518	$155,161	$2,485,317

Net Asset Value, Offering and Redemption Price per Share	$2.81	$2.74	$1.59	$1.09	$4.03

(1) Unaffiliated Investments, at Cost	$698,368	$730,358	$420,946	$125,982	$1,395,013
(3) Foreign Currency, at Cost	—	—	—	—	—
(6) Shares Outstanding	296,504	279,001	320,162	142,883	617,318
(7) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$180,933	$657,527	$728,424	$958,581	$680,105	$455,480	$487,433	$133,535	$542,471
950	33,415	16,832	39,060	4,056	7,150	5,137	576	5,117
9	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	480	—
2,449	—	6,232	15,349	8,174	5,074	7,373	1,315	3,679
—	—	—	—	313	—	—	—	—
—	—	—	—	—	—	—	204	—
113	—	—	—	—	302	—	—	—
8	10	12	14	20	9	11	21	10
296	1,212	1,623	484	921	954	212	144	922

184,758	692,164	753,123	1,013,488	693,589	468,969	500,166	136,275	552,199

1,890	—	1,406	20,285	3,213	5,961	6,753	722	1,943
118	—	—	—	—	512	—	—	—
100	293	378	424	133	273	220	28	379
1	—	1	1	—	—	1	—	—
20	40	50	49	68	49	43	26	64

2,129	333	1,835	20,759	3,414	6,795	7,017	776	2,386

$182,629	$691,831	$751,288	$992,729	$690,175	$462,174	$493,149	$135,499	$549,813

$154,826	$470,752	$607,908	$881,782	$448,300	$377,387	$400,148	$110,864	$342,273
4,745	18,995	24,408	2,806	12,574	10,941	1,307	1,617	8,377
16,036	35,984	55,808	45,788	88,674	40,977	45,580	9,581	71,281
7,022	166,100	63,164	62,353	140,627	32,869	46,114	13,437	127,882

$182,629	$691,831	$751,288	$992,729	$690,175	$462,174	$493,149	$135,499	$549,813

$1.02	$1.57	$1.66	$3.09	$1.91	$1.71	$2.37	$1.20	$2.30

$173,905	$491,427	$665,253	$896,228	$539,287	$422,399	$441,318	$120,302	$414,588
9	—	—	—	—	—	—	—	—
178,221	440,923	452,171	321,022	361,129	270,996	208,276	112,623	239,551
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2016 (unaudited)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio
Assets
Unaffiliated Investments, at Value (1)	$498,000	$488,008	$1,515,961	$485,035	$456,539
Affiliated Investments, at Value (2)	—	—	—	—	—
Cash & Cash Equivalents	22,433	—	—	6,317	—
Foreign Currency, at Value (3)	305	1,851	—	495	—
Cash Collateral for Derivative Positions	—	—	—	—	—
Receivable for Portfolio Shares Sold	126	238	207	151	—
Receivable for Investment Securities Sold	1,364	10,797	—	1,763	—
Receivable for Financing Transactions	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—
Outstanding Swap Contracts, at Value (4)	—	—	—	—	—
Receivable for Foreign Currency	21	21	—	—	—
Prepaid Expenses and Other Assets	9	9	17	8	10
Dividends and Interest Receivable	1,888	2,483	6,456	2,830	122

Total Assets	524,146	503,407	1,522,641	496,599	456,671

Liabilities
Payable for Portfolio Shares Redeemed	179	101	289	143	—
Payable for Investment Securities Purchased	16,997	8,377	11,591	1,306	728
Payable for Financing Transactions	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—
Outstanding Swap Contracts, at Value (5)	—	—	—	—	—
Payable for Foreign Currency	—	—	—	—	—
Collateral from Counterparty	—	—	—	—	—
Investment Advisory Fees	251	315	711	384	112
Compliance Fees Payable	—	—	1	—	1
Deferred Income for Financing Transactions	—	—	—	—	—
Accrued Expenses	224	259	450	351	32

Total Liabilities	17,651	9,052	13,042	2,184	873

Net Assets	$506,495	$494,355	$1,509,599	$494,415	$455,798

Represented By:
Aggregate Paid in Capital (6) (7)	$519,974	$511,167	$1,562,149	$554,625	$455,745
Undistributed Net Investment Income (Loss)	12,735	17,083	64,148	8,907	15
Undistributed Accumulated Net Realized Gain (Loss)	(25,470)	(22,771)	9,688	(49,918)	38
Net Unrealized Appreciation (Depreciation)	(744)	(11,123)	(126,386)	(19,199)	–

Net Assets for Shares Outstanding (6) (7)	$506,495	$494,356	$1,509,599	$494,415	$455,798

Net Asset Value, Offering and Redemption Price per Share	$1.28	$0.82	$1.51	$0.84	$1.00

(1) Unaffiliated Investments, at Cost	$498,714	$499,013	$1,642,154	$504,001	$456,539
(2) Affiliated Investments, at Cost	—	—	—	—	—
(3) Foreign Currency, at Cost	307	1,855	—	495	—
(4) Premiums Paid from Swap Contracts	—	—	—	—	—
(5) Premiums Received from Swap Contracts	—	—	—	—	—
(6) Shares Outstanding	394,315	600,990	997,050	585,518	455,757
(7) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	3,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$252,705	$2,997,877	$141,948	$308,959	$727,051	$530,895	$163,112	$23,591
—	—	—	—	—	—	2,009,533	219,637
3,011	152,668	1,326	2,476	—	108,369	6,626	1,380
—	—	—	—	—	2,846	—	—
—	—	761	—	—	3,064	—	—
—	—	—	—	—	—	—	—
13	507,899	—	—	16,704	1,482	46,458	6,500
—	—	81,520	—	—	—	—	—
14	—	—	113	—	39	213	36
—	—	89	—	—	178	—	—
—	—	—	35	—	4,189	—	—
8	22	8	11	12	255	23	6
1,040	11,966	742	1,447	12,500	8,212	31	5

256,791	3,670,432	226,394	313,041	756,267	659,529	2,225,996	251,155

—	—	—	—	—	—	—	—
2,004	813,103	—	4,777	11,678	1,355	10,000	2,000
—	—	95,608	—	—	—	—	—
—	—	3	—	—	95	—	—
—	—	7	7,423	—	6,349	—	—
—	—	—	88	—	2,088	—	—
—	—	788	—	—	4,310	—	—
70	683	57	124	263	369	91	11
1	—	—	—	1	—	1	2
—	—	21	—	—	—	—	—
38	79	30	54	75	94	50	29

2,113	813,865	96,514	12,466	12,017	14,660	10,142	2,042

$254,678	$2,856,567	$129,880	$300,575	$744,250	$644,869	$2,215,854	$249,113

$249,762	$2,677,037	$112,818	$300,906	$737,806	$631,033	$2,011,416	$224,356
4,663	82,266	3,560	4,070	60,844	41,033	49,618	5,913
(1,794)	43,472	(3,390)	(5,444)	(39,484)	(22,039)	66,425	9,620
2,047	53,792	16,892	1,043	(14,916)	(5,158)	88,395	9,224

$254,678	$2,856,567	$129,880	$300,575	$744,250	$644,869	$2,215,854	$249,113

$1.05	$1.31	$1.24	$1.11	$0.73	$1.07	$1.43	$1.14

$250,694	$2,944,085	$124,627	$299,847	$741,967	$540,165	$163,979	$24,108
—	—	—	—	—	—	1,920,491	209,934
—	—	—	—	—	2,818	—	—
—	—	—	—	—	79	—	—
—	—	—	—	—	5,341	—	—
243,414	2,172,361	104,710	271,472	1,017,102	600,418	1,545,019	217,877
2,000,000	6,000,000	2,000,000	2,000,000	3,000,000	2,000,000	4,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2016 (unaudited)

(Amounts in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Investment Income
Income
Interest (1)	$12	$4	$—	$13	$58	$1
Unaffiliated Dividends (1)	5,702	6,090	6,479	1,605	26,715	2,098

Total Income	5,714	6,094	6,479	1,618	26,773	2,099

Expenses
Investment Advisory Fees	1,705	2,750	1,068	581	2,353	598
Custodian Fees	2	1	2	1	11	5
Shareholder Reporting Fees	19	29	14	4	40	4
Audit Fees	13	12	12	12	15	12
Valuation Services	—	1	—	—	2	1
Compliance Fees	5	5	5	4	8	4
Directors Fees	15	14	13	12	23	12
Professional Fees	8	14	7	4	14	4
Trade Name Fees	—	—	—	—	17	—
Other Expenses	6	5	4	1	16	1

Total Expenses	1,773	2,831	1,125	619	2,499	641

Less Waived Fees:
Paid by Affiliate	(32)	(471)	(2)	—	(15)	(27)
Paid Indirectly	(1)	(1)	(1)	(1)	(5)	(1)

Net Expenses	1,740	2,359	1,122	618	2,479	613

Net Investment Income (Loss)	3,974	3,735	5,357	1,000	24,294	1,486
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	27,495	4,336	(1,978)	2,987	16,473	1,117
Futures Contracts	—	—	—	—	(1,089)	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	(191)

Net Realized Gain (Loss) on Investments	27,495	4,336	(1,978)	2,987	15,384	926

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(32,250)	8,983	12,449	4,329	49,013	4,372
Futures Contracts	—	—	—	—	1,021	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	(18)

Net Change in Unrealized Appreciation (Depreciation) of Investments	(32,250)	8,983	12,449	4,329	50,034	4,354

Net Gain (Loss) on Investments	(4,755)	13,319	10,471	7,316	65,418	5,280

Net Increase (Decrease) in Net Assets Resulting from Operations	$(781)	$17,054	$15,828	$8,316	$89,712	$6,766

(1) Net of Foreign Tax	$—	$511	$546	$152	$—	$33

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio	Research International Core Portfolio

$11	$32	$24	$28	$15	$—	$16	$—	$8	$8
8,180	10,771	3,493	5,386	4,766	1,473	881	5,152	8,560	10,588

8,191	10,803	3,517	5,414	4,781	1,473	897	5,152	8,568	10,596

1,664	2,280	2,518	799	1,780	1,256	149	2,178	1,467	1,921
1	24	3	10	7	3	14	12	122	152
16	27	26	21	27	24	9	39	31	23
12	12	14	11	11	12	11	12	13	13
—	2	—	2	1	1	2	1	—	—
5	5	5	5	4	5	4	5	5	5
14	14	16	14	13	13	11	13	12	12
14	12	10	9	11	9	5	14	27	19
—	—	—	35	—	—	7	—	—	—
4	5	7	5	3	4	1	4	4	5

1,730	2,381	2,599	911	1,857	1,327	213	2,278	1,681	2,150

(13)	(20)	—	(35)	(247)	—	(6)	(5)	—	—
—	(18)	(1)	(5)	—	(3)	(3)	(13)	—	—

1,717	2,343	2,598	871	1,610	1,324	204	2,260	1,681	2,150

6,474	8,460	919	4,543	3,171	149	693	2,892	6,887	8,446

11,872	18,344	(33,147)	36,727	9,334	(5,512)	3,454	1,670	(14,498)	(24,284)
—	—	—	505	—	—	—	—	—	—
—	—	—	—	—	—	231	—	—	—
—	(13)	—	—	(489)	—	—	—	(96)	80

11,872	18,331	(33,147)	37,232	8,845	(5,512)	3,685	1,670	(14,594)	(24,204)

49,835	20,355	26,742	8,442	32,541	4,058	3,141	41,422	2,707	(2,119)
—	—	—	(70)	—	—	—	—	—	—
—	—	—	—	—	—	330	—	—	—
—	(3)	—	—	(190)	—	—	—	54	(33)

49,835	20,352	26,742	8,372	32,351	4,058	3,471	41,422	2,761	(2,152)

61,707	38,683	(6,405)	45,604	41,196	(1,454)	7,156	43,092	(11,833)	(26,356)

$68,181	$47,143	$(5,486)	$50,147	$44,367	$(1,305)	$7,849	$45,984	$(4,946)	$(17,910)

$—	$142	$—	$—	$16	$—	$—	$5	$265	$369

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2016 (unaudited)

(Amounts in thousands)

	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio
Investment Income
Income
Interest (1)	$35	$10	$993	$2,165	$32,703	$1,728
Unaffiliated Dividends (1)	35,336	7,936	—	—	—	—

Total Income	35,371	7,946	993	2,165	32,703	1,728

Expenses
Investment Advisory Fees	4,983	2,497	676	417	4,263	322
Custodian Fees	266	221	8	9	25	5
Shareholder Reporting Fees	61	31	13	13	42	5
Audit Fees	15	13	12	13	18	18
Valuation Services	—	—	1	44	50	6
Compliance Fees	7	5	5	4	9	4
Directors Fees	17	12	13	12	23	11
Professional Fees	33	29	5	7	17	4
Interest Expense	—	—	—	—	—	33
Other Expenses	14	4	3	2	20	1

Total Expenses	5,396	2,812	736	521	4,467	409

Less Waived Fees:
Paid by Affiliate	(677)	(93)	—	—	(29)	—
Paid Indirectly	—	—	—	(5)	(17)	(1)

Net Expenses	4,719	2,719	736	516	4,421	408

Net Investment Income (Loss)	30,652	5,227	257	1,649	28,282	1,320
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(10,909)	(21,294)	39	(16)	34,275	896
Affiliated Investment Securities	—	—	—	—	—	—
Futures Contracts	—	—	—	(164)	—	(66)
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	11
Foreign Currency Transactions	(174)	(5)	—	—	—	—

Net Realized Gain (Loss) on Investments	(11,083)	(21,299)	39	(180)	34,275	841

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(116,618)	40,488	—	2,986	84,666	14,432
Futures Contracts	—	—	—	26	—	121
Swap Contracts	—	—	—	—	—	(562)
Foreign Currency Transactions	(54)	15	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	(116,672)	40,503	—	3,012	84,666	13,991

Net Gain (Loss) on Investments	(127,755)	19,204	39	2,832	118,941	14,832

Net Increase (Decrease) in Net Assets Resulting from Operations	$(97,103)	$24,431	$296	$4,481	$147,223	$16,152

(1) Net of Foreign Tax	$1,514	$274	$—	$2	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$2,342	$22,618	$14,525	$212	$25
—	—	—	546	134

2,342	22,618	14,525	758	159

797	1,491	2,325	3,252	656
11	5	28	41	16
23	37	27	18	5
13	19	20	18	13
38	49	92	1	1
4	5	5	8	4
12	14	13	22	12
10	14	13	10	4
—	—	(1)	—	—
2	5	4	16	2

910	1,639	2,526	3,386	713

(58)	—	(192)	(2,559)	(596)
(1)	(4)	—	(20)	(3)

851	1,635	2,334	807	114

1,491	20,983	12,191	(49)	45

(1,541)	(10,126)	(6,767)	(3,314)	(450)
—	—	—	8,071	1,185
(983)	—	3,062	1,008	57
—	—	84	—	—
(400)	—	1,363	—	—
(259)	—	(2,597)	—	—

(3,183)	(10,126)	(4,855)	5,765	792

19,714	42,602	34,265	76,626	7,238
(609)	—	3,253	218	43
(1,112)	—	4,583	—	—
(863)	—	2,217	—	—

17,130	42,602	44,318	76,844	7,281

13,947	32,476	39,463	82,609	8,073

$15,438	$53,459	$51,654	$82,560	$8,118

$—	$—	$—	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,974	$7,243	$3,735	$2,084	$5,357	$10,934

Net Realized Gain (Loss) on Investments	27,495	82,086	4,336	213,306	(1,978)	9,213

Net Change in Unrealized Appreciation (Depreciation) of Investments	(32,250)	(37,357)	8,983	(117,967)	12,449	(36,239)

Net Increase (Decrease) in Net Assets Resulting from Operations	(781)	51,972	17,054	97,423	15,828	(16,092)

Distributions to Shareholders from:
Net Investment Income	—	(6,518)	—	—	—	(11,360)

Net Realized Gain on Investments	—	(63,239)	—	(82,508)	—	(8,026)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(69,757)	—	(82,508)	—	(19,386)

Capital Transactions:
Shares Sold	11,892	22,327	22,332	77,750	8,256	16,004
Reinvestment of Distributions Paid	—	69,757	—	82,508	—	19,386
Shares Redeemed	(39,684)	(99,831)	(53,668)	(118,715)	(23,977)	(46,140)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(27,792)	(7,747)	(31,336)	41,543	(15,721)	(10,750)

Total Increase (Decrease) in Net Assets	(28,573)	(25,532)	(14,282)	56,458	107	(46,228)
Net Assets
Beginning of Period	860,348	885,880	778,837	722,379	509,411	555,639

End of Period	$831,775	$860,348	$764,555	$778,837	$509,518	$509,411

Undistributed Net Investment Income (Loss)	$11,217	$7,243	$5,549	$1,814	$16,291	$10,934

Portfolio Share Transactions:
Shares Sold	4,400	7,734	8,610	27,916	5,385	9,957

Reinvestment of Distributions Paid	—	25,366	—	32,179	—	12,712
Shares Redeemed	(14,551)	(34,629)	(20,490)	(43,469)	(15,508)	(28,592)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(10,151)	(1,529)	(11,880)	16,626	(10,123)	(5,923)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio		Domestic Equity Portfolio		Equity Income Portfolio
For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015

$1,000	$1,635	$24,294	$44,606	$1,486	$2,772	$6,474	$12,650	$8,460	$15,984

2,987	11,805	15,384	49,071	926	16,494	11,872	32,433	18,331	38,083

4,329	(17,147)	50,034	(65,023)	4,354	(26,362)	49,835	(45,329)	20,352	(107,614)

8,316	(3,707)	89,712	28,654	6,766	(7,096)	68,181	(246)	47,143	(53,547)

—	(1,436)	—	(40,224)	—	(2,968)	—	(11,101)	—	(13,075)

—	(8,735)	—	(42,223)	—	(16,360)	—	—	—	(30,184)

—	(10,171)	—	(82,447)	—	(19,328)	—	(11,101)	—	(43,259)

2,609	8,152	114,637	174,698	9,859	11,819	44,510	51,702	20,749	79,427
—	10,171	—	82,447	—	19,328	—	11,101	1	43,259
(9,605)	(17,552)	(105,285)	(187,397)	(8,425)	(21,248)	(31,318)	(61,019)	(49,386)	(74,834)

(6,996)	771	9,352	69,748	1,434	9,899	13,192	1,784	(28,636)	47,852

1,320	(13,107)	99,064	15,955	8,200	(16,525)	81,373	(9,563)	18,507	(48,954)

153,841	166,948	2,386,253	2,370,298	174,429	190,954	610,458	620,021	732,781	781,735

$155,161	$153,841	$2,485,317	$2,386,253	$182,629	$174,429	$691,831	$610,458	$751,288	$732,781

$2,636	$1,635	$71,351	$47,057	$4,745	$3,260	$18,995	$12,650	$24,408	$15,947

2,532	7,310	29,800	44,321	9,917	10,853	30,816	36,389	13,078	46,128

—	9,577	—	21,481	—	19,328	—	7,929	—	27,379
(9,120)	(15,948)	(27,323)	(47,158)	(8,583)	(19,755)	(21,728)	(42,338)	(31,241)	(44,441)

(6,588)	939	2,477	18,644	1,334	10,426	9,088	1,980	(18,163)	29,066

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Mid Cap Growth Stock Portfolio		Index 400 Stock Portfolio		Mid Cap Value Portfolio
	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Change in Net Assets
Operations
Net Investment Income (Loss)	$919	$1,888	$4,543	$8,083	$3,171	$5,886

Net Realized Gain (Loss) on Investments	(33,147)	79,837	37,232	52,857	8,845	35,998

Net Change in Unrealized Appreciation (Depreciation) of Investments	26,742	(71,466)	8,372	(75,822)	32,351	(47,295)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,486)	10,259	50,147	(14,882)	44,367	(5,411)

Distributions to Shareholders from:
Net Investment Income	—	(441)	—	(7,094)	—	(6,929)

Net Realized Gain on Investments	—	(99,208)	—	(40,512)	—	(42,406)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(99,649)	—	(47,606)	—	(49,335)

Capital Transactions:
Shares Sold	21,584	26,696	34,815	52,800	31,796	44,895
Reinvestment of Distributions Paid	—	99,649	—	47,606	—	49,335
Shares Redeemed	(48,520)	(109,959)	(29,188)	(55,921)	(24,222)	(57,104)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(26,936)	16,386	5,627	44,485	7,574	37,126

Total Increase (Decrease) in Net Assets	(32,422)	(73,004)	55,774	(18,003)	51,941	(17,620)
Net Assets
Beginning of Period	1,025,151	1,098,155	634,401	652,404	410,233	427,853

End of Period	$992,729	$1,025,151	$690,175	$634,401	$462,174	$410,233

Undistributed Net Investment Income (Loss)	$2,806	$1,888	$12,574	$8,031	$10,941	$7,770

Portfolio Share Transactions:
Shares Sold	7,165	7,808	19,697	27,622	19,673	26,333

Reinvestment of Distributions Paid	—	31,346	—	25,900	—	31,870
Shares Redeemed	(16,215)	(32,152)	(16,295)	(28,625)	(15,221)	(33,201)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(9,050)	7,002	3,402	24,897	4,452	25,002

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio		Small Cap Value Portfolio		International Growth Portfolio		Research International Core Portfolio
For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015

$149	$1,158	$693	$1,021	$2,892	$5,601	$6,887	$5,230	$8,446	$8,950

(5,512)	51,302	3,685	6,290	1,670	69,763	(14,594)	(2,331)	(24,204)	4,564

4,058	(49,079)	3,471	(10,033)	41,422	(105,517)	2,761	(11,161)	(2,152)	(21,212)

(1,305)	3,381	7,849	(2,722)	45,984	(30,153)	(4,946)	(8,262)	(17,910)	(7,698)

—	(551)	—	—	—	(3,773)	—	(7,804)	—	(10,556)

—	(26,456)	—	(339)	—	(32,571)	—	—	—	(10,976)

—	(27,007)	—	(339)	—	(36,344)	—	(7,804)	—	(21,532)

23,455	28,349	20,615	26,636	20,887	36,595	46,848	95,507	42,340	84,026
—	27,007	—	339	—	36,344	—	7,804	—	21,532
(23,933)	(66,346)	(6,958)	(11,207)	(32,028)	(74,839)	(20,720)	(38,863)	(28,470)	(34,941)

(478)	(10,990)	13,657	15,768	(11,141)	(1,900)	26,128	64,448	13,870	70,617

(1,783)	(34,616)	21,506	12,707	34,843	(68,397)	21,182	48,382	(4,040)	41,387

494,932	529,548	113,993	101,286	514,970	583,367	485,313	436,931	498,395	457,008

$493,149	$494,932	$135,499	$113,993	$549,813	$514,970	$506,495	$485,313	$494,355	$498,395

$1,307	$1,158	$1,617	$923	$8,377	$5,485	$12,735	$5,848	$17,083	$8,638

10,498	11,133	18,233	22,797	9,689	15,735	37,240	70,874	52,389	91,301

—	10,951	—	294	—	16,710	—	5,962	—	24,139
(10,796)	(25,726)	(6,146)	(9,516)	(14,874)	(32,453)	(16,435)	(28,304)	(35,169)	(38,344)

(298)	(3,642)	12,087	13,575	(5,185)	(8)	20,805	48,532	17,220	77,096

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	International Equity Portfolio		Emerging Markets Equity Portfolio		Government Money Market Portfolio #
	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Change in Net Assets
Operations
Net Investment Income (Loss)	$30,652	$34,950	$5,227	$4,052	$257	$58

Net Realized Gain (Loss) on Investments	(11,083)	19,594	(21,299)	(17,062)	39	19

Net Change in Unrealized Appreciation (Depreciation) of Investments	(116,672)	(90,090)	40,503	(44,907)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(97,103)	(35,546)	24, 431	(57,917)	296	77

Distributions to Shareholders from:
Net Investment Income	—	(50,077)	—	(3,916)	(284)	(31)

Net Realized Gain on Investments	—	(67,503)	—	—	—	(14)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(117,580)	—	(3,916)	(284)	(45)

Capital Transactions:
Shares Sold	75,626	141,789	47,784	118,416	124,160	210,290
Reinvestment of Distributions Paid	—	117,581	—	3,916	283	45
Shares Redeemed	(74,872)	(135,674)	(22,097)	(33,199)	(113,944)	(203,832)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	754	123,696	25,687	89,133	10,499	6,503

Total Increase (Decrease) in Net Assets	(96,349)	(29,430)	50,118	27,300	10,511	6,535
Net Assets
Beginning of Period	1,605,948	1,635,378	444,297	416,997	445,287	438,752

End of Period	$1,509,599	$1,605,948	$494,415	$444,297	$455,798	$445,287

Undistributed Net Investment Income (Loss)	$64,148	$33,496	$8,907	$3,680	$15	$42

Portfolio Share Transactions:
Shares Sold	50,059	79,342	61,236	133,996	124,160	210,290

Reinvestment of Distributions Paid	—	69,989	—	4,841	282	44
Shares Redeemed	(49,274)	(74,721)	(27,826)	(37,294)	(113,944)	(203,832)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	785	74,610	33,410	101,543	10,498	6,502

# Formerly named Money Market Portfolio. See Note 1 in the Notes to Financial Statements for additional details.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Short-Term Bond Portfolio		Select Bond Portfolio		Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015

$1,649	$2,803	$28,282	$50,821	$1,320	$2,486	$1,491	$1,517	$20,983	$39,838

(180)	(380)	34,275	16,634	841	714	(3,183)	1,636	(10,126)	1,461

3,012	(906)	84,666	(52,103)	13,991	(5,023)	17,130	(9,760)	42,602	(50,539)

4,481	1,517	147,223	15,352	16,152	(1,823)	15,438	(6,607)	53,459	(9,240)

—	(1,717)	—	(43,246)	—	(2,212)	—	(6,992)	—	(32,590)

—	—	—	(13,060)	—	—	—	—	—	—

—	(1,717)	—	(56,306)	—	(2,212)	—	(6,992)	—	(32,590)

24,191	42,639	133,153	323,737	19,794	22,244	21,048	45,610	65,686	61,618
—	1,717	—	56,306	—	2,212	—	6,992	—	32,590
(18,198)	(34,439)	(280,767)	(323,287)	(10,579)	(25,158)	(23,000)	(37,599)	(63,019)	(66,242)

5,993	9,917	(147,614)	56,756	9,215	(702)	(1,952)	15,003	2,667	27,966

10,474	9,717	(391)	15,802	25,367	(4,737)	13,486	1,404	56,126	(13,864)

244,204	234,487	2,856,958	2,841,156	104,513	109,250	287,089	285,685	688,124	701,988

$254,678	$244,204	$2,856,567	$2,856,958	$129,880	$104,513	$300,575	$287,089	$744,250	$688,124

$4,663	$3,014	$82,266	$53,984	$3,560	$2,240	$4,070	$2,579	$60,844	$39,861

23,334	41,288	103,754	255,007	17,071	19,847	19,500	41,819	92,275	84,838

—	1,669	—	44,899	—	1,989	—	6,572	—	46,491
(17,568)	(33,351)	(219,421)	(254,987)	(9,168)	(22,701)	(21,471)	(34,661)	(88,886)	(91,775)

5,766	9,606	(115,667)	44,919	7,903	(865)	(1,971)	13,730	3,389	39,554

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Change in Net Assets
Operations
Net Investment Income (Loss)	$12,191	$23,703	$(49)	$33,262	$45	$3,847

Net Realized Gain (Loss) on Investments	(4,855)	(6,301)	5,765	79,503	792	11,210

Net Change in Unrealized Appreciation (Depreciation) of Investments	44,318	(30,933)	76,844	(113,850)	7,281	(16,023)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,654	(13,531)	82,560	(1,085)	8,118	(966)

Distributions to Shareholders from:
Net Investment Income	—	(31,813)	—	(45,681)	—	(5,056)
Net Realized Gain on Investments	—	(8,342)	—	(106,535)	—	(13,061)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(40,155)	—	(152,216)	—	(18,117)

Capital Transactions:
Shares Sold	51,780	105,917	61,696	107,510	7,109	15,615
Reinvestment of Distributions Paid	—	40,155	—	152,217	—	18,117
Shares Redeemed	(39,199)	(57,811)	(147,868)	(254,087)	(15,527)	(31,645)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	12,581	88,261	(86,172)	5,640	(8,418)	2,087

Total Increase (Decrease) in Net Assets	64,235	34,575	(3,612)	(147,661)	(300)	(16,996)
Net Assets
Beginning of Period	580,634	546,059	2,219,466	2,367,127	249,413	266,409

End of Period	$644,869	$580,634	$2,215,854	$2,219,466	$249,113	$249,413

Undistributed Net Investment Income (Loss)	$41,033	$28,842	$49,618	$49,668	$5,913	$5,868

Portfolio Share Transactions:
Shares Sold	50,564	99,579	44,532	73,136	6,480	13,139
Reinvestment of Distributions Paid	—	39,757	—	109,271	—	16,190
Shares Redeemed	(38,554)	(54,336)	(107,091)	(173,529)	(14,169)	(26,610)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	12,010	85,000	(62,559)	8,878	(7,689)	2,719

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statement of Cash Flows

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2016 (unaudited)

(Amounts in thousands)

Long-Term U.S. Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,152
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(293,811)
Proceeds from Disposition of Investment Securities	274,070
Proceeds from Disposition (Purchase) of Short-Term Investments, net	1,701
Proceeds from (Payments for) Closed Futures Contracts	53
Proceeds from (Payments for) Swap Contracts	(633)
Amortization (Accretion) of Premium/Discount, net	13
(Increase) Decrease in:
Cash Collateral for Derivative Positions	127
Receivable for Investment Securities Sold	53,310
Prepaid Expenses and Other Assets	(7)
Dividends and Interest Receivable	(70)
Increase (Decrease) in:
Payable for Investment Advisory Fees	8
Accrued Expenses	9
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	(14,432)
Futures Contracts	(121)
Swap Contracts
Net Realized (Gain) Loss from:	562
Investment Securities	(896)
Futures Contracts	66
Paydowns	(4)
Swap Contracts	(11)

Total Adjustments	19,934

Net Cash (Used in) Provided by Operating Activities	36,086

Cash Flows from Financing Activities
Cash Received from Treasury Roll Transactions	309,026
Cash Used for Treasury Roll Transactions	(353,931)
Proceeds from Capital Shares Sold	19,809
Payment on Capital Shares Redeemed	(10,600)

Net Cash (Used in) Provided by Financing Activities	(35,696)

Net Increase (Decrease) in Cash and Cash Equivalents	390
Cash and Cash Equivalents, Beginning of Period	936

Cash and Cash Equivalents, End of Period	$1,326

Supplemental disclosure of cash flow information:
Interest paid was $33 for the period ended June 30, 2016.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Growth Stock Portfolio
2016(j)	$2.81	$0.01		$(0.01)	$0.00 (e)	$—		$—	$—	$2.81
2015	2.87	0.02		0.15	0.17	(0.02)		(0.21)	(0.23)	2.81
2014	2.94	0.02		0.22	0.24	(0.02)		(0.29)	(0.31)	2.87
2013	2.35	0.02		0.78	0.80	(0.02)		(0.19)	(0.21)	2.94
2012	2.09	0.02		0.25	0.27	(0.01)		—	(0.01)	2.35
2011	2.13	0.01		(0.03)	(0.02)	(0.02)		—	(0.02)	2.09
Focused Appreciation Portfolio
2016(j)	$2.68	$0.01		$0.05	$0.06	$—		$—	$—	$2.74
2015	2.63	0.01		0.34	0.35	—		(0.30)	(0.30)	2.68
2014	2.69	0.00	(e)	0.22	0.22	(0.00	)(e)	(0.28)	(0.28)	2.63
2013	2.09	0.00	(e)	0.61	0.61	(0.01)		—	(0.01)	2.69
2012	1.75	0.01		0.34	0.35	(0.01)		—	(0.01)	2.09
2011	1.86	0.01		(0.12)	(0.11)	(0.00	)(e)	—	0.00 (e)	1.75
Large Cap Core Stock Portfolio
2016(j)	$1.54	$0.02		$0.03	$0.05	$—		$—	$—	$1.59
2015	1.65	0.03		(0.08)	(0.05)	(0.04)		(0.02)	(0.06)	1.54
2014	1.70	0.04		0.10	0.14	(0.03)		(0.16)	(0.19)	1.65
2013	1.34	0.03		0.35	0.38	(0.02)		—	(0.02)	1.70
2012	1.21	0.02		0.13	0.15	(0.02)		—	(0.02)	1.34
2011	1.24	0.02		(0.04)	(0.02)	(0.01)		—	(0.01)	1.21
Large Cap Blend Portfolio
2016(j)	$1.03	$0.01		$0.05	$0.06	$—		$—	$—	$1.09
2015	1.12	0.01		(0.03)	(0.02)	(0.01)		(0.06)	(0.07)	1.03
2014	1.04	0.01		0.11	0.12	0.00	(e)	(0.04)	(0.04)	1.12
2013	0.83	0.01		0.25	0.26	(0.01)		(0.04)	(0.05)	1.04
2012	0.76	0.01		0.10	0.11	(0.01)		(0.03)	(0.04)	0.83
2011	0.78	0.01		(0.02)	(0.01)	(0.01)		—	(0.01)	0.76
Index 500 Stock Portfolio
2016(j)	$3.88	$0.04		$0.11	$0.15	$—		$—	$—	$4.03
2015	3.98	0.07		(0.03)	0.04	(0.07)		(0.07)	(0.14)	3.88
2014	3.61	0.07		0.41	0.48	(0.06)		(0.05)	(0.11)	3.98
2013	2.84	0.06		0.84	0.90	(0.06)		(0.07)	(0.13)	3.61
2012	2.54	0.06		0.34	0.40	(0.05)		(0.05)	(0.10)	2.84
2011	2.60	0.05		(0.01)	0.04	(0.04)		(0.06)	(0.10)	2.54
Large Company Value Portfolio
2016(j)	$0.99	$0.01		$0.02	$0.03	$—		$—	$—	$1.02
2015	1.15	0.02		(0.06)	(0.04)	(0.02)		(0.10)	(0.12)	0.99
2014	1.07	0.02		0.12	0.14	—		(0.06)	(0.06)	1.15
2013	0.84	0.02		0.24	0.26	(0.01)		(0.02)	(0.03)	1.07
2012	0.73	0.02		0.11	0.13	(0.02)		—	(0.02)	0.84
2011	0.74	0.01		(0.01)	0.00 (e)	(0.01)		—	(0.01)	0.73
Domestic Equity Portfolio
2016(j)	$1.41	$0.01		$0.15	$0.16	$—		$—	$—	$1.57
2015	1.44	0.03		(0.03)	—	(0.03)		—	(0.03)	1.41
2014	1.29	0.03		0.14	0.17	(0.02)		—	(0.02)	1.44
2013	0.98	0.02		0.31	0.33	(0.02)		—	(0.02)	1.29
2012	0.87	0.02		0.11	0.13	(0.02)		—	(0.02)	0.98
2011	0.89	0.02		(0.02)	0.00 (e)	(0.02)		—	(0.02)	0.87

(e)	Amount is less than $0.005.
(j)	For the six months ended June 30, 2016. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(0.04)%	$831,775	0.44	%(c)	0.43	%(c)	0.97	%(c)	29.71%
6.01	860,348	0.43		0.42		0.82		50.12
9.02	885,880	0.43		0.41		0.76		42.36
35.86	847,384	0.44		0.43		0.79		85.54
12.94	533,815	0.45		0.44		0.90		68.40
(1.30)	514,007	0.44		0.44		0.65		47.15

2.32%	$764,555	0.76	%(c)	0.64	%(c)	1.00	%(c)	2.17%
13.64	778,837	0.76		0.63		0.27		131.33
9.43	722,379	0.77		0.64		(0.02)		54.58
29.01	624,512	0.79		0.71		0.04		63.90
20.14	388,620	0.79		0.73		0.71		15.65
(6.10)	305,120	0.7		0.74		0.32		45.98

3.18%	$509,518	0.45	%(c)	0.45	%(c)	2.15	%(c)	5.35%
(3.06)	509,411	0.45		0.44		2.04		13.36
8.56	555,639	0.45		0.44		2.08		5.92
28.58	538,368	0.46		0.46		1.78		72.60
11.63	384,679	0.46		0.46		1.43		74.09
(1.21)	377,069	0.45		0.45		1.26		51.46

5.54%	$155,161	0.82	%(c)	0.82	%(c)	1.32	%(c)	6.14%
(2.42)	153,841	0.81		0.81		0.99		16.11
12.58	166,948	0.82		0.82		0.91		27.31
30.86	151,099	0.83		0.83		1.00		55.43
15.20	78,700	0.87		0.83		1.05		132.66
(2.29)	69,268	0.82		0.82		0.82		35.91

3.74%	$2,485,317	0.21	%(c)	0.21	%(c)	2.06	%(c)	1.93%
1.17	2,386,253	0.21		0.21		1.87		4.17
13.46	2,370,298	0.22		0.22		1.84		2.65
32.05	2,164,501	0.22		0.22		1.90		3.76
15.76	1,704,471	0.22		0.21		2.12		2.77
1.95	1,569,801	0.21		0.21		1.86		3.21

3.96%	$182,629	0.75	%(c)	0.72	%(c)	1.73	%(c)	41.63%
(3.85)	174,429	0.74		0.71		1.49		52.53
13.03	190,954	0.75		0.72		1.55		55.92
31.29	170,062	0.78		0.76		1.73		49.12
16.47	86,915	0.82		0.79		1.99		34.71
1.49	69,674	0.78		0.78		1.84		47.30

10.96%	$691,831	0.56	%(c)	0.55	%(c)	2.08	%(c)	5.42%
(0.09)	610,458	0.56		0.55		2.06		14.15
13.87	620,021	0.56		0.56		1.92		7.97
34.03	570,648	0.57		0.57		2.10		17.09
14.35	400,058	0.58		0.58		2.23		134.18
0.91	385,811	0.57		0.57		2.26		40.73

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
Equity Income Portfolio
2016(j)	$1.56	$0.02		$0.08	$0.10	$—		$—		$—		$1.66
2015	1.77	0.03		(0.14)	(0.11)	(0.03)		(0.07)		(0.10)		1.56
2014	1.72	0.03		0.10	0.13	(0.02)		(0.06)		(0.08)		1.77
2013	1.34	0.03		0.37	0.40	(0.02)		—		(0.02)		1.72
2012	1.16	0.03		0.17	0.20	(0.02)		—		(0.02)		1.34
2011	1.19	0.02		(0.03)	(0.01)	(0.02)		—		(0.02)		1.16
Mid Cap Growth Stock Portfolio
2016(j)	$3.11	$0.00	(e)	$(0.02)	$(0.02)	$—		$—		$—		$3.09
2015	3.40	0.01		0.02	0.03	(0.00	)(e)	(0.32)		(0.32)		3.11
2014	3.92	0.01		0.27	0.28	(0.01)		(0.79)		(0.80)		3.40
2013	3.26	0.02		0.80	0.82	(0.01)		(0.15)		(0.16)		3.92
2012	2.92	0.01		0.33	0.34	(0.0	)0(e)	—		(0.0	)0(e)	3.26
2011	3.12	0.00	(e)	(0.19)	(0.19)	(0.01)		—		(0.01)		2.92
Index 400 Stock Portfolio
2016(j)	$1.77	$0.01		$0.13	$0.14	$—		$—		$—		$1.91
2015	1.96	0.02		(0.07)	(0.05)	(0.02)		(0.12)		(0.14)		1.77
2014	1.90	0.02		0.15	0.17	(0.02)		(0.09)		(0.11)		1.96
2013	1.49	0.02		0.47	0.49	(0.02)		(0.06)		(0.08)		1.90
2012	1.34	0.02		0.21	0.23	(0.01)		(0.07)		(0.08)		1.49
2011	1.47	0.01		(0.04)	(0.03)	(0.01)		(0.09)		(0.10)		1.34
Mid Cap Value Portfolio
2016(j)	$1.54	$0.01		$0.16	$0.17	$—		$—		$—		$1.71
2015	1.77	0.02		(0.04)	(0.02)	(0.03)		(0.18)		(0.21)		1.54
2014	1.67	0.03		0.24	0.27	(0.02)		(0.15)		(0.17)		1.77
2013	1.30	0.02		0.37	0.39	(0.01)		(0.01)		(0.02)		1.67
2012	1.13	0.03		0.16	0.19	(0.02)		—		(0.02)		1.30
2011	1.16	0.02		(0.03)	(0.01)	(0.02)		—		(0.02)		1.13
Small Cap Growth Stock Portfolio
2016(j)	$2.37	$0.00	(e)	$—	$0.00 (e)	$—		$—		$—		$2.37
2015	2.50	0.01		(0.01)	0.01	(0.00	)(e)	(0.13)		(0.13)		2.37
2014	2.60	0.00	(e)	0.20	0.20	—		(0.30)		(0.30)		2.50
2013	1.88	0.00	(e)	0.73	0.73	(0.01)		—		(0.01)		2.60
2012	1.72	0.00	(e)	0.16	0.16	—		—		—		1.88
2011	1.77	0.00	(e)	(0.04)	(0.04)	(0.01)		—		(0.01)		1.72
Index 600 Stock Portfolio
2016(j)	$1.13	$0.01		$0.06	$0.07	$—		$—		$—		$1.20
2015	1.16	0.01		(0.04)	(0.03)	—		(0.00	)(e)	(0.00	)(e)	1.13
2014	1.33	0.01		0.06	0.07	(0.02)		(0.22)		(0.24)		1.16
2013	1.01	0.01		0.39	0.40	(0.04)		(0.04)		(0.08)		1.33
2012	0.91	0.01		0.14	0.15	(0.03)		(0.02)		(0.05)		1.01
2011	0.94	0.01		(0.01)	0.00 (e)	(0.01)		(0.02)		(0.03)		0.91
Small Cap Value Portfolio
2016(j)	$2.10	$0.01		$0.19	$0.20	$—		$—		$—		$2.30
2015	2.38	0.02		(0.14)	(0.12)	(0.02)		(0.14)		(0.16)		2.10
2014	2.45	0.02		(0.02)	0.00 (e)	(0.01)		(0.06)		(0.07)		2.38
2013	1.89	0.01		0.59	0.60	(0.03)		(0.01)		(0.04)		2.45
2012	1.65	0.03		0.24	0.27	(0.01)		(0.02)		(0.03)		1.89
2011	1.69	0.01		(0.04)	(0.03)	(0.01)		—		(0.01)		1.65

(e)	Amount is less than $0.005.
(j)	For the six months ended June 30, 2016. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

6.68%	$751,288	0.66	%(c)	0.66	%(c)	2.35	%(c)	13.18%
(6.74)	732,781	0.65		0.65		2.08		37.97
7.43	781,735	0.66		0.66		1.91		13.56
29.94	676,031	0.67		0.67		1.77		15.98
17.23	409,097	0.68		0.68		2.21		16.21
(0.92)	306,921	0.67		0.67		2.05		13.79

(0.45)%	$992,729	0.54	%(c)	0.54	%(c)	0.19	%(c)	34.81%
0.71	1,025,151	0.53		0.52		0.17		68.54
8.49	1,098,155	0.54		0.51		0.25		82.51
25.53	1,073,332	0.54		0.52		0.44		137.80
11.97	828,953	0.54		0.52		0.39		63.30
(6.18)	812,782	0.53		0.53		0.12		50.26

7.78%	$690,175	0.28	%(c)	0.27	%(c)	1.42	%(c)	13.95%
(2.38)	634,401	0.28		0.27		1.23		18.70
9.42	652,404	0.28		0.27		1.25		12.20
33.16	624,092	0.29		0.28		1.15		11.21
17.64	479,041	0.28		0.28		1.27		10.91
(1.92)	439,395	0.27		0.27		1.04		13.15

10.79%	$462,174	0.89	%(c)	0.77	%(c)	1.51	%(c)	31.19%
(1.33)	410,233	0.89		0.77		1.38		71.46
16.69	427,853	0.90		0.78		1.56		66.16
30.24	343,933	0.91		0.86		1.54		68.43
16.57	163,223	0.93		0.93		2.14		75.97
(0.61)	124,257	0.91		0.91		1.66		100.60

(0.21)%	$493,149	0.58	%(c)	0.58	%(c)	0.06	%(c)	24.57%
0.32	494,932	0.57		0.56		0.22		48.21
8.66	529,548	0.57		0.57		0.12		27.07
38.60	520,492	0.59		0.59		0.00		155.34
9.48	376,226	0.59		0.59		(0.12)		76.49
(2.78)	379,359	0.57		0.57		(0.20)		75.67

6.08%	$135,499	0.36	%(c)	0.35	%(c)	1.16	%(c)	31.54%
(2.35)	113,993	0.36		0.34		0.95		46.59
5.34	101,285	0.39		0.35		0.93		49.73
40.67	123,487	0.38		0.35		0.76		47.23
15.80	73,722	0.42		0.35		1.36		38.47
0.90	54,012	0.37		0.35		0.72		52.75

9.08%	$549,813	0.89	%(c)	0.89	%(c)	1.13	%(c)	11.09%
(5.45)	514,970	0.88		0.88		1.00		35.53
0.22	583,367	0.88		0.88		0.71		16.29
31.76	576,830	0.88		0.88		0.46		9.17
16.33	409,648	0.88		0.88		1.54		5.82
(1.36)	362,566	0.87		0.87		0.63		7.25

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
International Growth Portfolio
2016(j)	$1.30	$0.02		$(0.04)		$(0.02)	$—		$—		$—		$1.28
2015	1.34	0.02		(0.04)		(0.02)	(0.02)		—		(0.02)		1.30
2014	1.43	0.02		(0.09)		(0.07)	(0.02)		—		(0.02)		1.34
2013	1.21	0.02		0.22		0.24	(0.02)		—		(0.02)		1.43
2012	1.04	0.02		0.17		0.19	(0.02)		—		(0.02)		1.21
2011	1.21	0.02		(0.18)		(0.16)	(0.01)		—		(0.01)		1.04
Research International Core Portfolio
2016(j)	$0.85	$0.01		$(0.04)		$(0.03)	$—		$—		$—		$0.82
2015	0.90	0.02		(0.03)		(0.01)	(0.02)		(0.02)		(0.04)		0.85
2014	0.99	0.02		(0.09)		(0.07)	(0.01)		(0.01)		(0.02)		0.90
2013	0.83	0.01		0.15		0.16	(0.00	)(e)	—		(0.00	)(e)	0.99
2012	0.72	0.01		0.11		0.12	(0.01)		—		(0.01)		0.83
2011	0.82	0.01		(0.10)		(0.09)	(0.01)		—		(0.01)		0.72
International Equity Portfolio
2016(j)	$1.61	$0.03		$(0.13)		$(0.10)	$—		$—		$—		$1.51
2015	1.77	0.04		(0.08)		(0.04)	(0.05)		(0.07)		(0.12)		1.61
2014	2.13	0.06		(0.24)		(0.18)	(0.04)		(0.14)		(0.18)		1.77
2013	1.79	0.04		0.34		0.38	(0.04)		(0.00	)(e)	(0.04)		2.13
2012	1.52	0.04		0.27		0.31	(0.04)		—		(0.04)		1.79
2011	1.73	0.05		(0.22)		(0.17)	(0.04)		—		(0.04)		1.52
Emerging Markets Equity Portfolio
2016(j)	$0.80	$0.01		$0.03		$0.04	$—		$—		$—		$0.84
2015	0.93	0.01		(0.13)		(0.12)	(0.01)		—		(0.01)		0.80
2014	0.99	0.01		(0.06)		(0.05)	(0.01)		(0.00	)(e)	(0.01)		0.93
2013	1.06	0.01		(0.07)		(0.06)	(0.01)		(0.00	)(e)	(0.01)		0.99
2012	0.89	0.01		0.16		0.17	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	1.06
2011	1.11	0.01		(0.22)		(0.21)	(0.01)		—		(0.01)		0.89
Government Money Market Portfolio(a)
2016(j)	$1.00	$0.00	(e)	$—		$0.00 (e)	$(0.00	)(e)	$—		$(0.00	)(e)	$1.00
2015	1.00	0.00	(e)	—		0.00 (e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	1.00
2014	1.00	0.00	(e)	—		0.00 (e)	(0.00	)(e)	—		(0.00	)(e)	1.00
2013	1.00	0.00	(e)	—		0.00 (e)	(0.00	)(e)	—		(0.00	)(e)	1.00
2012	1.00	0.00	(e)	—		0.00 (e)	(0.00	)(e)	—		(0.00	)(e)	1.00
2011	1.00	0.00	(e)	—		0.00 (e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	1.00
Short-Term Bond Portfolio
2016(j)	$1.03	$0.01		$0.01		$0.02	$—		$—		$—		$1.05
2015	1.03	0.01		(0.00	)(e)	0.01	(0.01)		—		(0.01)		1.03
2014	1.03	0.01		—		0.01	(0.01)		—		(0.01)		1.03
2013	1.03	0.01		(0.01)		0.00 (e)	0.00	(e)	—		(0.00	)(e)	1.03
2012	1.02	0.01		0.01		0.02	(0.01)		—		(0.01)		1.03
2011	1.03	0.02		(0.01)		0.01	(0.02)		(0.00	)(e)	(0.02)		1.02

(a)	Formerly named Money Market Portfolio. See Note 1 in the Notes to Financial Statements for additional details.
(e)	Amount is less than $0.005.
(j)	For the six months ended June 30, 2016. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
(1.08)%	$506,495	0.72	%(c)	0.72	%(c)	2.92	%(c)	14.47%
(1.73)	485,313	0.74		0.74		1.12		134.92
(4.52)	436,931	0.74		0.74		1.75		64.20
19.81	420,218	0.76		0.76		1.20		77.33
17.99	329,718	0.80		0.80		1.92		65.36
(13.17)	266,215	0.78		0.78		1.50		82.02

(3.75)%	$494,355	0.89	%(c)	0.89	%(c)	3.49	%(c)	22.09%
(1.11)	498,395	0.91		0.91		1.78		32.43
(6.71)	457,008	0.94		0.94		2.45		25.24
18.92	412,413	0.98		0.98		1.65		30.41
16.76	261,268	1.11		1.11		1.83		42.10
(10.48)	91,956	1.37		1.15		1.79		34.10

(6.08)%	$1,509,599	0.71	%(c)	0.62	%(c)	4.02	%(c)	4.29%
(2.21)	1,605,948	0.73		0.64		2.05		18.80
(8.80)	1,635,378	0.72		0.66		2.91		17.84
21.38	1,778,202	0.73		0.66		2.10		34.06
21.52	1,485,696	0.73		0.68		2.55		41.34
(10.10)	1,218,070	0.72		0.67		2.75		32.06

4.84%	$494,415	1.25	%(c)	1.21	%(c)	2.13	%(c)	20.35%
(12.24)	444,297	1.32		1.32		0.91		45.83
(6.25)	416,997	1.34		1.34		1.02		45.75
(5.15)	357,253	1.40		1.40		0.81		31.60
18.83	256,476	1.49		1.48		1.17		27.32
(18.66)	146,836	1.59		1.50		1.21		45.56

0.06%	$455,798	0.33	%(c)	0.33	%(c)	0.11	%(c)	—%
0.01	445,287	0.33		0.26		0.01		—
0.07	438,752	0.33		0.07		0.07		—
0.10	483,182	0.32		0.07		0.10		—
0.15	483,437	0.32		0.09		0.15		—
0.14	496,563	0.30		0.08		0.13		—

1.75%	$254,678	0.42	%(c)	0.42	%(c)	1.33	%(c)	17.83%
0.72	244,204	0.43		0.42		1.17		37.56
0.38	234,487	0.41		0.41		0.76		196.15
0.55	196,198	0.42		0.42		0.76		199.33
2.07	145,036	0.41		0.40		1.18		267.65
0.55	165,716	0.38		0.38		1.79		116.64

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
Select Bond Portfolio
2016(j)	$1.25	$0.01		$0.05	$0.06	$—		$—		$—		$1.31
2015	1.27	0.02		(0.01)	0.01	(0.02)		(0.01)		(0.03)		1.25
2014	1.23	0.02		0.05	0.07	(0.03)		—		(0.03)		1.27
2013	1.30	0.03		(0.05)	(0.02)	(0.03)		(0.02)		(0.05)		1.23
2012	1.31	0.03		0.03	0.06	(0.04)		(0.03)		(0.07)		1.30
2011	1.29	0.04		0.05	0.09	(0.04)		(0.03)		(0.07)		1.31
Long-Term U.S. Government Bond Portfolio
2016(j)	$1.08	$0.01		$0.15	$0.16	$—		$—		$—		$1.24
2015	1.12	0.03		(0.05)	(0.02)	(0.02)		—		(0.02)		1.08
2014	0.92	0.03		0.19	0.22	(0.02)		—		(0.02)		1.12
2013	1.07	0.03		(0.18)	(0.15)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	0.92
2012	1.13	0.03		0.02	0.05	(0.02)		(0.09)		(0.11)		1.07
2011	1.00	0.03		0.25	0.28	(0.02)		(0.13)		(0.15)		1.13
Inflation Protection Portfolio
2016(j)	$1.05	$0.01		$0.05	$0.06	$—		$—		$—		$1.11
2015	1.10	0.01		(0.03)	(0.02)	(0.03)		—		(0.03)		1.05
2014	1.08	0.01		0.03	0.04	(0.01)		(0.01)		(0.02)		1.10
2013	1.22	0.01		(0.12)	(0.11)	(0.01)		(0.02)		(0.03)		1.08
2012	1.18	0.02		0.06	0.08	(0.03)		(0.01)		(0.04)		1.22
2011	1.06	0.04		0.09	0.13	(0.00	)(e)	(0.01)		(0.01)		1.18
High Yield Bond Portfolio
2016(j)	$0.68	$0.02		$0.03	$0.05	$—		$—		$—		$0.73
2015	0.72	0.04		(0.05)	(0.01)	(0.03)		—		(0.03)		0.68
2014	0.75	0.04		(0.03)	0.01	(0.04)		—		(0.04)		0.72
2013	0.75	0.04		—	0.04	(0.04)		—		(0.04)		0.75
2012	0.70	0.05		0.05	0.10	(0.05)		—		(0.05)		0.75
2011	0.72	0.05		(0.02)	0.03	(0.05)		—		(0.05)		0.70
Multi-Sector Bond Portfolio
2016(j)	$0.99	$0.02		$0.06	$0.08	$—		$—		$—		$1.07
2015	1.08	0.04		(0.05)	(0.01)	(0.06)		(0.02)		(0.08)		0.99
2014	1.08	0.04		(0.01)	0.03	(0.03)		—		(0.03)		1.08
2013	1.14	0.04		(0.05)	(0.01)	(0.04)		(0.01)		(0.05)		1.08
2012	1.00	0.04		0.11	0.15	(0.01)		(0.00	)(e)	(0.01)		1.14
2011	1.03	0.05		(0.01)	0.04	(0.05)		(0.02)		(0.07)		1.00
Balanced Portfolio
2016(j)	$1.38	$0.00	(e)	$0.05	$0.05	$—		$—		$—		$1.43
2015	1.48	0.02		(0.02)	—	(0.03)		(0.07)		(0.10)		1.38
2014	1.56	0.02		0.07	0.09	(0.04)		(0.13)		(0.17)		1.48
2013	1.51	0.03		0.14	0.17	(0.05)		(0.07)		(0.12)		1.56
2012	1.39	0.03		0.11	0.14	(0.02)		—		(0.02)		1.51
2011	1.40	0.03		0.00 (e)	0.03	(0.04)		—		(0.04)		1.39
Asset Allocation Portfolio
2016(j)	$1.11	$0.00	(e)	$0.03	$0.03	$—		$—		$—		$1.14
2015	1.20	0.02		(0.03)	(0.01)	(0.02)		(0.06)		(0.08)		1.11
2014	1.28	0.01		0.05	0.06	(0.03)		(0.11)		(0.14)		1.20
2013	1.13	0.02		0.17	0.19	(0.04)		—		(0.04)		1.28
2012	1.02	0.02		0.09	0.11	(0.00	)(e)	—		(0.00	)(e)	1.13
2011	1.05	0.02		(0.02)	0.00 (e)	(0.03)		—		(0.03)		1.02

(e)	Amount is less than $0.005
(j)	For the six months ended June 30, 2016. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
5.28%	$2,856,567	0.31	%(c)	0.31	%(c)	1.99	%(c)	315.76	%(g)
0.53	2,856,958	0.31		0.31		1.76		476.41	(g)
5.56	2,841,156	0.32		0.32		1.97		308.80	(g)
(2.16)	1,712,896	0.32		0.32		1.99		131.49	(g)
4.96	1,685,293	0.31		0.31		2.32		130.37	(g)
7.16	1,485,430	0.30		0.30		3.10		139.34	(g)

14.91%	$129,880	0.70	%(c)(s)	0.70	%(c)(s)	2.25	%(c)	27.11	%(g)(t)
(1.47)	104,513	0.69	(s)	0.67	(s)	2.32		32.93	(g)(t)
23.73	109,250	0.68	(s)	0.67	(s)	2.67		116.62	(g)(t)
(13.27)	87,627	0.69	(s)	0.68	(s)	2.69		129.77	(g)(t)
3.75	113,136	0.66	(s)	0.65	(s)	2.35		164.63	(g)(t)
28.92	147,149	0.59		0.59		2.32		665.73	(g)

5.43%	$300,575	0.63	%(c)	0.59	%(c)	1.03	%(c)	22.17%
(2.20)	287,089	0.63		0.59		0.52		17.29
3.14	285,685	0.63		0.59		1.26		20.25
(8.33)	252,708	0.64		0.62		0.91		31.82
7.35	254,176	0.63		0.62		1.92		77.11
11.93	178,375	0.61		0.61		3.74		52.72

7.81%	$744,250	0.46	%(c)	0.46	%(c)	5.91	%(c)	16.87%
(1.36)	688,124	0.46		0.46		5.55		27.49
1.18	701,988	0.47		0.47		5.43		96.48
5.84	518,387	0.48		0.48		5.70		53.07
13.89	460,942	0.48		0.47		6.50		45.66
4.59	376,289	0.46		0.46		7.33		44.40

8.81%	$644,869	0.84	%(c)	0.78	%(c)	4.06	%(c)	22.19	%(g)
(2.22)	580,634	0.85		0.79		4.13		58.14	(g)(t)
3.25	546,059	0.86		0.81		3.89		58.51	(g)(t)
(1.58)	459,258	0.88		0.88		3.91		65.10	(g)
14.94	372,656	0.86		0.85		4.11		41.31	(g)
4.99	234,872	0.83		0.83		5.15		59.18	(g)

3.84%	$2,215,854	0.31	%(c)(v)	0.08	%(c)(v)	0.00	%(c)(u)	9.23%
(0.12)	2,219,466	0.31	(v)	0.08	(v)	1.43	(u)	13.53
5.56	2,367,127	0.32	(v)	0.16	(v)	1.29	(u)	56.83	(g)(h)
12.08	2,366,285	0.32		0.32		1.91		112.58	(g)
9.69	2,240,232	0.31		0.30		2.18		121.91	(g)
2.11	2,188,140	0.30		0.30		2.27		114.17	(g)

3.35%	$249,113	0.59	%(c)	0.10	%(c)(v)	0.04	%(c)(u)	10.90%
(0.43)	249,413	0.58		0.08	(v)	1.47	(u)	15.36
5.15	266,409	0.62		0.23	(v)	1.13	(u)	39.50	(g)(h)
16.67	260,576	0.65		0.60		1.65		105.28	(g)
11.02	235,762	0.63		0.54		1.84		119.01	(g)
(0.08)	230,257	0.58		0.53		1.74		95.15	(g)

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.
(h)	Portfolio Turnover Rate excludes the impact of in kind transactions.
(s)	The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.64% and 0.64% respectively for the period ended June 30, 2016, 0.67% and 0.64% respectively for the period ended December 31, 2015, 0.67% and 0.65% respectively in 2014, 0.67% and 0.65% respectively in 2013, and 0.63% and 0.62% respectively in 2012.
(t)	Due to a change in accounting standards effective for 2012, certain financing transactions which were previously accounted for as a sale and subsequent repurchase are now accounted for as secured borrowing.
(u)	Net investment income is affected by the timing of dividend declarations by investee funds.
(v)	The ratios do not reflect the fund of fund’s proportionate share of income and expenses of the underlying investee funds.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Notes to Financial Statements (unaudited)

Note 1. Organization

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as an open-end management investment company under the Investment Company Act of 1940. The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds).

Effective May 1, 2016, the Money Market Portfolio was renamed the Government Money Market Portfolio and began operating as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.

Some of the Portfolios may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Portfolios may record a deferred tax liability in respect of unrealized appreciation on foreign securities for capital gains net of losses, if applicable, and repatriation taxes.

C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2012 to 2015) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios of the Series Fund, when applicable. During 2016 and 2015, the Government Money Market Portfolio utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized using the effective interest method. Expenses directly

Notes to Financial Statements

Notes to Financial Statements (unaudited)

attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Funds consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

Note 3. Security Valuation

For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

• Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

• Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

• Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 in the fair value hierarchy:

• Equity securities (common and preferred stock) for which market quotations are readily available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy where applicable.

• Fixed income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

• Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.

• Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

• Investments in open-end mutual funds (including other Portfolios) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy. Investments in privately held mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 2 in the fair value hierarchy.

• Money market investments, other than in the Government Money Market Portfolio, are generally valued by a pricing service. All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

• Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

• Centrally cleared swaps are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 in the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate forward rate to produce the daily settlement price. These securities are categorized as Level 2 in the fair value hierarchy.

• Over-the-counter financial derivatives, such as foreign currency contracts, futures contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 in the fair value hierarchy:

• Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2015 included, but were not limited to, broker quotes, analysis of the likely outcome of pending litigation, liquidity, prepayment speed, duration and recoverability.

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. The Portfolios recognize transfers between levels as of the end of the period. The amounts of transfers between Levels 1 and 2 are disclosed in the Notes to Schedules of Investments for the Portfolio. For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principles (GAAP) requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, Level 3 reconciliation and details of significant unobservable inputs have been included in the Notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments.

The Series Fund has adopted policies and procedures which govern the pricing of Portfolio securities. The Series Fund’s Board of Directors (sometimes referred to hereinafter as “Board”) has delegated the day-to-day responsibility for pricing Portfolio securities and other investments to Mason Street Advisors, LLC (“MSA”), the Portfolios’ investment adviser and Northwestern Mutual in its capacity as fund accountant, subject to the oversight of a Pricing Committee appointed by the Board and

Notes to Financial Statements

Notes to Financial Statements (unaudited)

comprised of representatives of MSA, Northwestern Mutual and Series Fund officers. The Pricing Committee is charged with the primary and day-to-day operational responsibility for executing the valuation process. The Pricing Committee has been delegated the authority to approve the override of any prices as permitted under the pricing procedures approved by the Board and any variances from these pricing procedures when appropriate. All such actions are subject to further review and approval by the Board at its next regular meeting.

Note 4. Securities and Other Investments

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on its records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as

Notes to Financial Statements

Notes to Financial Statements (unaudited)

financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond will be included as interest income in the applicable Portfolio’s Statement of Operations even though investors do not receive their principal until maturity.

G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of June 30, 2016, there were no short positions held by any Portfolio.

H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities.

I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. For the period ended June 30, 2016, only the Multi Sector Bond Portfolio invested in loan participations and assignments. At June 30, 2016 there were no unfunded loan commitments outstanding.

J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the Portfolio will hold securities of a dollar

Notes to Financial Statements

Notes to Financial Statements (unaudited)

amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account. As of June 30, 2016, there were no reverse repurchase agreements held by any Portfolio.

K. Zero Strike Warrants – Certain Portfolios may invest in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on direct investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Note 5. Derivative Instruments

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Transactions in written call and put options for the period ended June 30, 2016 were as follows (amounts in thousands, except number of contracts):

	Balance at 12/31/2015	Sales	Closing Buys	Expirations	Exercised	Balance at 6/30/2016
Multi-Sector Bond Portfolio
Notional Amount	$–	17,400	–	(17,400)	–	$–
Premium	$–	84	–	(84)	–	$–

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedules of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the footnotes to the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

E. Derivative Disclosures – Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2016, are (amounts in thousands):

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Index 500 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	$377	Payables – Futures Variation Margin	$–
Large Company Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	113	Payables – Foreign Currency Purchased	118
Index 400 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	313	Payables – Futures Variation Margin	–
Mid Cap Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	302	Payables – Foreign Currency Purchased	512
Index 600 Stock Portfolio
Total Return contracts	Receivables – Outstanding Swaps Contracts, at Value	204	Payables – Outstanding Swaps Contracts, at Value	–
International Growth Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	21	Payables – Foreign Currency Purchased	–
Research International Core Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	21	Payables – Foreign Currency Purchased	–
Short-Term Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	14	Payables – Futures Variation Margin	–
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	–	Payables – Futures Variation Margin	3
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	89	Payables – Outstanding Swaps Contracts, at Value	7
Inflation Protection Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	35	Payables – Foreign Currency Purchased	88
Interest rate contracts	Receivables – Futures Variation Margin	113	Payables – Futures Variation Margin	–
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	–	Payables – Outstanding Swaps Contracts, at Value	7,423

Notes to Financial Statements

Notes to Financial Statements (unaudited)

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Multi-Sector Bond Portfolio
Credit contracts	Receivables – Outstanding Swaps Contracts, at Value	$178	Payables – Outstanding Swaps Contracts, at Value	$6,344
Foreign exchange contracts	Receivables – Foreign Currency Sold	4,189	Payables – Foreign Currency Purchased	2,088
Interest rate contracts	Receivables – Futures Variation Margin	39	Payables – Futures Variation Margin	95
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	–	Payables – Outstanding Swaps Contracts, at Value	6
Balanced Portfolio
Equity contracts	Receivables – Futures Variation Margin	213	Payables – Futures Variation Margin	–
Asset Allocation Portfolio
Equity contracts	Receivables – Futures Variation Margin	36	Payables – Futures Variation Margin	–

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2016 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Foreign currency exchange contracts	$–	$(1,089)	$–	$–	$(1,089)
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	(191)	–	(191)
Equity Income Portfolio
Foreign currency exchange contracts	–	–	(13)	–	(13)
Index 400 Stock Portfolio
Equity contracts	–	505	–	–	505
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	(489)	–	(489)
Index 600 Stock Portfolio
Equity contracts	–	–	–	231	231
International Growth Portfolio
Foreign currency exchange contracts	–	–	(96)	–	(96)
Research International Core Portfolio
Foreign currency exchange contracts	–	–	80	–	80
International Equity Portfolio
Foreign currency exchange contracts	–	–	(174)	–	(174)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	(5)	–	(5)
Short-Term Bond Portfolio
Interest rate contracts	–	(164)	–	–	(164)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	–	(66)	–	11	(55)
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	(259)	–	(259)
Interest rate contracts	–	(983)	–	(400)	(1,383)
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	1,761	1,761
Foreign currency exchange contracts	–	–	(2,597)	–	(2,597)
Interest rate contracts	84	3,062	–	(398)	2,748
Balanced Portfolio
Equity contracts	–	1,008	–	–	1,008
Asset Allocation Portfolio
Equity contracts	–	57	–	–	57

Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2016 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$–	$1,021	$–	$–	$1,021
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	(18)	–	(18)

Notes to Financial Statements

Notes to Financial Statements (unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Income Portfolio
Foreign currency exchange contracts	$–	$–	$(3)	–	$(3)
Index 400 Stock Portfolio
Equity contracts	–	(70)	–	–	(70)
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	(190)	–	(190)
Index 600 Stock Portfolio
Interest rate contracts	–	–	–	330	330
International Growth Portfolio
Foreign currency exchange contracts	–	–	54	–	54
Research International Core Portfolio
Foreign currency exchange contracts	–	–	(33)	–	(33)
International Equity Portfolio
Foreign currency exchange contracts	–	–	(54)	–	(54)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	15	–	15
Short-Term Bond Portfolio
Interest rate contracts	–	26	–	–	26
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	–	121	–	(562)	(441)
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	(863)	–	(863)
Interest rate contracts	–	(609)	–	(1,112)	(1,721)
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	(1,099)	(1,099)
Foreign currency exchange contracts	–	–	2,217	–	2,217
Interest rate contracts	–	3,253	–	5,682	8,935
Balanced Portfolio
Equity contracts	–	218	–	–	218
Asset Allocation Portfolio
Equity contracts	–	43	–	–	43

Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2016 are (amounts in thousands):

	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional Value

Portfolio	Exchange Traded Options	Futures	Forward Currency Contracts	Swaps	Over the Counter Options
Index 500 Stock Portfolio
Equity contracts	–	362	$–	$–	$–
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	6,151	–	–
Equity Income Portfolio
Foreign currency exchange contracts	–	–	146	–	–
Index 400 Stock Portfolio
Equity contracts	–	132	–	–	–
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	13,449	–	–
Index 600 Stock Portfolio
Interest rate contracts	–	–	–	9,633	–
International Growth Portfolio
Foreign currency exchange contracts	–	–	9,775	–	–
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	44	–	–
Short-Term Bond Portfolio
Interest rate contracts	–	97	–	–	–
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	–	27	–	8,167	–
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	35,043	–	–
Interest rate contracts	–	288	–	87,217	–
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	85,260	–
Foreign currency exchange contracts	–	–	371,774	–	–

Notes to Financial Statements

Notes to Financial Statements (unaudited)

	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional Value

Portfolio	Exchange Traded Options	Futures	Forward Currency Contracts	Swaps	Over the Counter Options
Multi-Sector Bond Portfolio (continued)
Interest rate contracts	1	935	$–	$44,933	$–
Balanced Portfolio
Equity contracts	–	93	–	–	–
Asset Allocation Portfolio
Equity contracts	–	17	–	–	–

Note 6. Portfolio Risk

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Master Netting Arrangements

The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase Agreements and Global Master Repurchase Agreements are in place that governs repurchase, reverse repurchase, and sale-buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative transactions. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances.

Offsetting Assets and Liabilities

Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral presented below has been limited such that the net amount cannot be less than zero.

Large Company Value Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2016	(i)	(ii)	(iii) = (i) - (ii)
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency	$113	$–	$113

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Large Company Value Portfolio (continued)

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2016	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Cash Collateral Received
HSBC Bank USA	$113	$(113)	$–	$–

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2016		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$118	$–	$118

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
As of June 30, 2016	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Cash Collateral Pledged
HSBC Bank USA	$118	$(113)	$–	$5

Mid Cap Value Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2016		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$302	$–	$302

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2016	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
HSBC Bank USA	$301	$(301)	$–	$–
Morgan Stanley Capital Services	1	–	–	1

Total	$302	$(301)	$–	$1

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2016		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$512	$–	$512

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
As of June 30, 2016	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
HSBC Bank USA	$512	$(301)	$–	$211

Index 600 Stock Portfolio

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2016		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Swaps		$204	$–	$204

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
As of June 30, 2016	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
JP Morgan Chase Bank, N.A.	$204	$–	$(204)	$–

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Government Money Market Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2016		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements		$179,500	$–	$179,500

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2016	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Bank of Nova Scotia	$15,000	$(15,000)	$–	$–
Bank of Montreal	28,500	(28,500)	–	–
Citigroup Global Markets	20,000	(20,000)	–	–
Credit Agricole SA	20,000	(20,000)	–	–
HSBC Bank USA	13,000	(13,000)	–	–
Mitsubishi UFJ Securities USA	20,000	(20,000)	–	–
Morgan Stanley & Co.	20,000	(20,000)	–	–
Mizuho Bank	13,000	(13,000)	–	–
RBC Capital Markets	10,000	(10,000)	–	–
TD Securities USA	20,000	(20,000)	–	–

Total	$179,500	$(179,500)	$–	$–

Long-Term U.S. Government Bond Portfolio

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2016		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Financing Transactions		$95,608	$–	$95,608

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
As of June 30, 2016	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
Goldman Sachs & Co.	$95,608	$(95,591)	$–	$17

Inflation Protection Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2016		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$35	$–	$35

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2016	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
HSBC Bank USA	$35	$(35)	$–	$–

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2016		(I)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$88	$–	$88
Swaps		7,423	–	7,423

Total		$7,511	$–	$7,511

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Inflation Protection Portfolio continued

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
As of June 30, 2016	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
Bank of America, N.A.	$2,931	$(2,931)	$–	$–
Barclays Bank PLC	4,089	(4,083)	–	6
Goldman Sachs International	403	–	–	403
HSBC Bank USA	88	(35)	–	53

Total	$7,511	$(7,049)	$–	$462

Multi-Sector Bond Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2016		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$4,189	$–	$4,189
Swaps		7	–	7

Total		$4,196	$–	$4,196

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2016	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$3,194	$(537)	$(2,657)	$–
Barclays Bank PLC	41	(41)	–	–
BNP Paribas SA	239	(239)	–	–
Citibank, N.A.	7	(7)	–	–
Goldman Sachs International	689	(689)	–	–
JPMorgan Chase Bank, N.A.	26	(26)	–	–

Total	$4,196	$(1,539)	$(2,657)	$–

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2016		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$2,088	$–	$2,088
Swaps		6,344	–	6,344

Total		$8,432	$–	$8,432

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
As of June 30, 2016	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
Bank of America, N.A.	$537	$(537)	$–	$–
Barclays Bank PLC	396	(375)	–	21
BNP Paribas SA	732	(662)	–	70
Citibank, N.A.	3,494	(7)	–	3,487
Goldman Sachs International	1,399	(689)	–	710
HSBC Bank USA	432	(314)	–	118
JPMorgan Chase Bank, N.A.	1,374	(1,075)	–	299
Morgan Stanley Capital Services	11	(11)	–	–
UBS AG	57	–	–	57

Total	$8,432	$(3,670)	$–	$4,762

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Note 7. Investment Advisory, Sub-Advisory and Compliance Fees

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, a wholly owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock Portfolio	0.20%
Index 400 Stock Portfolio	0.25%
Mid Cap Value Portfolio	0.85%
Small Cap Value Portfolio	0.85%
Government Money Market Portfolio	0.30%
Select Bond Portfolio	0.30%
Balanced Portfolio	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock Portfolio	0.60%	0.50%	0.40%
Large Cap Core Stock Portfolio	0.60%	0.50%	0.40%
Mid Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
Small Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
High Yield Bond Portfolio	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation Portfolio	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Large Company Value Portfolio	0.72%	0.67%	0.62%
Domestic Equity Portfolio	0.65%	0.55%	0.50%
International Growth Portfolio	0.75%	0.65%	0.55%
Short-Term Bond Portfolio	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond Portfolio	0.555%	0.515%	0.495%
Inflation Protection Portfolio	0.58%	0.55%	0.49%
Multi-Sector Bond Portfolio	0.79%	0.78%	0.77%
Asset Allocation Portfolio	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend Portfolio	0.77%	0.70%	0.62%	0.56%
Research International Core Portfolio	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income Portfolio	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock Portfolio	0.25%	0.20%

Portfolio	First $50 Million	Excess Over $50 Million
International Equity Portfolio	0.85%	0.65%

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity Portfolio	1.14%	1.08%	0.96%	0.78%

MSA, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees and expenses and such non-recurring and extraordinary expenses as they may arise) will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation Portfolio	0.90%	April 30, 2017
Large Cap Blend Portfolio	0.85%	April 30, 2017
Large Company Value Portfolio	0.80%	April 30, 2017
Domestic Equity Portfolio	0.75%	April 30, 2017
Equity Income Portfolio	0.75%	April 30, 2017
Mid Cap Value Portfolio	1.00%	April 30, 2017
Index 600 Stock Portfolio	0.35%	April 30, 2017
Small Cap Value Portfolio	1.00%	April 30, 2017
International Growth Portfolio	1.10%	April 30, 2017
Research International Core Portfolio	1.15%	April 30, 2017
Emerging Markets Equity Portfolio	1.50%	April 30, 2017
Short-Term Bond Portfolio	0.45%	April 30, 2017
Long-Term U.S. Government Bond Portfolio	0.65%	April 30, 2017
Inflation Protection Portfolio	0.65%	April 30, 2017
Multi-Sector Bond Portfolio	0.90%	April 30, 2017
Asset Allocation Portfolio	0.75%	April 30, 2017

Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.38% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.35% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Index 500 Stock Portfolio – Effective May 1, 2016, MSA has agreed to waive a portion of its management fee such that the management fee is 0.20% on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Large Company Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.68% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.59% on the next $250 million, and 0.57% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Domestic Equity Portfolio – MSA has agreed to waive a portion of its management fee on average net assets over $500 million such that the management fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, and 0.48% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Equity Income Portfolio – For the period from January 1, 2016 through April 30, 2016, MSA agreed to waive a portion of its management fee such that the management fee was 0.65% on the Portfolio’s first $500 million of average net assets, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. Effective May 1, 2016, MSA has agreed to

Notes to Financial Statements

Notes to Financial Statements (unaudited)

waive a portion of its management fee such that the management fee for is 0.65% on the Portfolio’s first $500 million of average net assets, and 0.55% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Mid Cap Growth Stock Portfolio – Effective May 1, 2016, MSA has agreed to waive a portion of its management fee on average net assets over $1 billion such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.48% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Mid Cap Value Portfolio – For the period from January 1, 2016 through April 30, 2016, MSA agreed to waive a portion of its management fee such that the management fee was 0.79% on the Portfolio’s first $150 million of average net assets, and 0.70% in excess of $150 million. Effective May 1, 2016, MSA has agreed to waive a portion of its management fee such that the management fee is 0.79% on the Portfolio’s first $150 million of average net assets, 0.70% on the next $350 million, and 0.68% in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.85% on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Research International Core Portfolio – Effective May 12, 2016, MSA has agreed to waive a portion of its management fee such that the management fee is 0.83% on the Portfolio’s first $150 million of average net assets, 0.77% of the next $150 million, 0.70% on the next $200 million, and 0.63% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

International Equity Portfolio – For the period from January 1, 2016 through April 30, 2016, MSA agreed to waive a portion of its management fee such that the management fee for the Portfolio was 0.80% on the Portfolio’s first $50 million of average net assets, 0.60% on the next $950 million, 0.50% on the next $500 million, and 0.45% on average net assets in excess of $1.5 billion. Effective May 1, 2016, MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million of average net assets, 0.60% on the next $450 million, 0.57% on the next $500 million, 0.50% on the next $500 million and 0.45% in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Emerging Markets Equity Portfolio – For the period from May 1, 2016 to May 11, 2016, MSA agreed to waive a portion of its management fee relating to the Portfolio such that its management fee was 1.11% on the Portfolio’s first $250 million of average net assets, 1.08% on the next $250 million, 0.96% on the next $500 million, and 0.78% on average net assets in excess of $1 billion. Effective May 12, 2016, MSA has agreed to waive a portion of its management fee such that its management fee is 1.01% on the Portfolio’s first $250 million of average net assets, 0.93% on the next $250 million, 0.91% on the next $500 million, and 0.78% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Government Money Market Portfolio – Effective May 1, 2016, MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2017. In addition, MSA has voluntarily agreed to waive its advisory fee and/or reimburse expenses in excess of the Portfolio’s daily yield so as to maintain a zero or positive yield for the Portfolio. This voluntary waiver will be reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Select Bond Portfolio – Effective May 1, 2016, MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Long-Term U.S. Government Bond Portfolio –MSA has agreed to waive a portion of its management fee such that the management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million, 0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Inflation Protection Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.50% on the next $150 million, and 0.46% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

High Yield Bond Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Multi-Sector Bond Portfolio – For the period from January 1, 2016 through April 30, 2016, MSA agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, and 0.70% on average net assets in excess of $250 million. Effective May 1, 2016, MSA has agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, 0.70% on the next $250 million, and 0.67% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Balanced Portfolio – For the period from January 1, 2016 through April 30, 2016, MSA agreed to waive a portion of its management fee such that its management fee on assets invested in affiliated companies was 0.05%. Effective May 1, 2016, MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Asset Allocation Portfolio – For the period from January 1, 2016 through April 30, 2016, MSA agreed to waive a portion of its management fee such that the management fee was 0.55% on the Portfolio’s first $100 million of average net assets, 0.45% on the next $150 million, and 0.35% on average net assets in excess of $250 million. In addition, MSA agreed to waive a portion of its management fee such that its management fee on assets invested in affiliated companies was 0.05%. Effective May 1, 2016, MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2017.

Certain Portfolios pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. Expense offset arrangements are reflected as Waived Fees Paid Indirectly on the Statements of Operations.

With respect to certain Portfolios, MSA has engaged and oversees sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.

Note 8. Federal Income Tax Matters

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, corporate actions, passive foreign investment companies, and financing transactions.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies, corporate actions, and paydowns on structured product investments.

A summary of the Portfolios’ capital loss carryovers as of December 31, 2015 is provided below:

	Amount Subject to Expiration	Expiration	Utilized in 2015	Amount Not Subject to Expiration
	(Amounts in thousands)
Domestic Equity Portfolio	$–	–	$8,450	$–
International Growth Portfolio	7,111	2017	–	3,186
Emerging Markets Equity Portfolio	–	–	–	25,923
Government Money Market Portfolio	–	–	5	–
Short-Term Bond Portfolio	–	–	–	1,369
Long-Term U.S. Government Bond Portfolio	–	–	1,011	–
Inflation Protection Portfolio	–	–	–	463
High Yield Bond Portfolio	28,315	2016-2017	1,438	1,038
Multi-Sector Bond Portfolio	–	–	–	17,247

Capital losses incurred during fiscal years after 2010 are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year and must be utilized prior to the losses incurred prior to 2011.

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the period ended December 31, 2015 was as follows:

	2015 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain
	(Amounts in thousands)
Growth Stock Portfolio	$20,753	$49,004
Focused Appreciation Portfolio	6,918	75,590
Large Cap Core Stock Portfolio	11,360	8,027
Large Cap Blend Portfolio	3,963	6,208
Index 500 Stock Portfolio	41,688	40,759
Large Company Value Portfolio	7,419	11,909
Domestic Equity Portfolio	11,101	—
Equity Income Portfolio	13,743	29,517
Mid Cap Growth Stock Portfolio	25,222	74,427
Index 400 Stock Portfolio	8,080	39,526
Mid Cap Value Portfolio	22,955	26,380
Small Cap Growth Stock Portfolio	12,067	14,940
Index 600 Stock Portfolio	—	339
Small Cap Value Portfolio	3,773	32,571
International Growth Portfolio	7,804	—
Research International Core Portfolio	10,556	10,976
International Equity Portfolio	50,077	67,503
Emerging Markets Equity Portfolio	3,916	—
Government Money Market Portfolio	43	3
Short-Term Bond Portfolio	1,717	—
Select Bond Portfolio	55,277	1,029
Long-Term U.S. Government Bond Portfolio	2,212	—
Inflation Protection Portfolio	6,992	—
High Yield Bond Portfolio	32,590	—
Multi-Sector Bond Portfolio	35,421	4,734
Balanced Portfolio	66,615	85,601
Asset Allocation Portfolio	6,708	11,409

Notes to Financial Statements

Notes to Financial Statements (unaudited)

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in thousands)
Growth Stock Portfolio	$7,243	$80,810	$–	$160,479
Focused Appreciation Portfolio	50,577	165,466	–	13,663
Large Cap Core Stock Portfolio	10,936	9,147	–	74,867
Large Cap Blend Portfolio	3,122	10,542	–	11,118
Index 500 Stock Portfolio	46,692	52,112	–	1,022,578
Large Company Value Portfolio	3,895	16,094	–	1,047
Domestic Equity Portfolio	12,521	25,926	–	114,452
Equity Income Portfolio	15,947	39,501	–	40,793
Mid Cap Growth Stock Portfolio	3,881	77,596	–	35,046
Index 400 Stock Portfolio	8,031	52,203	–	(2,790)
Mid Cap Value Portfolio	17,631	25,579	–	45,490
Small Cap Growth Stock Portfolio	3,262	49,556	–	41,488
Index 600 Stock Portfolio	1,145	6,003	–	9,703
Small Cap Value Portfolio	5,485	70,033	–	86,038
International Growth Portfolio	5,949	–	(10,297)	(4,011)
Research International Core Portfolio	9,201	3,916	–	(11,790)
International Equity Portfolio	33,745	20,771	–	(9,575)
Emerging Markets Equity Portfolio	3,684	–	(25,923)	(62,427)
Government Money Market Portfolio	42	–	–	–
Short-Term Bond Portfolio	3,014	–	(1,369)	(980)
Select Bond Portfolio	67,096	2,216	–	(36,865)
Long-Term U.S. Government Bond Portfolio	4,300	–	–	(3,236)
Inflation Protection Portfolio	3,649	–	(463)	(10,780)
High Yield Bond Portfolio	39,861	–	(29,354)	(57,522)
Multi-Sector Bond Portfolio	28,850	–	(17,247)	(43,469)
Balanced Portfolio	49,667	62,181	–	11,288
Asset Allocation Portfolio	5,868	9,122	–	1,784

Note 9. Voluntary Reimbursements

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the periods ended June 30, 2016 and December 31, 2015 are summarized below:

Portfolio	2016 Reimbursements	2015 Reimbursements
International Growth Portfolio	$410,188	$473,424
Research International Core Portfolio	569,514	720,001
International Equity Portfolio	2,693,655	2,899,989
Emerging Markets Equity Portfolio	508,070	600,714

Note 10. Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 11. Investment Income and Securities Transactions

For the period ended June 30, 2016, transactions in securities other than short term investments were:

Portfolios	Non U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non U.S. Govt. Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
	(Amounts in thousands)
Growth Stock Portfolio	$243,903	$–	$262,500	$–

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Portfolios	Non U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non U.S. Govt. Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
	(Amounts in thousands)
Focused Appreciation Portfolio	$16,323	$–	$49,249	$–
Large Cap Core Stock Portfolio	26,824	–	36,487	–
Large Cap Blend Portfolio	8,629	–	14,047	–
Index 500 Stock Portfolio	92,653	–	45,464	–
Large Company Value Portfolio	74,952	–	71,792	–
Domestic Equity Portfolio	33,519	–	39,684	–
Equity Income Portfolio	94,120	–	118,626	–
Mid Cap Growth Stock Portfolio	333,216	–	381,289	–
Index 400 Stock Portfolio	93,653	–	87,783	–
Mid Cap Value Portfolio	143,080	–	130,442	–
Small Cap Growth Stock Portfolio	114,334	–	116,703	–
Index 600 Stock Portfolio	49,059	–	35,226	–
Small Cap Value Portfolio	56,959	–	61,119	–
International Growth Portfolio	109,899	–	67,980	–
Research International Core Portfolio	124,006	–	106,668	–
International Equity Portfolio	103,133	–	64,523	–
Emerging Markets Equity Portfolio	119,709	–	91,702	–
Short-Term Bond Portfolio	61,881	1,991	35,076	8,692
Select Bond Portfolio	5,981,304	3,366,615	5,876,251	3,538,788
Long-Term U.S. Government Bond Portfolio	886	53,470	6	34,061
Inflation Protection Portfolio	70,632	9,153	59,703	4,285
High Yield Bond Portfolio	140,078	–	116,400	–
Multi-Sector Bond Portfolio	112,296	3,002	115,971	20,258
Balanced Portfolio	190,703	–	259,627	–
Asset Allocation Portfolio	25,294	–	31,383	–

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2016 are as follows:

Portfolio	Value at 12/31/2015	Purchases	Sales	Value at 6/30/2016	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2016
	(Amounts in thousands)
Balanced
Growth Stock	$138,928	$–	$5,500	$133,303	$304	$–	$–	16.0%
Focused Appreciation	69,449	–	5,960	64,957	938	–	–	8.5
Large Cap Core Stock	69,417	–	1,920	69,677	53	–	–	13.7
Large Cap Blend	69,365	–	3,200	69,944	318	–	–	45.1
Large Company Value	69,526	4,000	990	75,206	14	–	–	41.2
Domestic Equity	69,361	4,000	2,045	78,853	421	–	–	11.4
Equity Income	68,643	4,000	2,010	75,153	78	–	–	10.0
Mid Cap Growth Stock	90,382	7,500	5,250	92,118	1,022	–	–	9.3
Mid Cap Value	88,033	7,500	5,250	99,568	314	–	–	21.5
Small Cap Growth Stock	20,199	7,500	–	27,802	–	–	–	5.6
Small Cap Value	17,921	7,500	–	27,204	–	–	–	4.9
International Growth	17,867	10,000	–	27,817	–	–	–	5.5
Research International Core	140,818	–	10,000	125,381	1,137	–	–	25.4
International Equity	63,729	–	10,000	49,694	188	–	–	3.3
Emerging Markets Equity	8,335	–	–	8,739	–	–	–	1.8
Select Bond	912,584	20,000	143,500	833,985	2,773	–	–	29.2
High Yield Bond	124,768	37,000	22,000	150,132	512	–	–	20.2

	$2,039,325	$109,000	$217,625	$2,009,533	$8,072	$–	$–

Asset Allocation
Growth Stock	$19,223	$–	$650	$18,557	$36	$–	$–	2.2%
Focused Appreciation	9,606	–	751	9,060	118	–	–	1.2
Large Cap Core Stock	10,801	–	340	10,799	9	–	–	2.1
Large Cap Blend	10,794	–	540	10,841	54	–	–	7.0
Large Company Value	9,617	500	175	10,311	2	–	–	5.6
Domestic Equity	9,592	500	320	10,810	66	–	–	1.6
Equity Income	9,327	500	145	10,301	6	–	–	1.4
Mid Cap Growth Stock	12,707	1,000	930	12,700	182	–	–	1.3
Mid Cap Value	12,324	1,000	930	13,680	55	–	–	3.0

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Portfolio	Value at 12/31/2015	Purchases	Sales	Value at 6/30/2016	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2016
	(Amounts in thousands)
Small Cap Growth Stock	$4,537	$1,000	$–	$5,547	$–	$–	$–	1.1%
Asset Allocation (continued)
Small Cap Value	4,235	1,000	–	5,641	–	–	–	1.0
International Growth	1,887	2,000	–	3,895	–	–	–	0.8
Research International Core	20,761	–	2,000	17,951	227	–	–	3.6
International Equity	9,666	–	2,000	7,047	38	–	–	0.5
Emerging Markets Equity	1,376	–	–	1,442	–	–	–	0.3
Select Bond	59,639	2,000	15,750	48,711	343	–	–	1.7
High Yield Bond	18,560	4,750	2,500	22,344	58	–	–	3.0

	$224,652	$14,250	$27,031	$219,637	$1,194	$–	$–

The Series Fund and its separate investment portfolios (“Portfolios”) are permitted to purchase securities from, and sell securities to (so called “cross-trades”), (i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Series Fund Board of Directors under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the period ended June 30, 2016, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):

Portfolio	Cross Trade Purchases
Large Company Value Portfolio	$51
Equity Income Portfolio	270
International Growth Portfolio	5,479
Research International Core Portfolio	843
Emerging Markets Equity Portfolio	2,835
High Yield Bond Portfolio	1,322

	Cross Trade Sales
Portfolio	Proceeds	Net Realized Gains (Losses) on Sales
Mid Cap Value Portfolio	$51	$4
International Growth Portfolio	3,127	(601)
Research International Core Portfolio	1,340	(30)
Emerging Markets Equity Portfolio	49	(15)

Note 12. Litigation

The Index 400 Stock, Index 500 Stock, Small Cap Value and Equity Income Portfolios are among the defendants in lawsuits and/or adversary proceedings (the “Actions”) arising out of investments made by those Portfolios in two separate companies. These Actions seek to recover all payments made to beneficial owners of common stock in 2007 in connection with leveraged buy-out transactions involving each company. The Actions allege no misconduct by the Portfolios or management, and management intends to vigorously defend these Actions. Two of the lawsuits have been dismissed and are on appeal, and the other two cases are in the pleadings or discovery stage. The value of the proceeds received by these Portfolios in 2007, and the percentage the proceeds represent of each Portfolio’s net assets as of June 30, 2016, were: Index 400 Stock Portfolio $5,600,000 (0.81% of net assets); Index 500 Stock Portfolio $977,000 (0.04% of net assets); Small Cap Value Portfolio $618,000 (0.11% of net assets); and Equity Income Portfolio $2,873,000 (0.38% of net assets). Management has not concluded that a loss is reasonably likely to occur, and therefore no loss accrual has been recorded.

Notes to Financial Statements

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines and Record

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

Proxy Voting and Portfolio Holdings

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2016

At its February 18, 2016 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).

Also at its February 18, 2016 meeting, the Board, including the Independent Directors, unanimously approved the continuance of Investment Sub-Advisory Agreements between Mason Street Advisors and (1) The Boston Company Asset Management, LLC (“TBC”) relating to the Series Fund’s Growth Stock Portfolio, (2) William Blair & Company, L.L.C. (“William Blair”) relating to the Series Fund’s Mid Cap Growth Stock Portfolio, and (3) Wellington Management Company LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock Portfolio.

At its May 11, 2016 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) the Investment Sub-Advisory Agreement between Mason Street Advisors and Fiduciary Management, Inc. (“FMI”) relating to the Series Fund’s Large Cap Blend Portfolio, (2) an Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Emerging Markets Equity Portfolio and Research International Core Portfolio, (3) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio, (4) an Investment Sub-Advisory Agreement between Mason Street Advisors and Fayez Sarofim & Co. (“Sarofim & Co.”) relating to the Series Fund’s Large Cap Core Stock Portfolio, and (5) an Investment Sub-Advisory Agreement between Mason Street Advisors and FIAM, LLC (“FIAM”) relating to the Series Fund’s International Growth Portfolio. TBC, William Blair, Wellington, FMI, MFS, Templeton, Sarofim & Co., and FIAM are sometimes collectively referred to herein as the “Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with the Sub-Advisers are collectively referred to herein as the “Sub-Advisory Agreements.”

In determining whether to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from the Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. With respect to the continuation of the Advisory Agreement and the Sub-Advisory Agreements, while particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios, together with related information, is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors also received a memorandum from their counsel advising them of their responsibilities in connection with the approval of the continuance of the Advisory Agreement and Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager of managers structure. In addition, during the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers, and were represented throughout the process by legal counsel.

Continuation of the Advisory Agreement Between the Series Fund and Mason Street Advisors

At its February 18, 2016 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about Mason Street Advisors during the course of that meeting, the directors had available for consideration Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Also available was an independent report prepared by Morningstar Associates, LLC (“Morningstar Report”) for each of the Portfolios. The Morningstar Report included details regarding the fees, expenses, performance captured over a variety of measurements, as well as comparative information against a Morningstar peer group for each Portfolio as selected by Morningstar based on the Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds that exhibit different share class characteristics and fund structures. An executive summary of the performance and expense information compiled by Morningstar was also provided to facilitate the directors’ review. Also provided by Mason Street Advisors’ Chief Compliance Officer (“CCO”) was a summary of Mason Street Advisors’ compliance program, as well as the CCO’s Annual Compliance Report summarizing the results of his review and assessment of the adequacy of Mason Street Advisors’ compliance program. In addition to the information presented at the February 18, 2016 meeting, the directors’ considerations included the information provided to them and made available throughout the year regarding the Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure and the tenure and experience of Mason Street Advisors’ investment personnel, as well as succession plans for its President. The directors considered their knowledge of the nature and quality of the services provided by Mason Street Advisors as gained from their experience as directors throughout the year, and the performance of each Portfolio over various time periods as presented at the meeting and at each of the quarterly meeting prior thereto.

Included as part of their review were the presentations and information provided by Mason Street Advisors and portfolio managers regarding the services provided by Mason Street Advisors including investment management and administrative services and services in connection with the oversight and evaluation of the various sub-advisers appointed to manage certain

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

of the Series Fund’s portfolios. The directors recognized that in addition to the investment advisory services provided, Mason Street Advisors and its affiliates also provided other administrative services necessary for the operation of the Portfolios and the servicing of the Series Fund’s investors. The directors took into consideration the risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, and compliance oversight provided by Mason Street Advisors with respect to the Portfolios.

Based on their review of these factors and their experience with Mason Street Advisors’ services for the Portfolios, the Board concluded, within the context of their overall determinations regarding the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, the resources committed by Mason Street Advisors in providing those services and the experience and capabilities of the personnel associated with the Portfolios.

Investment Performance. The Morningstar Report was requested by the Board to assist them in their evaluation of the performance of the Portfolios. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance and risk adjusted performance for each Portfolio for both short and long term periods, the directors considered (i) a comparison of each Portfolio’s one-, three-, five-, and seven-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-, and seven-year periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors resulting in the performance of each Portfolio.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions regarding performance, investment process and investment strategies between the Board, sub-advisers and the portfolio managers of the Portfolios that occurred at meetings from time to time. Generally speaking, while attentive to short term performance and what it might indicate, the directors placed greater weight on longer term performance.

The directors commented on the continued improvement of the Portfolios’ performance, noting that 20 of the 27 portfolios were ranked in the top half of their respective peer groups, including the five portfolios directly advised by Mason Street Advisors, for the one year period ended December 31, 2015, and that longer term performance numbers were also improving. The directors took into consideration information provided by Mason Street Advisors with respect to the performance of the portfolios which ranked in Morningstar’s third and fourth quartile and the steps being taken by Mason Street Advisors to address those issues. Particular attention was paid to the performance of the Large Cap Core Stock Portfolio and Mason Street Advisors’ increased oversight of the Portfolio’s sub-adviser. The directors observed overall that the Series Fund had favorable performance.

Based on the Board’s review of the various measures and periods of investment performance, the explanations for the factors resulting in the performance of certain of the Portfolios, and the steps being taken or being considered to address performance, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time and that, with respect to those Portfolios that had ranked in Morningstar’s third and fourth quartiles over various periods, the performance was being sufficiently monitored and appropriate actions had been taken or were being considered.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Management Fees and Other Expenses. The Morningstar Report was requested by the Board to assist them in the evaluation of the expense of the Portfolios. The directors considered a comparison of the management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the total expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group as a guide to help assess the reasonableness of each Portfolio’s advisory fees and net and total expense ratios. The Morningstar Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting, audit, and other services. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not ascertainable.

In evaluating the level of management fees paid by each Portfolio, the directors considered the structure and size of the Portfolios, the actual and contractual fees paid by each Portfolio under the Advisory Agreement, the expense cap and fee waiver agreements in place for certain Portfolios, and the amounts waived or reimbursed by Mason Street Advisors under the agreements. In considering Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than would often be the case under a typical investment management contract, and concluded that as a result of these additional services, a comparison of Mason Street Advisors’ management fees to Morningstar averages might not provide a complete frame of reference.

The directors considered information made available regarding the compensation structure for Mason Street Advisors’ other clients and differences between the fees paid by these clients and the fees paid by the Series Fund. The directors recognized that Mason Street Advisors’ other clients were affiliated institutional accounts. The directors were informed that the advisory fees charged to these other clients were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors, differences in the applicable regulatory structure, the affiliated nature of the other relationships, and that these other clients had investment objectives and policies different than the Portfolios. Accordingly, the directors did not consider the advisory fees charged to these other clients as particularly relevant in assessing the advisory fees charged under the Advisory Agreement.

The directors also considered each Portfolio’s total operating expenses over various periods. The directors took into consideration that 25 of the 27 portfolios were ranked in Morningstar’s first or second quartile (meaning lowest expenses) for total net expenses. The Board also considered Mason Street Advisors’ explanation for the increased expenses associated with the Money Market Portfolio, which ranked in Morningstar’s fourth quartile for total net expenses, as well as Mason Street Advisors’ decision to implement a fee waiver with respect to the Portfolio. The Board also considered that the Multi-Sector Bond Portfolio, while in Morningstar’s third quartile, was ranked in the 52nd percentile, as well as Mason Street Advisors’ decision to add an additional breakpoint with respect to the Portfolio’s currently existing fee waiver. The Board also considered that Mason Street Advisors had agreed to increase or add fee waivers with respect to nine of the Portfolios. The Board also considered the fund of funds model employed by the Asset Allocation and Balanced Portfolios, and the advisory fee waivers in place for these Portfolios. The Board took into consideration the services that Mason Street Advisors provided to the Asset Allocation and Balanced Portfolios in connection with their operation as funds of funds in consideration for these reduced advisory fees.

Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Portfolios, Mason Street Advisors’ explanation regarding the nature of the expenses for the Portfolios in the bottom half of their Morningstar peer group, the full range of services provided by Mason Street Advisors pursuant to the Advisory Agreement, and the expense caps and fee waivers that were in place and/or had been added.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors due to its relationship with the Portfolios. The directors considered Mason Street Advisors’

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub- Advisory Agreements

pricing methodology for its services as investment adviser and for the products for which the Portfolios underlie the investment options. The directors considered information provided by Mason Street Advisors each quarter regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of peer expenses in each Portfolio’s respective Morningstar category and the ranking of each Portfolio within the categories. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors also considered services provided by affiliates of Mason Street Advisors. The directors considered the allocation of fees as between Mason Street Advisors and each sub-adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for those Portfolios. The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including the participation of fund families advised by certain sub-advisers to the Portfolios on the brokerage platform and/or in the affinity fund or select fund programs offered by an affiliate of Mason Street Advisors and the payment of fees by those entities to affiliates of Mason Street Advisors.

The Board considered Mason Street Advisors’ profitability analysis relating to its services for the Series Fund on an aggregate and per Portfolio basis, and the methodology in determining the profitability. As part of the overall discussion on profitability, the Board considered Mason Street Advisors’ decision to implement fee waivers with respect to five Portfolios and to add additional breakpoints to existing fee waivers applicable to four Portfolios.

The directors also considered that the assets of three of the Portfolios are invested in certain exchange traded funds (“ETFs”) beyond the limitations of the 1940 Act in reliance on certain exemptive orders issued by the Securities and Exchange Commission to such ETFs. The Board concluded that the advisory fees payable to Mason Street Advisors by such Portfolios were based on services that were in addition to, and not duplicative of, services provided by the ETFs.

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability analysis for each Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered the breakpoints contained in the management fee schedules for 20 of the 27 Portfolios that have breakpoints and the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also considered Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that those Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Morningstar or benefited from breakpoints contained in advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. In particular, the directors considered that Mason Street Advisors had agreed to increase or add fee waivers with respect to nine of the Portfolios. The directors also discussed the importance of continuing to achieve economies of scale by, among other things, seeking to increase assets in the Portfolios. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Continuation of the Sub-Advisory Agreements Between Mason Street Advisors and Certain Sub-Advisers

At its February 18, 2016 and May 11, 2016 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements with respect to the Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub- Advisory Agreements

Portfolios. In addition to the information presented by and about the Sub-Advisers during the course of those meetings, the directors also had available for consideration each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Sub-Advisory Agreements. The directors also had available Mason Street Advisors’ Executive Summary and Overview regarding each of the Sub-Advisers and other materials prepared by Mason Street Advisors. The materials contained detailed information concerning the expenses, performance, brokerage commissions, portfolio turnover, style consistency and other factors with respect to each of the Sub-Advised Portfolios, as well as a recap of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each of the Sub-Advisers. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-Adviser.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Sub-Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, factors considered by the directors included each Sub-Adviser’s financial strength, assets under management and reputation of each Sub-Adviser’s overall business, organization and management structure. Also included in the directors’ consideration was an evaluation of the services provided, and investment strategies employed, by each of the Sub-Advisers, as well as the personnel providing such services with respect to the Sub-Advised Portfolios. In particular, the directors considered firm updates given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. The directors also considered Mason Street Advisors’ reports on recent due diligence visits that had been conducted with certain of the Sub-Advisers.

With respect to the Sub-Advisory Agreements considered for continuance in February, the directors noted the decline in TBC’s assets under management and considered TBC’s explanation of circumstances that caused the decline. The directors discussed the potential efficiencies that could be achieved by virtue of TBC’s reliance on certain non-investment related services provided by its parent company. The directors considered changes to the analyst team supporting the Growth Stock Portfolio and assurances provided by the portfolio manager regarding her continued tenure with TBC and the level of involvement with the Growth Stock Portfolio, as well as the succession plan that was in place. With respect to William Blair, the directors considered the potential impact of the firm’s recently completed restructuring, which separated its institutional asset management business from its other lines of business, and concluded that the restructuring was unlikely to interrupt or diminish the services provided by William Blair to the Mid Cap Growth Stock Portfolio. The directors noted favorably the addition of a portfolio manager as well as an analyst to the team supporting the Mid Cap Growth Stock Portfolio, and the potential positive impact of these additional resources on the Portfolio’s performance. The directors also considered a regulatory issue that impacted the firm and the implication of the issue from a compliance perspective, and noted William Blair’s assertions that the issue was unrelated to its institutional asset management business and had not resulted in any personnel changes or client losses. With respect to Wellington, the directors observed that there had been no personnel changes in the team supporting the Small Cap Growth Stock Portfolio. Overall, with respect to the continuance of the Sub-Advisory Agreements considered at the February meeting, directors noted that each of the Sub-Advisers appeared to be adhering to their respective investment philosophies and noted the importance of employing strategies that did not result in volatility.

With respect to the Sub-Advisory Agreements considered for continuance in May, the directors considered the recent departure of Sarofim & Co.’s director of research as well as other changes in senior leadership, and concluded that they remained comfortable with the management team in place for the Large Cap Core Stock Portfolio, particularly in light of the strength of Sarofim & Co.’s analyst team. The directors also considered information provided by Sarofim & Co. regarding its management

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub- Advisory Agreements

and ownership succession plans for the firm’s CIO. The directors also considered a report relating to a due diligence visit to the offices of Sarofim & Co., which included a report on the firm’s investment process and recent changes to the composition of the Portfolio that had positively impacted performance, as well as Sarofim & Co.’s explanation of the Portfolio’s current positioning. With respect to MFS, the directors considered additions that had been made to the emerging markets analyst team that would benefit the Emerging Markets Equity Portfolio. The directors observed certain communication challenges that appeared to have developed between MFS’ portfolio management team, but acknowledged MFS’ continued efforts to improve communications between portfolio managers and among the portfolio managers and MFS’ globally dispersed analysts. The directors also considered the potential impact to MFS of a decrease in assets under management in its emerging markets equity mandate. The directors also took into consideration that MFS had added a portfolio manager to the Research International Core Portfolio team. With respect to FMI, the directors considered the explanation of FMI’s relatively higher cash position for the Large Cap Blend Portfolio in light of its investment strategies and the current market environment, and commented favorably on the consistent manner in which FMI applies its investment process. The directors also considered FMI’s succession plans for its Chief Investment Officer. With respect to Templeton, the directors considered cost reductions that had been implemented by Templeton’s parent company, as well as Templeton’s assertions that the reductions had not impacted Templeton’s global equity group and would not reduce resources allocated to the International Equity Portfolio. With respect to FIAM, the directors commented favorably on the depth and experience of FIAM’s global investment analyst pool and the strong relationships that the portfolio manager had forged with such analysts, which would benefit the International Growth Portfolio.

The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to absolute performance and risk adjusted performance for each Sub-Advised Portfolio for both short and long term periods, the directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three-, five-, and seven-year performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Sub-Advised Portfolio and (iii) the Morningstar and the Lipper rankings for the one-, three-, five-, and seven-year periods. The directors also considered the performance of each Sub-Advised Portfolio for the period since the current Sub-Adviser began managing the Sub-Advised Portfolio. The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.

In particular, the directors commented on the continued strong performance of Wellington as sub-adviser for the Small Cap Growth Stock Portfolio. With respect to the downturn in the performance of the Growth Stock Portfolio, the directors considered the long term, fundamental investment process employed for the Portfolio and continued to express confidence that TBC’s investment process had the potential to result in favorable performance over a full market cycle, particularly in light of the favorable performance achieved in the early months of TBC’s tenure as sub-adviser. With respect to William Blair, the directors observed that the performance of the Mid Cap Growth Stock Portfolio had improved, placing the Portfolio in the top half of its Lipper peer group for the one year period ended December 31, 2015. They also considered the impact of the Portfolio’s investment philosophy on its performance in speculative markets. The directors agreed on the importance of investment strategies which did not result in volatility. With respect to FIAM, the directors noted that an evaluation of FIAM’s

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

performance with respect to the International Growth Portfolio was too premature in light of FIAM’s recent appointment as sub-adviser. With respect to Sarofim & Co., the directors observed that changes in the composition of the Large Cap Core Stock Portfolio had positively impacted that Portfolio’s performance, and expressed continued confidence in the investment philosophy and strategies being employed by Sarofim & Co. With respect to Templeton, the directors noted that while the performance for the International Equity Portfolio had lagged year to date, they were satisfied with the consistently strong longer term performance record of Templeton as sub-adviser for the Portfolio. With respect to FMI, the directors observed that the performance of the Large Cap Blend Portfolio had been strong despite its cash position, and noted the downside protection afforded by the strategy employed by FMI. With respect to MFS, the directors first discussed MFS’ explanation of the Emerging Markets Equity Portfolio’s year over year performance, which had lagged. They considered explanations provided by the portfolio managers for both the Emerging Markets Equity and Research International Core Portfolios regarding how the Portfolios’ performance had been impacted by certain geopolitical events, as well as MFS’ efforts to improve communication among the portfolio managers and investment analysts.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance. For the reasons and based on the discussion summarized above, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios, and the steps being taken to address performance issues experienced by the Emerging Market Equity and Research International Core Portfolios.

Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The directors considered the actual and contractual fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly managed accounts. In considering the level of management fees, the directors also considered the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio.

The directors noted that affiliates of MFS and Templeton were also engaged to sub-advise certain assets allocated to international investments for two Northwestern Mutual accounts (“NM Accounts”) advised by an affiliate of Mason Street Advisors. The directors did not, however, consider the sub-advisory fees charged by such MFS and Templeton affiliates to the NM Accounts as particularly relevant in assessing the fees charged by MFS for the Series Fund’s Research International Core and Emerging Markets Equity Portfolios and by Templeton for the Series Fund’s International Equity Portfolio because the fees were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors’ affiliate and the MFS and Templeton affiliates to the NM Accounts, and the differences in the investment mandate, objectives, portfolio managers and policies of those accounts, as compared to those of the Series Fund’s Research International Core, Emerging Markets Equity and International Equity Portfolios.

As part of their evaluation, the directors received and reviewed an independent analysis prepared by Morningstar of comparative expense data for each Sub-Advised Portfolio. Morningstar provided data as of December 31, 2015 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds underlying variable insurance products, as well as a universe of funds underlying variable insurance products across each fund’s investment classification and objective, each as selected by Morningstar. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios.

The directors considered that the Morningstar expense rankings of the Sub-Advised Portfolios considered in February and May were in the first or second Morningstar quartiles (meaning lowest expenses) of their respective peer groups. They also considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios, and noted in particular that MFS had agreed to reduce its sub-advisory fees for the Emerging Markets Equity Portfolio and Research International Core

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Portfolio, and that Mason Street Advisors had provided a corresponding fee waiver so as to pass on the benefit of the fee reductions to the Portfolios’ shareholders. The directors also took into consideration the advisory fee waiver and/or expense limitation agreements that were in place with respect to each of the Sub-Advised Portfolios, except for the Small Cap Growth Stock Portfolio, which ranked near the top of its peer group for both gross and net expenses.

Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios and the expensed cap and waivers that were in place or were being put into place.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors due to its relationship with the Sub-Advised Portfolios. The directors considered information provided by Mason Street Advisors each quarter regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to the revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the ranking of each Sub-Advised Portfolio within the Portfolio’s respective Morningstar category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided and certain financial statements of those Sub-Advisers or their affiliates who had not provided specific profitability information. In all instances, including those where profitability information had not been provided, the sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and such Sub-Advisers. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors. The directors concluded that they had received sufficient information to evaluate the Sub-Advisers’ costs and profitability.

The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including the participation of fund families advised by certain Sub-Advisers to the Sub-Advised Portfolios in the brokerage platform and/or affinity fund or select fund programs offered by an affiliate of Mason Street Advisors and the payment of fees by those entities to affiliates of Mason Street Advisors. The directors also reviewed information concerning certain of the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Economies of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the Large Cap Blend, International Growth, Emerging Markets Equity and Research International Core Portfolios, and the fee waiver arrangements in place with respect to the Growth Stock, Mid Cap Growth Stock, Emerging Markets Equity, International Equity and Large Cap Core Stock Portfolios. The directors also considered the total assets of each Sub-Advised Portfolio and the expense ratios of the Sub-Advised Portfolios. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Other Information

The directors were presented with other information intended to assist them in their consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which an Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Sub-Adviser’s code of ethics and business continuity plans, portfolio manager compensation, portfolio turnover, succession planning and other matters they deemed relevant.

Conclusions of the Directors

Based on a consideration of all information deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of each Portfolio.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Full Schedule of Investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: August 15, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: August 15, 2016

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: August 15, 2016